UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.3%
CONSUMER DISCRETIONARY – 19.5%
AUTO COMPONENTS – 0.6%
BorgWarner, Inc.	6,160	$330,792
DISTRIBUTORS – 0.6%
LKQ Corp.*	10,875	294,386
HOTELS, RESTAURANTS & LEISURE – 0.7%
DineEquity, Inc.	2,250	175,072
Panera Bread Co.*	1,055	178,369

		$353,441
INTERNET & CATALOG RETAIL – 3.6%
Amazon.com, Inc.*	3,005	1,077,863
priceline.com, Inc.*	598	684,644
TripAdvisor, Inc.*	700	54,033

		$1,816,540
MEDIA – 5.5%
CBS Corp., Non-Voting	27,406	1,609,280
Comcast Corp.	17,363	945,415
Scripps Networks Interactive, Inc.	2,735	198,342

		$2,753,037
MULTILINE RETAIL – 1.7%
Nordstrom, Inc.	4,030	231,524
Target Corp.	10,901	617,433

		$848,957
SPECIALTY RETAIL – 2.1%
Bed, Bath & Beyond, Inc.*	5,009	319,825
GameStop Corp.	5,400	189,378
L Brands, Inc.	4,220	220,959
Tile Shop Holdings, Inc.#,*	11,223	158,581
Vitamin Shoppe, Inc.*	3,280	147,010

		$1,035,753
TEXTILES, APPAREL & LUXURY GOODS – 4.7%
Coach, Inc.	3,400	162,826
Lululemon Athletica, Inc.#,*	2,375	108,514
Michael Kors Holdings Ltd.*	8,402	671,572
NIKE, Inc.	15,126	1,101,929
PVH Corp.	2,450	296,132

		$2,340,973

TOTAL CONSUMER DISCRETIONARY		$9,773,879

Description	Number of Shares	Value
CONSUMER STAPLES – 7.1%
BEVERAGES – 3.4%
PepsiCo, Inc.	21,370	$1,717,293
FOOD & STAPLES RETAILING – 2.3%
Costco Wholesale Corp.	5,730	643,823
Whole Foods Market, Inc.	10,041	524,743

		$1,168,566
FOOD PRODUCTS – 0.6%
Green Mountain Coffee Roasters, Inc.#	3,595	291,195
HOUSEHOLD PRODUCTS – 0.5%
Church & Dwight Co., Inc.	3,645	235,394
PERSONAL PRODUCTS – 0.3%
Herbalife Ltd.#	1,965	126,487

TOTAL CONSUMER STAPLES		$3,538,935
ENERGY – 5.7%
ENERGY EQUIPMENT & SERVICES – 3.9%
Cameron International Corp.*	4,225	253,373
CARBO Ceramics, Inc.#	1,725	198,582
Core Laboratories NV	995	178,025
Schlumberger Ltd.	14,991	1,312,762

		$1,942,742
OIL, GAS & CONSUMABLE FUELS – 1.8%
Cabot Oil & Gas Corp.	5,710	228,286
Noble Energy, Inc.	2,700	168,291
Southwestern Energy Co.*	6,650	270,589
Whiting Petroleum Corp.*	4,500	262,710

		$929,876

TOTAL ENERGY		$2,872,618
FINANCIALS – 6.4%
CAPITAL MARKETS – 0.8%
Raymond James Financial, Inc.	4,115	209,495
T. Rowe Price Group, Inc.	2,150	168,646

		$378,141
COMMERCIAL BANKS – 0.5%
SVB Financial Group*	2,175	244,100
CONSUMER FINANCE – 1.5%
American Express Co.	8,887	755,573
DIVERSIFIED FINANCIAL SERVICES – 0.8%
IntercontinentalExchange Group, Inc.	1,045	218,186

January 31, 2014 (unaudited)

2     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value
MarketAxess Holdings, Inc.	3,030	$190,102

		$408,288
INSURANCE – 0.5%
Brown & Brown, Inc.	7,500	236,175
REAL ESTATE INVESTMENT TRUSTS – 1.2%
American Tower Corp.	7,445	602,152
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.1%
CBRE Group, Inc.*	10,575	280,660
Realogy Holdings Corp.*	5,925	270,002

		$550,662

TOTAL FINANCIALS		$3,175,091
HEALTH CARE – 17.6%
BIOTECHNOLOGY – 7.7%
Biogen Idec, Inc.*	3,446	1,077,357
Celgene Corp.*	5,043	766,183
Cepheid, Inc.*	4,525	239,191
Gilead Sciences, Inc.*	18,331	1,478,395
Regeneron Pharmaceuticals, Inc.*	1,000	288,590

		$3,849,716
HEALTH CARE EQUIPMENT & SUPPLIES – 3.0%
Alere, Inc.*	6,500	246,350
Intuitive Surgical, Inc.*	510	207,866
ResMed, Inc.#	5,160	225,028
Stryker Corp.	8,476	657,738
West Pharmaceutical Services, Inc.	3,820	181,259

		$1,518,241
HEALTH CARE PROVIDERS & SERVICES – 3.7%
Express Scripts Holding Co.*	16,147	1,206,019
UnitedHealth Group, Inc.	9,142	660,784

		$1,866,803
HEALTH CARE TECHNOLOGY – 0.5%
Cerner Corp.*	4,225	240,360
PHARMACEUTICALS – 2.7%
Auxilium Pharmaceuticals, Inc.*	4,850	124,063
Bristol-Myers Squibb Co.	17,059	852,438
Perrigo Co. PLC	2,250	350,235

		$1,326,736

TOTAL HEALTH CARE		$8,801,856
INDUSTRIALS – 14.2%
AEROSPACE & DEFENSE – 5.7%
HEICO Corp.	5,500	214,225
Precision Castparts Corp.	2,655	676,361
United Technologies Corp.	17,082	1,947,690

		$2,838,276

Description	Number of Shares	Value
AIR FREIGHT & LOGISTICS – 1.6%
Expeditors International of Washington, Inc.	4,725	$193,063
United Parcel Service, Inc.	6,638	632,137

		$825,200
COMMERCIAL SERVICES & SUPPLIES – 0.8%
Mine Safety Appliances Co.	4,225	212,856
Waste Connections, Inc.	4,984	203,746

		$416,602
ELECTRICAL EQUIPMENT – 1.4%
AMETEK, Inc.	5,525	273,045
Babcock & Wilcox Co. (The)	4,200	143,976
Rockwell Automation, Inc.	2,400	275,616

		$692,637
INDUSTRIAL CONGLOMERATES – 2.8%
Danaher Corp.	18,563	1,380,902
MACHINERY – 1.6%
Chart Industries, Inc.*	2,060	176,006
Cummins, Inc.	1,725	219,040
Graco, Inc.	3,400	236,266
Pall Corp.	2,100	168,210

		$799,522
ROAD & RAIL – 0.3%
Old Dominion Freight Line, Inc.*	2,600	141,024

TOTAL INDUSTRIALS		$7,094,163
INFORMATION TECHNOLOGY – 26.8%
COMMUNICATIONS EQUIPMENT – 3.1%
Aruba Networks, Inc.*	8,500	167,535
QUALCOMM, Inc.	18,654	1,384,500

		$1,552,035
COMPUTERS & PERIPHERALS – 8.7%
Apple, Inc.	6,274	3,140,764
EMC Corp.	44,510	1,078,922
Stratasys Ltd.*	1,360	163,962

		$4,383,648
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.3%
FEI Co.	2,050	192,126
IPG Photonics Corp.#	4,525	302,587
National Instruments Corp.	5,075	147,175

		$641,888
INTERNET SOFTWARE & SERVICES – 4.6%
CoStar Group, Inc.*	710	122,148
Google, Inc.*	1,708	2,017,097
Xoom Corp.*	5,350	146,537

		$2,285,782

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     3

Wilmington Large-Cap Growth Fund (concluded)

Description	Number of Shares	Value
IT SERVICES – 2.8%
Global Payments, Inc.	3,340	$220,741
Mastercard, Inc.	15,630	1,182,878

		$1,403,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%
Altera Corp.	7,090	237,019
Lam Research Corp.*	3,250	164,483

		$401,502
SOFTWARE – 5.5%
ANSYS, Inc.*	3,532	277,368
Autodesk, Inc.*	5,375	275,469
Citrix Systems, Inc.*	4,820	260,617
Microsoft Corp.	9,527	360,597
Nuance Communications, Inc.*	10,425	159,815
Oracle Corp.	31,212	1,151,723
Red Hat, Inc.*	4,615	260,748

		$2,746,337

TOTAL INFORMATION TECHNOLOGY		$13,414,811
MATERIALS – 2.0%
CHEMICALS – 1.5%
Airgas, Inc.	1,850	190,994
Ashland, Inc.	2,350	218,103
WR Grace & Co.*	3,315	312,671

		$721,768
CONTAINERS & PACKAGING – 0.5%
Crown Holdings, Inc.*	6,325	259,957

TOTAL MATERIALS		$981,725

TOTAL COMMON STOCKS
(COST $30,269,620)		$49,653,078

Description	Number of Shares	Value
MONEY MARKET FUND – 0.0%**
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	20,183	$20,183

TOTAL MONEY MARKET FUND
(COST $20,183)		$20,183

TOTAL INVESTMENTS IN SECURITIES – 99.3%
(COST $30,289,803)		$49,673,261

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.4%
REPURCHASE AGREEMENTS – 2.4%
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $178,433, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $182,002.	$178,433	178,433
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $1,020,002.	1,000,000	1,000,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,178,433)		$1,178,433

TOTAL INVESTMENTS – 101.7%
(COST $31,468,236)		$50,851,694
COLLATERAL FOR SECURITIES ON LOAN – (2.4%)		(1,178,433)
OTHER ASSETS LESS LIABILITIES – 0.7%		346,822

TOTAL NET ASSETS – 100.0%		$50,020,083

Cost of investments for Federal income tax purposes is $31,823,723. The net unrealized appreciation/(depreciation) of investments was $19,027,971. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $19,738,804 and net unrealized depreciation from investments for those securities having an excess of cost over value of $710,833.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$49,653,078	$—	$—	$49,653,078
Money Market Fund	20,183	—	—	20,183
Repurchase Agreements	—	1,178,433	—	1,178,433

Total	$49,673,261	$1,178,433	$—	$50,851,694

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.6%
CONSUMER DISCRETIONARY – 13.4%
AUTO COMPONENTS – 0.5%
BorgWarner, Inc.	4,480	$240,576
Delphi Automotive PLC	7,500	456,675
Gentex Corp.	2,390	77,412
Goodyear Tire & Rubber Co.	4,660	110,256
Johnson Controls, Inc.	13,730	633,228
Lear Corp.	2,400	173,592
TRW Automotive Holdings Corp.*	2,910	215,777
Visteon Corp.*	1,500	121,515

		$2,029,031
AUTOMOBILES – 0.6%
Ford Motor Co.	72,720	1,087,891
General Motors Co.*	15,800	570,064
Harley-Davidson, Inc.	5,750	354,717
Tesla Motors, Inc.#,*	1,900	344,679
Thor Industries, Inc.	280	14,384

		$2,371,735
DISTRIBUTORS – 0.2%
Genuine Parts Co.	4,620	379,995
LKQ Corp.*	7,880	213,312

		$593,307
DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc.*	2,487	80,305
DeVry, Inc.	2,020	73,003
Graham Holdings Co.	140	87,648
H&R Block, Inc.	6,160	187,264
Service Corp. International	4,170	73,809
Weight Watchers International, Inc.#	1,560	42,167

		$544,196
HOTELS, RESTAURANTS & LEISURE – 1.9%
Bally Technologies, Inc.*	700	51,324
Brinker International, Inc.	920	44,491
Carnival Corp.	7,020	275,114
Chipotle Mexican Grill, Inc.*	750	413,970
Choice Hotels International, Inc.	60	2,912
Darden Restaurants, Inc.	2,540	125,578
Domino’s Pizza, Inc.	2,200	155,342
Dunkin’ Brands Group, Inc.	3,900	181,467
International Game Technology	7,000	101,010

Description	Number of Shares	Value
Las Vegas Sands Corp.	7,020	$537,170
Marriott International, Inc.	7,072	348,650
McDonald’s Corp.	19,499	1,836,221
MGM Resorts International*	9,810	238,972
Panera Bread Co.*	845	142,864
Penn National Gaming, Inc.*	2,480	29,090
Royal Caribbean Cruises Ltd.	4,080	202,368
SeaWorld Entertainment, Inc.	4,100	132,922
Six Flags Entertainment Corp.	200	7,178
Starbucks Corp.	15,260	1,085,291
Starwood Hotels & Resorts Worldwide, Inc.	4,430	330,965
Wendy’s Co.#	1,200	10,884
Wyndham Worldwide Corp.	3,460	245,452
Wynn Resorts Ltd.	1,520	330,478
Yum! Brands, Inc.	8,750	587,563

		$7,417,276
HOUSEHOLD DURABLES – 0.6%
DR Horton, Inc.	7,070	166,004
Garmin Ltd.#	1,990	89,650
Harman International Industries, Inc.	1,180	122,047
Jarden Corp.*	2,340	141,453
Leggett & Platt, Inc.	3,670	110,173
Lennar Corp.	5,410	217,266
Mohawk Industries, Inc.*	1,650	234,597
Newell Rubbermaid, Inc.	7,820	241,638
NVR, Inc.*	130	149,943
PulteGroup, Inc.	10,140	206,045
Taylor Morrison Home Corp.*	5,400	114,210
Tempur-Pedic International, Inc.*	200	9,858
Toll Brothers, Inc.*	4,050	148,838
Tupperware Brands Corp.	1,100	86,196
Whirlpool Corp.	1,550	206,615

		$2,244,533
INTERNET & CATALOG RETAIL – 1.4%
Amazon.com, Inc.*	7,430	2,665,067
Expedia, Inc.	3,120	202,738
Groupon, Inc.*	14,200	148,532
Liberty Interactive Corp.*	13,050	348,565
Liberty Ventures*	1,223	141,868
Netflix, Inc.*	1,280	523,942
priceline.com, Inc.*	830	950,259

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
TripAdvisor, Inc.*	3,120	$240,833

		$5,221,804
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Hasbro, Inc.	3,490	171,429
Mattel, Inc.	9,250	350,020
Polaris Industries, Inc.	2,000	250,400

		$771,849
MEDIA – 3.9%
AMC Networks, Inc.*	1,685	108,581
Cablevision Systems Corp.	6,540	104,902
CBS Corp., Non-Voting	11,930	700,530
Charter Communications, Inc.*	1,200	164,400
Cinemark Holdings, Inc.	4,500	131,895
Clear Channel Outdoor Holdings, Inc.*	500	4,725
Comcast Corp.	52,300	2,847,735
DIRECTV*	10,990	763,036
Discovery Communications, Inc.*	6,500	518,570
DISH Network Corp.	4,680	263,858
DreamWorks Animation SKG, Inc.*	2,490	84,013
Gannett Co., Inc.	3,290	90,574
Interpublic Group of Cos., Inc.	8,720	142,310
John Wiley & Sons, Inc.	2,100	113,694
Lamar Advertising Co.*	2,400	116,784
Liberty Global PLC	7,419	593,001
Liberty Media Corp.*	2,943	387,269
Lions Gate Entertainment Corp.*	900	29,097
Madison Square Garden Co.*	2,187	126,912
Morningstar, Inc.	1,100	84,920
News Corp.*	11,157	178,066
Omnicom Group, Inc.	5,490	398,464
Regal Entertainment Group	770	15,015
Scripps Networks Interactive, Inc.	2,280	165,346
Sirius XM Holdings, Inc.*	69,200	247,736
Starz*	2,343	65,557
Thomson Reuters Corp.	6,200	223,572
Time Warner Cable, Inc.	5,724	762,837
Time Warner, Inc.	17,696	1,111,840
Twenty-First Century Fox, Inc.	37,530	1,194,205
Viacom, Inc.	9,620	789,802
Walt Disney Co.	34,746	2,522,907

		$15,052,153
MULTILINE RETAIL – 0.7%
Big Lots, Inc.*	1,324	35,470
Dollar General Corp.*	6,900	388,608
Dollar Tree, Inc.*	4,562	230,472
Family Dollar Stores, Inc.	2,356	145,648
JC Penney Co., Inc.#,*	2,330	13,794

Description	Number of Shares	Value
Kohl’s Corp.	6,210	$314,412
Macy’s, Inc.	9,280	493,696
Nordstrom, Inc.	3,780	217,161
Sears Holdings Corp.#,*	70	2,546
Target Corp.	13,560	768,038

		$2,609,845
SPECIALTY RETAIL – 2.4%
Abercrombie & Fitch Co.	2,400	84,912
Advance Auto Parts, Inc.	2,150	246,841
American Eagle Outfitters, Inc.	3,150	42,619
Ascena Retail Group, Inc.*	4,500	84,420
AutoNation, Inc.*	580	28,646
AutoZone, Inc.*	860	425,752
Bed, Bath & Beyond, Inc.*	5,190	331,381
Best Buy Co., Inc.	5,680	133,707
Cabela’s, Inc.*	200	13,372
CarMax, Inc.*	4,300	193,973
Chico’s FAS, Inc.	4,890	81,174
CST Brands, Inc.	1,718	54,856
Dick’s Sporting Goods, Inc.	2,300	120,750
DSW, Inc.	600	22,590
Foot Locker, Inc.	4,930	190,298
GameStop Corp.	2,820	98,897
Gap, Inc.	7,190	273,795
GNC Holdings, Inc.	1,800	91,998
Guess?, Inc.	1,160	32,538
Home Depot, Inc.	29,040	2,231,724
L Brands, Inc.	5,750	301,070
Lowe’s Cos., Inc.	23,300	1,078,557
Murphy USA, Inc.*	1,387	53,732
O’Reilly Automotive, Inc.*	2,700	353,646
PetSmart, Inc.	1,960	123,480
Ross Stores, Inc.	5,880	399,311
Sally Beauty Holdings, Inc.*	4,700	133,386
Signet Jewelers Ltd.	1,420	112,961
Staples, Inc.	19,410	255,436
Tiffany & Co.	3,090	257,057
TJX Cos., Inc.	14,240	816,806
Tractor Supply Co.	3,400	226,134
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	137,136
Urban Outfitters, Inc.*	4,060	145,429
Williams-Sonoma, Inc.	1,540	83,961

		$9,262,345
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Carter’s, Inc.	1,400	94,150
Coach, Inc.	6,750	323,257
Deckers Outdoor Corp.*	400	31,180

January 31, 2014 (unaudited)

6     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Fossil Group, Inc.*	1,600	$178,928
Hanesbrands, Inc.	1,900	135,166
Michael Kors Holdings Ltd.*	4,418	353,131
NIKE, Inc.	14,420	1,050,497
PVH Corp.	1,680	203,062
Ralph Lauren Corp.	1,100	172,579
Under Armour, Inc.#,*	2,200	237,842
VF Corp.	9,400	549,430

		$3,329,222

TOTAL CONSUMER DISCRETIONARY		$51,447,296
CONSUMER STAPLES – 8.5%
BEVERAGES – 1.8%
Beam, Inc.	3,060	254,898
Brown-Forman Corp.	3,497	269,269
Coca-Cola Co.	75,182	2,843,383
Coca-Cola Enterprises, Inc.	5,840	252,814
Constellation Brands, Inc.*	4,630	354,982
Dr. Pepper Snapple Group, Inc.	5,750	275,310
Molson Coors Brewing Co.	2,550	134,232
Monster Beverage Corp.*	3,668	249,057
PepsiCo, Inc.	30,699	2,466,972

		$7,100,917
FOOD & STAPLES RETAILING – 2.0%
Costco Wholesale Corp.	9,160	1,029,218
CVS Caremark Corp.	23,800	1,611,736
Kroger Co.	12,336	445,330
Safeway, Inc.	6,550	204,622
Sysco Corp.	10,290	360,973
Walgreen Co.	18,320	1,050,652
Wal-Mart Stores, Inc.	31,333	2,339,948
Whole Foods Market, Inc.	8,940	467,204

		$7,509,683
FOOD PRODUCTS – 1.6%
Archer-Daniels-Midland Co.	13,540	534,559
Bunge Ltd.	3,370	255,311
Campbell Soup Co.	3,656	150,664
ConAgra Foods, Inc.	9,030	287,064
Dean Foods Co*	1,680	26,544
Flowers Foods, Inc.	3,837	80,385
General Mills, Inc.	11,584	556,264
Green Mountain Coffee Roasters, Inc.#	3,940	319,140
Hershey Co.	3,440	341,936
Hillshire Brands Co.	3,300	117,546
Hormel Foods Corp.	3,460	157,222
Ingredion, Inc.	2,270	141,421
JM Smucker Co.	2,799	269,796

Description	Number of Shares	Value
Kellogg Co.	4,340	$251,633
Kraft Foods Group, Inc.	11,862	620,976
McCormick & Co., Inc.	3,430	220,137
Mead Johnson Nutrition Co.	5,050	388,295
Mondelez International, Inc.	33,487	1,096,699
Tyson Foods, Inc.	6,100	228,140
WhiteWave Foods Co., Class A*	3,380	81,830

		$6,125,562
HOUSEHOLD PRODUCTS – 1.7%
Church & Dwight Co., Inc.	2,072	133,810
Clorox Co.	3,468	306,120
Colgate-Palmolive Co.	19,276	1,180,269
Energizer Holdings, Inc.	990	93,555
Kimberly-Clark Corp.	8,240	901,209
Procter & Gamble Co.	52,206	4,000,024

		$6,614,987
PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	13,970	208,013
Estee Lauder Cos., Inc.	4,980	342,325
Herbalife Ltd.#	1,260	81,106
Nu Skin Enterprises, Inc.#	1,600	136,240

		$767,684
TOBACCO – 1.2%
Altria Group, Inc.	39,250	1,382,385
Lorillard, Inc.	9,820	483,340
Philip Morris International, Inc.	32,460	2,536,424
Reynolds American, Inc.	5,140	249,290

		$4,651,439

TOTAL CONSUMER STAPLES		$32,770,272
ENERGY – 9.0%
ENERGY EQUIPMENT & SERVICES – 1.7%
Atwood Oceanics, Inc.*	550	26,070
Baker Hughes, Inc.	8,800	498,432
Cameron International Corp.*	7,180	430,585
Diamond Offshore Drilling, Inc.	1,440	69,898
Dresser-Rand Group, Inc.*	2,070	117,990
Dril-Quip, Inc.*	400	40,224
FMC Technologies, Inc.*	4,960	245,222
Halliburton Co.	17,930	878,749
Helmerich & Payne, Inc.	1,680	147,907
McDermott International, Inc.*	5,080	42,367
Nabors Industries Ltd.	7,430	126,904
National Oilwell Varco, Inc.	8,055	604,206
Oceaneering International, Inc.	1,980	134,937
Oil States International, Inc.*	1,360	127,772
Patterson-UTI Energy, Inc.	4,330	111,238

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Rowan Cos. PLC*	3,240	$101,639
RPC, Inc.#	450	7,664
Schlumberger Ltd.	25,984	2,275,419
Seadrill Ltd.#	7,400	264,254
Superior Energy Services, Inc.*	2,740	64,774
Tidewater, Inc.	1,660	86,071
Unit Corp.*	220	10,993

		$6,413,315
OIL, GAS & CONSUMABLE FUELS – 7.3%
Anadarko Petroleum Corp.	9,050	730,244
Apache Corp.	7,373	591,757
Cabot Oil & Gas Corp.	8,980	359,020
Cheniere Energy, Inc.*	5,400	237,276
Chesapeake Energy Corp.	13,100	352,521
Chevron Corp.	37,400	4,174,962
Cimarex Energy Co.	2,050	200,859
Cobalt International Energy, Inc.*	8,700	142,419
Concho Resources, Inc.*	2,380	232,740
ConocoPhillips	22,860	1,484,757
CONSOL Energy, Inc.	4,900	183,015
Continental Resources, Inc.#,*	1,360	149,872
Denbury Resources, Inc.*	9,115	146,478
Devon Energy Corp.	7,400	438,228
Energen Corp.	1,530	108,202
EOG Resources, Inc.	5,800	958,392
EQT Corp.	3,450	320,194
Exxon Mobil Corp.	85,183	7,850,465
Gulfport Energy Corp.*	2,700	164,565
Hess Corp.	6,290	474,832
HollyFrontier Corp.	5,240	242,612
Kinder Morgan, Inc.	11,205	381,082
Marathon Oil Corp.	14,930	489,555
Marathon Petroleum Corp.	5,965	519,253
Murphy Oil Corp.	5,550	314,186
Newfield Exploration Co.*	2,560	63,411
Noble Energy, Inc.	8,720	543,518
Oasis Petroleum, Inc.*	3,000	125,430
Occidental Petroleum Corp.	15,400	1,348,578
PBF Energy, Inc.	3,000	77,790
Peabody Energy Corp.	9,470	161,464
Phillips 66	11,030	806,183
Pioneer Natural Resources Co.	3,120	528,278
QEP Resources, Inc.	6,500	200,785
Range Resources Corp.	3,750	323,213
Sandridge Energy, Inc.#,*	19,430	119,495
SM Energy Co.	1,570	129,933

Description	Number of Shares	Value
Southwestern Energy Co.*	10,028	$408,039
Spectra Energy Corp.	13,700	492,515
Teekay Corp.	520	28,168
Tesoro Corp.	2,340	120,557
Ultra Petroleum Corp.#,*	4,800	114,960
Valero Energy Corp.	9,470	483,917
Whiting Petroleum Corp.*	3,600	210,168
Williams Cos., Inc.	13,350	540,542
World Fuel Services Corp.	3,100	132,432
WPX Energy, Inc.*	5,116	97,460

		$28,304,322

TOTAL ENERGY		$34,717,637
FINANCIALS – 17.0%
CAPITAL MARKETS – 2.3%
Affiliated Managers Group, Inc.*	1,470	292,883
American Capital Ltd.*	6,400	99,904
Ameriprise Financial, Inc.	5,240	553,554
Ares Capital Corp.	7,500	132,825
Bank of New York Mellon Corp.	22,470	718,141
BlackRock, Inc.	2,660	799,250
Charles Schwab Corp.	22,370	555,223
E*TRADE Financial Corp.*	4,900	98,098
Eaton Vance Corp.	1,770	67,384
Federated Investors, Inc.	470	12,638
Franklin Resources, Inc.	8,340	433,763
Goldman Sachs Group, Inc.	8,790	1,442,615
Invesco Ltd.	9,370	311,553
Lazard Ltd.	3,550	151,798
Legg Mason, Inc.	3,910	165,588
LPL Financial Holdings, Inc.	1,100	58,883
Morgan Stanley	30,696	905,839
Northern Trust Corp.	5,680	342,050
Raymond James Financial, Inc.	2,110	107,420
SEI Investments Co.	2,440	83,106
State Street Corp.	8,520	570,414
T. Rowe Price Group, Inc.	6,580	516,135
TD Ameritrade Holding Corp.	5,650	176,563
Waddell & Reed Financial, Inc.	2,740	177,607

		$8,773,234
COMMERCIAL BANKS – 2.9%
Associated Banc-Corp.	5,285	87,044
Bank of Hawaii Corp.	770	43,721
BB&T Corp.	14,390	538,330
BOK Financial Corp.	320	20,563
CapitalSource, Inc.	4,720	64,806

January 31, 2014 (unaudited)

8     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CIT Group, Inc.*	6,200	$288,610
City National Corp.	940	68,009
Comerica, Inc.	3,630	166,254
Commerce Bancshares, Inc.	3,346	145,451
Cullen/Frost Bankers, Inc.	1,440	106,589
East West Bancorp, Inc.	2,500	83,650
Fifth Third Bancorp	20,400	428,808
First Citizens BancShares, Inc.	50	11,062
First Horizon National Corp.	6,384	75,076
First Niagara Financial Group, Inc.	10,030	86,659
First Republic Bank	4,100	198,973
Fulton Financial Corp.	7,410	91,513
Huntington Bancshares, Inc.	21,541	195,377
KeyCorp	20,070	256,093
M&T Bank Corp.§	3,410	380,249
PNC Financial Services Group, Inc.	9,860	787,617
Popular, Inc.*	800	21,120
Regions Financial Corp.	28,356	288,381
Signature Bank*	1,100	134,266
SunTrust Banks, Inc.	11,580	428,692
SVB Financial Group*	1,600	179,568
Synovus Financial Corp.	15,640	52,394
TCF Financial Corp.	4,310	69,391
U.S. Bancorp	35,320	1,403,264
Valley National Bancorp#	5,622	54,477
Wells Fargo & Co.	92,605	4,198,711
Zions Bancorporation	4,790	137,713

		$11,092,431
CONSUMER FINANCE – 0.8%
American Express Co.	18,360	1,560,967
Capital One Financial Corp.	10,400	734,344
Discover Financial Services	9,880	530,062
SLM Corp.	11,460	260,830

		$3,086,203
DIVERSIFIED FINANCIAL SERVICES – 4.3%
Bank of America Corp.	207,490	3,475,457
Berkshire Hathaway, Inc.*	34,506	3,850,870
CBOE Holdings, Inc.	3,000	156,060
Citigroup, Inc.	58,402	2,770,007
CME Group, Inc.	5,900	441,084
Interactive Brokers Group, Inc.	1,200	25,440
IntercontinentalExchange Group, Inc.	2,618	546,612
JPMorgan Chase & Co.	72,820	4,031,315
Leucadia National Corp.	7,710	210,714
McGraw Hill Financial, Inc.	7,440	565,738
Moody’s Corp.	5,440	405,715

Description	Number of Shares	Value
MSCI, Inc.*	2,520	$107,654
NASDAQ OMX Group, Inc.	3,830	146,115

		$16,732,781
INSURANCE – 3.2%
ACE Ltd.	6,500	609,765
Aflac, Inc.	8,550	536,769
Alleghany Corp.*	256	95,316
Allied World Assurance Co. Holdings AG	930	95,716
Allstate Corp.	8,480	434,176
American Financial Group, Inc.	1,600	87,872
American International Group, Inc.	28,450	1,364,462
American National Insurance Co.	600	62,400
Aon PLC	8,500	683,910
Arch Capital Group Ltd.*	3,540	190,487
Arthur J Gallagher & Co.	3,880	179,372
Aspen Insurance Holdings, Ltd.	190	7,391
Assurant, Inc.	1,130	73,845
Assured Guaranty Ltd.	1,600	33,840
Axis Capital Holdings Ltd.	3,280	147,666
Brown & Brown, Inc.	2,170	68,333
Chubb Corp.	5,350	452,289
Cincinnati Financial Corp.	4,606	223,161
CNA Financial Corp.	1,050	41,244
Endurance Specialty Holdings Ltd.	2,000	104,780
Erie Indemnity Co.	670	47,014
Everest Re Group, Ltd.	1,070	154,893
Fidelity National Financial, Inc.	6,441	203,149
Genworth Financial, Inc.*	10,160	149,860
Hanover Insurance Group, Inc.	1,100	61,083
Hartford Financial Services Group, Inc.	9,890	328,842
HCC Insurance Holdings, Inc.	3,670	157,480
Kemper Corp.	370	13,597
Lincoln National Corp.	6,070	291,542
Loews Corp.	5,050	225,180
Markel Corp.*	380	204,873
Marsh & McLennan Cos., Inc.	11,240	513,780
MBIA, Inc.*	1,650	18,051
Mercury General Corp.	370	16,957
MetLife, Inc.	17,901	878,044
Old Republic International Corp.	6,600	103,092
PartnerRe Ltd.	970	95,225
Principal Financial Group, Inc.	8,190	356,838
ProAssurance Corp.	500	23,230
Progressive Corp.	15,080	350,459
Protective Life Corp.	1,130	55,381
Prudential Financial, Inc.	9,730	821,115
Reinsurance Group of America, Inc.	1,690	126,192

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
RenaissanceRe Holdings Ltd.#	1,320	$119,737
StanCorp Financial Group, Inc.	40	2,570
Torchmark Corp.	2,730	205,160
Travelers Cos., Inc.	7,680	624,230
Unum Group	7,510	241,822
Validus Holdings Ltd.	3,370	121,050
White Mountains Insurance Group Ltd.	160	90,352
WR Berkley Corp.	3,580	138,761
XL Group PLC	6,420	184,511

		$12,416,864
REAL ESTATE INVESTMENT TRUSTS – 3.2%
Alexandria Real Estate Equities, Inc.	740	51,896
American Campus Communities, Inc.	3,200	111,232
American Capital Agency Corp.	9,500	199,025
American Tower Corp.	8,460	684,245
Annaly Capital Management, Inc.	26,450	284,866
Apartment Investment & Management Co.	3,970	111,041
AvalonBay Communities, Inc.	2,822	348,517
BioMed Realty Trust, Inc.	4,100	79,991
Boston Properties, Inc.	4,150	448,573
Brandywine Realty Trust	730	10,402
BRE Properties, Inc.	2,100	124,110
Camden Property Trust	1,970	121,785
CBL & Associates Properties, Inc.	5,000	84,950
Chimera Investment Corp.	15,700	48,984
CommonWealth REIT	4,542	111,642
Corporate Office Properties Trust	1,820	45,227
Corrections Corp. of America	4,047	135,858
DDR Corp.	10,200	159,834
Digital Realty Trust, Inc.#	3,760	191,722
Douglas Emmett, Inc.	4,410	112,146
Duke Realty Corp.	6,310	99,130
Equity Lifestyle Properties, Inc.	3,400	133,654
Equity Residential	7,350	407,043
Essex Property Trust, Inc.	1,050	166,288
Extra Space Storage, Inc.	2,200	100,452
Federal Realty Investment Trust	1,170	127,530
Gaming and Leisure Properties, Inc.*	80	2,776
General Growth Properties, Inc.	10,343	208,308
Hatteras Financial Corp.	4,300	77,142
HCP, Inc.	10,470	409,900
Health Care REIT, Inc.	8,120	470,310
Home Properties, Inc.	1,000	55,750
Hospitality Properties Trust	4,950	127,215
Host Hotels & Resorts, Inc.	14,540	267,391
Kilroy Realty Corp.	2,000	105,600

Description	Number of Shares	Value
Kimco Realty Corp.	6,880	$143,861
Liberty Property Trust	4,640	168,896
Macerich Co.	2,610	147,726
Mack-Cali Realty Corp.	2,330	47,136
MFA Financial, Inc.	13,600	99,144
Mid-America Apartment Communities, Inc.	2,400	154,896
National Retail Properties, Inc.#	3,600	119,520
Omega Healthcare Investors, Inc.	4,100	130,954
Piedmont Office Realty Trust, Inc.	3,300	55,011
Plum Creek Timber Co., Inc.	2,370	102,076
Post Properties, Inc.	700	32,851
Prologis, Inc.	10,810	418,996
Public Storage	3,060	482,225
Rayonier, Inc.	3,915	173,278
Realty Income Corp.#	3,910	159,450
Regency Centers Corp.	2,060	99,168
Senior Housing Properties Trust	2,540	57,201
Simon Property Group, Inc.	5,933	918,666
SL Green Realty Corp.	1,990	186,602
Spirit Realty Capital, Inc.	13,000	137,800
Starwood Property Trust, Inc.	5,100	154,020
Tanger Factory Outlet Centers	3,100	103,478
Taubman Centers, Inc.	1,850	120,287
Two Harbors Investment Corp.	11,700	115,011
UDR, Inc.	8,480	206,403
Ventas, Inc.	6,766	422,131
Vornado Realty Trust	3,873	355,658
Weingarten Realty Investors	3,560	103,204
Weyerhaeuser Co.	14,010	418,619
WP Carey, Inc.	1,900	112,252

		$12,171,055
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
CBRE Group, Inc.*	4,310	114,387
Forest City Enterprises, Inc.*	4,300	78,217
Howard Hughes Corp.*	658	82,099
Jones Lang LaSalle, Inc.	1,370	156,536
Realogy Holdings Corp.*	2,600	118,482
St Joe Co.#,*	2,820	50,675

		$600,396
THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.	16,032	144,929
New York Community Bancorp, Inc.#	10,240	165,786
Ocwen Financial Corp.*	3,000	132,420
People’s United Financial, Inc.	7,600	107,996
TFS Financial Corp.*	250	2,870

January 31, 2014 (unaudited)

10     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Washington Federal, Inc.	270	$5,908

		$559,909

TOTAL FINANCIALS		$65,432,873
HEALTH CARE – 12.8%
BIOTECHNOLOGY – 2.4%
Alexion Pharmaceuticals, Inc.*	4,040	641,269
Alkermes PLC*	900	43,812
Amgen, Inc.	14,884	1,770,452
Ariad Pharmaceuticals, Inc.#,*	3,900	28,821
Biogen Idec, Inc.*	4,900	1,531,936
BioMarin Pharmaceutical, Inc.*	3,000	206,640
Celgene Corp.*	8,383	1,273,629
Cubist Pharmaceuticals, Inc.*	800	58,472
Gilead Sciences, Inc.*	30,854	2,488,375
Incyte Corp. Ltd.*	1,500	98,280
Medivation, Inc.*	1,800	143,280
Myriad Genetics, Inc.#,*	2,310	63,825
Pharmacyclics, Inc.*	1,100	146,377
Regeneron Pharmaceuticals, Inc.*	1,300	375,167
Seattle Genetics, Inc.#,*	800	35,888
Theravance, Inc.#,*	100	3,682
United Therapeutics Corp.*	1,340	137,511
Vertex Pharmaceuticals, Inc.*	4,283	338,528

		$9,385,944
HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
Abbott Laboratories	30,809	1,129,458
Alere, Inc.*	2,650	100,435
Baxter International, Inc.	11,250	768,375
Becton Dickinson & Co.	3,760	406,531
Boston Scientific Corp.*	31,600	427,548
CareFusion Corp.*	4,900	199,773
Cooper Cos., Inc.	1,050	130,494
Covidien PLC	8,900	607,336
CR Bard, Inc.	2,280	295,465
DENTSPLY International, Inc.	3,670	169,334
Edwards Lifesciences Corp.*	1,586	103,280
Hill-Rom Holdings, Inc.	2,260	81,970
Hologic, Inc.*	8,040	171,734
IDEXX Laboratories, Inc.*	590	67,413
Intuitive Surgical, Inc.*	700	285,306
Medtronic, Inc.	19,260	1,089,346
ResMed, Inc.#	2,120	92,453
Sirona Dental Systems, Inc.*	1,700	122,298
St. Jude Medical, Inc.	7,370	447,580
Stryker Corp.	5,900	457,840
Teleflex, Inc.	1,160	108,622

Description	Number of Shares	Value
Varian Medical Systems, Inc.*	2,750	$223,603
Zimmer Holdings, Inc.	4,510	423,805

		$7,909,999
HEALTH CARE PROVIDERS & SERVICES – 2.2%
Aetna, Inc.	6,831	466,762
AmerisourceBergen Corp.	5,970	401,303
Brookdale Senior Living, Inc.*	970	26,636
Cardinal Health, Inc.	8,600	584,972
Catamaran Corp.*	3,312	161,029
Cigna Corp.	6,590	568,783
Community Health Systems, Inc.	3,246	134,417
Davita HealthCare Partners, Inc.*	4,588	297,899
Envision Healthcare Holdings, Inc.*	500	16,530
Express Scripts Holding Co.*	16,162	1,207,140
HCA Holdings, Inc.	5,800	291,566
Health Net, Inc.*	1,220	40,126
Henry Schein, Inc.*	2,460	282,629
Humana, Inc.	3,970	386,281
Laboratory Corp. of America Holdings*	1,210	108,694
LifePoint Hospitals, Inc.*	2,330	123,513
McKesson Corp.	4,300	749,963
MEDNAX, Inc.*	2,740	152,454
Omnicare, Inc.	1,959	122,359
Patterson Cos., Inc.	970	38,761
Quest Diagnostics, Inc.	4,750	249,375
Tenet Healthcare Corp.*	2,425	111,574
UnitedHealth Group, Inc.	19,420	1,403,678
Universal Health Services, Inc.	2,580	211,612
VCA Antech, Inc.*	870	27,788
WellPoint, Inc.	5,510	473,860

		$8,639,704
HEALTH CARE TECHNOLOGY – 0.1%
Allscripts Healthcare Solutions, Inc.*	4,700	77,832
Cerner Corp.*	7,140	406,195

		$484,027
LIFE SCIENCES TOOLS & SERVICES – 0.8%
Agilent Technologies, Inc.	7,790	452,988
Bio-Rad Laboratories, Inc.*	890	113,137
Charles River Laboratories International, Inc.*	1,920	108,538
Covance, Inc.*	740	69,974
Illumina, Inc.*	2,800	425,600
Life Technologies Corp.*	4,831	367,494
Mettler-Toledo International, Inc.*	920	226,596
PerkinElmer, Inc.	3,470	151,292
QIAGEN N.V.*	7,500	165,900

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Thermo Fisher Scientific, Inc.	6,420	$739,199
Waters Corp.*	810	87,699

		$2,908,417
PHARMACEUTICALS – 5.2%
AbbVie, Inc.	31,909	1,570,880
Actavis PLC*	4,116	777,842
Allergan, Inc.	6,300	721,980
Bristol-Myers Squibb Co.	33,500	1,673,995
Eli Lilly & Co.	18,690	1,009,447
Endo Health Solutions, Inc.*	3,410	224,651
Forest Laboratories, Inc.*	8,130	539,019
Hospira, Inc.*	5,170	227,532
Jazz Pharmaceuticals PLC*	700	106,162
Johnson & Johnson	53,920	4,770,302
Mallinckrodt PLC*	1,337	77,319
Merck & Co., Inc.	57,646	3,053,509
Mylan, Inc.*	8,930	405,511
Perrigo Co. PLC	2,460	382,924
Pfizer, Inc.	128,223	3,897,979
Salix Pharmaceuticals Ltd.*	1,600	155,744
Zoetis, Inc.	13,681	415,355

		$20,010,151

TOTAL HEALTH CARE		$49,338,242
INDUSTRIALS – 11.4%
AEROSPACE & DEFENSE – 2.8%
Alliant Techsystems, Inc.	1,020	146,574
B/E Aerospace, Inc.*	2,900	230,463
Boeing Co.	15,390	1,927,751
Exelis, Inc.	5,070	99,321
General Dynamics Corp.	6,210	629,135
Hexcel Corp.*	3,600	150,048
Honeywell International, Inc.	15,870	1,447,820
Huntington Ingalls Industries, Inc.	1,645	156,308
L-3 Communications Holdings, Inc.	2,910	323,214
Lockheed Martin Corp.	5,350	807,368
Northrop Grumman Corp.	4,370	504,954
Precision Castparts Corp.	2,990	761,703
Raytheon Co.	6,120	581,828
Rockwell Collins, Inc.	2,870	216,857
Spirit Aerosystems Holdings, Inc.*	1,940	65,785
Textron, Inc.	6,370	226,135
TransDigm Group, Inc.	1,290	215,469
Triumph Group, Inc.	1,500	102,630
United Technologies Corp.	17,860	2,036,397

		$10,629,760

Description	Number of Shares	Value
AIR FREIGHT & LOGISTICS – 0.7%
C.H. Robinson Worldwide, Inc.	4,384	$256,639
Expeditors International of Washington, Inc.	4,180	170,795
FedEx Corp.	6,560	874,579
United Parcel Service, Inc.	14,650	1,395,120

		$2,697,133
AIRLINES – 0.4%
Alaska Air Group, Inc.	900	71,163
Copa Holdings SA	720	94,104
Delta Air Lines, Inc.	21,020	643,422
Southwest Airlines Co.	14,830	310,689
United Continental Holdings, Inc.*	6,433	294,889

		$1,414,267
BUILDING PRODUCTS – 0.2%
Allegion PLC*	2,233	110,199
Armstrong World Industries, Inc.*	40	2,227
Fortune Brands Home & Security, Inc.	4,760	214,486
Lennox International, Inc.	1,490	128,974
Masco Corp.	9,130	193,191
Owens Corning*	3,690	140,774
Smith (A.O.) Corp.	2,500	118,050

		$907,901
COMMERCIAL SERVICES & SUPPLIES – 0.4%
ADT Corp.	5,850	175,734
Cintas Corp.	3,520	200,886
Clean Harbors, Inc.*	1,300	72,904
Copart, Inc.*	1,880	64,446
Covanta Holding Corp.	5,900	106,200
Iron Mountain, Inc.	4,134	109,179
KAR Auction Services, Inc.	100	2,782
Pitney Bowes, Inc.	2,430	61,187
Republic Services, Inc.	5,140	164,634
RR Donnelley & Sons Co.	3,270	60,397
Stericycle, Inc.*	1,752	205,089
Waste Connections, Inc.	2,175	88,914
Waste Management, Inc.	9,040	377,691

		$1,690,043
CONSTRUCTION & ENGINEERING – 0.3%
AECOM Technology Corp.*	1,800	51,606
Chicago Bridge & Iron Co. NV	1,982	148,630
Fluor Corp.	3,470	263,581
Jacobs Engineering Group, Inc.*	3,750	227,662
KBR, Inc.	2,070	64,791
Quanta Services, Inc.*	5,010	156,162
URS Corp.	2,220	111,444

		$1,023,876

January 31, 2014 (unaudited)

12     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
ELECTRICAL EQUIPMENT – 0.8%
AMETEK, Inc.	6,780	$335,068
Babcock & Wilcox Co. (The)	2,940	100,783
Eaton Corp. PLC	8,928	652,548
Emerson Electric Co.	13,590	896,125
Hubbell, Inc.	1,590	185,601
Regal-Beloit Corp.	600	44,454
Rockwell Automation, Inc.	2,820	323,849
Roper Industries, Inc.	2,800	384,272

		$2,922,700
INDUSTRIAL CONGLOMERATES – 2.0%
3M Co.	13,810	1,770,304
Carlisle Cos., Inc.	1,890	140,862
Danaher Corp.	11,880	883,753
General Electric Co.	198,820	4,996,347

		$7,791,266
MACHINERY – 2.2%
AGCO Corp.	2,760	147,191
Caterpillar, Inc.	12,100	1,136,311
Colfax Corp.*	2,600	156,650
Crane Co.	350	22,106
Cummins, Inc.	3,520	446,970
Deere & Co.	7,150	614,614
Donaldson Co., Inc.	4,860	200,524
Dover Corp.	3,860	334,122
Flowserve Corp.	3,320	240,136
Graco, Inc.	2,140	148,709
Harsco Corp.	1,810	45,956
IDEX Corp.	2,120	152,661
Illinois Tool Works, Inc.	6,900	544,203
Ingersoll-Rand PLC	6,700	393,893
ITT Corp.	2,535	103,808
Joy Global, Inc.#	3,180	167,872
Kennametal, Inc.	2,650	114,851
Lincoln Electric Holdings, Inc.	2,600	179,920
Manitowoc Co., Inc.	3,910	111,240
Navistar International Corp.#,*	1,680	51,778
Nordson Corp.	2,000	138,640
Oshkosh Corp.*	990	53,599
PACCAR, Inc.	7,990	447,440
Pall Corp.	3,170	253,917
Parker Hannifin Corp.	3,500	396,795
Pentair Ltd.	4,766	354,257
Snap-On, Inc.	1,780	178,267
SPX Corp.	1,230	122,471
Stanley Black & Decker, Inc.	3,320	256,968

Description	Number of Shares	Value
Terex Corp.*	2,030	$83,230
Timken Co.	2,400	135,192
Toro Co.	440	27,878
Trinity Industries, Inc.	1,080	62,888
Valmont Industries, Inc.	1,060	155,163
WABCO Holdings, Inc.*	2,050	176,751
Wabtec Corp.	1,820	134,334
Xylem, Inc.	4,770	159,127

		$8,450,432
MARINE – 0.0%**
Kirby Corp.*	1,500	149,685
PROFESSIONAL SERVICES – 0.3%
Dun & Bradstreet Corp.	930	102,300
Equifax, Inc.	2,260	158,336
IHS, Inc.*	1,140	129,287
Manpowergroup, Inc.	1,860	144,894
Nielsen Holdings N.V.	5,600	236,824
Robert Half International, Inc.	2,010	83,978
Science Applications International Corp.	1,257	46,522
Towers Watson & Co.	1,300	151,996
Verisk Analytics, Inc.*	4,000	255,440

		$1,309,577
ROAD & RAIL – 1.0%
Avis Budget Group, Inc.*	500	18,855
Con-way, Inc.	1,840	70,785
CSX Corp.	18,800	505,908
Genesee & Wyoming, Inc.*	1,600	144,544
Hertz Global Holdings, Inc.*	8,050	209,461
JB Hunt Transport Services, Inc.	2,980	223,649
Kansas City Southern	2,800	295,652
Landstar System, Inc.	1,590	91,330
Norfolk Southern Corp.	5,460	505,541
Old Dominion Freight Line, Inc.*	2,800	151,872
Ryder System, Inc.	1,640	116,752
Union Pacific Corp.	8,860	1,543,766

		$3,878,115
TRADING COMPANIES & DISTRIBUTORS – 0.3%
Fastenal Co.	6,960	305,753
GATX Corp.	90	5,211
MRC Global, Inc.*	100	2,792
MSC Industrial Direct Co., Inc.	1,390	116,788
United Rentals, Inc.*	2,600	210,444
WESCO International, Inc.*	330	27,377
WW Grainger, Inc.	1,510	354,065

		$1,022,430

TOTAL INDUSTRIALS		$43,887,185

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
INFORMATION TECHNOLOGY – 18.1%
COMMUNICATIONS EQUIPMENT – 1.6%
Brocade Communications Systems, Inc.*	8,790	$82,099
Cisco Systems, Inc.	103,020	2,257,168
EchoStar Corp.*	270	12,698
F5 Networks, Inc.*	1,710	182,970
Harris Corp.	2,040	141,454
JDS Uniphase Corp.*	5,850	77,746
Juniper Networks, Inc.*	10,440	277,808
Motorola Solutions, Inc.	5,790	369,402
Polycom, Inc.*	3,200	38,176
QUALCOMM, Inc.	33,900	2,516,058
Riverbed Technology, Inc.*	4,200	82,824

		$6,038,403
COMPUTERS & PERIPHERALS – 3.4%
3D Systems Corp.#,*	3,000	233,190
Apple, Inc.	18,540	9,281,124
Diebold, Inc.	973	32,683
EMC Corp.	42,470	1,029,473
Hewlett-Packard Co.	37,890	1,098,810
Lexmark International, Inc.	2,230	87,394
NCR Corp.*	5,320	187,211
NetApp, Inc.	8,543	361,711
SanDisk Corp.	4,650	323,408
Stratasys Ltd.*	200	24,112
Western Digital Corp.	5,080	437,744

		$13,096,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Amphenol Corp.	3,750	325,800
Arrow Electronics, Inc.*	3,540	181,885
Avnet, Inc.	3,060	125,674
AVX Corp.	200	2,584
Corning, Inc.	27,340	470,521
Dolby Laboratories, Inc.#	1,350	55,336
FLIR Systems, Inc.	3,390	107,531
Ingram Micro, Inc.*	4,200	105,084
IPG Photonics Corp.#	100	6,687
Jabil Circuit, Inc.	5,240	94,163
National Instruments Corp.	2,880	83,520
Tech Data Corp.*	1,700	91,664
Trimble Navigation Ltd.*	4,300	139,019
Vishay Intertechnology, Inc.*	2,370	32,185

		$1,821,653
INTERNET SOFTWARE & SERVICES – 3.1%
Akamai Technologies, Inc.*	4,850	231,248

Description	Number of Shares	Value
AOL, Inc.	2,331	$107,412
eBay, Inc.*	26,820	1,426,824
Equinix, Inc.*	1,290	238,908
Facebook, Inc.*	33,900	2,121,123
Google, Inc.*	5,385	6,359,523
IAC/InterActiveCorp	1,130	79,145
LinkedIn Corp.*	2,200	473,462
Pandora Media, Inc.*	800	28,856
Rackspace Hosting, Inc.*	2,800	101,948
Twitter, Inc.#,*	1,900	122,550
VeriSign, Inc.#,*	3,950	232,063
Yahoo!, Inc.*	16,590	597,572

		$12,120,634
IT SERVICES – 3.5%
Accenture PLC	12,800	1,022,464
Alliance Data Systems Corp.*	1,290	309,161
Amdocs Ltd.	2,720	117,667
Automatic Data Processing, Inc.	10,730	821,918
Broadridge Financial Solutions, Inc.	3,630	131,733
Cognizant Technology Solutions Corp.*	5,960	577,643
Computer Sciences Corp.	3,600	217,476
CoreLogic, Inc.*	680	21,658
DST Systems, Inc.	170	15,470
Fidelity National Information Services, Inc.	7,543	382,430
Fiserv, Inc.*	7,660	429,343
FleetCor Technologies, Inc.*	2,100	223,272
Gartner, Inc.*	1,700	119,561
Genpact Ltd.	6,500	110,305
Global Payments, Inc.	2,250	148,702
International Business Machines Corp.	20,700	3,657,276
Jack Henry & Associates, Inc.	1,900	105,982
Leidos Holdings, Inc.	2,200	99,748
Mastercard, Inc.	23,800	1,801,184
NeuStar, Inc.*	2,800	94,892
Paychex, Inc.	6,670	278,939
Teradata Corp.*	4,070	167,358
Total System Services, Inc.	4,520	135,058
VeriFone Systems, Inc.*	2,600	75,426
Visa, Inc.	10,130	2,182,306
Western Union Co.	13,390	206,206

		$13,453,178
OFFICE ELECTRONICS – 0.1%
Xerox Corp.	33,560	364,126
Zebra Technologies Corp.*	350	19,236

		$383,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%
Advanced Micro Devices, Inc.#,*	12,850	44,075

January 31, 2014 (unaudited)

14     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Altera Corp.	7,030	$235,013
Analog Devices, Inc.	8,820	425,741
Applied Materials, Inc.	32,580	547,996
Atmel Corp.*	11,220	93,799
Avago Technologies Ltd.	6,100	333,304
Broadcom Corp.	13,130	390,749
Cree, Inc.*	3,430	207,241
Fairchild Semiconductor International, Inc.*	1,810	23,096
First Solar, Inc.*	700	35,406
Intel Corp.	95,970	2,355,104
KLA-Tencor Corp.	3,550	218,218
Lam Research Corp.*	4,680	236,855
Linear Technology Corp.	6,470	288,174
LSI Corp.	9,100	100,373
Marvell Technology Group Ltd.	11,030	164,678
Maxim Integrated Products, Inc.	7,520	227,555
Microchip Technology, Inc.#	3,100	139,066
Micron Technology, Inc.*	23,570	543,053
NVIDIA Corp.	12,880	202,216
ON Semiconductor Corp.*	10,570	88,365
Silicon Laboratories, Inc.*	1,380	65,191
Skyworks Solutions, Inc.*	4,800	145,200
Teradyne, Inc.*	3,450	64,895
Texas Instruments, Inc.	22,050	934,920
Xilinx, Inc.	5,300	246,026

		$8,356,309
SOFTWARE – 3.7%
Activision Blizzard, Inc.	8,770	150,230
Adobe Systems, Inc.*	11,380	673,582
ANSYS, Inc.*	2,280	179,048
Autodesk, Inc.*	5,030	257,787
CA, Inc.	7,980	255,998
Cadence Design Systems, Inc.*	3,910	55,209
Citrix Systems, Inc.*	3,830	207,088
Compuware Corp.	1,080	10,951
Concur Technologies, Inc.*	1,100	133,474
Electronic Arts, Inc.*	6,660	175,824
FactSet Research Systems, Inc.	1,540	162,886
Fortinet, Inc.*	4,000	84,800
Informatica Corp.*	3,500	141,260
Intuit, Inc.	6,300	461,475
MICROS Systems, Inc.*	1,220	67,747
Microsoft Corp.	166,489	6,301,609
NetSuite, Inc.*	1,200	126,216
Nuance Communications, Inc.*	7,200	110,376
Oracle Corp.	69,700	2,571,930

Description	Number of Shares	Value
Red Hat, Inc.*	4,030	$227,695
Rovi Corp.*	1,650	34,997
Salesforce.com, Inc.*	12,280	743,308
ServiceNow, Inc.*	1,400	88,802
SolarWinds, Inc.*	1,300	51,857
Solera Holdings, Inc.	800	53,464
Splunk, Inc.*	2,700	207,981
Symantec Corp.	16,720	357,975
Synopsys, Inc.*	2,600	103,636
TIBCO Software, Inc.*	5,000	106,450
VMware, Inc.*	2,310	208,223
Zynga, Inc.*	15,000	66,000

		$14,377,878

TOTAL INFORMATION TECHNOLOGY		$69,648,277
MATERIALS – 4.0%
CHEMICALS – 2.6%
Air Products & Chemicals, Inc.	4,370	459,462
Airgas, Inc.	1,960	202,350
Albemarle Corp.	1,180	75,732
Ashland, Inc.	1,840	170,770
Cabot Corp.	2,560	124,595
Celanese Corp.	3,170	160,529
CF Industries Holdings, Inc.	1,623	374,686
Cytec Industries, Inc.	980	88,171
Dow Chemical Co.	24,250	1,103,617
E.I. du Pont de Nemours & Co.	18,830	1,148,818
Eastman Chemical Co.	4,388	342,088
Ecolab, Inc.	4,877	490,334
FMC Corp.	3,660	258,506
Huntsman Corp.	7,270	159,358
International Flavors & Fragrances, Inc.	1,600	138,688
LyondellBasell Industries NV	7,400	582,824
Monsanto Co.	10,150	1,081,483
Mosaic Co.	5,050	225,533
NewMarket Corp.	400	133,944
PPG Industries, Inc.	3,020	550,727
Praxair, Inc.	5,450	679,724
Rockwood Holdings, Inc.	2,000	137,060
RPM International, Inc.	3,760	149,159
Scotts Miracle-Gro Co.	1,470	87,303
Sherwin-Williams Co.	1,958	358,823
Sigma-Aldrich Corp.	3,490	324,465
Valspar Corp.	2,720	191,162
WR Grace & Co.*	1,600	150,912

		$9,950,823

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	1,900	$149,625
Martin Marietta Materials, Inc.	1,500	163,515
Vulcan Materials Co.	3,300	203,709

		$516,849
CONTAINERS & PACKAGING – 0.5%
Aptargroup, Inc.	580	37,004
Avery Dennison Corp.	3,210	158,157
Ball Corp.	4,000	204,760
Bemis Co., Inc.	3,440	132,474
Crown Holdings, Inc.*	4,340	178,374
Greif, Inc.	270	13,670
MeadWestvaco Corp.	4,680	168,808
Owens-Illinois, Inc.*	3,380	108,295
Packaging Corp. of America	2,850	184,110
Rock-Tenn Co.	2,000	202,960
Sealed Air Corp.	3,900	121,641
Silgan Holdings, Inc.	1,900	87,077
Sonoco Products Co.	3,910	161,796

		$1,759,126
METALS & MINING – 0.6%
Alcoa, Inc.#	22,500	258,975
Allegheny Technologies, Inc.	2,650	83,316
Carpenter Technology Corp.	380	22,082
Cliffs Natural Resources, Inc.#	2,540	49,073
Compass Minerals International, Inc.	900	70,758
Freeport-McMoRan Copper & Gold, Inc.	18,965	614,656
Newmont Mining Corp.	12,070	260,712
Nucor Corp.	9,150	442,403
Reliance Steel & Aluminum Co.	2,450	171,378
Royal Gold, Inc.	2,400	134,256
Southern Copper Corp.#	2,170	60,717
Steel Dynamics, Inc.	5,700	94,050
United States Steel Corp.#	3,620	94,518

		$2,356,894
PAPER & FOREST PRODUCTS – 0.2%
Domtar Corp.	900	96,669
International Paper Co.	10,940	522,276

		$618,945

TOTAL MATERIALS		$15,202,637
TELECOMMUNICATION SERVICES – 2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
AT&T, Inc.	102,957	3,430,527
CenturyLink, Inc.	13,219	381,500
Frontier Communications Corp.#	21,600	101,520

Description	Number of Shares	Value
Level 3 Communications, Inc.*	2,028	$65,099
tw telecom, Inc.*	4,100	120,786
Verizon Communications, Inc.	56,300	2,703,526
Windstream Holdings, Inc.#	15,700	117,436

		$6,920,394
WIRELESS TELECOMMUNICATION SERVICES – 0.3%
Crown Castle International Corp.*	7,740	549,230
SBA Communications Corp.*	3,210	297,728
Sprint Corp.	24,560	203,111
Telephone & Data Systems, Inc.	2,424	65,496
T-Mobile US, Inc.	2,465	75,355
United States Cellular Corp.	90	3,986

		$1,194,906

TOTAL TELECOMMUNICATION SERVICES		$8,115,300
UTILITIES – 3.3%
ELECTRIC UTILITIES – 1.6%
American Electric Power Co., Inc.	8,090	394,873
Duke Energy Corp.	13,295	938,893
Edison International	8,620	415,139
Entergy Corp.	2,770	174,593
Exelon Corp.	15,499	449,471
FirstEnergy Corp.	10,326	325,166
Great Plains Energy, Inc.	6,220	153,510
Hawaiian Electric Industries, Inc.#	2,710	70,514
ITC Holdings Corp.	1,320	136,620
NextEra Energy, Inc.	8,440	775,889
Northeast Utilities	5,713	250,229
OGE Energy Corp.	6,220	211,915
Pepco Holdings, Inc.	8,750	170,013
Pinnacle West Capital Corp.	3,200	168,416
PPL Corp.	13,000	397,410
Southern Co.	13,181	543,584
Westar Energy, Inc.	2,960	98,183
Xcel Energy, Inc.	11,770	340,271

		$6,014,689
GAS UTILITIES – 0.2%
AGL Resources, Inc.	3,820	182,520
Atmos Energy Corp.	2,610	125,306
National Fuel Gas Co.	1,410	106,258
ONEOK, Inc.	5,160	353,408
Questar Corp.	6,500	151,580
UGI Corp.	1,890	82,007

		$1,001,079
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.	19,910	279,935

January 31, 2014 (unaudited)

16     PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Calpine Corp.*	7,850	$148,993
NRG Energy, Inc.	7,100	197,735

		$626,663
MULTI-UTILITIES – 1.2%
Alliant Energy Corp.	2,000	103,920
Ameren Corp.	6,450	244,068
CenterPoint Energy, Inc.	11,060	258,804
CMS Energy Corp.	7,770	215,928
Consolidated Edison, Inc.	5,340	290,549
Dominion Resources, Inc.	12,370	840,047
DTE Energy Co.	3,900	266,058
Integrys Energy Group, Inc.	1,760	95,638
MDU Resources Group, Inc.	4,280	137,131
NiSource, Inc.	9,500	326,515
PG&E Corp.	8,420	354,903
Public Service Enterprise Group, Inc.	11,000	366,740
SCANA Corp.	3,140	148,428
Sempra Energy	6,750	625,793
TECO Energy, Inc.	7,530	123,341
Vectren Corp.	1,680	61,354
Wisconsin Energy Corp.	4,240	180,921

		$4,640,138
WATER UTILITIES – 0.1%
American Water Works Co., Inc.	4,390	186,882
Aqua America, Inc.	6,625	158,669

		$345,551

TOTAL UTILITIES		$12,628,120

TOTAL COMMON STOCKS (COST $231,842,278)		$383,187,839
PREFERRED STOCK – 0.0%**
CONSUMER DISCRETIONARY – 0.0%**
SPECIALTY RETAIL – 0.0%**
OSH 1 Liquidating Corp.	57	1

TOTAL PREFERRED STOCK (COST $132)		$1
RIGHTS – 0.0%**
Celgene Corp.*	89	262
Community Health Systems, Inc.*	3,700	148
Fresenius Kabi Pharmaceuticals Holding, Inc.*,††	132	—

TOTAL RIGHTS
(COST $142)		$410

Description	Number of Shares	Value
WARRANTS – 0.0%**
American International Group, Inc. CW21*	2,055	$39,333
Kinder Morgan, Inc.*	16,345	48,218

TOTAL WARRANTS
(COST $48,690)		$87,551

TOTAL INVESTMENTS IN SECURITIES – 99.6%
(COST $231,891,242)		$383,275,801

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.1%
REPURCHASE AGREEMENTS – 1.1%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.62% to 8.00%, maturing 03/01/14 to 08/15/53, total market value of $1,020,000.	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $1,000,002, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $1,020,006.	1,000,000	1,000,000
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $158,791, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $161,967.	158,791	158,791
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $1,020,003.	1,000,000	1,000,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,158,791)		$4,158,791

TOTAL INVESTMENTS – 100.7%
(COST $236,050,033)		$387,434,592
COLLATERAL FOR SECURITIES ON LOAN – (1.1%)		(4,158,791)
OTHER ASSETS LESS LIABILITIES – 0.4%		1,676,674

TOTAL NET ASSETS – 100.0%		$384,952,475

Cost of investments for Federal income tax purposes is $242,000,657. The net unrealized appreciation/(depreciation) of investments was $145,433,935. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $153,625,105 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,191,170.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     17

Wilmington Large-Cap Strategy Fund (concluded)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$383,187,839	$—	$—	$383,187,839
Preferred Stock	1	—	—	1
Rights	410	—	—	410
Warrants	87,551	—	—	87,551
Repurchase Agreements	—	4,158,791	—	4,158,791

Total	$383,275,801	$4,158,791	$—	$387,434,592

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Large-Cap Value Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 100.7%
CONSUMER DISCRETIONARY – 10.8%
MEDIA – 3.4%
Omnicom Group, Inc.	21,980	$1,595,308
MULTILINE RETAIL – 3.4%
Nordstrom, Inc.	19,832	1,139,348
Target Corp.	8,354	473,171

		$1,612,519
SPECIALTY RETAIL – 4.0%
Dick’s Sporting Goods, Inc.	19,245	1,010,362
Lowe’s Cos., Inc.	18,897	874,742

		$1,885,104

TOTAL CONSUMER DISCRETIONARY		$5,092,931
CONSUMER STAPLES – 6.9%
BEVERAGES – 2.2%
PepsiCo, Inc.	12,899	1,036,564
FOOD & STAPLES RETAILING – 3.1%
Costco Wholesale Corp.	4,196	471,463
CVS Caremark Corp.	14,757	999,344

		$1,470,807
TOBACCO – 1.6%
Philip Morris International, Inc.	9,739	761,005

TOTAL CONSUMER STAPLES		$3,268,376
ENERGY – 12.6%
ENERGY EQUIPMENT & SERVICES – 2.8%
Schlumberger Ltd.	14,844	1,299,889
OIL, GAS & CONSUMABLE FUELS – 9.8%
Chevron Corp.	14,423	1,610,039
ConocoPhillips	20,714	1,345,374
Exxon Mobil Corp.	7,552	695,992
Occidental Petroleum Corp.	11,173	978,420

		$4,629,825

TOTAL ENERGY		$5,929,714
FINANCIALS – 25.3%
CAPITAL MARKETS – 2.6%
T. Rowe Price Group, Inc.	15,358	1,204,682
COMMERCIAL BANKS – 10.2%
BB&T Corp.	42,445	1,587,867

Description	Number of Shares	Value
PNC Financial Services Group, Inc.	14,743	$1,177,671
U.S. Bancorp	13,696	544,142
Wells Fargo & Co.	33,417	1,515,127

		$4,824,807
DIVERSIFIED FINANCIAL SERVICES – 3.1%
JPMorgan Chase & Co.	26,336	1,457,961
INSURANCE – 7.8%
ACE Ltd.	13,907	1,304,616
MetLife, Inc.	27,095	1,329,010
Travelers Cos., Inc.	13,193	1,072,327

		$3,705,953
REAL ESTATE INVESTMENT TRUSTS – 1.6%
American Tower Corp.	9,274	750,081

TOTAL FINANCIALS		$11,943,484
HEALTH CARE – 15.6%
HEALTH CARE PROVIDERS & SERVICES – 2.9%
Cardinal Health, Inc.	20,237	1,376,521
PHARMACEUTICALS – 12.7%
Johnson & Johnson	18,895	1,671,641
Merck & Co., Inc.	27,417	1,452,278
Pfizer, Inc.	56,761	1,725,534
Teva Pharmaceutical Industries Ltd. ADR	15,448	689,444
Zoetis, Inc.	15,301	464,538

		$6,003,435

TOTAL HEALTH CARE		$7,379,956
INDUSTRIALS – 14.9%
AEROSPACE & DEFENSE – 1.4%
Lockheed Martin Corp.	4,486	676,982
AIR FREIGHT & LOGISTICS – 2.0%
United Parcel Service, Inc.	9,762	929,635
AIRLINES – 1.1%
Delta Air Lines, Inc.	16,797	514,156
ELECTRICAL EQUIPMENT – 1.2%
Emerson Electric Co.	9,001	593,526
INDUSTRIAL CONGLOMERATES – 6.9%
Danaher Corp.	18,522	1,377,852
General Electric Co.	74,063	1,861,203

		$3,239,055

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     19

Wilmington Large-Cap Value Fund (concluded)

Description	Number of Shares	Value
ROAD & RAIL – 2.3%
Union Pacific Corp.	6,244	$1,087,955

TOTAL INDUSTRIALS		$7,041,309
INFORMATION TECHNOLOGY – 8.2%
COMMUNICATIONS EQUIPMENT – 2.4%
QUALCOMM, Inc.	15,635	1,160,430
COMPUTERS & PERIPHERALS – 2.6%
Apple, Inc.	2,425	1,213,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.2%
Intel Corp.	28,074	688,936
Maxim Integrated Products, Inc.	27,322	826,764

		$1,515,700

TOTAL INFORMATION TECHNOLOGY		$3,890,085
MATERIALS – 1.9%
CHEMICALS – 1.9%
Air Products & Chemicals, Inc.	8,461	889,590
TELECOMMUNICATION SERVICES – 1.6%
WIRELESS TELECOMMUNICATION SERVICES – 1.6%
Vodafone Group PLC ADR	21,011	778,668
UTILITIES – 2.9%
ELECTRIC UTILITIES – 2.9%
PPL Corp.	23,275	711,517
Southern Co.	15,838	653,159

		$1,364,676

TOTAL UTILITIES		$1,364,676

TOTAL COMMON STOCKS
(COST $37,887,877)		$47,578,789

Value
TOTAL INVESTMENTS – 100.7%
(COST $37,887,877)	$47,578,789

OTHER LIABILITIES LESS ASSETS – (0.7%)	(346,173)

TOTAL NET ASSETS – 100.0%	$47,232,616

Cost of investments for Federal income tax purposes is $37,933,213. The net unrealized appreciation/(depreciation) of investments was $9,645,576. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,881,536 and net unrealized depreciation from investments for those securities having an excess of cost over value of $235,960.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$47,578,789	$—	$—	$47,578,789

Total	$47,578,789	$—	$—	$47,578,789

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.0%
CONSUMER DISCRETIONARY – 19.6%
AUTO COMPONENTS – 2.1%
BorgWarner, Inc.	137,270	$7,371,399
DISTRIBUTORS – 1.8%
LKQ Corp.*	232,250	6,287,007
HOTELS, RESTAURANTS & LEISURE – 2.3%
DineEquity, Inc.	51,450	4,003,324
Panera Bread Co.*	22,850	3,863,250

		$7,866,574
INTERNET & CATALOG RETAIL – 0.3%
TripAdvisor, Inc.*	15,500	1,196,445
MEDIA – 3.7%
CBS Corp., Non-Voting	147,250	8,646,520
Scripps Networks Interactive, Inc.	58,650	4,253,298

		$12,899,818
MULTILINE RETAIL – 1.4%
Nordstrom, Inc.	85,400	4,906,230
SPECIALTY RETAIL – 4.4%
GameStop Corp.	116,700	4,092,669
L Brands, Inc.	92,450	4,840,682
Tile Shop Holdings, Inc.#,*	244,613	3,456,382
Vitamin Shoppe, Inc.*	68,900	3,088,098

		$15,477,831
TEXTILES, APPAREL & LUXURY GOODS – 3.6%
Coach, Inc.	75,800	3,630,062
Lululemon Athletica, Inc.#,*	54,200	2,476,398
PVH Corp.	53,000	6,406,110

		$12,512,570

TOTAL CONSUMER DISCRETIONARY		$68,517,874
CONSUMER STAPLES – 4.0%
FOOD PRODUCTS – 1.8%
Green Mountain Coffee Roasters, Inc.#	76,800	6,220,800
HOUSEHOLD PRODUCTS – 1.4%
Church & Dwight Co., Inc.	77,340	4,994,617
PERSONAL PRODUCTS – 0.8%
Herbalife Ltd.#	46,510	2,993,849

TOTAL CONSUMER STAPLES		$14,209,266
ENERGY – 9.7%

Description	Number of Shares	Value
ENERGY EQUIPMENT & SERVICES – 3.9%
Cameron International Corp.*	90,200	$5,409,294
CARBO Ceramics, Inc.	37,330	4,297,430
Core Laboratories NV	22,550	4,034,646

		$13,741,370
OIL, GAS & CONSUMABLE FUELS – 5.8%
Cabot Oil & Gas Corp.	119,600	4,781,608
Noble Energy, Inc.	59,100	3,683,703
Southwestern Energy Co.*	142,940	5,816,229
Whiting Petroleum Corp.*	100,500	5,867,190

		$20,148,730

TOTAL ENERGY		$33,890,100
FINANCIALS – 11.2%
CAPITAL MARKETS – 2.3%
Raymond James Financial, Inc.	87,600	4,459,716
T. Rowe Price Group, Inc.	45,300	3,553,332

		$8,013,048
COMMERCIAL BANKS – 1.6%
SVB Financial Group*	51,700	5,802,291
DIVERSIFIED FINANCIAL SERVICES – 2.5%
IntercontinentalExchange Group, Inc.	22,300	4,656,017
MarketAxess Holdings, Inc.	65,400	4,103,196

		$8,759,213
INSURANCE – 1.4%
Brown & Brown, Inc.	158,750	4,999,037
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.4%
CBRE Group, Inc.*	229,050	6,078,987
Realogy Holdings Corp.*	124,950	5,693,972

		$11,772,959

TOTAL FINANCIALS		$39,346,548
HEALTH CARE – 12.9%
BIOTECHNOLOGY – 3.3%
Cepheid, Inc.*	98,200	5,190,852
Regeneron Pharmaceuticals, Inc.*	22,520	6,499,047

		$11,689,899
HEALTH CARE EQUIPMENT & SUPPLIES – 5.3%
Alere, Inc.*	138,400	5,245,360
Intuitive Surgical, Inc.*	10,790	4,397,788
ResMed, Inc.#	108,735	4,741,933

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     21

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value
West Pharmaceutical Services, Inc.	86,850	$4,121,033

		$18,506,114
HEALTH CARE TECHNOLOGY – 1.5%
Cerner Corp.*	89,650	5,100,188
PHARMACEUTICALS – 2.8%
Auxilium Pharmaceuticals, Inc.*	104,100	2,662,878
Perrigo Co. PLC	46,875	7,296,563

		$9,959,441

TOTAL HEALTH CARE		$45,255,642
INDUSTRIALS – 16.4%
AEROSPACE & DEFENSE – 2.5%
HEICO Corp.	119,120	4,639,724
Precision Castparts Corp.	15,900	4,050,525

		$8,690,249
AIR FREIGHT & LOGISTICS – 1.2%
Expeditors International of Washington, Inc.	105,900	4,327,074
COMMERCIAL SERVICES & SUPPLIES – 2.6%
Mine Safety Appliances Co.	89,800	4,524,124
Waste Connections, Inc.	108,091	4,418,760

		$8,942,884
ELECTRICAL EQUIPMENT – 4.2%
AMETEK, Inc.	120,250	5,942,755
Babcock & Wilcox Co. (The)	89,300	3,061,204
Rockwell Automation, Inc.	51,050	5,862,582

		$14,866,541
MACHINERY – 5.0%
Chart Industries, Inc.*	43,150	3,686,736
Cummins, Inc.	37,200	4,723,656
Graco, Inc.	74,250	5,159,632
Pall Corp.	49,500	3,964,950

		$17,534,974
ROAD & RAIL – 0.9%
Old Dominion Freight Line, Inc.*	57,900	3,140,496

TOTAL INDUSTRIALS		$57,502,218
INFORMATION TECHNOLOGY – 19.1%
COMMUNICATIONS EQUIPMENT – 1.0%
Aruba Networks, Inc.*	179,335	3,534,693
COMPUTERS & PERIPHERALS – 1.0%
Stratasys Ltd.*	27,500	3,315,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
FEI Co.	48,500	4,545,420

Description	Number of Shares	Value
IPG Photonics Corp.#	96,810	$6,473,685
National Instruments Corp.	106,700	3,094,300

		$14,113,405
INTERNET SOFTWARE & SERVICES – 1.7%
CoStar Group, Inc.*	15,470	2,661,459
Xoom Corp.*	114,200	3,127,938

		$5,789,397
IT SERVICES – 1.4%
Global Payments, Inc.	72,350	4,781,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Altera Corp.	160,000	5,348,800
Lam Research Corp.*	68,350	3,459,193

		$8,807,993
SOFTWARE – 7.5%
ANSYS, Inc.*	75,266	5,910,639
Autodesk, Inc.*	117,700	6,032,125
Citrix Systems, Inc.*	101,950	5,512,436
Nuance Communications, Inc.*	221,650	3,397,895
Red Hat, Inc.*	98,150	5,545,475

		$26,398,570

TOTAL INFORMATION TECHNOLOGY		$66,741,069
MATERIALS – 6.1%
CHEMICALS – 4.5%
Airgas, Inc.	41,000	4,232,840
Ashland, Inc.	51,450	4,775,074
WR Grace & Co.*	71,150	6,710,868

		$15,718,782
CONTAINERS & PACKAGING – 1.6%
Crown Holdings, Inc.*	135,650	5,575,215

TOTAL MATERIALS		$21,293,997

TOTAL COMMON STOCKS (COST $240,490,257)		$346,756,714
MONEY MARKET FUND – 1.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	4,082,023	4,082,023

TOTAL MONEY MARKET FUND (COST $4,082,023)		$4,082,023

TOTAL INVESTMENTS IN SECURITIES – 100.2% (COST $244,572,280)		$350,838,737

January 31, 2014 (unaudited)

22     PORTFOLIO OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (concluded)

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.7%
REPURCHASE AGREEMENTS – 5.7%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $4,775,635, collateralized by U.S. Government & Treasury Securities 0.00% to 6.03%, maturing 04/07/14 to 03/15/31, total market value of $4,871,136.	$4,775,623	$4,775,623
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $4,775,635, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $4,871,135.	4,775,623	4,775,623
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $1,005,388, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $1,025,495.	1,005,386	1,005,386
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $4,775,635, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $4,871,148.	4,775,623	4,775,623
TD Securities (USA) LLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $4,775,635, collateralized by U.S. Government & Treasury Securities 0.00% to 5.50%, maturing 02/27/14 to 12/01/43, total market value of $4,871,135.	4,775,623	4,775,623

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $20,107,878)		$20,107,878

Description	Value
TOTAL INVESTMENTS – 105.9%
(COST $264,680,158)	$370,946,615
COLLATERAL FOR SECURITIES ON LOAN – (5.7%)	(20,107,878)
OTHER LIABILITIES LESS ASSETS – (0.2%)	(639,639)

TOTAL NET ASSETS – 100.0%	$350,199,098

Cost of investments for Federal income tax purposes is $268,004,311. The net unrealized appreciation/(depreciation) of investments was $102,942,304. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $111,165,398 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,223,094.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$346,756,714	$—	$—	$346,756,714
Money Market Fund	4,082,023	—	—	4,082,023
Repurchase Agreements	—	20,107,878	—	20,107,878

Total	$350,838,737	$20,107,878	$—	$370,946,615

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.1%
CONSUMER DISCRETIONARY – 18.0%
AUTO COMPONENTS – 1.5%
American Axle & Manufacturing Holdings, Inc.*	7,560	$140,767
Drew Industries, Inc.	6,200	298,158
Stoneridge, Inc.*	16,213	184,504
Tenneco, Inc.*	19,377	1,101,389
Tower International, Inc.*	9,567	212,674

		$1,937,492
AUTOMOBILES – 0.3%
Winnebago Industries, Inc.*	16,640	398,694
DISTRIBUTORS – 0.8%
Core-Mark Holding Co., Inc.	13,079	989,426
DIVERSIFIED CONSUMER SERVICES – 0.5%
Education Management Corp.#,*	22,572	156,424
Steiner Leisure Ltd.*	9,770	478,828

		$635,252
HOTELS, RESTAURANTS & LEISURE – 2.2%
Cheesecake Factory, Inc.	12,918	575,368
DineEquity, Inc.	1,937	150,718
Life Time Fitness, Inc.*	14,129	581,550
Popeyes Louisiana Kitchen, Inc.*	5,013	201,773
Premier Exhibitions, Inc.*	74,221	73,501
Ruth’s Hospitality Group, Inc.	24,657	322,760
Sonic Corp.*	28,297	503,404
Town Sports International Holdings, Inc.	36,339	396,458

		$2,805,532
HOUSEHOLD DURABLES – 1.1%
La-Z-Boy, Inc.	4,417	118,906
Libbey, Inc.*	21,619	465,673
Meritage Homes Corp.*	3,060	148,624
Ryland Group, Inc.	15,807	705,624

		$1,438,827
INTERNET & CATALOG RETAIL – 1.7%
Blue Nile, Inc.*	5,845	251,686
HSN, Inc.	13,176	721,650
Nutrisystem, Inc.	23,260	330,757
Orbitz Worldwide, Inc.*	41,370	297,864
PetMed Express, Inc.	29,150	385,654

Description	Number of Shares	Value
Valuevision Media, Inc.*	20,818	$128,447

		$2,116,058
LEISURE EQUIPMENT & PRODUCTS – 1.6%
Arctic Cat, Inc.	5,750	243,455
Brunswick Corp.	28,602	1,185,839
Marine Products Corp.	11,017	88,246
Polaris Industries, Inc.	3,947	494,164

		$2,011,704
MEDIA – 2.8%
Entravision Communications Corp.	33,861	204,182
Lions Gate Entertainment Corp.*	13,402	433,287
Loral Space & Communications, Inc.	5,569	414,055
MDC Partners, Inc.	31,532	757,714
National CineMedia, Inc.	5,329	99,546
Nexstar Broadcasting Group, Inc.	13,402	643,966
Sinclair Broadcast Group, Inc.	32,596	1,024,166

		$3,576,916
SPECIALTY RETAIL – 3.1%
Aeropostale, Inc.#,*	7,266	51,225
Asbury Automotive Group, Inc.*	12,449	585,352
Cabela’s, Inc.*	5,071	339,047
Lumber Liquidators Holdings, Inc.*	5,321	473,516
Monro Muffler Brake, Inc.#	9,444	524,236
Pier 1 Imports, Inc.	11,650	222,631
Select Comfort Corp.*	6,345	103,868
Tractor Supply Co.	15,822	1,052,321
Winmark Corp.	4,971	400,911
Zumiez, Inc.*	4,142	89,136

		$3,842,243
TEXTILES, APPAREL & LUXURY GOODS – 2.4%
Quiksilver, Inc.*	19,350	136,418
Steven Madden Ltd.*	26,738	871,391
Under Armour, Inc.*	7,372	796,987
Wolverine World Wide, Inc.	41,913	1,169,373

		$2,974,169

TOTAL CONSUMER DISCRETIONARY		$22,726,313
CONSUMER STAPLES – 5.3%
BEVERAGES – 0.3%
National Beverage Corp.	17,792	368,828

January 31, 2014 (unaudited)

24     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
FOOD & STAPLES RETAILING – 1.9%
Andersons, Inc.	11,659	$964,666
Pricesmart, Inc.	6,968	633,391
Rite Aid Corp.*	69,050	383,228
SUPERVALU, Inc.*	58,057	335,569

		$2,316,854
FOOD PRODUCTS – 1.8%
Darling International, Inc.*	19,763	386,564
Hain Celestial Group, Inc.*	3,795	348,723
J&J Snack Foods Corp.	8,000	704,800
Omega Protein Corp.*	32,876	333,034
Pilgrim’s Pride Corp.*	31,834	532,583

		$2,305,704
HOUSEHOLD PRODUCTS – 1.0%
Spectrum Brands Holdings, Inc.	8,651	650,988
WD-40 Co.	9,315	640,220

		$1,291,208
PERSONAL PRODUCTS – 0.3%
Nature’s Sunshine Products, Inc.	10,000	162,700
Prestige Brands Holdings, Inc.*	8,284	250,674

		$413,374

TOTAL CONSUMER STAPLES		$6,695,968
ENERGY – 1.9%
ENERGY EQUIPMENT & SERVICES – 1.1%
Dril-Quip, Inc.*	10,061	1,011,734
Geospace Technologies Corp.*	1,870	148,702
Mitcham Industries, Inc.*	13,934	210,403

		$1,370,839
OIL, GAS & CONSUMABLE FUELS – 0.8%
Energy XXI (Bermuda) Ltd.	1,164	26,714
EPL Oil & Gas, Inc.*	3,285	88,268
Kodiak Oil & Gas Corp.*	55,369	587,465
Oasis Petroleum, Inc.*	8,106	338,912

		$1,041,359

TOTAL ENERGY		$2,412,198
FINANCIALS – 5.2%
CAPITAL MARKETS – 2.1%
AllianceBernstein Holding LP#	26,193	585,152
HFF, Inc.	17,076	505,108
Lazard Ltd.	10,964	468,821
Medallion Financial Corp.	46,481	619,592
Virtus Investment Partners, Inc.*	2,261	412,090

		$2,590,763

Description	Number of Shares	Value
COMMERCIAL BANKS – 0.2%
Glacier Bancorp, Inc.	4,036	$106,671
S&T Bancorp, Inc.	4,844	113,301

		$219,972
CONSUMER FINANCE – 1.0%
Consumer Portfolio Services, Inc.*	25,261	214,971
First Cash Financial Services, Inc.*	18,496	908,893
Portfolio Recovery Associates, Inc.*	3,147	158,042

		$1,281,906
INSURANCE – 0.1%
First American Financial Corp.	4,965	128,693
REAL ESTATE INVESTMENT TRUSTS – 1.4%
FelCor Lodging Trust, Inc.*	28,407	231,801
Geo Group, Inc.	5,332	178,515
Investors Real Estate Trust	89,534	778,050
Omega Healthcare Investors, Inc.#	7,837	250,314
Strategic Hotels & Resorts, Inc.*	41,786	389,028

		$1,827,708
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
Tejon Ranch Co.*	7,329	250,065
THRIFTS & MORTGAGE FINANCE – 0.2%
MGIC Investment Corp.*	26,044	221,114

TOTAL FINANCIALS		$6,520,221
HEALTH CARE – 18.8%
BIOTECHNOLOGY – 6.5%
ACADIA Pharmaceuticals, Inc.#,*	13,573	316,251
Aegerion Pharmaceuticals, Inc.*	10,852	650,903
Alnylam Pharmaceuticals, Inc.*	10,029	839,026
Arena Pharmaceuticals, Inc.#,*	6,663	42,243
Array BioPharma, Inc.*	39,550	190,235
Celldex Therapeutics, Inc.*	15,143	390,387
Cubist Pharmaceuticals, Inc.*	6,661	486,852
Dendreon Corp.#,*	17,794	49,645
Exact Sciences Corp.*	16,960	220,480
Idenix Pharmaceuticals, Inc.#,*	6,431	45,081
Intercept Pharmaceuticals, Inc.*	1,720	517,514
Isis Pharmaceuticals, Inc.*	5,320	271,639
Keryx Biopharmaceuticals, Inc.#,*	32,391	498,174
Novavax, Inc.#,*	82,672	449,736
OncoGenex Pharmaceutical, Inc.*	12,764	137,851
Orexigen Therapeutics, Inc.#,*	30,034	204,231
Osiris Therapeutics, Inc.#,*	12,296	191,941
PDL BioPharma, Inc.#	32,496	295,714
Pharmacyclics, Inc.*	3,739	497,549
Puma Biotechnology, Inc.*	2,420	286,068
Raptor Pharmaceutical Corp.#,*	16,147	251,086

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     25

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Receptos, Inc.*	4,750	$189,288
Sarepta Therapeutics, Inc.#,*	7,650	186,507
Seattle Genetics, Inc.#,*	4,773	214,117
Spectrum Pharmaceuticals, Inc.#	10,181	85,622
Synageva BioPharma Corp.#,*	2,414	218,660
Tetraphase Pharmaceuticals, Inc.*	29,380	455,684
United Therapeutics Corp.*	565	57,980
ZIOPHARM Oncology, Inc.#,*	4,191	17,560

		$8,258,024
HEALTH CARE EQUIPMENT & SUPPLIES – 6.0%
ABIOMED, Inc.*	22,292	612,807
Align Technology, Inc.*	16,307	968,962
Anika Therapeutics, Inc.*	10,084	335,495
Cantel Medical Corp.	8,599	272,588
Cardiovascular Systems, Inc.*	17,736	601,605
Cynosure, Inc.*	19,213	515,485
Haemonetics Corp.*	10,819	409,932
Neogen Corp.*	24,123	1,013,648
OraSure Technologies, Inc.*	42,198	247,702
Sirona Dental Systems, Inc.*	3,230	232,366
Staar Surgical Co.*	7,534	123,708
STERIS Corp.	12,835	588,998
Utah Medical Products, Inc.	12,427	661,116
West Pharmaceutical Services, Inc.	20,221	959,486

		$7,543,898
HEALTH CARE PROVIDERS & SERVICES – 2.6%
Accretive Health, Inc.#,*	10,334	95,176
AMN Healthcare Services, Inc.*	11,724	177,150
Centene Corp.*	6,693	405,596
Corvel Corp.*	26,539	1,256,887
Gentiva Health Services, Inc.*	27,506	312,468
HealthSouth Corp.*	11,634	362,050
National Research Corp., Class A#,*	10,947	251,279
Providence Service Corp.*	13,435	354,550

		$3,215,156
HEALTH CARE TECHNOLOGY – 0.3%
athenahealth, Inc.#,*	1,650	243,210
Cerner Corp.*	3,293	187,339

		$430,549
LIFE SCIENCES TOOLS & SERVICES – 0.6%
Furiex Pharmaceuticals, Inc.*	4,408	204,355
Luminex Corp.*	3,632	66,357
PAREXEL International Corp.*	10,737	524,073

		$794,785
PHARMACEUTICALS – 2.8%
Cadence Pharmaceuticals, Inc.*	37,944	416,625

Description	Number of Shares	Value
Cempra, Inc.*	48,470	$576,308
Jazz Pharmaceuticals PLC*	4,156	630,299
Pacira Pharmaceuticals, Inc.*	8,235	564,345
Questcor Pharmaceuticals, Inc.#	6,838	458,214
Salix Pharmaceuticals Ltd.*	8,740	850,752
Vivus, Inc.#,*	4,251	31,542

		$3,528,085

TOTAL HEALTH CARE		$23,770,497
INDUSTRIALS – 25.4%
AEROSPACE & DEFENSE – 1.5%
DigitalGlobe, Inc.*	5,805	221,635
GenCorp., Inc.#,*	23,404	398,336
HEICO Corp.	5,147	273,923
Hexcel Corp.*	16,218	675,966
Sypris Solutions, Inc.	23,329	69,754
Teledyne Technologies, Inc.*	2,502	229,859

		$1,869,473
AIR FREIGHT & LOGISTICS – 0.9%
Park-Ohio Holdings Corp.*	19,398	927,224
XPO Logistics, Inc.#,*	7,757	193,304

		$1,120,528
AIRLINES – 1.2%
American Airlines Group, Inc.#,*	10,543	353,718
Hawaiian Holdings, Inc.#,*	73,241	744,129
Republic Airways Holdings, Inc.*	24,031	235,744
Spirit Airlines, Inc.*	3,835	179,862

		$1,513,453
BUILDING PRODUCTS – 1.6%
American Woodmark Corp.*	7,106	249,492
Trex Co., Inc.*	15,080	1,060,576
USG Corp.#,*	25,778	788,807

		$2,098,875
COMMERCIAL SERVICES & SUPPLIES – 3.0%
Brink’s Co.	25,020	791,633
Healthcare Services Group, Inc.	19,053	516,908
Herman Miller, Inc.	645	18,079
Interface, Inc.	11,787	246,938
Knoll, Inc.	5,652	93,823
Mobile Mini, Inc.*	8,074	312,222
SP Plus Corp.*	35,696	901,681
Team, Inc.*	20,919	885,501

		$3,766,785
CONSTRUCTION & ENGINEERING – 4.0%
Aegion Corp.*	29,790	611,291

January 31, 2014 (unaudited)

26     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
Comfort Systems USA, Inc.	12,595	$214,619
Dycom Industries, Inc.*	35,139	977,918
Furmanite Corp.*	58,499	683,268
Great Lakes Dredge & Dock Corp.	64,463	485,406
MasTec, Inc.*	16,043	576,585
MYR Group, Inc.*	5,240	131,367
Primoris Services Corp.	42,289	1,343,522

		$5,023,976
ELECTRICAL EQUIPMENT – 1.4%
Acuity Brands, Inc.	7,067	897,792
Coleman Cable, Inc.S	1,382	36,264
Encore Wire Corp.	15,822	808,346

		$1,742,402
MACHINERY – 1.3%
Blount International, Inc.*	7,751	99,368
Gorman-Rupp Co.	343	10,918
Meritor, Inc.*	44,343	486,886
Mueller Water Products, Inc.	20,111	174,563
Trimas Corp.*	11,867	412,972
Valmont Industries, Inc.	565	82,705
Wabash National Corp.*	28,345	388,610

		$1,656,022
MARINE – 0.3%
Rand Logistics, Inc.#,*	53,965	336,742
PROFESSIONAL SERVICES – 4.7%
Advisory Board Co.*	17,035	1,078,486
Barrett Business Services, Inc.	9,500	744,895
Corporate Executive Board Co.	4,773	348,906
Exponent, Inc.	16,141	1,165,703
GP Strategies Corp.*	30,237	839,077
Insperity, Inc.	7,307	241,277
Kforce, Inc.	17,794	322,605
Navigant Consulting, Inc.*	36,896	648,263
On Assignment, Inc.*	7,613	225,954
Resources Connection, Inc.	27,489	370,552

		$5,985,718
ROAD & RAIL – 1.4%
Genesee & Wyoming, Inc.*	2,228	201,278
Quality Distribution, Inc.*	87,942	1,209,203
Swift Transportation Co.#,*	15,994	348,669

		$1,759,150
TRADING COMPANIES & DISTRIBUTORS – 4.1%
Aceto Corp.	40,860	871,135
CAI International, Inc.*	9,285	192,107
DXP Enterprises, Inc.*	8,008	769,088

Description	Number of Shares	Value
H&E Equipment Services, Inc.	11,813	$357,698
Houston Wire & Cable Co.	47,163	623,966
TAL International Group, Inc.	2,422	104,219
Textainer Group Holdings Ltd.#	14,061	510,274
United Rentals, Inc.*	12,813	1,037,084
Watsco, Inc.	8,252	780,804

		$5,246,375

TOTAL INDUSTRIALS		$32,119,499
INFORMATION TECHNOLOGY – 19.1%
COMMUNICATIONS EQUIPMENT – 1.8%
Alliance Fiber Optic Products, Inc.#	3,839	60,464
ARRIS Group, Inc.*	24,301	629,396
Black Box Corp.	8,800	241,208
CalAmp Corp.*	18,629	549,183
InterDigital, Inc.	5,652	162,495
Ixia*	9,688	123,910
Tessco Technologies, Inc.	15,675	521,821

		$2,288,477
COMPUTERS & PERIPHERALS – 0.8%
3D Systems Corp.#,*	8,306	645,625
Cray, Inc.*	11,634	343,087

		$988,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.4%
Anixter International, Inc.*	9,591	841,323
Methode Electronics, Inc.	27,029	909,796

		$1,751,119
INTERNET SOFTWARE & SERVICES – 3.2%
CoStar Group, Inc.*	4,675	804,287
LivePerson, Inc.*	7,298	100,931
OpenTable, Inc.*	3,956	297,808
Perficient, Inc.*	14,730	302,407
Spark Networks, Inc.*	35,610	204,045
SPS Commerce, Inc.*	4,165	269,142
Stamps.com, Inc.*	15,465	610,249
support.com, Inc.*	29,754	80,336
TechTarget, Inc.*	13,484	90,747
ValueClick, Inc.*	33,296	715,864
Web.com Group, Inc.*	15,413	520,959

		$3,996,775
IT SERVICES – 6.4%
Cardtronics, Inc.*	19,375	746,325
Computer Task Group, Inc.	16,276	263,020
CSG Systems International, Inc.*	21,687	649,743
Hackett Group, Inc.	25,657	151,376
Heartland Payment Systems, Inc.	12,053	519,605

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     27

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value
iGATE Corp.*	36,341	$1,226,509
Jack Henry & Associates, Inc.	12,110	675,496
MAXIMUS, Inc.	27,142	1,150,007
MoneyGram International, Inc.*	40,710	753,135
ServiceSource International, Inc.*	103,234	823,807
TeleTech Holdings, Inc.*	7,086	154,617
Unisys Corp.*	23,065	790,438
WEX, Inc.*	1,792	147,589

		$8,051,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Microsemi Corp.*	4,441	104,097
TriQuint Semiconductor, Inc.*	16,147	134,020

		$238,117
SOFTWARE – 5.3%
ACI Worldwide, Inc.*	3,552	215,287
American Software, Inc.	9,528	96,042
ANSYS, Inc.*	3,714	291,660
Aspen Technology, Inc.*	4,942	225,207
Blackbaud, Inc.	7,912	272,648
CommVault Systems, Inc.*	2,399	165,699
Concur Technologies, Inc.#,*	5,490	666,157
Digimarc Corp.	4,579	167,500
Ebix, Inc.#	1,462	19,854
Fair Isaac Corp.	2,907	158,025
Glu Mobile, Inc.#,*	23,323	92,126
Manhattan Associates, Inc.*	44,188	1,490,019
Mentor Graphics Corp.	14,693	305,614
PROS Holdings, Inc.*	7,978	303,244
PTC, Inc.*	10,334	368,717
QLIK Technologies, Inc.*	13,538	365,797
Solera Holdings, Inc.	4,441	296,792
Symantec Corp.	19,296	413,127
Ultimate Software Group, Inc.*	4,254	694,380
VirnetX Holding Corp.#,*	7,270	130,569

		$6,738,464

TOTAL INFORMATION TECHNOLOGY		$24,053,331
MATERIALS – 4.8%
CHEMICALS – 3.1%
American Vanguard Corp.	4,158	96,632
Chase Corp.	2,690	85,058
Chemtura Corp.*	7,000	175,560
H.B. Fuller Co.	17,328	807,138
Hawkins, Inc.	15,684	552,234
Koppers Holdings, Inc.	15,663	618,688
Landec Corp.*	26,649	286,477

Description	Number of Shares	Value
Marrone Bio Innovations, Inc.#,*	20,330	$323,044
OMNOVA Solutions, Inc.*	27,527	248,844
Quaker Chemical Corp.	8,571	592,342
Zep, Inc.	11,134	178,589

		$3,964,606
CONSTRUCTION MATERIALS – 1.0%
Eagle Materials, Inc.	12,463	981,461
Headwaters, Inc.*	29,986	333,444

		$1,314,905
CONTAINERS & PACKAGING – 0.2%
Myers Industries, Inc.	10,480	200,692
METALS & MINING – 0.3%
Materion Corp.	12,182	323,676
PAPER & FOREST PRODUCTS – 0.2%
Neenah Paper, Inc.	4,432	192,526

TOTAL MATERIALS		$5,996,405
TELECOMMUNICATION SERVICES – 0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
Atlantic Tele-Network, Inc.	7,927	461,748
Inteliquent, Inc.	27,547	319,545

		$781,293

TOTAL TELECOMMUNICATION SERVICES		$781,293
UTILITIES – 0.0%**
WATER UTILITIES – 0.0%**
Cadiz, Inc.#,*	5,850	44,401

TOTAL COMMON STOCKS
(COST $86,301,379)		$125,120,126
WARRANT – 0.0%**
Tejon Ranch Co.	1,341	5,431

TOTAL WARRANT
(COST $8,046)		$5,431

TOTAL INVESTMENTS IN SECURITIES – 99.1%
(COST $86,309,425)		$125,125,557

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.6%
REPURCHASE AGREEMENTS – 7.6%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $2,286,813, collateralized by U.S. Government Securities 1.63% to 8.00%, maturing 03/01/14 to 08/15/53, total market value of $2,332,543.	$2,286,807	2,286,807

January 31, 2014 (unaudited)

28     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Growth Fund (concluded)

Description	Par Value	Value
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $2,286,813, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $2,332,543.	$2,286,807	$2,286,807
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $2,286,811, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $2,332,556.	2,286,807	2,286,807
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $481,426, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 04/15/43, total market value of $491,054.	481,425	481,425
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $2,286,813, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $2,332,549.	2,286,807	2,286,807

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $9,628,653)		$9,628,653

Value
TOTAL INVESTMENTS – 106.7%
(COST $95,938,078)	$134,754,210
COLLATERAL FOR SECURITIES ON LOAN – (7.6%)	(9,628,653)
OTHER ASSETS LESS LIABILITIES – 0.9%	1,127,943

TOTAL NET ASSETS – 100.0%	$126,253,500

Cost of investments for Federal income tax purposes is $96,268,066. The net unrealized appreciation/(depreciation) of investments was $38,486,144. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $41,024,211 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,538,067.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$125,120,126	$—	$—	$125,120,126
Warrant	5,431	—	—	5,431
Repurchase Agreements	—	9,628,653	—	9,628,653

Total	$125,125,557	$9,628,653	$—	$134,754,210

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 98.8%
CONSUMER DISCRETIONARY – 13.9%
AUTO COMPONENTS – 0.9%
American Axle & Manufacturing Holdings, Inc.*	5,095	$94,869
Cooper Tire & Rubber Co.	3,846	89,996
Dana Holding Corp.	7,880	149,090
Dorman Products, Inc.	2,882	150,325
Drew Industries, Inc.	2,314	111,280
Exide Technologies*	5,202	1,405
Federal-Mogul Corp.*	1,805	32,273
Fuel Systems Solutions, Inc.*	566	6,956
Gentherm, Inc.*	3,357	85,536
Modine Manufacturing Co.*	2,335	30,589
Remy International, Inc.	980	19,610
Spartan Motors, Inc.	2,409	13,852
Standard Motor Products, Inc.	1,330	43,504
Stoneridge, Inc.*	2,918	33,207
Superior Industries International, Inc.	1,546	28,153
Tenneco, Inc.*	5,770	327,967
Tower International, Inc.*	10	222

		$1,218,834
AUTOMOBILES – 0.0%**
Winnebago Industries, Inc.*	2,745	65,770
DISTRIBUTORS – 0.3%
Core-Mark Holding Co., Inc.	573	43,347
Pool Corp.	4,855	263,044
VOXX International Corp.*	1,868	24,900
Weyco Group, Inc.	591	15,614

		$346,905
DIVERSIFIED CONSUMER SERVICES – 1.2%
American Public Education, Inc.#,*	1,815	76,829
Ascent Capital Group, Inc.*	970	69,403
Bridgepoint Education, Inc.#,*	722	12,548
Bright Horizons Family Solutions, Inc.*	1,230	45,202
Capella Education Co.*	1,125	70,189
Career Education Corp.*	3,120	16,973
Carriage Services, Inc.	1,890	40,446
Corinthian Colleges, Inc.*	7,641	11,232
Education Management Corp.*	650	4,504

Description	Number of Shares	Value
Grand Canyon Education, Inc.*	4,634	$203,062
Hillenbrand, Inc.	5,310	143,742
Houghton Mifflin Harcourt Co.*	1,750	33,670
ITT Educational Services, Inc.#,*	2,060	60,564
JTH Holding, Inc., Class A#,*	1,150	30,107
K12, Inc.#,*	2,860	62,777
LifeLock, Inc.*	5,870	119,807
Lincoln Educational Services Corp.	1,680	7,342
Matthews International Corp.	2,432	103,409
Regis Corp.	3,038	37,459
Sotheby’s	6,642	318,285
Steiner Leisure Ltd.*	925	45,334
Strayer Education, Inc.	1,410	49,294
Universal Technical Institute, Inc.	901	10,605

		$1,572,783
HOTELS, RESTAURANTS & LEISURE – 3.2%
Biglari Holdings, Inc.*	96	41,948
BJ’s Restaurants, Inc.#,*	2,410	68,348
Bloomin’ Brands, Inc.*	5,060	116,228
Bob Evans Farms, Inc.	1,926	96,781
Boyd Gaming Corp.*	6,240	65,894
Bravo Brio Restaurant Group, Inc.*	1,030	15,388
Buffalo Wild Wings, Inc.*	1,892	268,399
Caesars Acquisition Co.*	1,890	25,005
Caesars Entertainment Corp.#,*	4,350	95,743
Carrols Restaurant Group, Inc.*	1,060	6,455
CEC Entertainment, Inc.	1,898	102,416
Cheesecake Factory, Inc.	5,446	242,565
Churchill Downs, Inc.	1,362	121,368
Chuy’s Holdings, Inc.*	1,950	70,434
Cracker Barrel Old Country Store, Inc.	1,852	183,367
Del Frisco’s Restaurant Group, Inc.*	880	20,240
Denny’s Corp.*	10,700	73,402
Diamond Resorts International, Inc.*	920	16,100
DineEquity, Inc.	1,122	87,303
Diversified Restaurant Holdings, Inc.*	400	2,032
Einstein Noah Restaurant Group, Inc.	704	10,743
Fiesta Restaurant Group, Inc.*	2,110	90,667
Ignite Restaurant Group, Inc.*	1,370	16,659
International Speedway Corp.	1,620	54,383
Interval Leisure Group, Inc.	4,200	110,880

January 31, 2014 (unaudited)

30     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Isle of Capri Casinos, Inc.*	2,451	$23,432
Jack in the Box, Inc.*	3,926	198,538
Jamba, Inc.*	1,908	24,365
Krispy Kreme Doughnuts, Inc.*	5,570	96,082
Life Time Fitness, Inc.*	3,127	128,707
Luby’s, Inc.*	1,420	9,273
Marcus Corp.	1,777	23,208
Marriott Vacations Worldwide Corp.*	1,160	55,541
Monarch Casino & Resort, Inc.*	928	17,883
Morgans Hotel Group Co.*	943	7,318
Multimedia Games Holding Co., Inc.*	2,730	86,705
Nathan’s Famous, Inc.*	350	17,126
Noodles & Co.#,*	400	14,540
Orient-Express Hotels Ltd.*	5,710	80,854
Papa John’s International, Inc.*	3,372	162,294
Pinnacle Entertainment, Inc.*	5,527	120,765
Popeyes Louisiana Kitchen, Inc.*	2,235	89,959
Red Robin Gourmet Burgers, Inc.*	1,342	86,465
Ruby Tuesday, Inc.*	4,000	22,400
Ruth’s Hospitality Group, Inc.	3,480	45,553
Ryman Hospitality Properties, Inc.#	4,042	167,177
Scientific Games Corp.*	3,630	51,110
Sonic Corp.*	4,705	83,702
Speedway Motorsports, Inc.	371	7,108
Texas Roadhouse, Inc.	6,805	165,021
Town Sports International Holdings, Inc.	1,160	12,656
Vail Resorts, Inc.	3,670	250,111

		$4,050,641
HOUSEHOLD DURABLES – 1.2%
Bassett Furniture Industries, Inc.	760	10,716
Beazer Homes USA, Inc.#,*	1,608	36,196
Blyth, Inc.#	1,970	18,479
Cavco Industries, Inc.*	775	60,543
CSS Industries, Inc.	98	2,626
Ethan Allen Interiors, Inc.	2,546	64,261
EveryWare Global, Inc.#,*	2,080	17,285
Flexsteel Industries, Inc.	720	22,198
Helen of Troy Ltd.*	1,683	92,632
Hooker Furniture Corp.	770	11,665
Hovnanian Enterprises, Inc.*	10,983	66,227
iRobot Corp.*	2,590	91,531
KB Home#	9,320	180,249
La-Z-Boy, Inc.	3,556	95,728
Libbey, Inc.*	1,430	30,802
Lifetime Brands, Inc.	1,330	20,509
M/I Homes, Inc.*	1,414	34,770

Description	Number of Shares	Value
MDC Holdings, Inc.	2,590	$80,005
Meritage Homes Corp.*	3,022	146,779
NACCO Industries, Inc.	146	8,620
Ryland Group, Inc.	5,011	223,691
Skullcandy, Inc.*	760	5,548
Standard Pacific Corp.*	8,330	73,304
TRI Pointe Homes, Inc.#,*	740	13,054
UCP, Inc., Class A*	1,310	19,087
Universal Electronics, Inc.*	528	18,871
WCI Communities, Inc.*	1,000	18,720
William Lyon Homes*	1,600	38,512
Zagg, Inc.*	380	1,604

		$1,504,212
INTERNET & CATALOG RETAIL – 0.5%
1-800-Flowers.com, Inc.*	572	2,883
Blue Nile, Inc.*	1,102	47,452
FTD Cos, Inc.*	866	26,846
HSN, Inc.	3,620	198,267
Nutrisystem, Inc.	3,709	52,742
Orbitz Worldwide, Inc.*	2,819	20,297
Overstock.com, Inc.*	1,002	21,102
PetMed Express, Inc.#	2,767	36,607
RetailMeNot, Inc.*	560	19,830
Shutterfly, Inc.*	3,452	163,487
Valuevision Media, Inc.*	3,230	19,929
Vitacost.com, Inc.#,*	1,410	7,783

		$617,225
LEISURE EQUIPMENT & PRODUCTS – 0.6%
Arctic Cat, Inc.	1,320	55,889
Black Diamond, Inc.*	930	9,904
Brunswick Corp.	8,481	351,622
Callaway Golf Co.	5,171	42,247
Fox Factory Holding Corp.*	1,100	17,842
JAKKS Pacific, Inc.#	2,400	13,824
Johnson Outdoors, Inc.*	120	2,852
LeapFrog Enterprises, Inc.#,*	2,207	15,714
Marine Products Corp.	1,100	8,811
Nautilus, Inc.*	1,930	16,444
Smith & Wesson Holding Corp.#,*	6,687	87,533
Sturm Ruger & Co., Inc.#	1,820	138,629

		$761,311
MEDIA – 1.2%
AH Belo Corp.	2,340	18,697
Carmike Cinemas, Inc.*	1,590	43,105
Central European Media Enterprises Ltd.*	5,680	16,870
Crown Media Holdings, Inc., Class A*	7,280	22,277
Cumulus Media, Inc.*	7,170	47,967

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     31

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Daily Journal Corp.*	130	$20,813
Dex Media, Inc.#,*	1,070	6,484
Digital Domain Media Group, Inc.*	1,470	15
Digital Generation, Inc.*	687	9,274
Entercom Communications Corp.*	1,600	15,088
Entravision Communications Corp.	5,010	30,210
EW Scripps Co.*	1,440	26,510
Global Sources Ltd.*	619	4,085
Gray Television, Inc.*	4,420	50,300
Harte-Hanks, Inc.	196	1,343
Journal Communications, Inc.*	3,160	25,185
Live Nation Entertainment, Inc.*	7,696	163,694
Martha Stewart Living Omnimedia#,*	1,683	6,715
McClatchy Co.#,*	3,460	15,778
MDC Partners, Inc.	2,835	68,125
Media General, Inc.#,*	1,500	26,745
Meredith Corp.#	1,710	78,284
National CineMedia, Inc.	4,182	78,120
New York Times Co.*	7,700	108,878
Nexstar Broadcasting Group, Inc.	2,700	129,735
ReachLocal, Inc.*	260	3,375
Reading International, Inc.*	1,510	11,234
Rentrak Corp.*	800	45,664
Saga Communications, Inc.	230	11,348
Salem Communications Corp., Class A	2,100	18,060
Scholastic Corp.	1,556	51,332
Shutterstock, Inc.*	570	45,948
Sinclair Broadcast Group, Inc.	6,988	219,563
Valassis Communications, Inc.	2,670	90,780
World Wrestling Entertainment, Inc.	1,017	24,601

		$1,536,202
MULTILINE RETAIL – 0.1%
Bon-Ton Stores, Inc.#	990	10,642
Burlington Stores, Inc.*	1,130	28,905
Fred’s, Inc.	2,032	35,519
Gordmans Stores, Inc.*	160	1,155
Tuesday Morning Corp.*	2,200	28,908

		$105,129
SPECIALTY RETAIL – 3.3%
Aeropostale, Inc.#,*	7,650	53,932
America’s Car-Mart, Inc.*	830	31,996
ANN, Inc.*	4,970	160,730
Asbury Automotive Group, Inc.*	3,024	142,188
Barnes & Noble, Inc.*	2,460	33,161
bebe stores, Inc.	2,446	12,157
Big 5 Sporting Goods Corp.	1,902	32,638

Description	Number of Shares	Value
Body Central Corp.*	1,760	$6,019
Brown Shoe Co., Inc.	3,535	83,709
Buckle, Inc.#	3,175	140,716
Cato Corp.	1,503	42,024
Childrens Place Retail Stores, Inc.*	1,918	101,021
Christopher & Banks Corp.*	2,560	18,278
Citi Trends, Inc.*	936	14,976
Conn’s, Inc.#,*	2,266	137,569
Container Store Group, Inc.#,*	1,060	38,955
Destination Maternity Corp.	830	22,269
Destination XL Group, Inc.*	2,440	13,127
Express, Inc.*	8,430	146,008
Finish Line, Inc.	4,104	105,268
Five Below, Inc.*	3,340	122,411
Francesca’s Holdings Corp.*	4,520	85,880
Genesco, Inc.*	2,391	167,896
Group 1 Automotive, Inc.	1,094	66,876
Haverty Furniture Cos., Inc.	1,437	39,977
hhgregg, Inc.#,*	715	5,906
Hibbett Sports, Inc.#,*	2,654	159,267
Jos A Bank Clothiers, Inc.*	1,750	98,385
Kirkland’s, Inc.*	1,590	29,940
Lithia Motors, Inc.	1,860	104,699
Lumber Liquidators Holdings, Inc.*	2,691	239,472
MarineMax, Inc.*	860	12,685
Mattress Firm Holding Corp.#,*	1,170	47,619
Men’s Wearhouse, Inc.	2,749	132,062
Monro Muffler Brake, Inc.#	3,462	192,176
New York & Co., Inc.*	2,080	9,422
Office Depot, Inc.#,*	29,919	146,304
Outerwall, Inc.#,*	2,668	171,579
Pacific Sunwear of California, Inc.*	5,780	16,646
Penske Automotive Group, Inc.	3,310	142,032
Pep Boys-Manny Moe & Jack*	2,353	28,095
Pier 1 Imports, Inc.	8,760	167,404
RadioShack Corp.#,*	8,250	19,800
Rent-A-Center, Inc.	3,024	75,419
Restoration Hardware Holdings, Inc.*	1,570	89,082
Sears Hometown & Outlet Stores, Inc.*	370	7,766
Select Comfort Corp.*	4,770	78,085
Shoe Carnival, Inc.	1,233	30,455
Sonic Automotive, Inc.	2,778	62,311
Stage Stores, Inc.	2,248	44,061
Stein Mart, Inc.	1,890	23,398
Systemax, Inc.	272	3,076
Tile Shop Holdings, Inc.#,*	1,400	19,782
Tilly’s, Inc.*	710	8,243
Vitamin Shoppe, Inc.*	3,170	142,079

January 31, 2014 (unaudited)

32     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
West Marine, Inc.*	1,550	$20,290
Wet Seal, Inc.*	5,056	12,084
Winmark Corp.	230	18,550
Zale Corp.*	2,200	33,264
Zumiez, Inc.*	2,103	45,257

		$4,256,476
TEXTILES, APPAREL & LUXURY GOODS – 1.4%
American Apparel, Inc.#,*	8,370	8,254
Columbia Sportswear Co.#	723	53,755
Crocs, Inc.*	7,590	116,506
Culp, Inc.	640	12,934
Fifth & Pacific Cos., Inc.*	6,910	198,317
G-III Apparel Group Ltd.*	1,557	108,943
Iconix Brand Group, Inc.*	3,985	148,242
Jones Group, Inc.#	5,030	74,192
Movado Group, Inc.	1,045	39,449
Oxford Industries, Inc.	1,280	96,602
Perry Ellis International, Inc.	1,507	23,615
Quiksilver, Inc.*	11,440	80,652
RG Barry Corp.	990	17,533
Skechers U.S.A., Inc.*	2,603	75,201
Steven Madden Ltd.*	6,249	203,655
Tumi Holdings, Inc.*	5,750	115,173
Unifi, Inc.*	926	21,474
Vera Bradley, Inc.#,*	2,420	58,128
Vince Holding Corp.*	960	22,426
Wolverine World Wide, Inc.	10,152	283,241

		$1,758,292

TOTAL CONSUMER DISCRETIONARY		$17,793,780
CONSUMER STAPLES – 3.8%
BEVERAGES – 0.2%
Boston Beer Co., Inc.*	765	159,357
Coca-Cola Bottling Co. Consolidated	261	17,821
Craft Brew Alliance, Inc.*	1,300	19,656
National Beverage Corp.	1,740	36,070

		$232,904
FOOD & STAPLES RETAILING – 1.3%
Andersons, Inc.	995	82,326
Arden Group, Inc.	223	28,143
Casey’s General Stores, Inc.	3,836	263,418
Chefs’ Warehouse, Inc.*	1,570	37,068
Fairway Group Holdings Corp.#,*	940	11,045
Ingles Markets, Inc.	1,040	28,267
Natural Grocers by Vitamin Cottage, Inc.#,*	510	19,365
Pantry, Inc.*	1,760	25,714
Pricesmart, Inc.	1,966	178,709

Description	Number of Shares	Value
Rite Aid Corp.*	59,430	$329,837
Roundy’s, Inc.#	2,010	17,045
Spartan Stores, Inc.	1,934	43,689
SUPERVALU, Inc.*	15,800	91,324
Susser Holdings Corp.#,*	1,711	104,337
United Natural Foods, Inc.*	5,117	345,756
Village Super Market, Inc.	650	18,876
Weis Markets, Inc.	990	48,728

		$1,673,647
FOOD PRODUCTS – 1.7%
Alico, Inc.	260	9,495
Annie’s, Inc.*	1,560	62,587
B&G Foods, Inc.	5,436	178,138
Boulder Brands, Inc.*	6,229	89,324
Calavo Growers, Inc.#	927	28,162
Cal-Maine Foods, Inc.	1,422	71,640
Chiquita Brands International, Inc.*	3,621	38,310
Darling International, Inc.*	8,107	158,573
Diamond Foods, Inc.*	1,065	28,073
Farmer Bros Co.*	388	8,392
Fresh Del Monte Produce, Inc.	1,939	51,306
Griffin Land & Nurseries, Inc.	246	7,528
Hain Celestial Group, Inc.*	3,913	359,566
Inventure Foods, Inc.*	1,690	21,176
J&J Snack Foods Corp.	1,484	130,740
John B Sanfilippo & Son, Inc.	590	13,659
Lancaster Colony Corp.	1,712	148,807
Lifeway Foods, Inc.#	1,310	18,392
Limoneira Co.	910	18,901
Omega Protein Corp.*	450	4,559
Pilgrim’s Pride Corp.*	5,910	98,874
Post Holdings, Inc.*	1,170	62,630
Sanderson Farms, Inc.	2,471	183,719
Seneca Foods Corp.*	420	12,209
Snyders-Lance, Inc.	3,191	85,232
Tootsie Roll Industries, Inc.#	1,533	46,511
TreeHouse Foods, Inc.*	3,162	208,186

		$2,144,689
HOUSEHOLD PRODUCTS – 0.2%
Central Garden & Pet Co.*	4,214	26,295
Harbinger Group, Inc.*	2,990	35,521
Oil-Dri Corp. of America	160	5,496
Orchids Paper Products Co.	480	14,952
Spectrum Brands Holdings, Inc.	2,020	152,005
WD-40 Co.	1,544	106,119

		$340,388

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     33

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*	2,177	$59,040
Female Health Co.	3,250	24,505
Inter Parfums, Inc.	1,578	51,348
Lifevantage Corp.*	14,420	17,737
Medifast, Inc.*	1,080	28,652
Nature’s Sunshine Products, Inc.	500	8,135
Nutraceutical International Corp.	460	11,518
Prestige Brands Holdings, Inc.*	5,417	163,918
Revlon, Inc.*	780	18,314
Synutra International, Inc.#,*	869	6,309
USANA Health Sciences, Inc.#,*	435	26,043

		$415,519
TOBACCO – 0.1%
Alliance One International, Inc.*	2,000	5,140
Star Scientific, Inc.*	13,109	8,985
Universal Corp.#	1,312	67,332
Vector Group Ltd.#	2,980	53,223

		$134,680

TOTAL CONSUMER STAPLES		$4,941,827
ENERGY – 4.8%
ENERGY EQUIPMENT & SERVICES – 1.4%
Advanced Emissions Solutions, Inc.*	1,110	55,422
Basic Energy Services, Inc.*	2,022	34,637
Bolt Technology Corp.	800	17,336
Bristow Group, Inc.	2,181	156,574
C&J Energy Services, Inc.*	2,980	69,672
Cal Dive International, Inc.*	3,789	6,214
CARBO Ceramics, Inc.	1,600	184,192
Dawson Geophysical Co.*	773	25,022
Era Group, Inc.*	660	19,331
Exterran Holdings, Inc.*	3,990	138,613
Forum Energy Technologies, Inc.*	2,950	74,104
Geospace Technologies Corp.*	1,152	91,607
Global Geophysical Services, Inc.*	490	725
Gulf Island Fabrication, Inc.	1,223	24,778
Gulfmark Offshore, Inc.	1,641	69,841
Helix Energy Solutions Group, Inc.*	5,440	110,922
Hercules Offshore, Inc.*	10,030	49,949
Hornbeck Offshore Services, Inc.*	1,908	81,491
ION Geophysical Corp.*	9,327	28,261
Key Energy Services, Inc.*	8,600	62,694
Matrix Service Co.*	1,613	42,390
Mitcham Industries, Inc.*	1,210	18,271
Natural Gas Services Group, Inc.*	704	20,346

Description	Number of Shares	Value
Newpark Resources, Inc.*	6,822	$77,498
Nuverra Environmental Solutions, Inc.#,*	820	11,857
Parker Drilling Co.*	5,634	41,917
PHI, Inc.*	935	34,436
Pioneer Energy Services Corp.*	1,968	16,492
RigNet, Inc.*	980	45,717
SEACOR Holdings, Inc.	1,270	106,909
T.G.C. Industries, Inc.	1,260	8,203
Tesco Corp.*	2,340	49,421
TETRA Technologies, Inc.*	3,620	37,358
Vantage Drilling Co.*	7,760	12,649
Willbros Group, Inc.*	578	4,826

		$1,829,675
OIL, GAS & CONSUMABLE FUELS – 3.4%
Abraxas Petroleum Corp.*	3,980	12,617
Adams Resources & Energy, Inc.	90	5,987
Alon USA Energy, Inc.	1,924	30,226
Alpha Natural Resources, Inc.*	12,030	68,330
Amyris, Inc.#,*	990	4,188
Apco Oil & Gas International, Inc.*	480	6,763
Approach Resources, Inc.#,*	2,950	59,265
Arch Coal, Inc.#	10,300	43,672
Athlon Energy, Inc.*	1,020	31,110
ATP Oil & Gas Corp.*	2,852	83
Bill Barrett Corp.#,*	3,095	86,691
Bonanza Creek Energy, Inc.*	3,020	122,944
BPZ Resources, Inc.*	3,943	7,886
Callon Petroleum Co.*	2,980	20,115
Carrizo Oil & Gas, Inc.*	3,506	144,097
Clayton Williams Energy, Inc.*	313	21,603
Clean Energy Fuels Corp.#,*	6,949	82,902
Cloud Peak Energy, Inc.*	3,370	63,120
Comstock Resources, Inc.	3,070	52,650
Contango Oil & Gas Co.	708	29,708
Crosstex Energy, Inc.	4,453	166,987
Delek US Holdings, Inc.	3,312	100,354
Diamondback Energy, Inc.*	1,870	97,203
Emerald Oil, Inc.*	2,347	18,001
Endeavour International Corp.#,*	2,243	14,781
Energy XXI (Bermuda) Ltd.	3,980	91,341
EPL Oil & Gas, Inc.*	2,170	58,308
Equal Energy Ltd.	4,100	21,648
Evolution Petroleum Corp.*	1,160	15,266
EXCO Resources, Inc.#	13,787	70,727
Forest Oil Corp.*	6,920	21,106
Frontline Ltd.#,*	2,000	8,260
FX Energy, Inc.#,*	6,870	24,595

January 31, 2014 (unaudited)

34     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
GasLog Ltd.	1,170	$24,523
Gastar Exploration Ltd.*	5,520	32,899
Goodrich Petroleum Corp.*	2,905	50,024
Green Plains Renewable Energy, Inc.*	970	21,612
Halcon Resources Corp.#,*	14,321	48,262
Hallador Energy Co.	1,410	10,801
Isramco, Inc.#,*	40	5,048
Jones Energy, Inc., Class A*	1,190	18,659
KiOR, Inc.*	1,360	1,618
Knightsbridge Tankers Ltd.	2,663	25,085
Kodiak Oil & Gas Corp.*	25,040	265,674
L&L Energy, Inc.#,*,††	4,530	7,610
LinnCo LLC	2	64
Magnum Hunter Resources Corp.*	12,220	102,037
Matador Resources Co.*	2,910	56,570
Midstates Petroleum Co., Inc.#,*	1,460	6,818
Miller Energy Resources, Inc.#,*	1,970	15,543
Nordic American Tankers Ltd.#	5,418	59,273
Northern Oil & Gas, Inc.*	4,280	62,231
Panhandle Oil & Gas, Inc.	586	22,655
Patriot Coal Corp.*,††	3,730	—
PDC Energy, Inc.*	1,979	98,673
Penn Virginia Corp.*	3,904	46,809
Quicksilver Resources, Inc.#,*	7,430	23,107
Renewable Energy Group, Inc.*	720	7,207
Rentech, Inc.	17,580	31,468
Resolute Energy Corp.*	3,090	24,689
REX American Resources Corp.*	200	8,192
Rex Energy Corp.*	4,275	80,541
Rosetta Resources, Inc.*	6,248	266,227
Sanchez Energy Corp.#,*	2,230	61,303
Scorpio Tankers, Inc.	9,070	90,700
SemGroup Corp.	4,210	260,010
Ship Finance International Ltd.	2,013	34,463
Solazyme, Inc.#,*	5,730	74,318
Stone Energy Corp.*	2,964	91,736
Swift Energy Co.#,*	3,450	42,711
Synergy Resources Corp.*	3,070	26,525
Targa Resources Corp.	3,480	314,209
Teekay Tankers Ltd.#	218	741
Triangle Petroleum Corp.*	4,250	32,343
Uranium Energy Corp.#,*	3,940	6,816
Ur-Energy, Inc.*	12,900	17,544
Vaalco Energy, Inc.*	7,567	45,553
W&T Offshore, Inc.	1,960	28,067
Warren Resources, Inc.*	2,930	9,874

Description	Number of Shares	Value
Western Refining, Inc.#	4,905	$191,835
Westmoreland Coal Co.*	140	3,039

		$4,358,240

TOTAL ENERGY		$6,187,915
FINANCIALS – 17.7%
CAPITAL MARKETS – 2.4%
Apollo Investment Corp.	11,982	101,128
Arlington Asset Investment Corp.	670	17,587
BGC Partners, Inc.	11,960	76,903
BlackRock Kelso Capital Corp.	2,280	21,181
Calamos Asset Management, Inc.	1,585	18,180
Capital Southwest Corp.	1,048	35,810
CIFC Corp.*	1,380	10,957
Cohen & Steers, Inc.#	1,973	71,166
Cowen Group, Inc.*	5,765	23,521
Diamond Hill Investment Group, Inc.	360	41,234
Evercore Partners, Inc.	3,443	192,257
FBR & Co.*	557	13,513
Fidus Investment Corp.#	570	11,839
Fifth Street Finance Corp.	6,576	61,880
Financial Engines, Inc.	4,900	298,508
FXCM, Inc.	4,390	75,245
GAMCO Investors, Inc.	462	37,325
Garrison Capital, Inc.#	10	143
GFI Group, Inc.	6,051	22,994
Gladstone Capital Corp.	1,822	17,983
Gladstone Investment Corp.	1,367	11,114
Golub Capital BDC, Inc.#	1,500	27,450
Greenhill & Co., Inc.	3,150	163,642
GSV Capital Corp.#,*	1,170	15,619
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	1,350	17,860
Hercules Technology Growth Capital, Inc.#	3,627	57,524
HFF, Inc.	3,580	105,896
Horizon Technology Finance Corp.	850	12,299
ICG Group, Inc.*	1,924	36,537
INTL. FCStone, Inc.*	766	13,512
Investment Technology Group, Inc.*	1,950	32,175
Janus Capital Group, Inc.#	8,430	92,646
JMP Group, Inc.	590	4,390
KCAP Financial, Inc.#	1,700	13,549
KCG Holdings, Inc.	5,460	60,388
Ladenburg Thalmann Financial Services, Inc.*	8,830	21,192
Main Street Capital Corp.#	1,895	64,203
Manning & Napier, Inc.	1,080	18,090
MCG Capital Corp.	4,950	22,127

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Medallion Financial Corp.	1,311	$17,476
Medley Capital Corp.	2,080	28,683
MVC Capital, Inc.	734	10,460
New Mountain Finance Corp.	2,660	39,315
NGP Capital Resources Co.	3,107	22,992
Oppenheimer Holdings, Inc.	850	19,958
PennantPark Floating Rate Capital Ltd.#	1,240	17,298
PennantPark Investment Corp.	2,230	25,244
Piper Jaffray Cos.*	890	34,959
Prospect Capital Corp.	14,309	155,539
Pzena Investment Management, Inc.	715	7,550
Safeguard Scientifics, Inc.*	1,135	20,805
Silvercrest Asset Management Group, Inc.*	1,600	25,280
Solar Capital Ltd.	2,370	52,448
Solar Senior Capital Ltd.	790	14,275
Stellus Capital Investment Corp.#	1,110	16,417
Stifel Financial Corp.*	3,596	162,359
SWS Group, Inc.*	1,777	13,647
TCP Capital Corp.	1,890	32,735
Teton Advisors, Inc.	10	325
THL Credit, Inc.	800	12,656
TICC Capital Corp.#	1,229	12,474
Triangle Capital Corp.	1,406	37,906
Virtus Investment Partners, Inc.*	743	135,419
Walter Investment Management Corp.*	1,792	55,265
Westwood Holdings Group, Inc.	880	50,310
WhiteHorse Finance, Inc.	910	13,468
WisdomTree Investments, Inc.*	10,840	153,061

		$3,127,891
COMMERCIAL BANKS – 5.1%
1st Source Corp.	1,188	35,010
1st United Bancorp, Inc.	740	5,372
Access National Corp.	1,910	31,362
American National Bankshares, Inc.	490	11,392
Ameris Bancorp*	1,760	36,027
Ames National Corp.#	761	16,179
Arrow Financial Corp.#	942	23,484
Bancfirst Corp.	444	23,989
Banco Latinoamericano de Comercio
Exterior SA	1,974	50,140
Bancorp, Inc.*	1,540	29,337
BancorpSouth, Inc.	5,180	122,093
Bank of Kentucky Financial Corp.	370	13,294
Bank of Marin Bancorp	310	13,711
Bank of the Ozarks, Inc.	3,132	198,569
Banner Corp.	880	32,410
Bar Harbor Bankshares	400	15,236
BBCN Bancorp, Inc.	4,411	66,386

Description	Number of Shares	Value
BNC Bancorp#	1,190	$20,194
Boston Private Financial Holdings, Inc.	4,698	57,738
Bridge Bancorp, Inc.	600	14,760
Bridge Capital Holdings*	300	6,615
Bryn Mawr Bank Corp.	475	13,238
C&F Financial Corp.	250	8,822
Camden National Corp.	713	25,205
Capital Bank Financial Corp.*	1,750	40,337
Capital City Bank Group, Inc.*	951	12,135
Cardinal Financial Corp.	1,330	22,676
Cathay General Bancorp	4,422	103,917
Center Bancorp, Inc.	1,220	21,655
Centerstate Banks, Inc.	746	8,206
Central Pacific Financial Corp.*	560	10,276
Century Bancorp, Inc.	410	13,903
Chemical Financial Corp.	1,738	50,193
Chemung Financial Corp.	490	16,493
Citizens & Northern Corp.	831	16,271
City Holding Co.#	762	34,000
CNB Financial Corp.	910	14,615
CoBiz Financial, Inc.	1,980	20,909
Columbia Banking System, Inc.	3,259	85,092
Community Bank System, Inc.	2,114	75,258
Community Trust Bancorp, Inc.	928	37,603
CommunityOne Bancorp#,*	780	8,970
CU BanCorp.*	940	16,215
Customers Bancorp, Inc.*	1,370	27,784
CVB Financial Corp.	6,454	96,294
Eagle Bancorp, Inc.*	1,474	49,010
East West Bancorp, Inc.	268	8,967
Enterprise Bancorp, Inc.	60	1,241
Enterprise Financial Services Corp.	1,260	23,461
Farmers Capital Bank Corp.*	630	12,953
Fidelity Southern Corp.	979	13,783
Financial Institutions, Inc.	873	18,228
First BanCorp*	4,230	20,685
First Bancorp	1,095	18,867
First Bancorp, Inc.	439	7,459
First Busey Corp.	4,391	24,150
First Commonwealth Financial Corp.	5,576	45,779
First Community Bancshares, Inc.	1,301	21,063
First Connecticut Bancorp, Inc.	1,340	20,649
First Financial Bancorp	3,455	57,284
First Financial Bankshares, Inc.#	2,941	179,901
First Financial Corp.	935	30,079
First Financial Holdings, Inc.	1,128	69,428
First Interstate Bancsystem, Inc.	1,240	31,818
First Merchants Corp.	1,795	37,857

January 31, 2014 (unaudited)

36     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
First Midwest Bancorp, Inc.	4,151	$66,291
First of Long Island Corp.	220	8,705
First Security Group Inc.*	7,590	15,635
FirstMerit Corp.	7,142	145,340
FNB Corp.	8,196	97,041
German American Bancorp, Inc.	400	10,784
Glacier Bancorp, Inc.	3,901	103,103
Great Southern Bancorp, Inc.	490	13,548
Guaranty Bancorp	1,244	16,122
Hancock Holding Co.	5,458	188,847
Hanmi Financial Corp.*	1,510	32,571
Heartland Financial USA, Inc.	1,203	30,304
Heritage Commerce Corp.*	2,150	17,221
Heritage Financial Corp.	820	13,965
Heritage Oaks Bancorp*	2,670	20,452
Home BancShares, Inc.	3,064	94,494
HomeTrust Bancshares, Inc.*	1,540	24,347
Horizon Bancorp	580	12,911
Hudson Valley Holding Corp.	1,112	19,994
Iberiabank Corp.	1,954	128,651
Independent Bank Corp.	906	32,761
Independent Bank Group, Inc.*	550	27,940
International Bancshares Corp.	3,072	71,916
Intervest Bancshares Corp.*	50	374
Investors Bancorp, Inc.	3,168	80,372
Lakeland Bancorp, Inc.	1,142	12,870
Lakeland Financial Corp.	1,015	37,179
LCNB Corp.	780	13,736
Macatawa Bank Corp.#,*	3,050	16,165
MainSource Financial Group, Inc.	1,360	22,182
MB Financial, Inc.	2,925	82,193
Mercantile Bank Corp.	620	12,406
Merchants Bancshares, Inc.	290	8,642
Metro Bancorp, Inc.*	572	11,366
Middleburg Financial Corp.	690	12,323
MidSouth Bancorp, Inc.	820	12,718
MidWestOne Financial Group, Inc.	480	11,798
National Bank Holdings Corp.	1,130	22,012
National Bankshares, Inc.#	200	7,282
National Penn Bancshares, Inc.	6,541	67,896
NBT Bancorp, Inc.	2,230	53,609
NewBridge Bancorp*	2,720	19,013
Northrim BanCorp, Inc.	580	13,932
OFG Bancorp	1,954	28,489
Old National Bancorp	4,881	68,334
OmniAmerican Bancorp, Inc.*	740	16,591
Pacific Continental Corp.	1,340	18,894
Pacific Premier Bancorp, Inc.*	1,340	21,266

Description	Number of Shares	Value
PacWest Bancorp	2,396	$96,104
Park National Corp.#	578	45,257
Park Sterling Corp.*	3,640	24,570
Peapack Gladstone Financial Corp.	1,195	22,108
Penns Woods Bancorp, Inc.	160	7,232
Peoples Bancorp, Inc.	596	13,440
Pinnacle Financial Partners, Inc.*	2,381	77,716
Preferred Bank*	650	13,995
PrivateBancorp, Inc.	3,570	102,066
Prosperity Bancshares, Inc.	3,005	187,993
Renasant Corp.	2,082	59,941
Republic Bancorp, Inc.	827	19,095
S&T Bancorp, Inc.	1,220	28,536
Sandy Spring Bancorp, Inc.	1,397	34,883
Seacoast Banking Corp. of Florida*	1,472	16,413
Sierra Bancorp	516	8,179
Simmons First National Corp.	856	29,558
Southside Bancshares, Inc.	910	24,252
Southwest Bancorp, Inc.*	1,132	19,753
State Bank Financial Corp.	2,320	39,742
Sterling Bancorp/de	3,654	46,040
Sterling Financial Corp.	2,180	68,670
Suffolk Bancorp*	854	16,465
Sun Bancorp, Inc.*	1,460	4,628
Susquehanna Bancshares, Inc.	12,052	130,523
SY Bancorp, Inc.	530	15,683
Taylor Capital Group, Inc.*	680	15,184
Texas Capital Bancshares, Inc.*	2,238	133,094
Tompkins Financial Corp.	710	33,299
TowneBank	31	466
Trico Bancshares	1,093	27,063
Trustmark Corp.	2,328	55,313
UMB Financial Corp.	1,904	112,888
Umpqua Holdings Corp.	6,156	108,099
Union First Market Bankshares Corp.	1,955	45,102
United Bankshares, Inc.#	2,924	87,398
United Community Banks, Inc.*	2,044	34,094
Univest Corp. of Pennsylvania	853	16,019
Virginia Commerce Bancorp, Inc.*	1,160	18,862
Washington Banking Co.	920	16,367
Washington Trust Bancorp, Inc.	576	18,973
Webster Financial Corp.	4,710	142,901
WesBanco, Inc.	1,416	40,441
West Bancorporation, Inc.	1,097	16,225
Westamerica Bancorporation	1,823	89,983
Western Alliance Bancorp*	4,691	105,172
Wilshire Bancorp, Inc.	3,780	37,649
Wintrust Financial Corp.	2,033	89,106

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Yadkin Financial Corp.*	1,060	$19,822

		$6,576,974
CONSUMER FINANCE – 0.5%
Cash America International, Inc.	1,686	61,927
Consumer Portfolio Services, Inc.*	20	170
Credit Acceptance Corp.*	668	92,972
DFC Global Corp.*	3,338	25,102
Ezcorp, Inc.*	3,449	37,870
First Cash Financial Services, Inc.*	2,679	131,646
First Marblehead Corp.*	508	3,028
Green Dot Corp.*	1,290	29,051
Imperial Holdings, Inc.#,*	2,330	14,399
Nelnet, Inc.	1,152	42,912
Nicholas Financial, Inc.	1,080	17,042
Regional Management Corp.*	650	21,600
World Acceptance Corp.#,*	944	90,331

		$568,050
DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp	150	2,220
Gain Capital Holdings, Inc.#	1,370	12,179
MarketAxess Holdings, Inc.	3,407	213,755
Marlin Business Services Corp.	480	12,178
NewStar Financial, Inc.*	1,174	18,467
PHH Corp.*	3,347	81,232
PICO Holdings, Inc.*	1,290	30,405
Resource America, Inc.	1,290	11,326

		$381,762
INSURANCE – 1.8%
Ambac Financial Group, Inc.*	2,410	56,490
American Equity Investment Life Holding Co.	3,553	77,988
AMERISAFE, Inc.	1,082	44,762
Amtrust Financial Services, Inc.#	2,682	86,575
Argo Group International Holdings Ltd.	1,443	64,921
Baldwin & Lyons, Inc.	402	10,034
Citizens, Inc.*	1,867	12,976
CNO Financial Group, Inc.	12,960	219,542
Crawford & Co.	1,767	14,295
Donegal Group, Inc.	940	13,733
eHealth, Inc.*	1,804	96,388
EMC Insurance Group, Inc.	510	14,015
Employers Holdings, Inc.	2,527	62,088
Enstar Group Ltd.*	729	90,367
FBL Financial Group, Inc.	553	21,362
First American Financial Corp.	6,600	171,072
Global Indemnity PLC*	524	12,843
Greenlight Capital Re Ltd.*	1,520	48,838
Hallmark Financial Services*	1,837	16,184

Description	Number of Shares	Value
HCI Group, Inc.#	970	$41,254
Health Insurance Innovations, Inc.*	1,970	23,226
Hilltop Holdings, Inc.*	3,151	74,962
Horace Mann Educators Corp.	2,174	60,655
Independence Holding Co.	400	5,132
Infinity Property & Casualty Corp.	698	49,279
Investors Title Co.	10	801
Kansas City Life Insurance Co.	370	17,453
Maiden Holdings Ltd.	2,512	27,582
Meadowbrook Insurance Group, Inc.	4,025	24,392
Montpelier Re Holdings Ltd.	1,944	54,179
National Interstate Corp.	519	11,714
National Western Life Insurance Co.	165	35,995
Navigators Group, Inc.*	716	42,695
OneBeacon Insurance Group Ltd.	2,090	29,385
Phoenix Cos., Inc.*	421	19,829
Platinum Underwriters Holdings Ltd.	1,470	83,555
Primerica, Inc.	3,350	141,136
RLI Corp.	2,132	88,819
Safety Insurance Group, Inc.	654	35,368
Selective Insurance Group, Inc.	2,953	69,455
State Auto Financial Corp.	638	12,237
Stewart Information Services Corp.	969	31,502
Symetra Financial Corp.	4,820	92,303
Third Point Reinsurance Ltd.*	1,370	21,879
Tower Group International Ltd.	4,920	12,300
United Fire Group, Inc.	1,365	34,262
Universal Insurance Holdings, Inc.	2,460	27,429

		$2,303,251
REAL ESTATE INVESTMENT TRUSTS – 5.8%
Acadia Realty Trust	3,455	87,930
AG Mortgage Investment Trust, Inc.	520	8,627
Agree Realty Corp.	979	27,990
Alexander’s, Inc.	236	80,200
Altisource Residential Corp.	2,590	77,700
American Assets Trust, Inc.	1,750	58,572
American Capital Mortgage Investment Corp.	2,930	57,281
American Realty Capital Properties, Inc.#	9,740	134,802
American Residential Properties, Inc.#,*	980	18,130
AmREIT, Inc.	1,750	28,490
Anworth Mortgage Asset Corp.	6,881	32,272
Apollo Commercial Real Estate Finance, Inc.	640	10,765
Apollo Residential Mortgage, Inc.	1,530	24,725
Ares Commercial Real Estate Corp.	1,830	24,394
Armada Hoffler Properties, Inc.	1,420	12,922
ARMOUR Residential REIT, Inc.	22,340	91,817
Ashford Hospitality Prime, Inc.	882	14,553

January 31, 2014 (unaudited)

38     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Ashford Hospitality Trust, Inc.	4,410	$41,454
Associated Estates Realty Corp.	3,474	55,480
Aviv REIT, Inc.	800	19,512
Campus Crest Communities, Inc.	2,970	26,225
Capstead Mortgage Corp.	4,690	59,188
Cedar Realty Trust, Inc.	3,966	25,025
Chambers Street Properties#	14,310	110,759
Chatham Lodging Trust	1,140	23,837
Chesapeake Lodging Trust	2,380	57,953
Colony Financial, Inc.	2,330	51,726
Coresite Realty Corp.	1,940	59,519
Cousins Properties, Inc.	8,677	93,278
CubeSmart	7,054	116,250
CYS Investments, Inc.	9,360	74,131
DCT Industrial Trust, Inc.	15,705	113,076
DiamondRock Hospitality Co.	10,947	126,766
DuPont Fabros Technology, Inc.	4,445	115,526
Dynex Capital, Inc.	3,960	31,918
EastGroup Properties, Inc.	2,924	173,510
Education Realty Trust, Inc.	6,421	57,982
Ellington Residential Mortgage REIT	1,030	16,655
Empire State Realty Trust, Inc.	5,130	75,206
EPR Properties	2,999	153,189
Equity One, Inc.	3,762	85,247
Excel Trust, Inc.	3,390	38,680
FelCor Lodging Trust, Inc.*	8,240	67,238
First Industrial Realty Trust, Inc.	5,582	95,787
First Potomac Realty Trust	4,184	54,643
Franklin Street Properties Corp.	5,247	62,912
Getty Realty Corp.	1,437	27,303
Gladstone Commercial Corp.	1,150	21,447
Glimcher Realty Trust	12,345	105,673
Government Properties Income Trust	2,320	57,304
Gramercy Property Trust, Inc.*	2,850	16,587
Healthcare Realty Trust, Inc.	6,906	158,286
Hersha Hospitality Trust	12,978	70,471
Highwoods Properties, Inc.	6,185	229,711
Hudson Pacific Properties, Inc.	3,420	74,317
Inland Real Estate Corp.	7,105	74,887
Invesco Mortgage Capital, Inc.	6,580	103,372
Investors Real Estate Trust	6,057	52,635
iStar Financial, Inc.*	5,580	86,044
JAVELIN Mortgage Investment Corp.#	270	3,915
Kite Realty Group Trust	7,030	45,343
LaSalle Hotel Properties	5,841	179,669
Lexington Realty Trust	11,211	121,191
LTC Properties, Inc.	3,082	116,962
Medical Properties Trust, Inc.	9,065	120,293

Description	Number of Shares	Value
Monmouth Real Estate Investment Corp.	1,802	$16,650
National Health Investors, Inc.	2,354	148,231
New Residential Investment Corp.	14,390	91,377
New York Mortgage Trust, Inc.	2,900	20,706
NorthStar Realty Finance Corp.	15,760	229,938
One Liberty Properties, Inc.	1,180	24,615
Parkway Properties, Inc.	2,880	51,091
Pebblebrook Hotel Trust	3,080	92,800
Pennsylvania Real Estate Investment Trust	4,051	75,551
PennyMac Mortgage Investment Trust	2,730	64,292
Physicians Realty Trust	1,520	18,833
Potlatch Corp.	3,291	131,640
PS Business Parks, Inc.	1,949	153,133
QTS Realty Trust, Inc.	1,000	22,690
RAIT Financial Trust#	5,577	47,070
Ramco-Gershenson Properties Trust	3,794	60,590
Redwood Trust, Inc.	5,539	103,579
Retail Opportunity Investments Corp.	3,420	49,453
Rexford Industrial Realty, Inc.*	1,380	18,837
RLJ Lodging Trust	6,730	168,115
Rouse Properties, Inc.#	1,520	26,509
Sabra Health Care REIT, Inc.	2,653	76,751
Saul Centers, Inc.	1,128	52,565
Select Income REIT	1,070	29,532
Silver Bay Realty Trust Corp.	1,669	26,487
Sovran Self Storage, Inc.	3,307	224,578
STAG Industrial, Inc.	1,720	36,911
Strategic Hotels & Resorts, Inc.*	16,990	158,177
Summit Hotel Properties, Inc.	4,370	38,937
Sun Communities, Inc.	3,531	165,074
Sunstone Hotel Investors, Inc.	8,574	110,004
Terreno Realty Corp.	1,530	26,423
UMH Properties, Inc.	410	3,875
Universal Health Realty Income Trust	1,687	71,529
Urstadt Biddle Properties, Inc.	2,565	48,119
Washington Real Estate Investment Trust	4,632	107,926
Western Asset Mortgage Capital Corp.#	2,885	43,131
Whitestone REIT	1,480	20,202
Winthrop Realty Trust	2,820	32,374
ZAIS Financial Corp.	840	14,280

		$7,441,827
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%
Alexander & Baldwin, Inc.*	2,540	99,339
AV Homes, Inc.*	512	9,585
Consolidated-Tomoka Land Co.	290	10,193
Forestar Group, Inc.*	2,258	45,160
Kennedy-Wilson Holdings, Inc.	3,930	94,399

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Tejon Ranch Co.*	1,398	$47,700
Zillow, Inc.#,*	2,150	176,515

		$482,891
THRIFTS & MORTGAGE FINANCE – 1.4%
Astoria Financial Corp.	4,080	54,019
Banc of California, Inc.	500	6,350
Bank Mutual Corp.	3,500	23,940
BankFinancial Corp.	1,681	15,280
BBX Capital Corp.*	1,100	16,126
Beneficial Mutual Bancorp, Inc.*	3,030	35,996
Berkshire Hills Bancorp, Inc.	951	23,261
BofI Holding, Inc.*	1,300	107,575
Brookline Bancorp, Inc.	4,008	35,671
Capitol Federal Financial, Inc.	7,420	88,817
Charter Financial Corp.	1,446	15,544
Clifton Savings Bancorp, Inc.	1,090	13,799
Dime Community Bancshares, Inc.	1,703	27,827
Doral Financial Corp.	884	11,041
ESB Financial Corp.	1,872	24,074
ESSA Bancorp, Inc.	70	790
Essent Group Ltd.*	1,280	32,128
EverBank Financial Corp.	5,080	90,475
Federal Agricultural Mortgage Corp.	340	10,418
First Defiance Financial Corp.	550	14,146
First Financial Northwest, Inc.	990	10,237
Flagstar Bancorp, Inc.*	1,350	28,174
Flushing Financial Corp.	1,594	32,741
Fox Chase Bancorp, Inc.	980	16,768
Franklin Financial Corp.	620	11,786
Hingham Institution for Savings	230	18,073
Home Bancorp, Inc.*	710	14,306
Home Federal Bancorp, Inc.	653	9,468
Home Loan Servicing Solutions Ltd.	3,530	72,436
HomeStreet, Inc.	280	5,023
Kearny Financial Corp.*	19	217
Meridian Interstate Bancorp, Inc.*	220	5,179
Meta Financial Group, Inc.	530	21,439
MGIC Investment Corp.*	23,775	201,850
NASB Financial, Inc.#,*	630	16,821
Northfield Bancorp, Inc.	3,745	46,550
Northwest Bancshares, Inc.	4,768	67,038
OceanFirst Financial Corp.	758	13,462
Oritani Financial Corp.	2,960	46,590
PennyMac Financial Services, Inc.	870	14,773
Provident Financial Holdings, Inc.	550	8,278
Provident Financial Services, Inc.	2,995	51,873
Radian Group, Inc.#	10,526	156,627

Description	Number of Shares	Value
Rockville Financial, Inc.	1,562	$20,743
Territorial Bancorp, Inc.	730	16,535
Tree.com, Inc.	700	22,715
TrustCo Bank Corp.	8,150	53,220
United Community Financial Corp.*	3,600	12,708
United Financial Bancorp, Inc.#	1,410	24,999
ViewPoint Financial Group, Inc.	2,981	73,392
Walker & Dunlop, Inc.*	510	7,160
Westfield Financial, Inc.	714	5,326
WSFS Financial Corp.	448	32,166

		$1,785,950

TOTAL FINANCIALS		$22,668,596
HEALTH CARE – 16.1%
BIOTECHNOLOGY – 5.7%
ACADIA Pharmaceuticals, Inc.#,*	6,840	159,372
Achillion Pharmaceuticals, Inc.#,*	12,150	40,216
Acorda Therapeutics, Inc.*	3,723	109,270
Aegerion Pharmaceuticals, Inc.*	2,820	169,144
Agios Pharmaceuticals, Inc.#,*	720	19,044
Alnylam Pharmaceuticals, Inc.*	5,600	468,496
AMAG Pharmaceuticals, Inc.*	1,880	40,364
Amicus Therapeutics, Inc.*	90	246
Anacor Pharmaceuticals, Inc.#,*	1,690	32,178
Arena Pharmaceuticals, Inc.#,*	20,320	128,829
Arqule, Inc.*	3,040	6,962
Array BioPharma, Inc.*	12,253	58,937
AVEO Pharmaceuticals, Inc.*	1,390	2,293
Biotime, Inc.#,*	4,930	18,340
Bluebird Bio, Inc.*	1,210	26,826
Cell Therapeutics, Inc.*	11,400	36,366
Celldex Therapeutics, Inc.*	8,483	218,692
Cepheid, Inc.#,*	6,807	359,818
Chelsea Therapeutics International Ltd.*	5,410	24,074
ChemoCentryx, Inc.#,*	1,310	8,135
Chimerix, Inc.#,*	360	7,002
Clovis Oncology, Inc.*	1,610	104,698
Coronado Biosciences, Inc.#,*	1,460	3,971
Curis, Inc.*	7,270	20,574
Cytokinetics, Inc.*	2,700	20,925
Cytori Therapeutics, Inc.#,*	2,187	5,817
Dendreon Corp.#,*	13,300	37,107
Durata Therapeutics, Inc.#,*	1,920	20,544
Dyax Corp.*	9,791	82,440
Dynavax Technologies Corp.*	21,410	37,253
Emergent Biosolutions, Inc.*	2,141	51,234
Enanta Pharmaceuticals, Inc.*	610	22,314
Enzon Pharmaceuticals, Inc.	1,860	1,674

January 31, 2014 (unaudited)

40     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Epizyme, Inc.#,*	490	$14,896
Esperion Therapeutics, Inc.#,*	1,440	21,974
Exact Sciences Corp.*	7,330	95,290
Exelixis, Inc.#,*	18,302	125,918
Galena Biopharma, Inc.#,*	10,700	56,389
Genomic Health, Inc.*	2,150	64,758
Geron Corp.*	7,057	35,426
GTx, Inc.#,*	9,050	16,380
Halozyme Therapeutics, Inc.#,*	8,851	138,607
Harvard Apparatus Regenerative
Technology, Inc.*	162	663
Hyperion Therapeutics, Inc.#,*	650	18,252
Idenix Pharmaceuticals, Inc.#,*	7,062	49,505
ImmunoGen, Inc.#,*	7,168	107,448
Immunomedics, Inc.#,*	5,690	27,596
Infinity Pharmaceuticals, Inc.*	4,980	63,993
Insmed, Inc.*	2,540	51,867
Insys Therapeutics, Inc.*	490	28,827
Intercept Pharmaceuticals, Inc.*	620	186,546
InterMune, Inc.*	7,466	99,671
Intrexon Corp.#,*	860	28,870
Ironwood Pharmaceuticals, Inc.*	9,300	128,991
Isis Pharmaceuticals, Inc.*	11,082	565,847
KaloBios Pharmaceuticals, Inc.*	5,710	17,815
Keryx Biopharmaceuticals, Inc.#,*	8,040	123,655
KYTHERA Biopharmaceuticals, Inc.#,*	1,220	56,120
Lexicon Pharmaceuticals, Inc.*	26,690	49,110
Ligand Pharmaceuticals, Inc.#,*	1,725	106,846
MannKind Corp.#,*	14,837	80,417
MEI Pharma, Inc.#,*	2,390	20,219
Merrimack Pharmaceuticals, Inc.#,*	9,360	49,140
MiMedx Group, Inc.#,*	7,550	59,192
Momenta Pharmaceuticals, Inc.*	4,560	81,624
Nanosphere, Inc.*	8,570	18,083
Neurocrine Biosciences, Inc.*	7,737	132,225
NewLink Genetics Corp.#,*	1,400	51,828
Novavax, Inc.#,*	19,653	106,912
NPS Pharmaceuticals, Inc.*	8,492	303,844
OncoGenex Pharmaceutical, Inc.#,*	1,200	12,960
Onconova Therapeutics, Inc.#,*	1,180	17,842
Opko Health, Inc.#,*	19,530	154,873
Orexigen Therapeutics, Inc.#,*	6,905	46,954
Osiris Therapeutics, Inc.#,*	1,764	27,536
OvaScience, Inc.#,*	1,790	16,754
PDL BioPharma, Inc.#	13,936	126,818
Portola Pharmaceuticals, Inc.#,*	660	17,602
Progenics Pharmaceuticals, Inc.*	5,326	25,458

Description	Number of Shares	Value
Prothena Corp. PLC*	1,260	$38,984
PTC Therapeutics, Inc.#,*	1,270	33,109
Puma Biotechnology, Inc.*	2,280	269,519
Raptor Pharmaceutical Corp.#,*	5,790	90,035
Receptos, Inc.*	690	27,497
Regulus Therapeutics, Inc.#,*	3,660	33,306
Repligen Corp.*	3,990	61,765
Rigel Pharmaceuticals, Inc.*	3,111	9,426
Sangamo Biosciences, Inc.#,*	6,205	120,005
Sarepta Therapeutics, Inc.#,*	3,720	90,694
SIGA Technologies, Inc.#,*	1,840	6,090
Spectrum Pharmaceuticals, Inc.#	2,850	23,969
Stemline Therapeutics, Inc.#,*	480	12,072
Sunesis Pharmaceuticals, Inc.*	4,130	18,089
Synageva BioPharma Corp.#,*	2,170	196,559
Synergy Pharmaceuticals, Inc.#,*	6,660	35,365
Synta Pharmaceuticals Corp.#,*	2,000	10,680
Targacept, Inc.*	60	265
TESARO, Inc.*	960	30,250
Tetraphase Pharmaceuticals, Inc.*	1,770	27,453
Threshold Pharmaceuticals, Inc.#,*	5,060	24,693
Trius Therapeutics CVR*,††	1,740	—
Vanda Pharmaceuticals, Inc.#,*	2,160	28,771
Verastem, Inc.*	1,300	16,328
Vical, Inc.*	1,980	2,673
XOMA Corp.*	7,450	57,887
ZIOPHARM Oncology, Inc.#,*	7,320	30,671

		$7,270,851
HEALTH CARE EQUIPMENT & SUPPLIES – 4.2%
Abaxis, Inc.	2,321	88,593
ABIOMED, Inc.*	3,872	106,441
Accuray, Inc.#,*	8,742	93,102
Align Technology, Inc.*	7,081	420,753
Alphatec Holdings, Inc.*	8,380	18,185
Analogic Corp.	708	67,720
AngioDynamics, Inc.*	989	15,735
Anika Therapeutics, Inc.*	970	32,272
Antares Pharma, Inc.#,*	12,950	61,901
ArthroCare Corp.*	2,490	112,996
AtriCure, Inc.*	2,380	48,790
Atrion Corp.	170	45,421
Biolase, Inc.#,*	485	1,174
Cantel Medical Corp.	2,989	94,751
Cardiovascular Systems, Inc.*	2,040	69,197
Cerus Corp.#,*	3,950	24,371
CONMED Corp.	1,943	81,509

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
CryoLife, Inc.	1,550	$16,724
Cutera, Inc.*	3,130	29,735
Cyberonics, Inc.*	2,750	183,700
Cynosure, Inc.*	975	26,159
Derma Sciences, Inc.*	930	12,220
DexCom, Inc.*	7,423	300,335
Endologix, Inc.*	5,860	93,760
Exactech, Inc.*	622	13,858
GenMark Diagnostics, Inc.*	2,950	38,114
Globus Medical, Inc.*	5,300	124,020
Greatbatch, Inc.*	1,731	73,585
Haemonetics Corp.*	5,510	208,774
HeartWare International, Inc.*	1,640	162,704
ICU Medical, Inc.*	1,247	80,444
Insulet Corp.*	4,881	209,883
Integra LifeSciences Holdings Corp.*	1,427	66,298
Invacare Corp.	1,684	33,983
Masimo Corp.	5,531	161,782
Meridian Bioscience, Inc.	4,384	99,868
Merit Medical Systems, Inc.*	2,560	36,787
Natus Medical, Inc.*	2,423	62,731
Navidea Biopharmaceuticals, Inc.*	1,010	1,778
Neogen Corp.*	3,439	144,507
NuVasive, Inc.*	2,830	105,955
NxStage Medical, Inc.*	6,061	78,490
OraSure Technologies, Inc.*	3,017	17,710
Orthofix International NV*	1,521	31,257
PhotoMedex, Inc.#,*	670	9,320
Quidel Corp.#,*	2,907	85,931
Rockwell Medical, Inc.#,*	3,150	32,319
RTI Surgical, Inc.*	4,370	13,547
Spectranetics Corp.*	4,028	104,809
Staar Surgical Co.*	2,480	40,722
STERIS Corp.	6,260	287,271
SurModics, Inc.*	1,650	40,227
Symmetry Medical, Inc.*	3,028	29,432
Tandem Diabetes Care, Inc.*	920	23,782
TearLab Corp.#,*	3,130	20,940
Thoratec Corp.*	5,710	199,507
Tornier NV*	1,880	34,197
Unilife Corp.#,*	9,460	44,178
Utah Medical Products, Inc.	300	15,960
Vascular Solutions, Inc.*	2,120	49,947
Volcano Corp.*	5,169	108,497
West Pharmaceutical Services, Inc.	7,190	341,166
Wright Medical Group, Inc.*	1,950	59,300

Description	Number of Shares	Value
Zeltiq Aesthetics, Inc.#,*	1,960	$40,160

		$5,379,284
HEALTH CARE PROVIDERS & SERVICES – 3.0%
Acadia Healthcare Co., Inc.*	3,800	193,952
Accretive Health, Inc.#,*	4,450	40,984
Addus HomeCare Corp.*	610	14,420
Air Methods Corp.	4,033	207,417
Almost Family, Inc.	1,148	34,911
Amedisys, Inc.*	1,516	22,876
AMN Healthcare Services, Inc.*	5,138	77,635
Amsurg Corp.*	2,510	104,792
Bio-Reference Labs, Inc.#,*	2,508	67,440
BioScrip, Inc.*	4,050	34,465
Capital Senior Living Corp.*	3,018	67,814
Centene Corp.*	5,437	329,482
Chemed Corp.#	1,955	154,289
Chindex International, Inc.*	861	14,172
Corvel Corp.*	1,170	55,411
Cross Country Healthcare, Inc.*	884	9,547
Emeritus Corp.*	4,116	90,758
Ensign Group, Inc.	1,889	79,187
ExamWorks Group, Inc.*	2,960	91,138
Five Star Quality Care, Inc.*	2,940	15,964
Gentiva Health Services, Inc.*	2,977	33,819
Hanger, Inc.*	2,703	91,388
HealthSouth Corp.*	8,074	251,263
Healthways, Inc.*	3,750	57,412
HMS Holdings Corp.*	9,267	213,419
IPC The Hospitalist Co., Inc.*	1,770	94,483
Kindred Healthcare, Inc.*	2,485	47,066
Landauer, Inc.	1,186	54,758
LHC Group, Inc.*	547	12,548
Magellan Health Services, Inc.*	1,375	82,266
Molina Healthcare, Inc.*	2,742	98,712
MWI Veterinary Supply, Inc.*	1,340	249,588
National Healthcare Corp.	700	36,400
National Research Corp.*	630	9,450
Owens & Minor, Inc.	4,206	145,696
PharMerica Corp.*	2,479	60,339
Providence Service Corp.*	1,060	27,973
Select Medical Holdings Corp.	3,720	40,176
Skilled Healthcare Group, Inc.*	649	2,966
Team Health Holdings, Inc.*	6,890	297,372
Triple-S Management Corp.*	941	16,787
U.S. Physical Therapy, Inc.	1,202	37,875
Universal American Corp.	3,043	21,453

January 31, 2014 (unaudited)

42     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
USMD Holdings, Inc.#,*	240	$4,270
WellCare Health Plans, Inc.*	2,340	152,357

		$3,846,490
HEALTH CARE TECHNOLOGY – 1.0%
athenahealth, Inc.#,*	3,590	529,166
Computer Programs & Systems, Inc.	873	58,334
HealthStream, Inc.*	1,870	54,267
MedAssets, Inc.*	5,379	118,553
Medidata Solutions, Inc.*	5,320	335,692
Merge Healthcare, Inc.*	11,150	23,973
Omnicell, Inc.*	3,098	79,990
Quality Systems, Inc.	3,896	71,725
Vocera Communications, Inc.*	2,700	47,169

		$1,318,869
LIFE SCIENCES TOOLS & SERVICES – 0.6%
Accelerate Diagnostics, Inc.#,*	1,300	17,927
Affymetrix, Inc.*	3,494	32,809
Albany Molecular Research, Inc.*	1,610	17,227
Cambrex Corp.*	2,284	42,871
Fluidigm Corp.*	3,040	137,165
Furiex Pharmaceuticals, Inc.*	990	45,896
Harvard Bioscience, Inc.*	650	2,873
Luminex Corp.*	4,358	79,621
NeoGenomics, Inc.*	5,920	23,680
Pacific Biosciences of California, Inc.*	1,160	8,329
PAREXEL International Corp.*	5,649	275,728
Sequenom, Inc.#,*	14,902	33,828

		$717,954
PHARMACEUTICALS – 1.6%
AcelRx Pharmaceuticals, Inc.#,*	1,790	20,442
Akorn, Inc.*	6,660	151,182
Ampio Pharmaceuticals, Inc.#,*	3,220	27,434
Aratana Therapeutics, Inc.*	1,070	23,016
Auxilium Pharmaceuticals, Inc.*	4,971	127,158
AVANIR Pharmaceuticals, Inc.*	16,460	61,725
BioDelivery Sciences International, Inc.*	2,450	19,232
Cadence Pharmaceuticals, Inc.*	7,119	78,167
Cempra, Inc.*	1,500	17,835
Corcept Therapeutics, Inc.*	770	2,649
Cornerstone Therapeutics, Inc.*	20	190
Depomed, Inc.*	5,000	60,000
Endocyte, Inc.#,*	2,480	29,438
Hi-Tech Pharmacal Co., Inc.	580	25,091
Horizon Pharma, Inc.*	6,380	62,907
Impax Laboratories, Inc.*	3,940	91,172
Lannett Co., Inc.*	2,310	81,589

Description	Number of Shares	Value
Medicines Co.*	6,499	$225,905
Nektar Therapeutics*	9,672	131,539
Omeros Corp.#,*	2,690	31,419
Pacira Pharmaceuticals, Inc.*	2,980	204,219
Pernix Therapeutics Holdings#,*	1,740	3,985
Pozen, Inc.*	725	5,684
Questcor Pharmaceuticals, Inc.#	5,069	339,674
Repros Therapeutics, Inc.#,*	1,950	36,563
Sagent Pharmaceuticals, Inc.*	1,210	22,905
Sciclone Pharmaceuticals, Inc.*	2,900	13,630
Sucampo Pharmaceuticals, Inc.*	892	7,368
Supernus Pharmaceuticals, Inc.#,*	3,500	34,195
TherapeuticsMD, Inc.#,*	5,580	36,716
Vivus, Inc.#,*	9,876	73,280
XenoPort, Inc.*	2,584	14,858
Zogenix, Inc.#,*	4,360	19,315

		$2,080,482

TOTAL HEALTH CARE		$20,613,930
INDUSTRIALS – 15.2%
AEROSPACE & DEFENSE – 1.6%
AAR Corp.	2,266	60,389
Aerovironment, Inc.*	824	24,572
American Science & Engineering, Inc.	694	47,463
API Technologies Corp.*	3,490	11,552
Astronics Corp.*	1,534	92,834
Cubic Corp.	988	48,936
Curtiss-Wright Corp.	2,506	153,919
DigitalGlobe, Inc.*	4,677	178,568
Ducommun, Inc.*	760	21,660
Engility Holdings, Inc.*	1,190	45,589
Esterline Technologies Corp.*	1,797	185,001
GenCorp., Inc.#,*	5,069	86,274
HEICO Corp.	6,636	353,168
Innovative Solutions & Support, Inc.	2,190	14,892
KEYW Holding Corp.#,*	3,500	56,000
Kratos Defense & Security Solutions, Inc.*	3,161	22,854
LMI Aerospace, Inc.#,*	657	9,067
Moog, Inc.*	2,986	179,339
National Presto Industries, Inc.	312	23,740
Orbital Sciences Corp.*	2,951	72,152
Sparton Corp.*	940	26,198
Taser International, Inc.*	4,951	79,513
Teledyne Technologies, Inc.*	2,604	239,229

		$2,032,909
AIR FREIGHT & LOGISTICS – 0.5%
Air Transport Services Group, Inc.*	2,530	15,914

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Atlas Air Worldwide Holdings, Inc.*	1,454	$51,370
Echo Global Logistics, Inc.*	1,770	35,913
Forward Air Corp.	3,061	136,337
Hub Group, Inc.*	3,392	140,598
Pacer International, Inc.*	2,385	21,012
Park-Ohio Holdings Corp.*	800	38,240
UTi Worldwide, Inc.	9,130	142,976
XPO Logistics, Inc.#,*	2,500	62,300

		$644,660
AIRLINES – 0.5%
Allegiant Travel Co.	1,464	133,326
Hawaiian Holdings, Inc.#,*	2,443	24,821
JetBlue Airways Corp.#,*	15,804	138,443
Republic Airways Holdings, Inc.*	3,621	35,522
SkyWest, Inc.	2,533	32,954
Spirit Airlines, Inc.*	6,240	292,656

		$657,722
BUILDING PRODUCTS – 0.8%
AAON, Inc.	2,607	77,324
Ameresco, Inc.*	770	7,592
American Woodmark Corp.*	1,375	48,276
Apogee Enterprises, Inc.	2,740	92,612
Builders FirstSource, Inc.*	2,080	16,744
Gibraltar Industries, Inc.*	2,030	36,256
Griffon Corp.	2,619	32,895
Insteel Industries, Inc.	2,540	47,320
NCI Building Systems, Inc.*	1,752	32,307
Nortek, Inc.*	1,000	75,210
Patrick Industries, Inc.*	630	22,680
PGT, Inc.*	1,620	17,302
Ply Gem Holdings, Inc.*	800	10,608
Quanex Building Products Corp.	1,963	37,199
Simpson Manufacturing Co., Inc.	2,711	88,379
Stock Building Supply Holdings, Inc.*	1,260	21,962
Trex Co., Inc.*	1,649	115,974
Universal Forest Products, Inc.	1,206	63,375
USG Corp.#,*	7,870	240,822

		$1,084,837
COMMERCIAL SERVICES & SUPPLIES – 2.4%
ABM Industries, Inc.	3,249	86,618
ACCO Brands Corp.*	6,260	36,371
Acorn Energy, Inc.#	1,070	3,713
ARC Document Solutions, Inc.*	1,068	8,095
Brink’s Co.	4,110	130,040
Casella Waste Systems, Inc.*	1,130	5,797
Ceco Environmental Corp.	1,051	16,333

Description	Number of Shares	Value
Cenveo, Inc.#,*	593	$1,969
Compx International, Inc.	70	913
Consolidated Graphics, Inc.*	502	32,550
Costa, Inc.*	1,290	27,722
Courier Corp.	1,194	18,853
Deluxe Corp.	4,485	217,747
Encore Capital Group, Inc.#,*	2,215	105,412
EnerNOC, Inc.*	1,694	37,946
Ennis, Inc.	1,079	15,613
G&K Services, Inc.	1,174	65,615
Geo Group, Inc.	5,336	178,649
Healthcare Services Group, Inc.	6,915	187,604
Heritage-Crystal Clean, Inc.*	550	9,141
Herman Miller, Inc.	5,375	150,661
HNI Corp.	4,063	139,402
InnerWorkings, Inc.*	3,370	25,410
Interface, Inc.	5,345	111,978
Intersections, Inc.	40	296
Kimball International, Inc.	2,450	36,431
Knoll, Inc.	4,842	80,377
McGrath RentCorp	2,300	84,226
Mine Safety Appliances Co.	3,203	161,367
Mobile Mini, Inc.*	2,208	85,383
Multi-Color Corp.	701	25,208
NL Industries, Inc.	42	464
Performant Financial Corp.*	940	8,018
Portfolio Recovery Associates, Inc.*	4,967	249,443
Quad/Graphics, Inc.#	1,270	29,121
Schawk, Inc.	1,443	17,431
SP Plus Corp.*	1,718	43,397
Steelcase, Inc.	4,440	65,579
Sykes Enterprises, Inc.*	2,282	47,831
Team, Inc.*	1,914	81,020
Tetra Tech, Inc.*	3,594	106,059
TRC Cos., Inc.*	320	2,173
UniFirst Corp.	1,108	117,226
United Stationers, Inc.	2,038	84,434
US Ecology, Inc.	1,664	59,505
Viad Corp.	1,055	27,736
West Corp.	1,040	24,045

		$3,050,922
CONSTRUCTION & ENGINEERING – 0.7%
Aegion Corp.*	2,473	50,746
Argan, Inc.	810	23,012
Comfort Systems USA, Inc.	2,191	37,335
Dycom Industries, Inc.*	2,197	61,143
EMCOR Group, Inc.	3,652	155,247

January 31, 2014 (unaudited)

44     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Furmanite Corp.*	2,481	$28,978
Granite Construction, Inc.	2,110	70,242
Great Lakes Dredge & Dock Corp.	4,706	35,436
Layne Christensen Co.#,*	520	8,819
MasTec, Inc.*	5,354	192,423
MYR Group, Inc.*	1,100	27,577
Northwest Pipe Co.*	501	17,575
Orion Marine Group, Inc.*	1,648	18,458
Pike Electric Corp.	1,200	12,648
Primoris Services Corp.	3,300	104,841
Sterling Construction Co., Inc.*	1,705	18,448
Tutor Perini Corp.*	2,661	60,139

		$923,067
ELECTRICAL EQUIPMENT – 1.9%
Acuity Brands, Inc.	4,383	556,816
American Superconductor Corp.*	815	1,222
AZZ, Inc.	3,034	126,852
Belden, Inc.	4,134	267,511
Brady Corp.	2,579	70,561
Capstone Turbine Corp.*	25,640	41,537
Coleman Cable, Inc.	250	6,560
Encore Wire Corp.	1,217	62,177
EnerSys, Inc.	3,537	240,728
Enphase Energy, Inc.#,*	2,220	16,428
Franklin Electric Co., Inc.	5,112	203,662
FuelCell Energy, Inc.*	7,954	11,374
Generac Holdings, Inc.	5,290	254,608
General Cable Corp.	2,740	78,172
Global Power Equipment Group, Inc.	1,070	19,057
GrafTech International Ltd.#,*	7,260	74,415
II-VI, Inc.*	2,784	42,512
LSI Industries, Inc.	1,963	16,568
Polypore International, Inc.#,*	4,770	158,126
Powell Industries, Inc.*	769	47,224
Power Solutions International, Inc.*	310	20,618
PowerSecure International, Inc.*	2,160	41,688
Preformed Line Products Co.	194	13,091
Revolution Lighting Technologies, Inc.*	2,690	8,097
Thermon Group Holdings, Inc.*	2,710	73,387
Vicor Corp.#,*	689	7,117

		$2,460,108
INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.	3,622	135,644
Seaboard Corp.	17	43,350
Standex International Corp.	638	36,289

		$215,283

Description	Number of Shares	Value
MACHINERY – 3.4%
Accuride Corp.*	6,660	$25,375
Actuant Corp.	3,130	107,109
Alamo Group, Inc.	599	30,082
Albany International Corp.	1,740	60,152
Altra Holdings, Inc.	2,573	80,689
American Railcar Industries, Inc.#	559	27,346
Ampco-Pittsburgh Corp.	556	9,902
Astec Industries, Inc.	1,291	48,025
Barnes Group, Inc.	2,615	97,906
Blount International, Inc.*	4,370	56,023
Briggs & Stratton Corp.	2,318	48,840
Chart Industries, Inc.*	2,979	254,526
CIRCOR International, Inc.	988	71,156
CLARCOR, Inc.	5,128	284,194
Columbus McKinnon Corp.*	1,605	39,676
Commercial Vehicle Group, Inc.*	1,480	11,840
Douglas Dynamics, Inc.	1,430	20,764
Dynamic Materials Corp.	675	14,735
Energy Recovery, Inc.*	2,459	10,525
EnPro Industries, Inc.*	1,507	109,318
ESCO Technologies, Inc.	2,072	72,313
ExOne Co.#,*	400	18,824
Federal Signal Corp.*	6,479	79,821
Flow International Corp.*	5,991	24,204
FreightCar America, Inc.	1,033	23,738
Global Brass & Copper Holdings, Inc.*	910	15,734
Gorman-Rupp Co.	1,537	48,923
Graham Corp.	545	19,462
Greenbrier Cos., Inc.*	1,160	42,560
Hardinge, Inc.	900	12,393
Hurco Cos., Inc.	510	13,219
Hyster-Yale Materials Handling, Inc.	796	68,265
Hyster-Yale Materials Handling, Inc. Class B	216	18,524
John Bean Technologies Corp.	2,890	89,214
Kadant, Inc.	714	25,640
LB Foster Co.	606	26,094
Lindsay Corp.#	1,228	104,380
Lydall, Inc.*	580	10,249
Manitex International, Inc.*	1,410	19,768
Meritor, Inc.*	4,780	52,484
Middleby Corp.*	1,884	464,557
Miller Industries, Inc.	460	8,436
Mueller Industries, Inc.	2,666	165,932
Mueller Water Products, Inc.	17,170	149,036
NN, Inc.	1,760	31,134

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Omega Flex, Inc.	150	$2,994
PMFG, Inc.*	1,007	7,522
Proto Labs, Inc.#,*	1,480	117,453
RBC Bearings, Inc.*	2,487	161,257
Rexnord Corp.*	3,880	100,802
Sun Hydraulics Corp.	2,037	74,452
Tecumseh Products Co.*	1,460	12,264
Tennant Co.	2,151	137,944
Titan International, Inc.	5,085	85,225
Trimas Corp.*	4,340	151,032
Twin Disc, Inc.	493	11,620
Wabash National Corp.*	2,650	36,332
Watts Water Technologies, Inc.	2,004	112,264
Woodward, Inc.	6,901	295,708
Xerium Technologies, Inc.*	1,600	26,816

		$4,346,772
MARINE – 0.1%
International Shipholding Corp.	755	20,226
Matson, Inc.	4,090	97,874

		$118,100
PROFESSIONAL SERVICES – 1.5%
Acacia Research Corp.#	2,990	41,322
Advisory Board Co.*	3,626	229,562
Barrett Business Services, Inc.	790	61,944
CBIZ, Inc.*	2,967	25,516
CDI Corp.	1,603	27,443
Corporate Executive Board Co.	3,430	250,733
CRA International, Inc.*	717	13,523
Exponent, Inc.	1,237	89,336
Franklin Covey Co.*	350	6,688
FTI Consulting, Inc.*	2,450	90,821
GP Strategies Corp.*	1,510	41,902
Heidrick & Struggles International, Inc.	1,080	18,014
Huron Consulting Group, Inc.*	1,602	106,116
ICF International, Inc.*	1,047	35,242
Insperity, Inc.	2,241	73,998
Kelly Services, Inc.	917	21,990
Kforce, Inc.	2,533	45,923
Korn/Ferry International*	2,724	63,905
Mistras Group, Inc.*	2,080	48,589
Navigant Consulting, Inc.*	3,602	63,287
Odyssey Marine Exploration, Inc.#,*	11,090	21,515
On Assignment, Inc.*	4,445	131,928
Pendrell Corp.*	2,700	3,942
Resources Connection, Inc.	2,635	35,520
RPX Corp.*	2,140	34,711

Description	Number of Shares	Value
TrueBlue, Inc.*	3,941	$96,673
VSE Corp.	336	14,821
WageWorks, Inc.*	2,730	169,779

		$1,864,743
ROAD & RAIL – 0.6%
Arkansas Best Corp.	1,246	42,725
Celadon Group, Inc.	1,638	34,038
Heartland Express, Inc.	5,298	111,576
Knight Transportation, Inc.	5,177	110,529
Marten Transport Ltd.	1,078	20,557
Patriot Transportation Holding, Inc.*	250	9,120
Quality Distribution, Inc.*	1,100	15,125
Roadrunner Transportation Systems, Inc.*	1,620	42,525
Saia, Inc.*	1,903	64,055
Swift Transportation Co.#,*	7,670	167,206
Universal Truckload Services, Inc.*	380	11,024
Werner Enterprises, Inc.	2,961	77,164
YRC Worldwide, Inc.#,*	570	12,529

		$718,173
TRADING COMPANIES & DISTRIBUTORS – 1.0%
Aceto Corp.	1,663	35,455
Aircastle Ltd.	4,585	86,611
Applied Industrial Technologies, Inc.	3,940	199,128
Beacon Roofing Supply, Inc.*	5,444	205,729
CAI International, Inc.*	940	19,449
DXP Enterprises, Inc.*	880	84,515
H&E Equipment Services, Inc.	2,995	90,689
Houston Wire & Cable Co.	1,199	15,863
Kaman Corp.	2,622	101,629
Rush Enterprises, Inc.*	2,190	60,532
TAL International Group, Inc.#	2,939	126,465
Textainer Group Holdings Ltd.#	1,344	48,774
Titan Machinery, Inc.#,*	1,470	23,961
Watsco, Inc.	2,383	225,479

		$1,324,279
TRANSPORTATION INFRASTRUCTURE – 0.0%**
Wesco Aircraft Holdings, Inc.*	2,010	44,924

TOTAL INDUSTRIALS		$19,486,499
INFORMATION TECHNOLOGY – 19.5%
COMMUNICATIONS EQUIPMENT – 2.0%
ADTRAN, Inc.	5,741	145,764
Alliance Fiber Optic Products, Inc.#	850	13,387
Anaren, Inc.*	521	14,562
ARRIS Group, Inc.*	11,501	297,876
Aruba Networks, Inc.*	11,705	230,706

January 31, 2014 (unaudited)

46     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Aviat Networks, Inc.*	3,568	$6,779
Bel Fuse, Inc.	1,217	23,330
Black Box Corp.	1,078	29,548
CalAmp Corp.*	3,390	99,937
Calix, Inc.*	2,114	16,764
Ciena Corp.*	9,080	211,836
Comtech Telecommunications Corp.	1,219	37,082
CyrusOne, Inc.	1,240	26,796
Digi International, Inc.*	812	8,364
Emulex Corp.*	3,130	23,037
Extreme Networks*	5,086	37,230
Finisar Corp.*	5,020	119,024
Harmonic, Inc.*	4,982	32,682
Infinera Corp.*	9,956	86,816
InterDigital, Inc.	4,398	126,442
Ixia*	5,305	67,851
KVH Industries, Inc.*	690	9,094
Loral Space & Communications, Inc.	1,261	93,755
NETGEAR, Inc.*	2,427	77,446
Numerex Corp.*	770	10,280
Oplink Communications, Inc.*	811	13,730
Parkervision, Inc.#,*	11,130	51,087
PC-Tel, Inc.	1,620	13,300
Plantronics, Inc.	3,736	160,386
Procera Networks, Inc.#,*	1,760	20,346
Ruckus Wireless, Inc.*	5,020	67,419
ShoreTel, Inc.*	2,830	21,791
Sonus Networks, Inc.*	13,800	41,400
Tessco Technologies, Inc.	620	20,640
Ubiquiti Networks, Inc.#	1,530	63,036
ViaSat, Inc.*	3,892	231,613
Westell Technologies, Inc.*	3,290	12,338

		$2,563,474
COMPUTERS & PERIPHERALS – 0.6%
Avid Technology, Inc.*	1,087	7,544
Cray, Inc.*	3,330	98,202
Datalink Corp.*	1,130	16,419
Electronics For Imaging, Inc.*	4,068	172,361
Fusion-io, Inc.*	6,980	76,780
Hutchinson Technology, Inc.*	3,460	13,148
Imation Corp.*	2,508	12,063
Immersion Corp.*	2,027	23,716
QLogic Corp.*	3,860	44,660
Quantum Corp.*	7,940	9,925
Silicon Graphics International Corp.*	2,110	27,451

Description	Number of Shares	Value
Super Micro Computer, Inc.*	1,488	$30,593
Synaptics, Inc.#,*	3,453	201,517

		$734,379
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.6%
Aeroflex Holding Corp.*	760	5,236
Agilysys, Inc.*	1,540	20,174
Anixter International, Inc.*	2,405	210,967
Audience, Inc.*	1,230	13,997
Badger Meter, Inc.	1,378	70,195
Benchmark Electronics, Inc.*	2,670	60,689
Checkpoint Systems, Inc.*	1,693	22,585
Cognex Corp.	9,180	362,151
Coherent, Inc.	2,584	172,715
Control4 Corp.#,*	400	9,168
CTS Corp.	2,338	43,697
Daktronics, Inc.	3,008	43,947
DTS, Inc.*	1,787	37,045
Electro Rent Corp.	824	13,860
Electro Scientific Industries, Inc.	1,343	14,558
Fabrinet*	1,030	19,024
FARO Technologies, Inc.*	1,693	87,562
FEI Co.	4,162	390,063
GSI Group, Inc.*	2,140	23,091
Insight Enterprises, Inc.*	2,730	57,603
InvenSense, Inc.#,*	5,360	105,538
Itron, Inc.*	2,070	83,587
Kemet Corp.*	3,580	19,762
Littelfuse, Inc.	2,225	199,137
Maxwell Technologies, Inc.*	1,618	13,203
Measurement Specialties, Inc.*	1,581	87,224
Mercury Systems, Inc.*	2,865	30,656
Mesa Laboratories, Inc.	210	16,857
Methode Electronics, Inc.	3,227	108,621
MTS Systems Corp.	1,550	109,012
Multi-Fineline Electronix, Inc.*	653	9,011
Neonode, Inc.#,*	2,160	12,290
Newport Corp.*	2,832	51,372
OSI Systems, Inc.*	1,579	91,471
Park Electrochemical Corp.	1,152	34,756
PC Connection, Inc.	319	6,527
Plexus Corp.*	1,798	70,302
Radisys Corp.*	2,062	5,835
RealD, Inc.#,*	4,730	42,334
Richardson Electronics Ltd.	1,100	12,683
Rofin-Sinar Technologies, Inc.*	1,723	39,801
Rogers Corp.*	992	60,214
Sanmina Corp.*	5,090	85,105

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
ScanSource, Inc.*	1,541	$57,849
Speed Commerce, Inc.*	5,240	20,960
SYNNEX Corp.*	1,802	101,182
TTM Technologies, Inc.*	2,379	19,056
Uni-Pixel, Inc.#,*	960	9,168
Universal Display Corp.#,*	3,477	112,933
Viasystems Group, Inc.*	20	261
Vishay Precision Group, Inc.*	480	6,835
Zygo Corp.*	1,700	23,851

		$3,325,720
INTERNET SOFTWARE & SERVICES – 3.3%
Angie’s List, Inc.#,*	3,720	66,737
Bankrate, Inc.*	2,130	35,337
Bazaarvoice, Inc.#,*	3,220	23,345
Blucora, Inc.*	3,174	81,286
Brightcove, Inc.*	3,470	37,268
Carbonite, Inc.*	1,390	14,053
ChannelAdvisor Corp.*	590	25,588
comScore, Inc.*	3,345	91,686
Constant Contact, Inc.*	3,373	91,105
Cornerstone OnDemand, Inc.*	4,200	239,610
CoStar Group, Inc.*	2,752	473,454
Cvent, Inc.*	580	22,162
DealerTrack Holdings, Inc.*	4,408	205,633
Demand Media, Inc.*	1,480	8,540
Demandware, Inc.*	1,630	103,798
Dice Holdings, Inc.*	5,110	35,770
Digital River, Inc.*	2,061	36,232
E2open, Inc.#,*	1,590	38,080
EarthLink Holdings Corp.	4,880	21,179
eGain Corp.*	1,140	10,921
Endurance International Group Holdings, Inc.*	1,940	22,271
Envestnet, Inc.*	2,080	88,920
Global Eagle Entertainment, Inc.*	2,000	32,020
Gogo, Inc.#,*	1,180	24,060
Internap Network Services Corp.*	905	7,376
IntraLinks Holdings, Inc.*	1,670	17,669
j2 Global, Inc.	4,185	189,790
Limelight Networks, Inc.*	4,342	8,293
Liquidity Services, Inc.#,*	2,560	60,851
LivePerson, Inc.*	6,830	94,459
LogMeIn, Inc.*	2,380	80,825
Marchex, Inc.	35	328
Marketo, Inc.*	630	25,792
Millennial Media, Inc.#,*	3,360	26,678
Monster Worldwide, Inc.*	6,150	37,638

Description	Number of Shares	Value
Move, Inc.*	3,820	$54,015
NIC, Inc.	6,093	132,462
OpenTable, Inc.*	2,400	180,672
Perficient, Inc.*	2,246	46,110
QuinStreet, Inc.*	1,450	11,992
RealNetworks, Inc.*	719	5,234
Reis, Inc.*	1,290	22,962
Responsys, Inc.*	3,560	96,156
SciQuest, Inc.*	2,220	58,697
Spark Networks, Inc.*	3,390	19,425
SPS Commerce, Inc.*	1,390	89,822
Stamps.com, Inc.*	1,400	55,244
support.com, Inc.*	7,661	20,685
TechTarget, Inc.*	1,335	8,985
Textura Corp.#,*	470	14,777
Travelzoo, Inc.*	900	20,052
Tremor Video, Inc.*	2,240	9,946
Trulia, Inc.#,*	2,488	85,911
United Online, Inc.	619	7,496
Unwired Planet, Inc.*	6,333	10,576
ValueClick, Inc.*	7,069	151,984
VistaPrint NV*	3,400	166,192
Vocus, Inc.*	994	12,147
Web.com Group, Inc.*	3,750	126,750
WebMD Health Corp.*	3,260	156,154
XO Group, Inc.*	2,034	24,672
Xoom Corp.*	830	22,734
Yelp, Inc.*	2,730	207,344
Zix Corp.*	9,150	41,084

		$4,239,034
IT SERVICES – 2.4%
Acxiom Corp.*	5,441	195,658
Blackhawk Network Holdings, Inc.*	2,040	53,672
CACI International, Inc.*	1,473	109,031
Cardtronics, Inc.*	4,370	168,332
Cass Information Systems, Inc.	1,018	55,094
CIBER, Inc.*	3,842	14,907
Computer Task Group, Inc.	1,430	23,109
Convergys Corp.	5,840	118,961
CSG Systems International, Inc.*	3,000	89,880
EPAM Systems, Inc.*	2,140	87,526
Euronet Worldwide, Inc.*	5,166	221,415
EVERTEC, Inc.*	2,190	52,845
ExlService Holdings, Inc.*	3,245	81,612
Forrester Research, Inc.	1,335	50,116
Global Cash Access Holdings, Inc.*	2,961	25,109

January 31, 2014 (unaudited)

48     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Hackett Group, Inc.	1,523	$8,986
Heartland Payment Systems, Inc.	3,939	169,810
Higher One Holdings, Inc.*	3,830	29,721
iGATE Corp.*	4,018	135,607
Lionbridge Technologies, Inc.*	7,710	42,405
Luxoft Holding, Inc.	810	30,286
ManTech International Corp.	1,571	45,716
MAXIMUS, Inc.	6,828	289,302
ModusLink Global Solutions, Inc.*	1,459	7,514
MoneyGram International, Inc.*	1,507	27,880
Planet Payment, Inc.*	8,550	30,182
PRGX Global, Inc.*	1,750	11,655
Sapient Corp.*	11,770	188,673
ServiceSource International, Inc.*	6,220	49,636
Syntel, Inc.	1,505	126,796
TeleTech Holdings, Inc.*	1,218	26,577
Unisys Corp.*	2,851	97,704
Virtusa Corp.*	2,659	91,151
WEX, Inc.*	4,066	334,876

		$3,091,744
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.4%
Advanced Energy Industries, Inc.*	3,282	89,599
Alpha & Omega Semiconductor Ltd.*	1,770	12,850
Ambarella, Inc.#,*	2,080	66,622
Amkor Technology, Inc.*	6,054	32,086
ANADIGICS, Inc.*	4,640	9,141
Applied Micro Circuits Corp.*	7,114	71,851
ATMI, Inc.*	1,562	43,236
Axcelis Technologies, Inc.*	11,400	27,588
Brooks Automation, Inc.	4,644	47,137
Cabot Microelectronics Corp.*	2,191	88,341
Cavium, Inc.*	5,344	198,636
Ceva, Inc.*	1,832	31,858
Cirrus Logic, Inc.*	4,300	75,293
Cohu, Inc.	2,163	22,409
Cypress Semiconductor Corp.	16,530	165,961
Diodes, Inc.*	3,335	76,405
DSP Group, Inc.*	1,625	14,560
Entegris, Inc.*	8,590	90,367
Entropic Communications, Inc.*	3,240	13,511
Exar Corp.*	3,780	41,618
FormFactor, Inc.*	2,571	16,557
GSI Technology, Inc.*	440	2,930
GT Advanced Technologies, Inc.#,*	12,324	126,567
Hittite Microwave Corp.*	3,198	183,405
Inphi Corp.*	1,560	17,909

Description	Number of Shares	Value
Integrated Device Technology, Inc.*	7,680	$74,112
Integrated Silicon Solution, Inc.*	2,410	28,366
Intermolecular, Inc.*	140	564
International Rectifier Corp.*	4,660	121,207
Intersil Corp.	6,780	76,885
IXYS Corp.	1,532	19,441
Kopin Corp.*	3,008	11,551
Lattice Semiconductor Corp.*	8,270	47,801
LTX-Credence Corp.*	1,643	14,048
M/A-COM Technology Solutions Holdings, Inc.*	1,040	17,680
MaxLinear, Inc.*	1,840	18,878
Micrel, Inc.	5,246	52,355
Microsemi Corp.*	8,632	202,334
MKS Instruments, Inc.	2,859	86,142
Monolithic Power Systems, Inc.	3,487	113,990
MoSys, Inc.*	5,350	26,857
Nanometrics, Inc.*	1,090	18,465
NeoPhotonics Corp.*	460	3,376
NVE Corp.*	299	17,210
OmniVision Technologies, Inc.*	3,381	52,034
PDF Solutions, Inc.*	2,690	63,753
Peregrine Semiconductor Corp.#,*	1,490	9,789
Pericom Semiconductor Corp.*	513	4,248
Photronics, Inc.*	2,660	22,078
PLX Technology, Inc.*	2,973	17,987
PMC - Sierra, Inc.*	14,990	98,185
Power Integrations, Inc.	3,124	185,035
Rambus, Inc.*	10,630	94,713
RF Micro Devices, Inc.*	26,650	142,045
Rubicon Technology, Inc.#,*	702	7,701
Rudolph Technologies, Inc.*	2,417	26,563
Semtech Corp.*	6,400	145,984
Sigma Designs, Inc.*	1,225	5,745
Silicon Image, Inc.*	6,775	37,872
Spansion, Inc.*	3,340	50,100
SunEdison, Inc.*	26,690	371,258
SunPower Corp.#,*	3,570	115,525
Supertex, Inc.	670	17,889
Tessera Technologies, Inc.	2,536	50,340
TriQuint Semiconductor, Inc.*	12,085	100,306
Ultra Clean Holdings*	470	5,372
Ultratech, Inc.*	2,761	69,853
Veeco Instruments, Inc.*	2,580	98,066

		$4,310,140
SOFTWARE – 5.2%
Accelrys, Inc.*	4,739	59,617

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     49

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
ACI Worldwide, Inc.*	4,184	$253,592
Actuate Corp.*	2,873	21,835
Advent Software, Inc.	3,104	101,997
American Software, Inc.	3,494	35,220
Aspen Technology, Inc.*	9,370	426,991
AVG Technologies NV*	2,660	44,129
Blackbaud, Inc.	4,222	145,490
Bottomline Technologies, Inc.*	3,807	131,798
BroadSoft, Inc.*	2,620	80,198
Callidus Software, Inc.*	3,920	57,506
CommVault Systems, Inc.*	4,471	308,812
Comverse, Inc.*	1,563	56,331
Cyan, Inc.#,*	460	1,743
Digimarc Corp.	1,130	41,335
Ebix, Inc.#	3,358	45,602
Ellie Mae, Inc.*	2,680	69,948
EPIQ Systems, Inc.	1,991	28,591
ePlus, Inc.	210	11,327
Fair Isaac Corp.	3,754	204,067
Fleetmatics Group PLC*	1,870	74,819
Gigamon, Inc.*	850	25,891
Glu Mobile, Inc.#,*	7,070	27,926
Guidance Software, Inc.*	680	7,337
Guidewire Software, Inc.*	4,710	222,359
Imperva, Inc.*	2,060	113,300
Infoblox, Inc.*	5,370	188,380
Interactive Intelligence Group, Inc.*	1,423	108,063
Jive Software, Inc.*	2,230	20,627
Manhattan Associates, Inc.*	8,500	286,620
Mentor Graphics Corp.	5,768	119,974
MicroStrategy, Inc.*	929	116,775
Mitek Systems, Inc.#,*	3,400	20,366
Model N, Inc.#,*	850	8,415
Monotype Imaging Holdings, Inc.	3,558	103,787
Netscout Systems, Inc.*	3,391	119,770
Pegasystems, Inc.	1,819	82,655
Progress Software Corp.*	3,834	92,668
Proofpoint, Inc.*	1,440	58,291
PROS Holdings, Inc.*	2,166	82,330
PTC, Inc.*	12,117	432,335
QAD, Inc.	607	11,041
QLIK Technologies, Inc.*	9,030	243,991
Qualys, Inc.*	2,060	59,699
Rally Software Development Corp.*	630	13,419
RealPage, Inc.*	4,350	97,788
Rosetta Stone, Inc.*	750	8,310
Seachange International, Inc.*	1,480	17,701
Silver Spring Networks, Inc.#,*	1,360	23,188

Description	Number of Shares	Value
SS&C Technologies Holdings, Inc.*	5,960	$231,367
Synchronoss Technologies, Inc.*	2,559	68,223
Take-Two Interactive Software, Inc.*	7,851	150,582
Tangoe, Inc.*	3,620	65,993
TeleCommunication Systems, Inc.*	7,060	16,026
Telenav, Inc.*	770	5,005
TiVo, Inc.*	9,360	115,970
Tyler Technologies, Inc.*	3,199	337,335
Ultimate Software Group, Inc.*	2,617	427,173
VASCO Data Security International, Inc.*	1,185	8,852
Verint Systems, Inc.*	5,507	250,238
VirnetX Holding Corp.#,*	3,970	71,301
Vringo, Inc.*	5,130	22,008

		$6,684,027

TOTAL INFORMATION TECHNOLOGY		$24,948,518
MATERIALS – 4.8%
CHEMICALS – 2.3%
A Schulman, Inc.	1,898	64,475
American Vanguard Corp.	2,894	67,257
Arabian American Development Co.*	1,710	19,494
Axiall Corp.	3,830	152,817
Balchem Corp.	2,850	155,382
Calgon Carbon Corp.*	5,111	103,804
Chase Corp.	760	24,031
Chemtura Corp.*	9,970	250,048
Ferro Corp.*	6,902	86,827
Flotek Industries, Inc.*	4,290	92,278
FutureFuel Corp.	620	10,143
GSE Holding, Inc.*	1,800	1,332
H.B. Fuller Co.	5,409	251,951
Hawkins, Inc.	940	33,097
Innophos Holdings, Inc.	2,085	97,307
Innospec, Inc.	2,110	90,392
Intrepid Potash, Inc.	3,850	56,595
KMG Chemicals, Inc.	770	12,058
Koppers Holdings, Inc.	2,244	88,638
Kraton Performance Polymers, Inc.*	2,140	53,521
Landec Corp.*	2,617	28,133
LSB Industries, Inc.*	1,331	44,069
Marrone Bio Innovations, Inc.#,*	1,060	16,843
Minerals Technologies, Inc.	1,730	89,406
Olin Corp.#	6,635	170,586
OM Group, Inc.*	1,506	48,704
OMNOVA Solutions, Inc.*	4,500	40,680
Penford Corp.*	1,200	14,856
PolyOne Corp.	9,912	352,471

January 31, 2014 (unaudited)

50     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Quaker Chemical Corp.	842	$58,191
Sensient Technologies Corp.	2,622	128,268
Stepan Co.	1,568	99,396
Taminco Corp.*	800	16,088
Tredegar Corp.	1,810	44,870
Zep, Inc.	1,904	30,540
Zoltek Cos., Inc.*	1,847	30,845

		$2,925,393
CONSTRUCTION MATERIALS – 0.2%
Headwaters, Inc.*	7,855	87,348
Texas Industries, Inc.*	1,820	136,900
United States Lime & Minerals, Inc.*	246	13,419
US Concrete, Inc.*	1,020	23,113

		$260,780
CONTAINERS & PACKAGING – 0.3%
AEP Industries, Inc.*	517	22,769
Berry Plastics Group, Inc.*	4,940	110,162
Graphic Packaging Holding Co.*	22,060	209,570
Myers Industries, Inc.	1,732	33,168
UFP Technologies, Inc.*	580	14,860

		$390,529
METALS & MINING – 1.1%
AK Steel Holding Corp.*	9,180	64,903
Allied Nevada Gold Corp.#,*	4,290	21,064
AM Castle & Co.#,*	70	960
AMCOL International Corp.	1,660	56,556
Century Aluminum Co.*	2,020	23,573
Coeur Mining, Inc.*	8,770	89,015
Commercial Metals Co.	6,720	128,083
General Moly, Inc.#,*	2,460	3,173
Globe Specialty Metals, Inc.	3,750	65,550
Gold Reserve, Inc.#,*	2,870	10,418
Gold Resource Corp.#	4,370	20,146
Handy & Harman Ltd.*	730	14,250
Haynes International, Inc.	574	29,354
Hecla Mining Co.	24,228	73,411
Horsehead Holding Corp.*	2,628	40,261
Kaiser Aluminum Corp.	1,001	69,880
Materion Corp.	2,062	54,787
Midway Gold Corp.*	9,790	10,182
Molycorp, Inc.#,*	10,280	49,858
Noranda Aluminum Holding Corp.	870	2,836
Olympic Steel, Inc.	625	17,306
Paramount Gold & Silver Corp.#,*	18,720	22,277
RTI International Metals, Inc.*	1,582	49,232
Schnitzer Steel Industries, Inc.	1,420	37,516
Stillwater Mining Co.*	5,344	67,014

Description	Number of Shares	Value
SunCoke Energy, Inc.*	2,830	$62,769
Universal Stainless & Alloy Products, Inc.*	746	23,678
US Silica Holdings, Inc.	2,370	70,199
Walter Energy, Inc.#	5,080	57,709
Worthington Industries, Inc.	5,609	227,389

		$1,463,349
PAPER & FOREST PRODUCTS – 0.9%
Boise Cascade Co.*	880	26,831
Clearwater Paper Corp.*	1,874	106,724
Deltic Timber Corp.	1,185	76,207
KapStone Paper & Packaging Corp.	8,420	235,507
Louisiana-Pacific Corp.*	12,586	220,633
Neenah Paper, Inc.	901	39,139
PH Glatfelter Co.	4,743	146,986
Resolute Forest Products, Inc.*	3,440	66,392
Schweitzer-Mauduit International, Inc.	2,378	109,697
Wausau Paper Corp.	5,170	70,622

		$1,098,738

TOTAL MATERIALS		$6,138,789
TELECOMMUNICATION SERVICES – 0.8%
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
8x8, Inc.*	7,210	73,109
Atlantic Tele-Network, Inc.	700	40,775
Cbeyond, Inc.*	2,039	14,803
Cincinnati Bell, Inc.*	12,380	42,835
Cogent Communications Group, Inc.	5,033	208,215
Consolidated Communications Holdings, Inc.	4,772	93,436
Fairpoint Communications, Inc.*	1,780	22,802
General Communication, Inc.*	1,642	15,977
Hawaiian Telcom Holdco, Inc.*	550	14,927
HickoryTech Corp.	2,470	35,346
IDT Corp.	1,300	22,100
inContact, Inc.*	4,410	38,720
Inteliquent, Inc.	1,440	16,704
Iridium Communications, Inc.#,*	1,760	11,158
Lumos Networks Corp.	1,737	33,020
magicJack VocalTec Ltd.#,*	2,040	29,621
ORBCOMM, Inc.*	2,560	17,664
Premiere Global Services, Inc.*	2,460	26,814
PTGi Holding, Inc.	1,110	4,077
Straight Path Communications, Inc.*	165	1,360
Towerstream Corp.*	3,390	9,628
Vonage Holdings Corp.*	5,450	25,125

		$798,216
WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Boingo Wireless, Inc.#,*	1,190	7,199

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     51

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value
Leap Wireless International, Inc.*	4,140	$72,657
NII Holdings, Inc.#,*	10,100	30,401
NTELOS Holdings Corp.	1,647	27,027
Shenandoah Telecommunications Co.	2,366	59,387
USA Mobility, Inc.	1,488	21,219

		$217,890

TOTAL TELECOMMUNICATION SERVICES		$1,016,106
UTILITIES – 2.2%
ELECTRIC UTILITIES – 1.0%
ALLETE, Inc.	2,396	119,752
Cleco Corp.	3,505	171,254
El Paso Electric Co.	2,300	83,789
Empire District Electric Co.	1,636	37,546
IDACORP, Inc.	3,092	163,041
MGE Energy, Inc.	1,139	64,855
NRG Yield, Inc., Class A*	1,670	65,030
Otter Tail Corp.	2,330	64,867
PNM Resources, Inc.	4,407	108,633
Portland General Electric Co.	4,647	140,246
UIL Holdings Corp.	2,836	109,668
Unitil Corp.	810	24,656
UNS Energy Corp.	2,375	142,215

		$1,295,552
GAS UTILITIES – 0.6%
Chesapeake Utilities Corp.	570	33,544
Delta Natural Gas Co., Inc.	330	6,871
Laclede Group, Inc.	1,718	78,839
New Jersey Resources Corp.	2,447	111,583
Northwest Natural Gas Co.	1,648	68,491
Piedmont Natural Gas Co., Inc.	4,294	141,788
South Jersey Industries, Inc.	2,111	112,601
Southwest Gas Corp.	2,658	142,814
WGL Holdings, Inc.	3,360	126,941

		$823,472
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Atlantic Power Corp.#	3,710	9,831
Dynegy, Inc.*	5,660	115,238
Genie Energy Ltd.	1,200	12,000
Ormat Technologies, Inc.	850	20,953
Pattern Energy Group, Inc.	840	23,428

		$181,450
MULTI-UTILITIES – 0.3%
Avista Corp.	3,668	105,748

Description	Number of Shares	Value
Black Hills Corp.	2,408	$132,031
NorthWestern Corp.	1,909	86,306

		$324,085
WATER UTILITIES – 0.2%
American States Water Co.	2,134	60,606
Artesian Resources Corp.	630	14,181
California Water Service Group	2,380	55,430
Connecticut Water Service, Inc.	363	12,233
Consolidated Water Co. Ltd.	907	11,664
Middlesex Water Co.	991	19,721
Pure Cycle Corp.#,*	3,800	23,636
SJW Corp.	968	27,694
York Water Co.	1,140	23,222

		$248,387

TOTAL UTILITIES		$2,872,946

TOTAL COMMON STOCKS
(COST $105,009,311)		$126,668,906
INVESTMENT COMPANIES – 1.0%
EQUITY FUNDS – 1.0%
Firsthand Technology Value Fund, Inc.*	620	14,855
iShares Russell 2000 Index Fund#	10,900	1,222,544

TOTAL EQUITY FUNDS		$1,237,399

TOTAL INVESTMENT COMPANIES
(COST $1,232,368)		$1,237,399
RIGHTS – 0.0%**
Clinical Data, Inc.††	845	—
Cubist Pharmaceuticals, Inc.*	3,645	3,175

TOTAL RIGHTS
(COST $6,302)		$3,175
WARRANTS – 0.0%**
Magnum Hunter Corp.††	1,281	—
Tejon Ranch Co.	118	478
Vector Group Ltd.††	3,960	—

TOTAL WARRANTS
(COST $702)		$478

TOTAL INVESTMENTS IN SECURITIES – 99.8%
(COST $106,248,683)		$127,909,958

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 10.9%
REPURCHASE AGREEMENTS – 10.9%
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $3,311,102, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $3,377,316.	$3,311,094	3,311,094

January 31, 2014 (unaudited)

52     PORTFOLIO OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Par Value	Value
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $3,311,100, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $3,377,334.	$3,311,094	$3,311,094
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $697,067, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $711,008.	697,066	697,066
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $3,311,102, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $3,377,324.	3,311,094	3,311,094
TD Securities (USA) LLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $3,311,102, collateralized by U.S. Government & Treasury Securities 0.00% to 5.50%, maturing 02/27/14 to 12/01/43, total market value of $3,377,316.	3,311,094	3,311,094

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $13,941,442)		$13,941,442

Description	Par Value	Value
TOTAL INVESTMENTS – 110.7%
(COST $120,190,125)		$141,851,400
COLLATERAL FOR SECURITIES ON LOAN – (10.9%)		(13,941,442)
OTHER ASSETS LESS LIABILITIES – 0.2%		301,897

TOTAL NET ASSETS – 100.0%		$128,211,855

Cost of investments for Federal income tax purposes is $121,433,476. The net unrealized appreciation/(depreciation) of investments was $20,417,924. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $24,422,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,004,177.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     53

Wilmington Small-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$126,668,906	$—	$—	$126,668,906
Investment Companies	1,237,399	—	—	1,237,399
Rights	3,175	—	—	3,175
Warrants	478	—	—	478
Repurchase Agreements	—	13,941,442	—	13,941,442

Total	$127,909,958	$13,941,442	$—	$141,851,400

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - EQUITY FUNDS

^	7-Day net yield.
§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2014, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Large Cap Strategy Fund	$—	0.0%**
Wilmington Small Cap Strategy Fund	7,610	0.0%**

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
S	All or a portion of this security was segregated for extended settlement contracts.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt
LLC – Limited Liability Corporation
LP – Limited Partnership

PLC – Public Company Limited
REIT – Real Estate Investment Trust

January 31, 2014 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 92.2%
ARGENTINA – 0.1%
Adecoagro SA*	5,500	$41,305
Arcos Dorados Holdings, Inc.#	6,100	54,046
Banco Macro SA ADR*	1,600	29,088
BBVA Banco Frances SA ADR*	2,720	15,830
Cresud SACIF y A ADR#	2,226	19,121
Grupo Financiero Galicia SA ADR#	4,320	34,344
MercadoLibre, Inc.#	940	90,701
Petrobras Argentina SA ADR	19,536	92,015
Telecom Argentina SA ADR*	4,350	66,294
Transportadora de Gas del Sur SA ADR	10,400	19,240

TOTAL ARGENTINA		$461,984
AUSTRALIA – 2.4%
AGL Energy Ltd.	4,217	56,096
ALS Ltd.	3,085	21,464
Alumina Ltd. ADR*	35,910	53,086
Amcor Ltd.	12,817	120,132
AMP Ltd.	4,825	18,031
APA Group	5,889	30,871
Arrium Ltd.	266,400	362,533
Asciano Ltd.	34,831	171,311
ASX Ltd.	1,019	31,765
Aurizon Holdings Ltd.	14,150	60,926
Australia & New Zealand Banking Group Ltd.	13,852	365,254
Bank of Queensland Ltd.	7,786	77,679
Bendigo & Adelaide Bank Ltd.	50,517	512,836
BHP Billiton Ltd.	12,699	406,422
BlueScope Steel Ltd.*	20,120	95,083
Boral Ltd.	21,033	87,433
Brambles Ltd.	12,481	98,414
Brickworks Ltd.	1,116	13,849
Challenger Ltd.	51,900	272,522
Coca-Cola Amatil Ltd.	1,210	12,379
Cochlear Ltd.#	324	16,227
Commonwealth Bank of Australia	6,729	437,132
Crown Ltd.	3,732	54,478
CSL Ltd.	3,320	204,141
Downer EDI Ltd.	63,750	275,049
Echo Entertainment Group Ltd.	18,904	39,044
Fairfax Media Ltd.#	52,075	30,534

Description	Number of Shares	Value
Fortescue Metals Group Ltd.	6,140	$28,640
GPT Group	8,152	25,755
GrainCorp Ltd.	3,989	26,531
Harvey Norman Holdings Ltd.#	9,633	25,291
Incitec Pivot Ltd.	36,866	92,274
Insurance Australia Group Ltd.	19,936	95,784
James Hardie Industries PLC	2,466	27,840
Leighton Holdings Ltd.#	17,845	256,901
Lend Lease Group	53,136	489,667
Macquarie Group Ltd.	15,073	713,509
Metcash Ltd.	50,197	132,669
Mineral Resources Ltd.	24,300	239,882
Mirvac Group	19,153	27,992
National Australia Bank Ltd.	25,578	744,289
Newcrest Mining Ltd.	17,105	144,455
Orica Ltd.	19,680	404,740
Origin Energy Ltd.	31,484	385,194
OZ Minerals Ltd.	15,767	48,571
Primary Health Care Ltd.	11,418	49,563
Qantas Airways Ltd.*	37,254	35,863
QBE Insurance Group Ltd.	7,464	75,054
Ramsay Health Care Ltd.	1,156	44,372
Rio Tinto Ltd.	13,261	761,777
Santos Ltd.	32,989	385,130
Sims Metal Management Ltd.	5,437	49,390
Skilled Group Ltd.	87,000	216,994
Suncorp Group Ltd.	32,826	349,903
Tabcorp Holdings Ltd.	22,564	68,127
Tatts Group Ltd.	32,697	85,558
Telstra Corp. Ltd.	10,691	48,091
Toll Holdings Ltd.	11,181	54,699
Transurban Group	8,432	50,991
Treasury Wine Estates Ltd.	10,695	34,069
Wesfarmers Ltd.	28,848	1,060,347
Westpac Banking Corp.	12,489	337,402
Woodside Petroleum Ltd.	7,125	233,081
Woolworths Ltd.	7,507	223,832
WorleyParsons Ltd.	919	13,230

TOTAL AUSTRALIA		$12,012,148
AUSTRIA – 0.5%
Andritz AG	569	31,272

January 31, 2014 (unaudited)

56     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Erste Group Bank AG	40,358	$1,469,914
Immofinanz AG	7,310	34,497
OMV AG	10,903	472,030
Orora Ltd.	12,817	14,358
Raiffeisen International Bank Holding AG#	6,679	256,729
Recall Holdings Ltd.	2,496	9,808
Sydney Airport	15,972	55,073
Telekom Austria AG	6,978	61,051
Voestalpine AG	6,212	278,533

TOTAL AUSTRIA		$2,683,265
BAHRAIN – 0.0%**
Al-Salam Bank	226,000	96,602
Gulf Finance House Ec	226,300	52,124

TOTAL BAHRAIN		$148,726
BELGIUM – 1.1%
Ageas	5,970	256,651
Anheuser-Busch InBev NV	37,217	3,566,347
Belgacom SA	407	11,632
Delhaize Group SA	7,345	472,628
Delhaize Group SA ADR	2,400	153,552
Groupe Bruxelles Lambert SA	603	54,505
KBC Groep NV	6,166	364,704
Mobistar SA	1,115	21,083
Solvay SA	2,050	286,715
Telenet Group Holding NV	726	43,132
UCB SA	2,066	146,259
Umicore SA	1,261	53,964

TOTAL BELGIUM		$5,431,172
BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	57,686
Botswana Insurance Holdings Ltd.	60,900	71,119
First National Bank of Botswana	274,700	124,888
Sechaba Breweries Ltd.	61,203	134,096
Standard Chartered Bank Botswana Ltd.	41,700	53,722

TOTAL BOTSWANA		$441,511
BRAZIL – 0.7%
ALL America Latina Logistica SA	17,200	47,112
Ambev SA	43,575	290,530
Banco do Brasil SA	8,167	70,697
Banco Santander Brasil SA	11,000	51,325
BB Seguridade Participacoes SA	6,000	56,438
BM&FBovespa SA	21,807	86,659
BR Malls Participacoes SA	5,800	36,532
BRF SA	6,756	121,052
CCR SA	13,100	84,357

Description	Number of Shares	Value
Centrais Eletricas Brasileiras SA	9,100	$19,684
CETIP SA - Mercados Organizados	5,500	52,647
Cia de Saneamento Basico do Estado de Sao Paulo	9,000	83,017
Cia Energetica de Minas Gerais	2,768	15,920
Cia Siderurgica Nacional SA	10,200	47,296
Cielo SA	5,968	158,866
Cosan SA Industria e Comercio	1,200	17,871
CPFL Energia SA	4,800	36,021
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	44,380
EDP - Energias do Brasil SA	10,300	41,187
Embraer SA	11,800	89,921
Gafisa SA*	28,700	36,511
Itau Unibanco Holding SA ADR	96,572	1,182,041
LLX Logistica SA*	13,400	5,386
Localiza Rent a Car SA	5,040	63,698
Lojas Renner SA	2,500	57,423
Marfrig Alimentos SA*	14,350	24,737
MRV Engenharia e Participacoes SA	6,800	23,247
Natura Cosmeticos SA	3,600	58,582
Oi SA	9,480	18,070
PDG Realty SA Empreendimentos e
Participacoes	31,200	21,591
Souza Cruz SA	7,600	66,544
Tim Participacoes SA	12,106	63,408
Totvs SA	4,400	57,816
Tractebel Energia SA	4,800	68,621
Ultrapar Participacoes SA	3,000	66,259
Weg SA	3,900	44,281

TOTAL BRAZIL		$3,309,727
BULGARIA – 0.0%**
Central Cooperative Bank AD*	20,482	19,517
Chimimport AD*	10,600	14,852
Doverie Holding AD*	11,040	7,688
Olovno Tzinkov Komplex AD*	900	61
Petrol AD*	37,250	81,907
Sopharma AD Sofia	14,000	38,130

TOTAL BULGARIA		$162,155
CANADA – 5.1%
Agrium, Inc.	2,726	237,686
Alimentation Couche Tard, Inc.	1,400	103,289
Athabasca Oil Corp.*	3,780	27,118
Avigilon Corp.	23,900	688,191
Badger Daylighting Ltd.	35,100	976,655
Bank of Montreal#	3,900	238,325
Bank of Nova Scotia	7,095	389,230

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     57

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Barrick Gold Corp. (2024644)	55,119	$1,062,655
Baytex Energy Corp.#	436	15,917
Blackberry Ltd.#,*	12,417	117,620
Blackberry Ltd. ADR*	8,604	81,308
Bombardier, Inc.#	85,500	308,606
Bonavista Energy Corp.#	1,621	21,366
Brookfield Asset Management, Inc.	2,553	96,962
Brookfield Property Partners LP	146	2,787
CAE, Inc.	1,400	17,736
Cameco Corp.	1,611	34,238
Canadian Imperial Bank of Commerce	7,000	544,099
Canadian National Railway Co.	5,890	315,244
Canadian Natural Resources Ltd. (136385101)	21,257	696,167
Canadian Natural Resources Ltd. (2171573)	5,353	175,526
Canadian Pacific Railway Ltd.	427	64,731
Canadian Tire Corp. Ltd.	6,273	535,465
Canadian Utilities Ltd.	1,396	47,505
Canadian Western Bank	18,200	595,310
Cenovus Energy, Inc.	6,295	164,702
Constellation Software, Inc./Canada	4,000	859,547
Crescent Point Energy Corp.#	2,822	97,601
DeeThree Exploration Ltd.	61,400	509,393
Dorel Industries, Inc.	8,700	316,207
Eldorado Gold Corp.	3,599	22,854
Empire Co. Ltd.	8,000	510,635
Enbridge, Inc.#	5,558	233,349
Enerplus Corp.	1,090	19,730
Ensign Energy Services, Inc.	2,332	34,443
Fairfax Financial Holdings Ltd.	450	173,172
Finning International, Inc.	1,116	27,004
First Quantum Minerals Ltd.	8,534	152,712
Franco-Nevada Corp.	1,300	63,089
Genworth MI Canada, Inc.	1,061	31,732
Gildan Activewear, Inc.	600	31,989
Goldcorp, Inc.	21,782	542,539
Husky Energy, Inc.	7,400	219,857
IAMGOLD Corp. (2446646)	8,028	29,481
IAMGOLD Corp. (450913108)	8,324	30,383
Imperial Oil Ltd.	2,819	115,291
Industrial Alliance Insurance & Financial Services, Inc.	1,794	71,406
Intact Financial Corp.	1,031	62,763
Kinross Gold Corp.	14,013	64,293
Laurentian Bank of Canada	5,700	234,039
Linamar Corp.	28,300	1,087,025
Lundin Mining Corp.*	15,100	66,026
Magna International, Inc.	14,420	1,224,810

Description	Number of Shares	Value
Manulife Financial Corp.	39,787	$734,117
Metro, Inc.	5,700	327,593
Mullen Group Ltd.	26,800	649,697
National Bank of Canada	5,300	397,066
New Gold, Inc.*	3,377	19,375
Onex Corp.	500	25,769
Open Text Corp.	7,500	743,165
Pan American Silver Corp.#	1,189	14,974
Pembina Pipeline Corp.#	1,266	43,456
Pengrowth Energy Corp.#	6,876	44,451
Penn West Petroleum Ltd. (B63FY34)#	9,803	73,287
Potash Corp. of Saskatchewan, Inc. (2696980)	2,536	79,513
Potash Corp. of Saskatchewan, Inc. (73755L107)	37,874	1,186,214
Power Corp. of Canada	1,700	46,173
Power Financial Corp.	3,300	101,689
Precision Drilling Corp. (B5YPLH9)	11,500	102,847
Ritchie Bros. Auctioneers, Inc.	500	11,493
Rogers Communications, Inc.	1,391	58,513
Royal Bank of Canada#	5,300	328,017
Saputo, Inc.	800	37,675
Secure Energy Services, Inc.	43,200	629,139
Shaw Communications, Inc.	3,600	79,418
Sherritt International Corp.	44,900	138,681
Shoppers Drug Mart Corp.	1,200	63,246
Silver Wheaton Corp.	1,891	41,071
SNC-Lavalin Group, Inc.	800	33,192
Stantec, Inc.	14,500	882,433
Sun Life Financial, Inc.	9,736	321,047
Suncor Energy, Inc.	41,896	1,376,408
Talisman Energy, Inc.	26,290	282,988
Teck Resources Ltd. (2879327)	4,400	105,877
Teck Resources Ltd. (878742204)	11,509	276,446
TELUS Corp.	2,362	82,561
Thomson Reuters Corp.	8,775	316,570
Tim Hortons, Inc.	800	41,481
Toronto-Dominion Bank	3,305	285,825
Tourmaline Oil Corp.*	1,041	44,014
TransAlta Corp.	8,900	117,149
TransCanada Corp.	2,048	89,036
Transcontinental, Inc.	18,800	236,825
Valeant Pharmaceuticals International, Inc.*	2,239	303,820
Vermilion Energy, Inc.	982	54,066
West Fraser Timber Co. Ltd.	8,200	421,062
Yamana Gold, Inc.	20,386	190,910

TOTAL CANADA		$25,828,157

January 31, 2014 (unaudited)

58     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
CAYMAN ISLANDS – 0.1%
HC International, Inc.	292,000	$658,935
CHILE – 0.4%
AES Gener SA	51,000	25,240
Aguas Andinas SA	57,100	36,497
Antarchile SA	5,564	66,918
Banco de Chile	842,020	103,558
Banco de Credito e Inversiones	2,004	107,330
Banco Santander Chile ADR	879,810	114,002
CAP SA	2,590	37,837
Cencosud SA	25,800	72,994
Cia Cervecerias Unidas SA ADR	2,500	53,500
Cia General de Electricidad SA	7,900	35,829
Colbun SA	160,447	35,202
Corpbanca SA	6,076,800	66,827
Empresa Nacional de Electricidad SA ADR#	2,800	108,024
Empresas CMPC SA	40,150	84,866
Empresas COPEC SA	14,546	170,054
Enersis SA	404,755	106,957
ENTEL Chile SA	3,669	44,151
Latam Airlines Group SA	5,926	82,181
Parque Arauco SA	28,900	49,379
Quinenco SA	31,602	69,699
SACI Falabella	21,748	170,250
Sociedad Matriz SAAM SA	373,941	29,381
Sonda SA	49,407	96,907
Vina Concha y Toro SA ADR	1,100	39,580

TOTAL CHILE		$1,807,163
CHINA – 2.1%
Agricultural Bank of China Ltd.	132,000	57,637
Anhui Conch Cement Co. Ltd.	15,000	58,155
Baidu, Inc. ADR*	1,500	234,750
Bank of China Ltd.	384,000	162,724
Bank of Communications Co. Ltd.	78,800	51,256
Belle International Holdings Ltd.	55,000	59,365
Biostime International Holdings Ltd.	66,000	568,291
Brilliance China Automotive Holdings Ltd.	28,000	42,917
Byd Co. Ltd.*	6,000	28,594
Chaoda Modern Agriculture Holdings Ltd.*,††	98,140	—
China Agri-Industries Holdings Ltd.	145,000	64,620
China CITIC Bank Corp. Ltd.	42,000	20,286
China Coal Energy Co. Ltd.#	75,000	37,482
China Communications Construction Co. Ltd.	96,000	69,986
China Construction Bank Corp.	452,810	314,362
China COSCO Holdings Co. Ltd.*	135,500	57,071
China Eastern Airlines Corp. Ltd.#,*	74,000	25,068

Description	Number of Shares	Value
China Life Insurance Co. Ltd.	42,000	$114,686
China Longyuan Power Group Corp.	37,000	44,512
China Mengniu Dairy Co. Ltd.	15,000	69,071
China Merchants Bank Co. Ltd.	23,052	40,737
China Merchants Holdings International Co. Ltd.	18,000	61,207
China Minsheng Banking Corp. Ltd.	60,000	59,121
China Mobile Ltd.	54,000	515,044
China Modern Dairy Holdings Ltd.	1,212,000	561,993
China National Building Material Co Ltd.	34,000	32,845
China Oilfield Services Ltd.	16,000	42,866
China Overseas Land & Investment Ltd.	20,320	54,832
China Pacific Insurance Group Co. Ltd.	18,800	68,528
China Petroleum & Chemical Corp.	235,800	187,697
China Railway Construction Corp. Ltd.	29,400	24,576
China Resources Enterprise Ltd.	26,000	77,359
China Resources Land Ltd.	28,000	65,926
China Resources Power Holdings Co. Ltd.	39,600	93,953
China Shenhua Energy Co. Ltd.	32,000	82,640
China Southern Airlines Co. Ltd.	81,000	27,961
China Telecom Corp. Ltd.	202,000	94,186
China Unicom Hong Kong Ltd.	54,652	71,942
China Yurun Food Group Ltd.#,*	106,000	62,395
CNOOC Ltd.	150,000	235,709
COSCO Pacific Ltd.#	38,000	48,603
Ctrip.com International Ltd. ADR*	1,600	63,216
Datang International Power Generation Co. Ltd.	132,000	52,706
Dongfeng Motor Group Co. Ltd.	30,000	44,282
Great Wall Motor Co. Ltd.	10,000	47,142
Guangzhou Automobile Group Co. Ltd.	64,974	64,691
Hengan International Group Co. Ltd.	6,500	70,201
Hilong Holding Ltd.	501,000	383,310
Industrial & Commercial Bank of China	455,000	281,892
Inner Mongolia Yitai Coal Co.	13,200	20,460
Intime Retail Group Co. Ltd.	35,000	35,163
Jiangxi Copper Co. Ltd.	20,000	36,168
Kingboard Chemical Holdings Ltd.	136,200	305,950
Kunlun Energy Co. Ltd.	28,000	46,451
Lenovo Group Ltd.	40,000	51,830
NetEase, Inc. ADR	1,300	97,461
New Oriental Education & Technology Group ADR	2,600	76,284
Parkson Retail Group Ltd.	84,000	25,642
PetroChina Co. Ltd.	852,000	824,148
PICC Property & Casualty Co. Ltd.	20,000	27,049
Ping An Insurance Group Co. of China Ltd.	11,000	89,119

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     59

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Qihoo 360 Technology Co Ltd. ADR*	700	$70,756
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	75,015
Shanghai Electric Group Co. Ltd.	90,000	28,749
Shanghai Industrial Holdings Ltd.	13,000	43,284
Sihuan Pharmaceutical Holdings Group Ltd.	1,239,000	1,321,379
SINA Corp.*	900	58,671
Sinopec Shanghai Petrochemical Co. Ltd.*	81,000	22,953
Sohu.com, Inc.*	700	50,946
TCL Communication Technology Holdings Ltd.	669,000	722,097
Tencent Holdings Ltd.	5,800	406,025
Tingyi Cayman Islands Holding Corp.	14,000	36,245
Want Want China Holdings Ltd.	65,000	87,741
Wumart Stores, Inc.	27,000	34,499
Yangzijiang Shipbuilding Holdings Ltd.	28,000	25,220
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	23,255
Yanzhou Coal Mining Co. Ltd.#	40,000	30,088
Youku Tudou, Inc. ADR*	1,300	37,648
Zijin Mining Group Co. Ltd.	90,000	19,475
ZTE Corp.	11,440	23,665

TOTAL CHINA		$10,351,829
COLOMBIA – 0.2%
Almacenes Exito SA	7,203	94,686
Banco de Bogota SA	2,448	80,632
Bancolombia SA ADR	2,100	92,274
Cementos Argos SA	7,800	32,230
Corp. Financiera Colombiana SA	1,700	29,937
Ecopetrol SA	64,690	112,955
Empresa de Energia de Bogota SA	67,410	44,641
Grupo Argos SA	5,900	52,681
Grupo Aval Acciones y Valores	107,700	61,171
Grupo de Inversiones Suramericana SA	3,700	56,346
Grupo Nutresa SA	8,078	94,567
Grupo Odinsa SA	6,073	24,401
Interconexion Electrica SA ESP	13,178	48,504
Isagen SA ESP*	48,800	71,169

TOTAL COLOMBIA		$896,194
CROATIA – 0.1%
Atlantska Plovidba DD*	262	17,748
Ericsson Nikola Tesla	200	53,005
Hrvatski Telekom DD	5,250	157,273
Koncar-Elektroindustrija DD	720	88,500
Petrokemija DD*	1,500	37,481
Podravka DD*	1,000	48,367
Privredna Banka Zagreb DD	830	64,383

Description	Number of Shares	Value
VIRO Tvornica Secera	370	$39,659
Zagrebacka Banka DD*	3,000	14,072

TOTAL CROATIA		$520,488
CZECH REPUBLIC – 0.2%
CEZ AS	14,700	370,813
Komercni Banka AS	1,400	303,234
New World Resources PLC	17,370	14,676
Pegas Nonwovens SA	1,790	52,606
Philip Morris CR AS	180	96,093
Telefonica Czech Republic AS	9,102	131,920
Unipetrol AS*	15,059	113,149

TOTAL CZECH REPUBLIC		$1,082,491
DENMARK – 1.5%
AP Moeller - Maersk A/S Class A	36	401,489
AP Moeller - Maersk A/S Class B	10	106,916
Carlsberg A/S	3,041	296,273
Coloplast A/S	685	51,396
Danske Bank A/S*	16,125	363,748
DSV A/S	1,213	38,896
GN Store Nord A/S	24,000	569,156
H Lundbeck A/S	1,328	32,910
Novo Nordisk A/S-B	88,605	3,507,428
Novozymes A/S	1,740	75,105
Pandora A/S	22,100	1,265,106
SimCorp. A/S	7,200	263,538
TDC A/S	19,862	186,687
Tryg A/S	98	9,353
Vestas Wind Systems A/S	7,835	257,749
William Demant Holding A/S*	139	12,776

TOTAL DENMARK		$7,438,526
EGYPT – 0.3%
Alexandria Mineral Oils Co.	6,200	56,419
Commercial International Bank Egypt SAE	76,155	367,776
Eastern Tobacco	3,670	67,415
Egyptian Financial Group-Hermes Holding*	45,180	73,465
Egyptian Kuwaiti Holding Co. SAE	49,173	48,681
ElSwedy Electric Co.	14,834	67,504
EZZ Steel*	42,100	102,685
Juhayna Food Industries	63,000	138,097
Orascom Telecom Holding SAE*	324,755	241,643
Orascom Telecom Media & Technology Holding SAE	224,975	37,487
Oriental Weavers	8,100	41,898
Sidi Kerir Petrochemicals Co.	30,650	76,827
Six of October Development	8,300	27,326

January 31, 2014 (unaudited)

60     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Talaat Moustafa Group*	110,187	$113,643

TOTAL EGYPT		$1,460,866
ESTONIA – 0.1%
AS Merko Ehitus	4,300	43,786
AS Tallinna Vesi	5,400	91,038
Nordecon AS*	12,000	16,994
Olympic Entertainment Group AS	42,630	108,666
Tallink Group AS	198,320	240,728
Tallinna Kaubamaja AS	11,600	85,265

TOTAL ESTONIA		$586,477
FINLAND – 0.4%
Cramo OYJ	20,100	399,316
Fortum OYJ	5,610	120,682
Huhtamaki OYJ	18,400	456,867
Kesko OYJ	1,647	60,798
Kone OYJ	3,700	150,705
Neste Oil OYJ	921	16,459
Nokia OYJ*	8,722	60,523
Nokian Renkaat OYJ	1,315	55,512
Stora Enso OYJ	21,130	197,777
UPM-Kymmene OYJ	12,909	198,131
Wartsila OYJ Abp	1,520	82,555

TOTAL FINLAND		$1,799,325
FRANCE – 9.8%
Accor SA	34,046	1,624,813
Air Liquide SA	13,217	1,661,373
Alcatel-Lucent/France	163,900	662,497
Alstom SA	14,045	398,742
ArcelorMittal#	7,792	129,473
ArcelorMittal, NY Reg. Shares#	19,410	319,877
Arkema SA	2,400	256,168
AtoS	272	23,805
AXA SA	222,105	5,841,321
BNP Paribas SA	34,554	2,677,359
Bollore SA	38	20,500
Bouygues SA	6,213	237,895
Bureau Veritas SA	1,528	39,764
Cap Gemini SA	2,308	157,415
Casino Guichard Perrachon SA	1,573	162,402
CGG SA Sponsored ADR#	1,200	17,748
Christian Dior SA	241	44,108
Cie de St-Gobain	52,148	2,740,504
Cie Generale de Geophysique - Veritas*	2,084	31,058
Cie Generale des Etablissements Michelin	1,176	124,222
CNP Assurances	7,090	138,941

Description	Number of Shares	Value
Credit Agricole SA*	47,368	$638,026
Danone SA	32,520	2,149,360
Dassault Systemes SA	446	52,880
Edenred	1,941	54,242
Electricite de France SA	24,507	833,592
Essilor International SA	14,777	1,485,373
Eutelsat Communications SA	577	17,521
GDF Suez	40,166	887,612
Gemalto NV#	596	67,297
Hermes International	4	1,275
Iliad SA	79	18,092
Imerys SA	9,500	774,017
JCDecaux SA	26,075	1,113,230
Kering	249	49,719
Lafarge SA	5,629	404,344
Lagardere SCA	2,100	74,220
Legrand SA	29,827	1,584,377
L’Oreal SA	14,443	2,376,487
LVMH Moet Hennessy Louis Vuitton SA	5,722	1,019,842
Metropole Television SA	132	2,864
Natixis	49,439	291,053
Orange SA	54,358	672,721
Pernod-Ricard SA	21,195	2,276,580
Peugeot SA*	11,715	180,042
Publicis Groupe SA	1,378	122,253
Renault SA	7,238	632,184
Rexel SA	4,686	120,397
Sa des Ciments Vicat	165	11,550
Safran SA	1,839	130,859
Sanofi	18,256	1,792,484
Schneider Electric SA	51,849	4,188,059
SCOR SE	17,300	561,384
SES SA	19,658	631,405
SES SA Depository Receipt	894	28,685
Societe BIC SA	157	18,081
Societe Generale SA	17,289	981,213
Sodexo#	699	68,905
STMicroelectronics NV	16,726	137,314
Suez Environnement Co.	2,225	39,867
Technip SA	714	60,908
Thales SA	17,600	1,147,103
Total SA	32,079	1,831,849
Valeo SA	3,200	357,742
Vallourec SA	1,590	79,441
Veolia Environnement SA	6,814	107,157
Vinci SA	9,172	600,766

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     61

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Vivendi SA	59,243	$1,593,237
Zodiac Aerospace	299	52,707

TOTAL FRANCE		$49,630,301
GERMANY – 7.3%
Adidas AG	6,434	719,285
Allianz SE	30,723	5,129,823
Aurelius AG	11,700	441,048
BASF SE	7,762	832,574
Bayer AG	11,773	1,554,331
Bayerische Motoren Werke AG	12,252	1,335,500
Brenntag AG	209	36,081
Celesio AG	1,825	60,304
Commerzbank AG*	16,913	287,985
Continental AG	451	97,171
Daimler AG	66,295	5,555,207
Deutsche Bank AG	24,573	1,188,119
Deutsche Boerse AG	10,519	809,940
Deutsche Lufthansa AG	3,357	79,980
Deutsche Post AG	3,459	119,755
Deutsche Telekom AG	7,569	122,501
DMG MORI SEIKI AG	8,000	258,844
Duerr AG	6,700	565,043
E.ON AG	42,803	777,606
Fraport AG Frankfurt Airport Services Worldwide	520	38,482
Freenet AG	32,200	983,002
Fresenius Medical Care AG & Co. KGaA	15,431	1,086,382
Fresenius SE & Co. KGaA	14,468	2,256,692
GEA Group AG	1,277	59,910
Hannover Rueck SE	364	28,916
HeidelbergCement AG	3,724	277,498
Henkel AG & Co. KGaA	1,303	126,812
Hochtief AG	458	36,531
Lanxess AG	790	51,942
Linde AG	16,172	3,064,490
Manz AG	2,500	231,270
Merck KGaA	487	75,633
Metro AG	7,100	292,925
Muenchener Rueckversicherungs AG	6,198	1,280,225
Osram Licht AG*	1,048	61,407
ProSiebenSat.1 Media AG	1,194	53,609
Rheinmetall AG	4,100	263,076
RWE AG	14,138	523,227
SAP AG	57,152	4,367,432
Siemens AG	3,113	394,494
Suedzucker AG	389	9,706

Description	Number of Shares	Value
United Internet AG	702	$30,695
Volkswagen AG	2,985	726,070
Wirecard AG	10,700	468,581

TOTAL GERMANY		$36,760,104
GHANA – 0.1%
CAL Bank Ltd.	498,146	209,305
Ghana Commercial Bank Ltd.	92,696	195,518
HFC Bank Ghana Ltd.	160,050	63,213
Produce Buying Co. Ltd.††	288,000	20,571
Standard Chartered Bank Ghana Ltd.	13,200	90,736

TOTAL GHANA		$579,343
GREECE – 0.2%
Alpha Bank AE	75,400	68,134
Dryships, Inc.#	13,900	47,260
Ellaktor SA	8,300	37,613
Folli Follie SA	800	24,115
Frigoglass SA	3,182	18,883
GEK Terna Holding Real Estate Construction SA	7,360	33,055
Hellenic Petroleum SA	3,284	31,846
Hellenic Telecommunications Organization SA	10,000	145,661
Jumbo SA	4,300	73,073
Metka SA	1,500	23,872
Motor Oil Hellas Corinth Refineries SA	4,200	48,375
Mytilineos Holdings SA	3,042	23,837
National Bank of Greece SA*	15,500	68,777
OPAP SA	10,400	133,954
Piraeus Bank SA	39,200	91,464
Public Power Corp. SA	5,900	78,778
Titan Cement Co. SA	3,548	95,226
Viohalco SA	4,300	21,748

TOTAL GREECE		$1,065,671
HONG KONG – 1.8%
AIA Group Ltd.	159,800	735,832
ASM Pacific Technology Ltd.	1,100	10,315
Bank of East Asia Ltd.	13,200	50,071
Cathay Pacific Airways Ltd.	10,000	20,737
Cheung Kong Holdings Ltd.	155,000	2,293,917
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,640
China Gas Holdings Ltd.	698,000	976,362
China South City Holdings Ltd.	722,000	374,773
China Windpower Group Ltd.	4,970,000	480,113
CLP Holdings Ltd.	9,000	67,931
Dah Sing Financial Holdings Ltd.	48,800	234,452
Galaxy Entertainment Group Ltd.*	4,000	39,311
Hang Lung Group Ltd.	10,000	45,854

January 31, 2014 (unaudited)

62     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Hang Lung Properties Ltd.	157,000	$435,785
Henderson Land Development Co. Ltd.	19,927	107,286
HKT Trust / HKT Ltd.	346	332
Hong Kong & China Gas Co. Ltd.	53,625	110,375
Hong Kong Exchanges and Clearing Ltd.	4,200	65,945
Hongkong & Shanghai Hotels	6,000	8,223
Hopewell Holdings Ltd.	10,000	34,712
HSBC Holdings PLC	48,400	504,647
Huabao International Holdings Ltd.	692,000	351,179
Hutchison Whampoa Ltd.	25,400	315,218
Hysan Development Co. Ltd.	8,000	31,634
Johnson Electric Holdings Ltd.	118,000	105,479
Kerry Logistics Network Ltd.	2,500	4,225
Kerry Properties Ltd.	5,000	16,068
Man Wah Holdings Ltd.	300,800	550,164
MTR Corp. Ltd.	5,500	19,446
New World Development Co. Ltd.	106,913	133,575
Orient Overseas International Ltd.	2,500	10,433
Sands China Ltd.	22,000	169,595
Shangri-La Asia Ltd.	8,857	14,716
Sino Land Co. Ltd.	48,000	63,803
Skyworth Digital Hldgs Ltd.	486,000	266,042
Sun Hung Kai Properties Ltd.	21,000	256,421
Swire Pacific Ltd.	1,500	16,191
Wharf Holdings Ltd.	19,000	129,704
Wheelock & Co. Ltd.	29,000	118,035
Wynn Macau Ltd.	20,000	85,396

TOTAL HONG KONG		$9,271,937
HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC	81,250	108,831
MOL Hungarian Oil & Gas PLC	4,913	300,803
OTP Bank PLC	18,150	332,513
Richter Gedeon Nyrt	18,510	374,299

TOTAL HUNGARY		$1,116,446
INDIA – 0.2%
GAIL India Ltd. GDR	1,770	60,410
ICICI Bank Ltd. ADR	3,600	115,812
Infosys Ltd. ADR	6,000	351,480
Reliance Industries Ltd. GDR•,Ω	11,800	310,340
State Bank of India GDR	850	40,851
Tata Motors Ltd. ADR	2,390	66,562
Wipro Ltd. ADR#	7,400	95,756

TOTAL INDIA		$1,041,211
INDONESIA – 0.4%
Adaro Energy Tbk PT	719,000	55,942

Description	Number of Shares	Value
AKR Corporindo Tbk PT	143,500	$51,712
Aneka Tambang Persero Tbk PT	221,500	18,685
Astra International Tbk PT	309,500	162,861
Bank Central Asia Tbk PT	215,500	175,171
Bank Danamon Indonesia Tbk PT	81,122	28,835
Bank Mandiri Persero Tbk PT	206,500	147,138
Bank Negara Indonesia Persero Tbk PT	142,000	50,706
Bank Rakyat Indonesia Persero Tbk PT	231,500	157,841
Bumi Resources Tbk PT*	1,083,000	27,230
Charoen Pokphand Indonesia Tbk PT	200,000	67,731
Gudang Garam Tbk PT	18,000	61,769
Indo Tambangraya Megah Tbk PT	21,000	46,093
Indocement Tunggal Prakarsa Tbk PT	48,000	88,059
Indofood Sukses Makmur Tbk PT	148,000	84,545
Indosat Tbk PT	70,500	24,482
Kalbe Farma Tbk PT	870,000	100,111
Lippo Karawaci Tbk PT	501,000	38,980
Perusahaan Gas Negara Persero Tbk PT	345,500	134,974
Semen Indonesia Persero Tbk PT	100,500	116,880
Surya Semesta Internusa Tbk PT	410,000	22,498
Tambang Batubara Bukit Asam Persero Tbk PT	54,500	41,288
Telekomunikasi Indonesia Persero Tbk PT	1,302,500	242,685
Unilever Indonesia Tbk PT	24,000	56,118
United Tractors Tbk PT	75,500	119,341
XL Axiata Tbk PT	70,000	27,805

TOTAL INDONESIA		$2,149,480
IRELAND – 0.8%
Bank of Ireland*	100,824	40,115
CRH PLC	86,463	2,232,963
CRH PLC ADR	2,171	56,229
Greencore Group PLC	40,900	167,551
Icon PLC*	16,000	672,160
Kerry Group PLC	1,457	98,057
Permanent TSB Group Holdings PLC*	38,000	4,408
Perrigo Co. PLC	274	42,651
Smurfit Kappa Group PLC	31,900	748,614

TOTAL IRELAND		$4,062,748
ISRAEL – 0.2%
Bank Hapoalim BM	49,877	260,323
Bank Leumi Le-Israel BM*	55,972	213,966
Teva Pharmaceutical Industries Ltd.	10,501	468,331
Teva Pharmaceutical Industries Ltd. ADR	700	31,241

TOTAL ISRAEL		$973,861
ITALY – 1.7%
Assicurazioni Generali SpA	4,642	100,484

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     63

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Atlantia SpA	1,615	$36,811
Banca Monte dei Paschi di Siena SpA*	101,271	23,069
Banco Popolare SC*	12,600	21,650
Enel SpA	161,381	737,418
Eni SpA	34,214	777,538
ERG SpA	32,300	444,781
Exor SpA	1,244	48,807
Fiat SpA*	7,913	78,922
Finmeccanica SpA*	5,982	52,603
Intesa Sanpaolo SpA	1,108,888	3,006,089
Luxottica Group SpA	672	35,746
Mediobanca SpA	2,499	22,969
Pirelli & C. SpA	58,677	946,492
Prysmian SpA	1,573	38,484
Saipem SpA	1,916	44,964
Telecom Italia SpA	224,740	297,013
UniCredit SpA*	135,908	1,022,816
Unione di Banche Italiane SCPA	42,922	313,471
Yoox SpA	14,200	537,970

TOTAL ITALY		$8,588,097
JAPAN – 13.4%
ABC-Mart, Inc.	100	4,355
Aeon Co. Ltd.	12,100	152,656
Aeon Mall Co. Ltd.	440	13,049
Ain Pharmaciez, Inc.	5,800	287,247
Aisin Seiki Co. Ltd.	3,100	116,057
Ajinomoto Co., Inc.	6,000	85,387
Alfresa Holdings Corp.	900	51,620
Alpine Electronics, Inc.	63,600	902,613
Amada Co. Ltd.	8,000	65,851
Aoyama Trading Co. Ltd.	400	10,398
Asahi Glass Co. Ltd.	35,000	200,402
Asahi Group Holdings Ltd.	3,100	85,351
Asahi Kasei Corp.	19,000	145,982
Asics Corp.	2,000	34,981
Astellas Pharma, Inc.	10,000	626,211
Autobacs Seven Co. Ltd.	1,200	19,520
Azbil Corp.	800	19,051
Bank of Kyoto Ltd.	4,000	32,338
Bank of Yokohama Ltd.	23,000	117,285
Benesse Holdings, Inc.	400	15,836
Bridgestone Corp.	5,300	193,699
Brother Industries Ltd.	21,600	277,162
Canon Marketing Japan, Inc.	1,600	20,687
Canon, Inc.	4,000	117,686
Casio Computer Co. Ltd.	4,200	46,123

Description	Number of Shares	Value
Central Glass Co. Ltd.	82,000	$260,037
Central Japan Railway Co.	500	55,398
Chiba Bank Ltd.	13,000	83,469
Chiyoda Corp.	2,000	31,144
Chugai Pharmaceutical Co. Ltd.	2,700	61,944
Citizen Holdings Co. Ltd.	10,300	81,961
Coca-Cola West Co. Ltd.	1,400	27,652
COMSYS Holdings Corp.	3,000	44,132
Cosmo Oil Co. Ltd.*	12,000	22,551
Credit Saison Co. Ltd.	1,500	37,394
CyberAgent Inc.	13,300	650,876
Dai Nippon Printing Co. Ltd.	12,000	120,388
Daicel Corp.	4,000	32,456
Daido Steel Co. Ltd.	5,000	25,252
Daihatsu Motor Co. Ltd.	2,000	31,634
Dai-ichi Life Insurance Co. Ltd.	2,600	39,673
Dainippon Sumitomo Pharma Co. Ltd.	1,400	24,199
Daishi Bank Ltd.	6,000	21,728
Daito Trust Construction Co. Ltd.	600	57,199
Daiwa House Industry Co. Ltd.	3,000	57,669
DCM Holdings Co. Ltd.	28,600	193,429
Denso Corp.	14,100	736,811
Dentsu, Inc.	36,600	1,463,355
Doutor Nichires Holdings Co. Ltd.	21,100	364,092
East Japan Railway Co.	9,000	672,292
Ebara Corp.	8,000	51,992
Eizo Nanao Corp.	9,500	241,754
Exedy Corp.	19,400	617,109
F@N Communications, Inc.	24,900	1,023,588
FamilyMart Co. Ltd.	300	13,624
FANUC Corp.	20,900	3,430,488
Fast Retailing Co. Ltd.	500	186,503
Fuji Heavy Industries Ltd.	1,000	27,865
Fuji Media Holdings, Inc.	1,800	34,073
FUJIFILM Holdings Corp.	15,300	453,294
Fujitsu Ltd.	30,000	169,717
Fukuoka Financial Group, Inc.	33,000	139,209
Geo Holdings Corp.	20,000	190,467
Glory Ltd.	1,200	30,032
Gmo Payment Gateway	21,600	1,039,092
Gree, Inc.	900	8,923
Gunma Bank Ltd.	9,000	48,361
H2O Retailing Corp.	2,000	16,502
Hachijuni Bank Ltd.	10,000	55,985
Hakuhodo DY Holdings, Inc.	2,100	17,183
Hamamatsu Photonics KK	300	12,699
Hankyu Hanshin Holdings, Inc.	33,000	168,602
Hino Motors Ltd.	19,000	283,782

January 31, 2014 (unaudited)

64     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Hirose Electric Co. Ltd.	300	$42,605
Hiroshima Bank Ltd.	4,000	16,365
Hisamitsu Pharmaceutical Co., Inc.	300	13,624
Hitachi Capital Corp.	24,900	632,431
Hitachi Chemical Co. Ltd.	2,200	31,955
Hitachi Construction Machinery Co. Ltd.	600	11,728
Hitachi High-Technologies Corp.	900	20,904
Hitachi Ltd.	84,000	651,150
Hitachi Metals Ltd.	38,000	605,501
Hitachi Transport System Ltd.	1,300	20,753
Hokkaido Electric Power Co., Inc.*	7,300	77,237
Hokuhoku Financial Group, Inc.	29,000	55,633
Honda Motor Co. Ltd.	6,400	243,860
House Foods Corp.	1,600	24,117
Hoya Corp.	1,500	41,739
HULIC Co. Ltd.	3,700	47,549
Ibiden Co. Ltd.	6,300	117,281
Idemitsu Kosan Co. Ltd.	1,200	26,791
IHI Corp.	21,000	97,015
Inpex Corp.	18,800	224,489
Isetan Mitsukoshi Holdings Ltd.	8,900	114,462
Isuzu Motors Ltd.	95,000	575,560
Ito En Ltd.	100	2,170
ITOCHU Corp.	61,800	765,167
Iyo Bank Ltd.	6,000	56,788
J Front Retailing Co. Ltd.	7,000	47,343
Japan Airlines Co. Ltd.	600	30,302
Japan Aviation Electronics Industry Ltd.	18,000	278,183
Japan Tobacco, Inc.	103,800	3,248,004
JFE Holdings, Inc.	15,100	319,232
JGC Corp.	2,000	76,617
Joyo Bank Ltd.	9,000	43,163
JTEKT Corp.	2,500	37,756
Juroku Bank Ltd.	3,000	10,541
JX Holdings, Inc.	124,980	607,958
Kajima Corp.	5,000	18,694
Kamigumi Co. Ltd.	4,000	36,175
Kanamoto Co. Ltd.	11,000	287,785
Kaneka Corp.	9,000	56,553
Kansai Electric Power Co., Inc.*	10,600	115,161
Kansai Paint Co. Ltd.	2,000	27,523
Kao Corp.	4,100	131,423
Kawasaki Kisen Kaisha Ltd.	21,000	49,946
KDDI Corp.	20,300	1,133,518
Keikyu Corp.	4,000	31,868
Keio Corp.	5,000	32,397
Keisei Electric Railway Co. Ltd.	1,000	8,965
Keyence Corp.	430	178,911

Description	Number of Shares	Value
Kinden Corp.	3,000	$29,598
Kintetsu Corp.	12,000	41,578
Kobe Steel Ltd.*	23,000	38,720
Komatsu Ltd.	41,300	868,282
Konica Minolta, Inc.	28,000	299,266
K’s Holdings Corp.	1,000	26,857
Kubota Corp.	10,000	156,406
Kuraray Co. Ltd.	3,900	44,355
Kyocera Corp.	11,700	532,456
Kyowa Exeo Corp.	16,100	212,419
Kyowa Hakko Kirin Co. Ltd.	5,000	51,336
Kyushu Electric Power Co., Inc.*	6,900	80,163
Lawson, Inc.	500	36,606
LIXIL Group Corp.	14,300	373,841
M3, Inc.	229	678,012
Makita Corp.	400	21,102
Marubeni Corp.	97,000	686,414
Marui Group Co. Ltd.	5,100	48,569
McDonald’s Holdings Co Japan Ltd.#	300	7,881
Medipal Holdings Corp.	4,550	66,889
Megmilk Snow Brand Co. Ltd.	17,500	218,729
MEIJI Holdings Co. Ltd.	800	50,504
Minebea Co. Ltd.	79,000	603,886
Ministop Co. Ltd.	9,600	154,472
Miraca Holdings, Inc.	3,400	162,230
Mitsubishi Chemical Holdings Corp.	32,500	140,281
Mitsubishi Corp.	72,900	1,357,823
Mitsubishi Electric Corp.	55,000	634,139
Mitsubishi Estate Co. Ltd.	11,000	274,004
Mitsubishi Gas Chemical Co., Inc.	2,000	14,270
Mitsubishi Heavy Industries Ltd.	21,000	137,712
Mitsubishi Logistics Corp.	1,000	14,241
Mitsubishi Materials Corp.	32,000	109,309
Mitsubishi Tanabe Pharma Corp.	3,200	47,294
Mitsubishi UFJ Financial Group, Inc.	487,494	2,972,583
Mitsui & Co. Ltd.	46,092	624,815
Mitsui Chemicals, Inc.	18,000	43,692
Mitsui Fudosan Co. Ltd.	6,000	193,149
Mitsui OSK Lines Ltd.	21,000	87,560
Mizuho Financial Group, Inc.	516,600	1,107,325
MS&AD Insurance Group Holdings	10,900	257,324
Nabtesco Corp.	1,000	22,365
Nagase & Co. Ltd.	3,000	35,705
NEC Corp.	53,000	155,104
Next Co. Ltd.	26,700	266,556
Nikon Corp.	2,800	48,480
Nintendo Co. Ltd.	500	59,460
Nippon Electric Glass Co. Ltd.	15,000	68,415

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     65

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Nippon Express Co. Ltd.	20,000	$95,136
Nippon Meat Packers, Inc.	2,000	34,550
Nippon Paint Co. Ltd.	2,000	33,376
Nippon Paper Industries Co. Ltd.#	7,400	134,933
Nippon Shokubai Co. Ltd.	1,000	10,600
Nippon Steel & Sumitomo Metal Corp.	178,340	549,840
Nippon Telegraph & Telephone Corp.	17,000	925,291
Nippon Yusen KK	41,000	128,815
Nishi-Nippon City Bank Ltd.	44,000	112,401
Nissan Motor Co. Ltd.	35,300	305,770
Nisshin Seifun Group, Inc.	7,150	71,801
Nisshin Steel Holdings Co. Ltd.	10,415	112,132
Nisshinbo Holdings, Inc.	3,000	26,573
Nitto Denko Corp.	900	40,538
NKSJ Holdings, Inc.	8,700	230,847
NOF Corp.	42,000	297,211
NOK Corp.	500	8,197
Nomura Holdings, Inc.	26,900	190,883
North Pacific Bank Ltd.	8,800	34,883
NTN Corp.*	31,000	136,234
NTT Data Corp.	1,700	61,065
NTT DoCoMo, Inc.	62,800	1,022,182
NTT Urban Development Corp.	600	5,955
Obayashi Corp.	15,000	89,703
Odakyu Electric Railway Co. Ltd.	6,000	53,205
Oji Paper Co. Ltd.	39,000	186,278
Onward Holdings Co. Ltd.	2,000	14,564
Oriental Land Co. Ltd.	500	76,319
ORIX Corp.	1,600	24,900
Otsuka Corp.	300	35,852
Otsuka Holdings Co. Ltd.	17,200	529,619
Panasonic Corp.*	5,800	67,213
Paramount Bed Holdings Co. Ltd.	6,000	197,612
Rakuten, Inc.	19,500	321,405
Rengo Co. Ltd.	7,000	37,340
Resona Holdings, Inc.	118,700	634,337
Ricoh Co. Ltd.	16,000	170,853
Rinnai Corp.	200	15,680
Rohm Co. Ltd.	2,400	121,680
San-In Godo Bank Ltd.	2,000	14,016
Sankyo Co. Ltd.	700	33,400
Sankyu, Inc.	44,000	167,094
Santen Pharmaceutical Co. Ltd.	400	16,952
SBI Holdings, Inc.	4,210	59,007
Secom Co. Ltd.	1,400	79,886
Seiko Epson Corp.	26,100	689,988
Sekisui Chemical Co. Ltd.	2,000	23,451
Sekisui House Ltd.	12,000	168,425

Description	Number of Shares	Value
Seven & I Holdings Co. Ltd.	1,600	$64,238
Seven Bank Ltd.	1,000	3,856
Shiga Bank Ltd.	4,000	19,732
Shimamura Co. Ltd.	100	8,907
Shimano, Inc.	300	26,808
Shimizu Corp.	18,000	98,307
Shin-Etsu Chemical Co. Ltd.	2,900	163,577
Shionogi & Co. Ltd.	11,000	228,139
Showa Denko KK	19,000	26,035
SMC Corp.	10,000	2,547,225
Softbank Corp.	6,100	451,544
Sojitz Corp.	30,900	53,834
Sony Corp.	23,300	370,811
Sony Financial Holdings, Inc.	2,500	41,083
Sumco Corp.	8,300	64,584
Sumitomo Chemical Co. Ltd.	30,000	123,911
Sumitomo Corp.	47,100	594,685
Sumitomo Electric Industries Ltd.	17,700	281,863
Sumitomo Forestry Co. Ltd.	800	8,762
Sumitomo Heavy Industries Ltd.	8,000	37,584
Sumitomo Metal Mining Co. Ltd.	38,000	500,245
Sumitomo Mitsui Financial Group, Inc.	22,700	1,071,790
Sumitomo Mitsui Trust Holdings, Inc.	134,000	649,212
Sumitomo Realty & Development Co. Ltd.	3,000	134,834
Sumitomo Rubber Industries Ltd.	2,500	35,113
Suruga Bank Ltd.	1,000	17,109
Suzuken Co. Ltd.	1,700	59,235
Suzuki Motor Corp.	8,400	221,326
Sysmex Corp.	400	22,277
T&D Holdings, Inc.	7,400	91,622
Taisei Corp.	3,000	13,272
Taisho Pharmaceutical Holdings Co. Ltd.	200	14,564
Takashimaya Co. Ltd.	5,000	47,127
Takata Corp.	20,100	605,931
Takeda Pharmaceutical Co. Ltd.	14,000	656,768
TDK Corp.	2,400	110,169
Teijin Ltd.	12,000	27,366
Tobu Railway Co. Ltd.	7,000	32,818
Toho Co. Ltd.	300	6,240
Tokai Rika Co. Ltd.	900	16,816
Tokio Marine Holdings, Inc.	24,000	712,694
Tokyo Broadcasting System Holdings, Inc.	700	8,475
Tokyo Electric Power Co., Inc.*	29,100	133,865
Tokyo Tatemono Co. Ltd.	3,000	28,482
Tokyu Corp.	12,000	75,286
Toppan Printing Co. Ltd.	14,000	103,592
Toray Industries, Inc.	6,000	39,757
Toshiba Corp.	10,000	42,282

January 31, 2014 (unaudited)

66     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Tosoh Corp.	16,000	$69,531
TOTO Ltd.	60,000	964,275
Toyo Ink SC Holdings Co. Ltd.	1,000	4,874
Toyo Seikan Kaisha Ltd.	3,300	59,689
Toyo Tire & Rubber Co. Ltd.	62,000	354,997
Toyota Motor Corp.	60,300	3,495,122
Toyota Tsusho Corp.	3,700	88,254
Tsumura & Co.	300	7,452
Ube Industries Ltd.	15,000	31,125
Unicharm Corp.	800	44,005
UNY Group Holdings Co. Ltd.	6,000	36,292
Ushio, Inc.	2,400	29,104
West Japan Railway Co.	7,300	301,946
Yahoo Japan Corp.	7,700	44,013
Yakult Honsha Co. Ltd.	400	19,771
Yamada Denki Co. Ltd.	28,000	97,015
Yamaguchi Financial Group, Inc.	13,000	119,732
Yamaha Corp.	1,900	28,434
Yamaha Motor Co. Ltd.	3,800	51,140
Yamato Holdings Co. Ltd.	1,100	23,363
Yamato Kogyo Co. Ltd.	700	20,965
Yamazaki Baking Co. Ltd.	3,000	32,563
Yokogawa Electric Corp.	700	11,010
Yokohama Rubber Co. Ltd.	40,100	362,654

TOTAL JAPAN		$67,975,265
JORDAN – 0.1%
Arab Bank PLC	21,060	279,866
Arab Potash Co.	2,100	81,432
Bank of Jordan	8,070	29,694
Capital Bank of Jordan*	23,325	58,758
Jordan Ahli Bank*	19,180	39,359
Jordan Petroleum Refinery Co.	2,575	17,857
Jordan Phosphate Mines	1,700	17,731
Jordan Steel	8,559	15,989
Jordan Telecommunications Co. PSC	4,950	26,620
Jordanian Electric Power Co.	12,017	50,850
Middle East Complex for Engineering Electric and Heavy Industries PLC*,††	60	10

TOTAL JORDAN		$618,166
KAZAKHSTAN – 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR	10,490	103,379
Kazakhmys PLC	36,168	105,893
Kazkommertsbank JSC GDR*	28,000	49,000
KazMunaiGas Exploration Production JSC GDR	9,600	138,912
KCell JSC GDR	8,400	137,760

TOTAL KAZAKHSTAN		$534,944

Description	Number of Shares	Value
KENYA – 0.1%
ARM Cement Ltd.	52,600	$52,296
Bamburi Cement Co. Ltd.	6,600	15,642
Barclays Bank of Kenya Ltd.	135,900	26,630
East African Breweries Ltd.	25,180	75,394
Equity Bank Ltd.	141,500	50,711
Kenya Airways Ltd.	154,800	21,386
Kenya Commercial Bank Ltd.	170,300	85,150
Kenya Power & Lighting Ltd.	58,087	9,939
Nation Media Group Ltd.	16,244	59,342
Safaricom Ltd.	782,500	99,509
Standard Chartered Bank Kenya Ltd.	10,458	35,545

TOTAL KENYA		$531,544
LATVIA – 0.0%**
Latvian Shipping Co.*	36,206	27,346
LEBANON – 0.1%
Solidere GDR#	19,314	253,979
LITHUANIA – 0.1%
Apranga PVA	22,400	88,216
Invalda Privatus Kapitalas AB	7,855	36,020
Lesto AB	19,018	23,213
Lietuvos Energijos Gamyba AB	10,949	7,103
Litgrid AB	8,818	7,409
Panevezio Statybos Trestas	16,900	26,440
Pieno Zvaigzdes	10,687	29,116
Siauliu Bankas	61,853	24,609

TOTAL LITHUANIA		$242,126
MALAYSIA – 0.9%
AirAsia Bhd	27,300	18,437
Alliance Financial Group Bhd	28,800	40,018
AMMB Holdings Bhd	18,600	40,740
Astro Malaysia Holdings Bhd	39,600	34,790
Axiata Group Bhd	51,400	100,757
Batu Kawan Bhd	7,300	42,755
Boustead Holdings Bhd	17,400	27,297
British American Tobacco Malaysia Bhd	1,800	32,703
Bumi Armada Bhd	35,400	42,842
CIMB Group Holdings Bhd	32,500	67,205
Dialog Group Bhd	46,700	45,353
DiGi.Com Bhd	35,500	49,752
Felda Global Ventures Holdings Bhd	27,800	36,219
Gamuda Bhd	47,300	63,180
Genting Bhd	426,100	1,324,202
Genting Malaysia Bhd	44,500	57,977
Hong Leong Bank Bhd	6,400	26,966

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     67

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
IHH Healthcare Bhd*	39,600	$43,665
IJM Corp. Bhd	24,060	42,491
IOI Corp. Bhd	37,780	47,416
IOI Properties Group Bhd	18,889	15,240
KLCC Property Holdings Bhd	11,200	19,411
Kuala Lumpur Kepong Bhd	5,700	39,891
Lafarge Malayan Cement Bhd	16,000	40,639
Magnum Bhd	36,500	33,375
Malayan Banking Bhd	37,590	108,170
Malaysian Resources Corp. Bhd	26,900	12,299
Maxis Bhd	23,100	48,112
MMC Corp. Bhd	24,100	20,164
Muhibbah Engineering M Bhd	32,000	22,949
Petronas Chemicals Group Bhd	53,700	106,710
Petronas Dagangan Bhd	8,200	74,833
Petronas Gas Bhd	6,200	43,316
PPB Group Bhd	8,100	37,275
Public Bank Bhd	12,900	73,549
RHB Capital Bhd	18,000	41,255
Sapurakencana Petroleum Bhd*	79,917	104,837
Sime Darby Bhd	434,446	1,167,091
Ta Ann Holdings Bhd	19,008	23,458
Telekom Malaysia Bhd	22,900	37,705
Tenaga Nasional Bhd	28,525	100,581
UMW Holdings Bhd	15,400	54,486
WCT Holdings Bhd	40,786	25,350
YTL Corp. Bhd	57,476	26,449
YTL Power International Bhd	35,716	19,958

TOTAL MALAYSIA		$4,481,868
MALTA – 0.1%
Unibet Group PLC	8,300	404,143
MARSHALL ISLANDS – 0.0%**
Diana Shipping, Inc.	2,211	26,996
MAURITIUS – 0.1%
CIM Financial Services Ltd.	191,700	51,330
Lux Island Resorts Ltd.*	7,000	9,211
Mauritius Commercial Bank	38,600	264,105
New Mauritius Hotels Ltd.*	18,900	54,711
Rogers & Co. Ltd.	7,100	45,543
State Bank of Mauritius Ltd.	3,060,000	103,678
Sun Resorts Ltd.*	24,969	36,221

TOTAL MAURITIUS		$564,799
MEXICO – 0.8%
Alfa SAB de CV	100,800	283,995
America Movil SAB de CV	651,224	694,366
Arca Continental SAB de CV	10,200	56,064

Description	Number of Shares	Value
Cemex SAB de CV*	294,354	$363,816
Coca-Cola Femsa SAB de CV	8,700	92,425
Compartamos SAB de CV	108,000	195,020
Empresas ICA SAB de CV*	20,800	40,172
Fomento Economico Mexicano SAB de CV	30,400	274,973
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	16,760
Grupo Aeroportuario del Pacifico SAB de CV	14,700	80,139
Grupo Aeroportuario del Sureste SAB de CV	2,300	25,887
Grupo Bimbo SAB de CV	43,000	114,718
Grupo Carso SAB de CV	20,100	105,129
Grupo Elektra SA de CV	1,460	44,410
Grupo Financiero Banorte SAB de CV	59,900	378,104
Grupo Financiero Inbursa SAB de CV	86,100	214,703
Grupo Mexico SAB de CV	66,221	213,309
Grupo Televisa SAB	32,000	185,913
Impulsora del Desarrollo y El Empleo en
America Latina SAB de CV*	28,295	63,872
Industrias CH SAB de CV*	7,500	44,583
Industrias Penoles SAB de CV	3,930	91,433
Kimberly-Clark de Mexico SAB de CV	22,000	56,505
Mexichem SAB de CV	29,605	102,668
Minera Frisco SAB de CV#,*	16,600	26,190
Organizacion Soriana SAB de CV	10,800	30,848
Promotora y Operadora de Infraestructura
SAB de CV*	10,400	125,976
TV Azteca SAB de CV	95,000	60,023
Wal-Mart de Mexico SAB de CV	85,200	203,795

TOTAL MEXICO		$4,185,796
MOROCCO – 0.1%
Attijariwafa Bank	2,400	88,181
Auto Hall	3,700	35,729
Banque Centrale Populaire	2,450	56,402
Banque Marocaine du Commerce et de l’Industrie	100	8,854
BMCE Bank	2,000	48,668
Cie Generale Immobiliere	190	17,098
Douja Promotion Groupe Addoha SA	7,120	48,890
Holcim Maroc SA	240	44,813
Lafarge Ciments	460	73,147
Maroc Telecom SA	10,200	119,226

TOTAL MOROCCO		$541,008
NETHERLANDS – 1.8%
Aegon NV	82,714	723,671
Akzo Nobel NV	4,416	318,104
ASML Holding NV	6,132	520,862

January 31, 2014 (unaudited)

68     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Delta Lloyd NV	3,924	$101,004
European Aeronautic Defence and Space Co. NV	10,768	764,050
Fugro NV	1,474	77,164
Heineken NV	34,905	2,130,690
ING Groep NV*	137,463	1,824,312
Koninklijke Ahold NV	9,680	161,431
Koninklijke Boskalis Westminster NV	1,191	57,185
Koninklijke DSM NV	3,682	243,977
Koninklijke KPN NV*	31,271	116,953
Koninklijke Philips NV	19,298	672,547
PostNL NV	49,500	277,926
Randstad Holding NV	480	30,508
Reed Elsevier NV	1,890	38,975
TNT Express NV	9,904	87,385
Unilever NV#	6,274	234,434
USG People NV	47,300	743,199

TOTAL NETHERLANDS		$9,124,377
NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.	19,377	57,189
Contact Energy Ltd.	8,921	37,222
Fletcher Building Ltd.	87	639
SKYCITY Entertainment Group Ltd.	3,557	11,131

TOTAL NEW ZEALAND		$106,181
NIGERIA – 0.1%
Dangote Cement PLC	25,500	36,761
Ecobank Transitional, Inc.*,††	7,768	—
FBN Holdings PLC	629,542	55,926
Guaranty Trust Bank PLC	576,410	97,450
Lafarge Cement WAPCO Nigeria PLC	36,300	25,441
Nestle Nigeria PLC	7,636	52,813
Nigerian Breweries PLC	70,380	67,715
Oando PLC	308,975	36,395
UAC of Nigeria PLC	84,600	35,372
Unilever Nigeria PLC	79,800	26,492
United Bank for Africa PLC	812,013	40,735
Zenith Bank PLC	535,775	76,746

TOTAL NIGERIA		$551,846
NORWAY – 0.7%
AKER Solutions ASA	954	14,589
DNB ASA	9,287	156,967
DNO International ASA	163,200	529,836
Hexagon Composites ASA	66,400	265,496
Norsk Hydro ASA	22,820	103,459
Orkla ASA	4,345	33,743
Seadrill Ltd.	3,421	122,672

Description	Number of Shares	Value
Statoil ASA	39,052	$924,516
Storebrand ASA*	10,389	61,747
Subsea 7 SA	25,857	444,031
Telenor ASA	7,363	152,715
Veripos, Inc.	270	1,591
Yara International ASA	18,498	763,205

TOTAL NORWAY		$3,574,567
OMAN – 0.1%
Bank Dhofar SAOG	44,454	42,722
Bank Sohar	94,426	55,920
BankMuscat SAOG	53,380	90,954
Dhofar International Development &
Investment Holding Co.	24,900	39,840
Galfar Engineering & Contracting SAOG	77,326	56,639
National Bank of Oman SAOG	49,374	42,834
Oman Cement Co.	32,940	72,554
Oman Flour Mills Co. SAOG	16,000	25,932
Oman Oil Marketing Co.	7,300	41,809
Oman Telecommunications Co. SAOG	31,500	128,455
Renaissance Services SAOG*	11,992	24,794

TOTAL OMAN		$622,453
PANAMA – 0.0%**
Copa Holdings SA Class A	1,530	199,971
PERU – 0.2%
Alicorp SA	57,000	174,655
BBVA Banco Continental SA	14,125	27,519
Cia de Minas Buenaventura SA ADR	5,000	62,000
Cia Minera Milpo SAA	34,893	24,844
Credicorp Ltd.	2,410	317,927
Edegel SAA	37,100	32,329
Ferreycorp SAA	84,705	53,409
Grana y Montero SA	32,600	137,421
Luz del Sur SAA	12,200	38,030
Minsur SA	35,670	20,343
Sociedad Minera Cerro Verde SAA*	1,400	30,940
Sociedad Minera el Brocal SA	4,000	14,155
Southern Copper Corp.#	6,359	177,925
Volcan Cia Minera SAA	120,746	48,760

TOTAL PERU		$1,160,257
PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.	31,200	35,799
Alliance Global Group, Inc.*	57,000	34,084
Ayala Corp.	5,620	64,980
Ayala Land, Inc.	94,700	54,747
Bank of the Philippine Islands	27,653	54,183
BDO Unibank, Inc.	16,262	28,347
Energy Development Corp.	411,750	47,698

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     69

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
International Container Terminal Services, Inc.	16,400	$35,608
JG Summit Holdings, Inc.	37,500	32,602
Jollibee Foods Corp.	27,600	92,568
Manila Electric Co.	6,210	35,462
Metro Pacific Investments Corp.	190,000	18,027
Metropolitan Bank & Trust	12,157	20,387
Philex Mining Corp.	216,150	44,117
Philippine Long Distance Telephone Co.	1,800	107,158
San Miguel Corp.	13,000	16,006
Semirara Mining Corp.	14,190	100,194
SM Investments Corp.	6,262	97,343
SM Prime Holdings, Inc.	200,750	68,748
Top Frontier Investment Holdings, Inc. Npv	1,300	2,065
Universal Robina Corp.	22,900	59,675

TOTAL PHILIPPINES		$1,049,798
POLAND – 0.4%
AmRest Holdings SE*	2,700	75,552
Asseco Poland SA	7,073	103,312
Astarta Holding NV*	2,300	48,306
Bank Pekao SA	2,850	167,410
BRE Bank SA	390	63,103
Budimex SA	730	31,220
Cyfrowy Polsat SA*	6,760	42,250
Eurocash SA	4,940	64,258
Getin Noble Bank SA*	54,005	53,285
Grupa Lotos SA*	2,600	29,135
ING Bank Slaski SA*	2,000	75,825
Jastrzebska Spolka Weglowa SA	1,300	19,055
Kernel Holding SA*	4,220	51,010
KGHM Polska Miedz SA	3,080	106,999
LPP SA	50	139,594
Lubelski Wegiel Bogdanka SA	700	27,760
Netia SA*	39,573	61,142
Orbis SA	1,520	18,899
PGE SA	27,800	145,527
Polski Koncern Naftowy Orlen SA	7,040	86,638
Polskie Gornictwo Naftowe i Gazownictwo SA	37,780	55,495
Powszechna Kasa Oszczednosci Bank Polski SA*	21,090	272,992
Powszechny Zaklad Ubezpieczen SA	1,220	159,661
Synthos SA	11,480	18,466
Tauron Polska Energia SA	47,180	64,064
Telekomunikacja Polska SA	26,910	89,643
TVN SA	6,950	34,221

TOTAL POLAND		$2,104,822

Description	Number of Shares	Value
PORTUGAL – 0.1%
EDP - Energias de Portugal SA	28,687	$107,791
EDP Renovaveis SA*	10,506	60,546
Jeronimo Martins SGPS SA	1,290	22,105
Portugal Telecom SGPS SA	13,660	60,152

TOTAL PORTUGAL		$250,594
QATAR – 0.2%
Al Meera Consumer Goods Co.	1,000	40,285
Barwa Real Estate Co.	4,800	41,191
Doha Bank QSC	3,322	58,384
Gulf International Services QSC	2,900	60,126
Industries Qatar QSC	4,900	241,935
Masraf Al Rayan	14,500	138,169
Ooredoo QSC	3,140	128,478
Qatar Electricity & Water Co.	1,580	78,749
Qatar Gas Transport Co. Nakilat	14,200	81,186
Qatar Islamic Bank	2,200	45,250
Qatar National Bank SAQ	3,750	189,995
Qatar National Cement Co.	1,520	48,836
Qatar Navigation	1,703	41,154

TOTAL QATAR		$1,193,738
ROMANIA – 0.1%
Banca Transilvania*	298,163	148,212
Biofarm Bucuresti	481,487	38,990
BRD-Groupe Societe Generale	68,300	180,198
OMV Petrom SA	1,206,500	168,598
Transelectrica SA	2,450	10,900

TOTAL ROMANIA		$546,898
RUSSIA – 0.9%
CTC Media, Inc.	1,700	19,482
Federal Hydrogenerating Co. JSC ADR#	105,160	164,050
Gazprom Neft OAO ADR	1,400	28,504
Gazprom OAO ADR*	72,510	602,558
Globaltrans Investment PLC GDR	7,280	96,460
LSR Group GDR	17,440	61,214
Lukoil OAO ADR	6,600	375,210
Magnit OJSC GDR	7,200	379,800
Mail.ru Group Ltd. GDR	3,190	118,891
MMC Norilsk Nickel OJSC (B114RK6) ADR	7,210	109,880
Mobile Telesystems OJSC ADR*	22,917	395,318
NovaTek OAO GDR	900	109,890
Novolipetsk Steel OJSC GDR#	2,800	40,432
Pharmstandard OJSC GDR*	3,313	24,963
Rosneft OAO GDR	15,500	106,330
Rostelecom OJSC ADRS	6,015	112,902
Sberbank of Russia ADR	61,274	662,985

January 31, 2014 (unaudited)

70     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Severstal OAO GDR#	5,880	$47,746
Sistema JSFC GDR	5,500	148,445
Tatneft OAO ADR*	4,000	132,400
TMK OAO GDR	4,860	53,703
Uralkali OJSC GDR	5,000	120,750
VimpelCom Ltd. ADR	4,500	43,605
VTB Bank OJSC GDR*	42,550	108,077
X5 Retail Group NV GDR*	3,800	64,220
Yandex NV*	12,392	455,406

TOTAL RUSSIA		$4,583,221
SINGAPORE – 1.1%
CapitaLand Ltd.	58,000	125,381
City Developments Ltd.	3,000	20,560
DBS Group Holdings Ltd.	140,000	1,805,992
Global Logistic Properties Ltd.	17,000	37,415
Golden Agri-Resources Ltd.	633,100	257,852
Jardine Cycle & Carriage Ltd.	1,000	27,413
Keppel Corp. Ltd.	74,900	610,112
Keppel Land Ltd.	9,000	22,275
Noble Group Ltd.	66,000	49,109
Olam International Ltd.	22,000	25,502
Oversea-Chinese Banking Corp.	19,000	138,398
Overseas Union Enterprise Ltd.	8,000	14,913
SembCorp. Industries Ltd.	5,000	20,560
SembCorp. Marine Ltd.	4,000	12,720
Singapore Airlines Ltd.	14,000	105,158
Singapore Exchange Ltd.	11,000	59,017
Singapore Land Ltd.	2,000	12,328
Singapore Press Holdings Ltd.	8,000	25,001
Singapore Technologies Engineering Ltd.	20,000	59,369
Singapore Telecommunications Ltd.	55,000	152,066
United Overseas Bank Ltd.	99,000	1,550,812
UOL Group Ltd.	12,000	55,171
Vard Holdings	155,000	99,550
Venture Corp. Ltd.	5,000	28,980
Wilmar International Ltd.	27,000	65,980
Wing Tai Holdings Ltd.	107,000	144,985

TOTAL SINGAPORE		$5,526,619
SLOVENIA – 0.1%
Hutchison Port Holdings Trust	25,000	16,625
Krka DD Novo Mesto	2,680	215,065
Mercator Poslovni Sistem*	622	59,553
Petrol DD Ljubljana	210	72,223
Telekom Slovenije DD	800	142,963
Zavarovalnica Triglav DD	3,470	105,300

TOTAL SLOVENIA		$611,729

Description	Number of Shares	Value
SOUTH AFRICA – 0.8%
African Bank Investments Ltd.#	36,266	$34,923
African Rainbow Minerals Ltd.	2,100	41,306
Anglo American Platinum Ltd.*	800	31,874
AngloGold Ashanti Ltd.	5,430	79,538
Aspen Pharmacare Holdings Ltd.	3,332	75,204
Aveng Ltd.	21,500	45,181
AVI Ltd.	5,800	26,804
Barclays Africa Group Ltd.#	7,500	87,747
Barloworld Ltd.	7,800	73,237
Bidvest Group Ltd.	7,500	166,800
Discovery Ltd.	7,999	53,991
Exxaro Resources Ltd.#	4,100	55,296
FirstRand Ltd.	45,190	126,564
Foschini Group Ltd.#	4,400	36,708
Gold Fields Ltd.	15,890	56,129
Grindrod Ltd.	17,500	39,846
Harmony Gold Mining Co. Ltd.	8,390	24,593
Impala Platinum Holdings Ltd.	7,674	79,727
Imperial Holdings Ltd.	3,900	64,757
Kumba Iron Ore Ltd.#	1,560	62,987
Liberty Holdings Ltd.	3,300	33,848
Life Healthcare Group Holdings Ltd.	10,800	34,495
Massmart Holdings Ltd.	3,274	35,608
MMI Holdings Ltd.	22,679	48,087
Mr. Price Group Ltd.	2,100	25,934
MTN Group Ltd.	39,160	696,009
Murray & Roberts Holdings Ltd.*	26,380	58,878
Nampak Ltd.	15,000	46,830
Naspers Ltd.	4,471	456,966
Nedbank Group Ltd.	2,600	45,093
Netcare Ltd.	12,300	24,630
Pick n Pay Stores Ltd.#	8,300	33,950
PPC Ltd.	10,921	29,299
Remgro Ltd.	5,090	84,965
Reunert Ltd.	12,650	72,713
RMB Holdings Ltd.	7,800	30,016
RMI Holdings	17,600	38,807
Sanlam Ltd.	19,700	84,551
Sasol Ltd.	7,180	344,593
Shoprite Holdings Ltd.	3,920	50,343
Sibanye Gold Ltd.*	14,690	20,941
Standard Bank Group Ltd.	13,540	142,510
Steinhoff International Holdings Ltd.#,*	27,000	111,290
Tiger Brands Ltd.	2,090	50,033
Truworths International Ltd.	4,900	32,192

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     71

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Vodacom Group Ltd.	10,520	$111,132
Wilson Bayly Holmes-Ovcon Ltd.	4,800	63,597
Woolworths Holdings Ltd.	7,280	39,638

TOTAL SOUTH AFRICA		$4,110,160
SOUTH KOREA – 1.0%
BS Financial Group, Inc.	3,215	47,609
Cheil Industries, Inc.	890	62,779
Coway Co. Ltd.	1,510	97,906
Daewoo Engineering & Construction Co. Ltd.*	4,364	27,806
Doosan Heavy Industries & Construction Co. Ltd.	1,030	35,268
E-Mart Co. Ltd.	421	102,266
GS Holdings	1,300	62,307
Hana Financial Group, Inc.	2,898	110,738
Hyosung Corp.	550	34,788
Hyundai Department Store Co. Ltd.	430	57,850
Hyundai Glovis Co. Ltd.	270	57,514
Hyundai Heavy Industries Co. Ltd.	297	62,294
Hyundai Mobis	363	105,134
Hyundai Motor Co.	990	216,896
Hyundai Steel Co.	690	49,251
KB Financial Group, Inc.	2,873	99,851
KCC Corp.	120	54,599
Kia Motors Corp.	1,355	68,361
Korea Electric Power Corp.*	3,540	116,749
Korea Zinc Co. Ltd.	200	65,025
Korean Air Lines Co. Ltd.*	644	21,269
KT Corp.	2,531	72,831
KT&G Corp.	800	56,580
LG Chem Ltd.	418	101,537
LG Corp.	1,030	55,332
LG Display Co. Ltd.*	2,660	62,999
LG Electronics, Inc.	770	47,552
LG Household & Health Care Ltd.	150	66,987
LG Uplus Corp.*	2,560	26,190
Lotte Chemical Corp.	380	75,088
Lotte Shopping Co. Ltd.	190	67,100
Macquarie Korea Infrastructure Fund	5,769	32,393
NHN Corp.	197	124,235
OCI Co. Ltd.	270	47,928
POSCO	750	209,161
Samsung C&T Corp.	850	46,616
Samsung Card Co. Ltd.	1,000	32,559
Samsung Electro-Mechanics Co. Ltd.	270	16,825
Samsung Electronics Co. Ltd. GDR	983	1,175,540
Samsung Fire & Marine Insurance Co. Ltd.	380	88,046
Samsung Heavy Industries Co. Ltd.	1,680	52,895

Description	Number of Shares	Value
Samsung Life Insurance Co. Ltd.	1,300	$125,707
Samsung Securities Co. Ltd.	1,240	50,337
Shinhan Financial Group Co. Ltd.	4,050	172,731
SK Holdings Co. Ltd.	1,543	259,485
SK Hynix, Inc.*	2,590	91,588
SK Innovation Co. Ltd.	600	71,192
SK Telecom Co. Ltd.	520	105,181
S-Oil Corp.	740	47,427
Woori Finance Holdings Co. Ltd.	2,990	34,499
Woori Investment & Securities Co. Ltd.	6,468	55,232

TOTAL SOUTH KOREA		$5,028,033
SPAIN – 2.3%
Abertis Infraestructuras SA	1,408	31,476
ACS Actividades de Construccion y Servicios SA	7,279	256,034
Amadeus IT Holding SA#	1,985	78,589
Banco Bilbao Vizcaya Argentaria SA	373,482	4,462,945
Banco de Sabadell SA	42,250	124,964
Banco Popular Espanol SA*	32,989	227,179
Banco Santander SA	352,705	3,049,212
Banco Santander SA - Temp Line††	6,116	52,874
CaixaBank	13,512	82,918
Gamesa Corp. Tecnologica SA	75,300	827,696
Grifols SA	850	44,073
Iberdrola SA	105,966	654,132
Iberdrola SA Temp Line††	2,154	13,297
Inditex SA	1,681	250,977
Mapfre SA	23,156	95,660
Red Electrica Corp. SA	1,048	73,372
Repsol SA	31,125	729,587
Telefonica SA	31,553	486,838

TOTAL SPAIN		$11,541,823
SWEDEN – 2.9%
Assa Abloy AB	2,996	149,539
Atlas Copco AB Class A	103,829	2,821,010
Atlas Copco AB Class B	3,785	94,691
Axis Communications AB	6,100	196,834
Boliden AB	30,037	456,877
CDON Group AB*	191	799
Elekta AB	29,969	436,859
Getinge AB	2,202	75,692
Hennes & Mauritz AB	3,398	146,472
Hexagon AB	2,016	64,037
Hexpol AB	3,100	220,976
Holmen AB	1,517	52,447
Intrum Justitia AB	10,200	288,030

January 31, 2014 (unaudited)

72     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Investor AB	68,423	$2,216,223
Kinnevik Investment AB	901	35,372
Meda AB	3,075	37,432
Millicom International Cellular SA	224	21,814
Nordea Bank AB	66,592	891,431
Saab AB	13,800	358,091
Sandvik AB	90,543	1,270,096
Skandinaviska Enskilda Banken AB	50,282	649,305
SKF AB	4,302	114,061
SSAB AB Class A	12,066	96,323
SSAB AB Class B	1,865	13,200
Svenska Cellulosa AB	6,557	186,659
Svenska Handelsbanken AB	3,560	169,322
Swedbank AB	10,461	273,525
Swedish Match AB	1,376	40,326
Tele2 AB	3,815	42,043
Telefonaktiebolaget LM Ericsson ADR	5,941	73,015
Telefonaktiebolaget LM Ericsson Class A	1,060	12,313
Telefonaktiebolaget LM Ericsson Class B	43,604	532,454
TeliaSonera AB	57,588	427,291
Trelleborg AB	1,475	29,449
Volvo AB	165,109	2,187,542

TOTAL SWEDEN		$14,681,550
SWITZERLAND – 8.0%
ABB Ltd.	83,286	2,077,901
Adecco SA	2,765	217,595
Aryzta AG	2,543	200,124
Ascom Holding AG-Reg	1,600	30,442
Baloise Holding AG	4,451	532,657
Barry Callebaut AG	34	40,276
Basilea Pharmaceutica	7,000	965,863
Bucher Industries AG	1,200	352,065
Cie Financiere Richemont SA	31,783	2,949,914
Clariant AG	5,579	105,408
Credit Suisse Group AG	60,964	1,842,402
Geberit AG	219	63,576
Givaudan SA	43	63,648
Helvetia Holding AG	600	289,527
Holcim Ltd.	33,183	2,415,571
Julius Baer Group Ltd.	11,542	560,774
Lonza Group AG	551	55,395
Nestle SA	50,871	3,691,955
Novartis AG	72,557	5,745,979
Pargesa Holding SA	785	63,205
Partners Group Holding AG	162	38,398
Roche Holding AG	20,634	5,673,695
Schindler Holding AG (B11TCY0)	380	55,115

Description	Number of Shares	Value
Schindler Holding AG (B11WWH2)	347	$51,018
SGS SA	43	97,368
Sika AG	13	42,843
Sonova Holding AG	100	13,743
Sulzer AG	391	59,039
Swatch Group AG	257	153,211
Swiss Life Holding AG	3,952	852,601
Swiss Re AG	18,922	1,636,227
Syngenta AG	6,982	2,472,751
Transocean Ltd.#,*	654	28,305
U-Blox AG	3,100	393,206
UBS AG	205,432	4,076,238
Wolseley PLC	1,290	69,599
Zurich Financial Services AG	7,938	2,305,272

TOTAL SWITZERLAND		$40,282,906
TAIWAN – 1.4%
Acer, Inc.*	73,870	43,765
Advanced Semiconductor Engineering, Inc.	37,804	35,000
Asia Cement Corp.	42,177	51,925
Asustek Computer, Inc.	4,700	43,746
AU Optronics Corp.*	147,126	43,753
Catcher Technology Co. Ltd.	9,438	62,925
Cathay Financial Holding Co. Ltd.	65,219	98,267
Chang Hwa Commercial Bank	83,611	49,536
Cheng Shin Rubber Industry Co. Ltd.	26,358	66,553
China Development Financial Holding Corp.	192,750	56,239
China Steel Corp.	127,679	109,779
Chunghwa Telecom Co. Ltd.	72,024	218,467
Compal Electronics, Inc.	59,736	44,855
CTBC Financial Holding Co. Ltd.	149,106	98,428
Delta Electronics, Inc.	22,888	125,781
D-Link Corp.	36,046	22,902
E.Sun Financial Holding Co. Ltd.	42,000	26,131
Far Eastern Department Stores Co. Ltd.	68,887	62,867
Far Eastern New Century Corp.	23,795	24,661
Far EasTone Telecommunications Co. Ltd.	42,000	82,759
First Financial Holding Co. Ltd.	92,018	54,972
Formosa Chemicals & Fibre Corp.	37,198	97,484
Formosa Petrochemical Corp.	28,990	72,912
Formosa Plastics Corp.	59,601	153,441
Foxconn Technology Co. Ltd.	20,947	47,152
Fubon Financial Holding Co. Ltd.	71,314	100,742
Giant Manufacturing Co. Ltd.	14,000	88,720
Hon Hai Precision Industry Co. Ltd.	93,639	262,396
Hotai Motor Co. Ltd.	7,000	84,908
HTC Corp.	9,465	42,487
Hua Nan Financial Holdings Co. Ltd.	72,717	41,042

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     73

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Innolux Corp.*	49,877	$17,286
Largan Precision Co. Ltd.	1,000	38,452
Lite-On Technology Corp.	34,230	50,671
MediaTek, Inc.	11,082	146,492
Mega Financial Holding Co. Ltd.	76,175	61,473
Nan Kang Rubber Tire Co. Ltd.	15,599	18,870
Nan Ya Plastics Corp.	55,597	121,296
Novatek Microelectronics Corp.	10,145	40,684
Pegatron Corp.	42,990	56,544
Pou Chen Corp.	37,157	51,509
President Chain Store Corp.	7,496	50,349
Quanta Computer, Inc.	16,571	41,021
Realtek Semiconductor Corp.	14,315	39,216
Shin Kong Financial Holding Co. Ltd.	68,453	22,933
Siliconware Precision Industries Co.	36,000	44,023
SinoPac Financial Holdings Co. Ltd.	64,559	30,045
Synnex Technology International Corp.	23,941	40,616
Tainan Spinning Co. Ltd.	115,165	77,543
Taishin Financial Holding Co. Ltd.	107,742	51,031
Taiwan Cement Corp.	62,057	90,738
Taiwan Cooperative Financial Holding Co. Ltd.	144,983	78,240
Taiwan Fertilizer Co. Ltd.	16,000	33,429
Taiwan Mobile Co. Ltd.	27,874	81,697
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR	134,803	2,280,867
Taiwan Semiconductor Manufacturing Co. Ltd.	111,911	387,842
Tatung Co. Ltd.*	245,916	70,210
TSRC Corp.	18,700	26,571
Tung Ho Steel Enterprise Corp.	37,476	32,408
Uni-President Enterprises Corp.	76,755	126,669
United Microelectronics Corp.	110,000	44,839
Walsin Lihwa Corp.*	120,000	37,310
Wistron Corp.	33,621	27,853
Yuanta Financial Holding Co. Ltd.	104,172	57,935
Yulon Motor Co. Ltd.	49,640	85,362
Zinwell Corp.	22,435	28,139

TOTAL TAIWAN		$6,904,758
THAILAND – 0.4%
Advanced Info Service PCL	23,300	147,522
Airports of Thailand PCL	7,000	36,368
Bangkok Bank PCL	12,100	62,864
Bangkok Dusit Medical Services PCL	8,900	31,815
Bangkok Expressway PCL	24,400	23,653
Banpu PCL	29,000	23,281
BEC World PCL	18,000	25,492

Description	Number of Shares	Value
Berli Jucker PCL	60,600	$83,070
Big C Supercenter PCL	12,200	64,677
Bts Group Holdings PCL	134,400	32,776
Bumrungrad Hospital PCL	16,000	40,715
Central Pattana PCL	54,000	61,345
Charoen Pokphand Foods PCL	91,300	78,826
CP ALL PCL	98,600	117,239
Electricity Generating PCL	8,600	33,217
Glow Energy PCL	9,100	18,608
Hana Microelectronics PCL	113,100	84,971
Indorama Ventures PCL	46,100	28,909
IRPC PCL	269,900	25,510
Kasikornbank PCL	16,600	85,489
Krung Thai Bank PCL	93,750	47,429
PTT Exploration & Production PCL	26,409	122,405
PTT Global Chemical PCL	24,800	53,529
PTT Global Chemical PCL (Foreign)	1,681	3,628
PTT PCL	13,500	112,875
Ratchaburi Electricity Generating Holding PCL	19,500	28,207
Shin Corp. PCL	17,200	36,734
Siam Cement PCL	4,700	57,237
Siam City Cement PCL	1,000	10,754
Siam Commercial Bank PCL	23,600	106,525
Thai Beverage PCL	242,369	104,408
Thai Oil PCL	15,800	25,248
Thai Union Frozen Products PCL	20,664	43,663
TMB Bank PCL	302,900	20,921
Total Access Communication PCL	18,100	52,502
True Corp. PCL*	184,000	40,133

TOTAL THAILAND		$1,972,545
TUNISIA – 0.0%**
Banque de Tunisie	7,750	45,230
Carthage Cement	21,000	45,126
Ennakl	4,230	24,977
Poulina Group Holding	7,600	24,521
Soc Tunisienne D’Assur Reass	230	21,317
Societe Moderne de Ceramique	11,100	19,704
Tunisie Profiles Aluminium	7,500	20,788

TOTAL TUNISIA		$201,663
TURKEY – 0.4%
Akbank TAS	41,103	104,730
Akenerji Elektrik Uretim AS*	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,963	80,666
Arcelik AS	9,420	46,462
BIM Birlesik Magazalar AS	5,520	94,255

January 31, 2014 (unaudited)

74     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Coca-Cola Icecek AS	2,500	$52,309
Dogan Sirketler Grubu Holding AS*	85,907	26,601
Dogus Otomotiv Servis ve Ticaret AS	6,600	18,919
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	53,700	51,073
Enka Insaat ve Sanayi AS	27,960	79,654
Eregli Demir ve Celik Fabrikalari TAS	72,356	86,740
Haci Omer Sabanci Holding AS	24,348	80,456
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS*	82,673	35,474
KOC Holding AS	34,628	117,335
Koza Altin Isletmeleri AS	2,800	23,843
Koza Anadolu Metal Madencilik Isletmeleri AS*	11,200	10,801
Petkim Petrokimya Holding AS*	16,518	18,486
TAV Havalimanlari Holding AS	9,700	72,731
Tekfen Holding AS	18,500	38,545
Tofas Turk Otomobil Fabrikasi AS	6,100	28,603
Tupras Turkiye Petrol Rafinerileri AS	7,536	124,178
Turk Hava Yollari	22,042	65,718
Turk Telekomunikasyon AS	25,727	63,731
Turkcell Iletisim Hizmetleri AS*	23,068	113,677
Turkiye Garanti Bankasi AS	56,023	147,703
Turkiye Halk Bankasi AS	13,054	64,387
Turkiye Is Bankasi	30,292	54,270
Turkiye Sinai Kalkinma Bankasi AS	34,938	26,273
Turkiye Vakiflar Bankasi Tao	22,040	33,636
Ulker Biskuvi Sanayi AS	6,181	38,006
Yapi ve Kredi Bankasi AS	28,578	40,201
Yazicilar Holding AS	6,080	47,874

TOTAL TURKEY		$1,887,337
UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR*	3,100	35,805
Ferrexpo PLC	26,750	66,841
MHP SA GDR*	4,100	61,910

TOTAL UKRAINE		$164,556
UNITED ARAB EMIRATES – 0.2%
Aabar Investments PJSC*,††	83,600	—
Abu Dhabi Commercial Bank PJSC	49,070	88,441
Abu Dhabi National Hotels	50,000	45,603
Air Arabia PJSC	146,400	60,983
Aldar Properties PJSC	73,140	66,907
Arabtec Holding Co.*	111,186	129,561
DP World Ltd.	10,600	192,920
Dubai Financial Market*	56,800	39,279
Emaar Properties PJSC	71,960	156,733
First Gulf Bank PJSC	18,200	99,102
National Bank of Abu Dhabi PJSC	26,769	111,143

Description	Number of Shares	Value
Union National Bank PJSC	37,126	$69,744

TOTAL UNITED ARAB EMIRATES		$1,060,416
UNITED KINGDOM – 14.3%
3i Group PLC	43,635	267,846
Aberdeen Asset Management PLC	7,766	49,892
Admiral Group PLC	27,674	657,378
Aggreko PLC	1,822	46,306
Ahli United Bank BSC	73,500	58,199
Alent PLC	17,900	92,309
Anglo American PLC#	63,749	1,504,884
Antofagasta PLC	1,765	24,677
ARM Holdings PLC	11,008	169,198
ASOS PLC	7,600	782,351
Associated British Foods PLC	2,442	108,991
AstraZeneca PLC	30,213	1,916,405
Aviva PLC	81,319	594,877
Babcock International Group PLC	33,762	771,468
BAE Systems PLC	90,500	638,384
Barclays PLC	326,555	2,416,723
BG Group PLC	196,691	3,304,536
BHP Billiton PLC	23,337	688,820
BP PLC	211,194	1,659,528
BP PLC ADR	55,579	2,606,099
British American Tobacco PLC	21,798	1,044,911
Britvic PLC	65,800	749,608
BT Group PLC	321,783	2,027,575
Bunzl PLC	1,783	40,683
Burberry Group PLC	2,540	60,461
Carnival PLC ADR	2,155	87,946
Centrica PLC	117,643	601,839
Chemring Group PLC	46,900	186,001
CNH Industrial NV	2,965	31,192
Cobham PLC	6,837	33,010
Compass Group PLC	14,382	215,265
Computacenter PLC	23,040	244,486
Croda International PLC	858	34,020
Dairy Crest Group PLC	13,900	118,593
Debenhams PLC	148,800	181,135
Diageo PLC	127,019	3,759,559
Direct Line Insurance Group	52,600	228,970
Evraz PLC	15,456	21,699
Experian PLC	24,737	422,917
Fresnillo PLC	17,676	223,598
G4S PLC	8,277	32,492
GKN PLC	108,933	706,092
GlaxoSmithKline PLC	60,298	1,550,296

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     75

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Glencore Xstrata PLC	475,894	$2,522,987
HSBC Holdings PLC	120,677	1,243,847
HSBC Holdings PLC ADR	33,408	1,720,178
IMI PLC	2,419	59,530
Imperial Tobacco Group PLC	2,627	96,001
InterContinental Hotels Group PLC	1,584	51,298
International Consolidated Airlines Group SA*	8,023	54,958
Intertek Group PLC	1,153	53,678
Investec PLC	3,817	24,597
ITV PLC	21,905	70,759
J Sainsbury PLC	99,935	566,612
Johnson Matthey PLC	1,139	60,497
Kingfisher PLC	52,509	319,037
Kuwait Finance House	24,000	67,869
Lloyds Banking Group PLC#,*	3,183,860	4,739,768
London Stock Exchange Group PLC	2,311	69,903
Meggitt PLC	6,123	51,888
Melrose Industries PLC	9,528	48,446
Mitie Group PLC	40,200	210,810
Mondi PLC	9,300	141,111
Monitise PLC	849,600	928,777
National Grid PLC	11,377	147,564
National Industries Group	55,400	44,649
Next PLC	1,639	168,397
Old Mutual PLC	140,824	399,338
Optimal Payments PLC	47,300	311,414
Pearson PLC	90,194	1,648,760
Petrofac Ltd.	2,059	39,094
Premier Foods PLC*	85,800	202,049
Prudential PLC	42,717	862,331
Randgold Resources Ltd.	3,232	222,778
Reckitt Benckiser Group PLC	27,966	2,097,760
Reed Elsevier PLC	3,692	53,834
Resolution Ltd.	142,233	815,085
Rexam PLC	4,216	34,168
Rio Tinto PLC	4,800	255,935
Rolls-Royce Holdings PLC	210,341	4,104,400
Royal Bank of Scotland Group PLC ADR#,*	21,776	242,367
Royal Bank of Scotland Group PLC	4,992	27,902
Royal Dutch Shell PLC (B03MLX2)	93,422	3,227,697
Royal Dutch Shell PLC ADR (780259107)	31,895	2,293,214
Royal Dutch Shell PLC Class B	47,677	1,743,869
SABMiller PLC	19,075	859,192
Sage Group PLC	11,021	73,973
Schroders PLC	648	26,280
Severn Trent PLC	2,536	71,997

Description	Number of Shares	Value
Shire PLC	17,316	$866,213
Smith & Nephew PLC	4,929	70,980
Smiths Group PLC	1,864	44,064
SSE PLC	2,269	48,751
Standard Chartered PLC	12,627	257,393
Tate & Lyle PLC	3,682	45,850
Telecom Plus PLC	11,000	344,117
Tesco PLC	111,217	585,694
Tullow Oil PLC	7,765	100,906
Unilever PLC	6,914	265,849
Vedanta Resources PLC	4,126	54,770
Vesuvius PLC	33,100	243,553
Vodafone Group PLC	575,513	3,277,804
Weir Group PLC	1,346	46,334
Whitbread PLC	1,014	62,526
WM Morrison Supermarkets PLC	188,245	742,384
WPP PLC	47,874	1,004,999

TOTAL UNITED KINGDOM		$72,100,004
UNITED STATES – 0.5%
Boart Longyear Ltd.#	48,400	19,908
Freeport-McMoRan Copper & Gold, Inc.	77,704	2,518,387

TOTAL UNITED STATES		$2,538,295

TOTAL COMMON STOCKS
(COST $402,994,561)		$466,389,435
INVESTMENT COMPANY – 2.8%
DFA International Small Cap Value Portfolio	693,289	13,914,310

TOTAL INVESTMENT COMPANY
(COST $12,500,000)		$13,914,310
PREFERRED STOCKS – 0.8%
BRAZIL – 0.6%
AES Tiete SA	3,080	24,096
Alpargatas SA	9,270	48,400
Banco Bradesco SA	138,212	1,498,239
Bradespar SA	2,600	24,026
Braskem SA*	3,300	25,407
Cia Brasileira de Distribuicao Grupo Pao de Acucar	823	31,853
Cia Energetica de Minas Gerais	12,676	73,170
Cia Energetica de Sao Paulo	3,500	33,459
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	5,760	20,956
Gerdau SA	10,000	71,066
Itau Unibanco Holding SA	20,390	255,841
Itausa - Investimentos Itau SA	32,697	114,082
Klabin SA	8,600	43,976
Lojas Americanas SA	6,022	36,682
Marcopolo SA	33,800	72,551

January 31, 2014 (unaudited)

76     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Metalurgica Gerdau SA	3,500	$31,066
Oi SA	17,000	29,375
Petroleo Brasileiro SA	56,059	341,476
Telefonica Brasil SA	4,910	93,327
Usinas Siderurgicas de Minas Gerais SA*	5,800	28,600
Vale SA	23,741	295,133

TOTAL BRAZIL		$3,192,781
CHILE – 0.0%**
Embotelladora Andina SA	10,300	38,348
Sociedad Quimica y Minera de Chile SA	3,740	93,840

TOTAL CHILE		$132,188
COLOMBIA – 0.0%**
Grupo Argos SA	2,418	21,806
Grupo Aval Acciones y Valores	84,500	48,623

TOTAL COLOMBIA		$70,429
CROATIA – 0.0%**
Adris Grupa DD	579	28,010
GERMANY – 0.1%
Bayerische Motoren Werke AG	1,210	97,280
Henkel AG & Co. KGaA	1,401	151,881
Porsche Automobil Holding SE	1,198	117,319
Volkswagen AG	901	228,516

TOTAL GERMANY		$594,996
PHILIPPINES – 0.0%**
Ayala Land Voting*,††	178,200	393
RUSSIA – 0.1%
Surgutneftegas OAO ADR*	22,870	171,036

TOTAL PREFERRED STOCKS
(COST $4,662,779)		$4,189,833
MONEY MARKET FUND – 1.5%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	7,771,491	7,771,491

TOTAL MONEY MARKET FUND
(COST $7,771,491)		$7,771,491
RIGHTS – 0.0%**
AUSTRIA – 0.0%**
Raiffeisen Bank International AG, Expire 2/07/14 at EUR 28.50††	6,679	—
BRAZIL – 0.0%**
Marfrig Global Foods SA, Expire 2/27/14 at BRL 10,000††	5	—
POLAND – 0.0%**
Polimex-Mostostal SA, Expire To be Determined at PLN 0.52*	47,700	—

Description	Number of Shares	Value
ROMANIA – 0.0%**
Transelectrica SA, Expire To Be Determined at RON 10.00	2,450	$27
SPAIN – 0.0%**
ACS Actividades de Construccion y Servicios
SA, Expire 2/13/14	6,279	3,573
Banco Popular Espanol, Expire 2/14/14	32,989	1,824

TOTAL SPAIN**		$5,397

TOTAL RIGHTS
(COST $5,574)		$5,424
CALL WARRANTS – 1.1%
Citigroup Global Markets - Agility, Expire 3/17/14	19,000	42,983
Bank Alfalah Ltd., 1/20/15•,Ω	129,000	33,818
Boubyan Petrochemicals Co., Expire 3/24/16	160,100	395,468
Commercial Bank of Kuwait, Expire 2/25/14*	19,000	51,043
DG Khan Cement Co. Ltd., Expire 1/17/17•,Ω	43,500	39,479
Fauji Fertilizer Co. Ltd., Expire 1/17/17•,Ω	37,000	39,809
Hub Power Co Ltd./The, Expire 1/17/17•,Ω	69,299	42,440
Lucky Cement Ltd., Expire 1/20/15•,Ω	23,200	68,158
MCB Bank Ltd., Expire 1/20/15•,Ω	42,300	113,863
Mobile Telecommunications Co., Expire 3/24/16	290,300	482,729
National Bank of Pakistan, Expire 1/20/15•,Ω	55,000	30,454
Nishat Mills Ltd., Expire 1/17/17•,Ω	18,900	24,114
Oil & Gas Development Co. Ltd., Expire 1/20/15•,Ω	43,200	111,668
Pakistan State Oil Co. Ltd., Expire 1/17/17•,Ω	11,900	38,581
Pakistan Telecommunication Co Ltd., Expire 1/20/15•,Ω	91,800	24,928
SUI Southern Gas Co Ltd., 1/20/15•,Ω	91,500	22,633
Sultan, Expire 3/11/14*	100,000	32,520
JPMorgan Chase Bank NA - FPT Corp., Expire 1/13/15•,Ω	24,950	65,369
HAGL JSC, Expire 3/03/15	59,408	61,190
Hoa Phat Group JSC, Expire 3/03/15	22,804	49,029
Masan Group Corp., Expire 7/07/16	27,330	122,438
PetroVietnam Drilling & Well Services JSC, Expire 12/15/14•,Ω	14,520	49,223
PetroVietnam Fertilizer & Chemicals JSC, Expire 12/09/14•,Ω	24,830	53,136
Pha Lai Thermal Power JSC, Expire 1/13/15•,Ω	38,600	47,478
Saudi Pharmaceutical Industries Ltd., Expire 9/24/15	1,300	21,231
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/16	65,000	52,000

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     77

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Vingroup JSC, Expire 12/16/14•,Ω	31,800	$114,798
Merrill Lynch International & Co. - ABB India Ltd., Expire 6/05/17	2,560	23,870
Adani Ports and Special Economic Zone, Expire 12/17/14	21,000	49,199
Aditya Birla Nuvo Ltd., Expire 6/11/15•,Ω	1,600	26,977
Ambuja Cements Ltd., Expire 6/11/15•,Ω	17,000	42,549
Axis Bank Ltd., Expire 3/16/15•,Ω	2,560	45,566
Bharat Heavy Electricals Ltd., Expire 8/17/15	16,020	43,770
Bharti Airtel Ltd., Expire 2/08/16	31,700	159,156
Cairn India Ltd., Expire 11/14/16	8,870	45,841
Cipla Ltd., Expire 9/09/15	11,100	72,376
Coal India Ltd., Expire 11/02/15	14,980	56,325
Colgate-Palmolive India Ltd., Expire 8/10/17	2,500	51,298
Container Corp. of India, Expire 2/02/15•,Ω	3,750	43,144
DLF Ltd., Expire 2/01/16	11,800	25,732
Dr. Reddy’s Laboratories Ltd., Expire 12/17/15	1,400	58,231
Essar Oil Ltd., Expire 3/27/17	23,290	16,613
Grasim Industries Ltd., Expire 4/18/16	300	12,194
HCL Technologies Ltd., Expire 8/17/15	3,500	79,594
HDFC Bank Ltd., Expire 5/26/15•,Ω	15,430	153,715
Hero Motocorp Ltd., Expire 4/18/16	2,200	69,045
Hindustan Unilever Ltd., Expire 12/14/15	9,900	89,774
Housing Development Finance Corp., Expire 8/19/15	20,500	262,441
Idea Cellular Ltd., Expire 2/14/17	24,300	55,579
IDFC Ltd., Expire 7/29/15	32,000	46,778
Indian Oil Corp. Ltd., Expire 7/29/16	9,400	36,752
ITC Ltd., Expire 8/04/15	23,500	121,803
Jaiprakash Associates Ltd., Expire 6/15/15•,Ω	50,500	32,401
Jindal Steel & Power Ltd., Expire 10/8/15	9,510	37,943
Kotak Mahindra Bank Ltd., Expire 3/27/17	7,400	77,495
Larsen & Toubro Ltd., Expire 6/10/14	3,535	55,313
Mahindra & Mahindra Ltd., Expire 12/10/15	4,400	62,433
Malaysian Resources Corp. Bhd, Expire 9/16/18	8,967	603
Maruti Suzuki India Ltd., Expire 11/30/15	1,000	26,082
Nestle India Ltd., Expire 9/17/15	570	45,156
NTPC Ltd., Expire 10/06/14•,Ω	54,303	109,480
Oil & Natural Gas Corp. Ltd., Expire 2/28/16	28,400	124,733
Piramal Enterprises Ltd., Expire 1/19/18	4,505	39,895
Power Grid Corp. of India Ltd., Expire 3/27/17	36,900	56,166
Ranbaxy Laboratories Ltd., Expire 10/26/15	5,000	25,776
Reliance Capital Ltd., Expire 8/30/16	7,700	39,793

Description	Number of Shares	Value
Reliance Communications Ltd., Expire 12/28/15	16,729	$32,943
Reliance Infrastructure Ltd., Expire 2/11/16	4,900	29,084
Reliance Power Ltd., Expire 3/27/17	23,200	22,961
Sesa Goa Ltd., Expire 12/04/14	17,500	52,430
Steel Authority of India Ltd., Expire 3/25/14•,Ω	32,680	36,036
Sun Pharmaceutical Industries Ltd., Expire 2/02/15•,Ω	12,000	112,264
Suzlon Energy Ltd., Expire 8/15/15	163,300	27,843
Tata Consultancy Services Ltd., Expire 8/06/14	5,840	208,608
Tata Power Co. Ltd., Expire 9/17/15	33,500	39,486
Tata Steel Ltd., Expire 12/23/14•,Ω	4,750	26,963
Ultratech Cement Ltd., Expire 6/10/14	1,871	51,031
United Spirits Ltd., Expire 1/13/16	1,200	47,307
WCT Holdings Bhd, Expire 12/11/17	7,093	816

TOTAL CALL WARRANTS
(COST $5,652,784)		$5,339,943
CERTIFICATES – 0.1%
HSBC Bank PLC - Al Rajhi Bank, Expire 2/16/15	3,300	63,133
Almarai Co. Ltd., Expire 11/24/14	2,070	32,979
Etihad Etisalat Co., Expire 12/05/14	37,366	391,833
Saudi Cement Co., Expire 8/10/15	960	27,453
Savola, Expire 2/02/15	3,150	48,925

TOTAL CERTIFICATES
(COST $471,804)		$564,323
REAL ESTATE INVESTMENT TRUSTS – 0.5%
AUSTRALIA – 0.0%**
CFS Retail Property Trust Group	9,654	16,390
Federation Centres Ltd.	15,794	31,376
Shopping Centres Australasia Property Group	2,111	2,743
Stockland	25,350	80,532
Westfield Group	4,442	39,652
Westfield Retail Trust	10,178	26,900

TOTAL AUSTRALIA		$197,593
CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	22,788
FRANCE – 0.5%
Unibail-Rodamco SE	9,988	2,407,250
HONG KONG – 0.0%**
Link REIT	17,500	79,117
NETHERLANDS – 0.0%**
Corio NV	1,053	44,807
NIGERIA – 0.0%**
Afriland Properties PLC*	24,606	—

January 31, 2014 (unaudited)

78     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
SINGAPORE – 0.0%**
Keppel REIT	3,696	$3,257

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $2,515,272)		$2,754,812

TOTAL INVESTMENTS IN SECURITIES – 99.0%
(COST $436,574,265)		$500,929,571

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%
REPURCHASE AGREEMENTS – 0.9%
Citigroup Global Markets, Inc., 0.03% dated 1/31/14 due 2/03/14, repurchase price $1,142,324, collateralized by U.S. Government & Treasury Securities 0.00% to 6.03%, maturing 4/07/14 to 3/15/31, total market value of $1,165,167.	$1,142,321	$1,142,321
Deutsche Bank Securities, Inc., 0.03% dated 1/31/14 due 2/03/14, repurchase price $1,142,324, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 7/01/21 to 1/01/44, total market value of $1,165,167.	1,142,321	1,142,321
RBS Securities, Inc., 0.02% dated 1/31/14 due 2/03/14, repurchase price $240,488, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 1/15/25 to 2/15/43, total market value of $245,298.	240,488	240,488

Description	Par Value	Value
Royal Bank of Scotland PLC, 0.03% dated 1/31/14 due 2/03/14, repurchase price $1,142,324, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 2/15/14 to 6/15/55, total market value of $1,165,170.	$1,142,321	$1,142,321
TD Securities (USA) LLC, 0.03% dated 1/31/14 due 2/03/14, repurchase price $1,142,324, collateralized by U.S. Government & Treasury Securities 0.00% to 5.50%, maturing 2/27/14 to 12/01/43, total market value of $1,165,167.	1,142,321	1,142,321

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,809,772)		$4,809,772

TOTAL INVESTMENTS – 99.9%
(COST $441,384,037)		$505,739,343
COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(4,809,772)
OTHER ASSETS LESS LIABILITIES – 1.0%		5,157,261

TOTAL NET ASSETS – 100.0%		$506,086,832

Cost of investments for Federal income tax purposes is $449,452,117. The net unrealized appreciation/(depreciation) of investments was $56,287,226. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $88,729,851 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,442,625.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     79

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets
Investments in Securities
Common Stocks	$465,721,253	$668,182	$—	(a)	$466,389,435
Investment Company	13,914,310	—	—		13,914,310
Preferred Stocks	4,189,440	393	—		4,189,833
Money Market Fund	7,771,491	—	—		7,771,491
Rights	5,397	27	—		5,424
Call Warrants	5,339,943	—	—		5,339,943
Certificates	564,323	—	—		564,323
Real Estate Investment Trusts	2,754,812	—	—		2,754,812
Repurchase Agreements	—	4,809,772	—		4,809,772

Total Investments	$500,260,969	$5,478,374	$—		$505,739,343

Other Financial Instruments^
Forward Foreign Currency Contracts	—	5,002	—		5,002

Total Assets	$500,260,969	$5,483,376	$—		$505,744,345

Liabilities
Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(8,647)	$—		$(8,647)

Total Liabilities	$—	$(8,647)	$—		$(8,647)

(a)	At January 31, 2014, the Fund held a security that was valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair Value at January 31, 2014	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investments in Securities:
Common Stocks	$—	Discounted cash flow	Estimated liquidation value	$—

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks are estimated liquidation values. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

At January 31, 2014, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/3/2014	Bank of New York	130,718 Canadian Dollar	$116,796	$117,368	$572
2/4/2014	Bank of New York	707,870 Brazilian Real	293,966	293,030	(936)
2/5/2014	Bank of New York	22,834,959 Japanese Yen	222,932	223,504	572
2/5/2014	Bank of New York	8,585,710 Japanese Yen	83,820	84,035	215
2/5/2014	Bank of New York	27,882 Swiss Franc	30,939	30,754	(185)
CONTRACTS SOLD
2/3/2014	Bank of New York	1,061,154 Emirati Dirham	288,898	288,907	(9)
2/3/2014	Bank of New York	381,976 Canadian Dollar	341,294	342,964	(1,670)

January 31, 2014 (unaudited)

80     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
2/3/2014	Bank of New York	211,712 Japanese Yen	$2,049	$2,072	$(23)
2/3/2014	Bank of New York	137,367 Canadian Dollar	122,737	123,338	(601)
2/3/2014	Bank of New York	40,041 Pound Sterling	66,324	65,822	502
2/3/2014	Bank of New York	33,596 Euro	45,519	45,311	208
2/4/2014	Bank of New York	29,516,264 Japanese Yen	288,160	288,899	(739)
2/4/2014	Bank of New York	19,265,894 Japanese Yen	188,088	188,570	(482)
2/4/2014	Bank of New York	12,471,157 Japanese Yen	121,256	122,065	(809)
2/4/2014	Bank of New York	1,219,224 Japanese Yen	11,854	11,933	(79)
2/4/2014	Bank of New York	798,948 Hong Kong Dollar	102,892	102,907	(15)
2/4/2014	Bank of New York	522,087 Hong Kong Dollar	67,245	67,247	(2)
2/4/2014	Bank of New York	219,016 Pound Sterling	359,843	360,029	(186)
2/4/2014	Bank of New York	152,739 Hong Kong Dollar	19,670	19,673	(3)
2/4/2014	Bank of New York	148,623 Pound Sterling	244,188	244,315	(127)
2/4/2014	Bank of New York	110,814 Euro	150,530	149,456	1,074
2/4/2014	Bank of New York	105,638 Euro	143,499	142,475	1,024
2/4/2014	Bank of New York	78,623 Pound Sterling	129,562	129,245	317
2/4/2014	Bank of New York	27,933 Canadian Dollar	25,100	25,080	20
2/4/2014	Bank of New York	27,933 Canadian Dollar	24,894	25,081	(187)
2/4/2014	Bank of New York	8,765 Singapore Dollar	6,863	6,865	(2)
2/4/2014	Bank of New York	1,656 Pound Sterling	2,725	2,722	3
2/5/2014	Bank of New York	32,008,172 Japanese Yen	312,488	313,290	(802)
2/5/2014	Bank of New York	31,017,556 Japanese Yen	302,817	303,594	(777)
2/5/2014	Bank of New York	17,798,106 Japanese Yen	173,759	174,205	(446)
2/5/2014	Bank of New York	10,884,881 Japanese Yen	106,267	106,539	(272)
2/5/2014	Bank of New York	10,130,836 Japanese Yen	98,905	99,159	(254)
2/5/2014	Bank of New York	821,755 Hong Kong Dollar	105,829	105,846	(17)
2/5/2014	Bank of New York	306,407 Hong Kong Dollar	39,460	39,466	(6)
2/5/2014	Bank of New York	282,681 Hong Kong Dollar	36,396	36,411	(15)
2/5/2014	Bank of New York	102,340 Hong Kong Dollar	13,182	13,182	—
2/5/2014	Bank of New York	51,082 Euro	69,390	68,895	495
2/5/2014	Bank of New York	15,356 Hong Kong Dollar	1,978	1,978	—
2/5/2014	Bank of New York	4,271 Pound Sterling	7,018	7,021	(3)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(3,645)

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Multi-Manager Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 27.8%
BEVERAGES – 1.5%
Anheuser-Busch InBev NV	21,740	$2,083,252
COMMUNICATIONS EQUIPMENT – 1.2%
EchoStar Corp.*,Ö	32,882	1,546,440
ENERGY EQUIPMENT & SERVICES – 1.4%
Dresser-Rand Group, Inc.*,Ö	34,157	1,946,949
HOTELS, RESTAURANTS & LEISURE – 1.0%
Thomas Cook Group PLC*,Ö	469,834	1,389,475
HOUSEHOLD DURABLES – 0.5%
WCI Communities, Inc.*	35,319	661,172
INTERNET SOFTWARE & SERVICES – 0.8%
IntraLinks Holdings, Inc.*,Ö	103,685	1,096,987
IT SERVICES – 1.6%
InterXion Holding NVÖ	85,931	2,115,621
MACHINERY – 1.1%
Luxfer Holdings PLC ADRÖ	69,874	1,463,162
MEDIA – 9.0%
Cablevision Systems Corp.Ö	134,956	2,164,694
Gray Television, Inc.*,Ö	87,433	994,988
Perform Group PLC*,Ö	485,899	1,976,953
Promotora de Informaciones*,Ö	2,335,276	1,275,591
Schibsted ASA GroupÖ	37,027	2,163,538
Viacom, Inc.Ö	18,425	1,512,692
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SAÖ	316,335	2,118,286

TOTAL MEDIA		$12,206,742
OIL, GAS & CONSUMABLE FUELS – 3.3%
Africa Oil Corp.Ö	163,984	1,196,452
Det Norske Oljeselskap ASA*,Ö	123,791	1,253,203
Lundin Petroleum AB*,Ö	116,551	2,013,855

TOTAL OIL, GAS & CONSUMABLE FUELS		$4,463,510
SOFTWARE – 2.0%
Verint Systems, Inc.*,Ö	59,153	2,687,912
TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Pandora A/S	38,067	2,179,130
TRADING COMPANIES & DISTRIBUTORS – 1.6%
Ashtead Group PLCÖ	169,393	2,198,481

Description	Number of Shares	Value
TRANSPORTATION INFRASTRUCTURE – 1.2%
Macquarie Infrastructure Co. LLCÖ	28,310	$1,564,128

TOTAL COMMON STOCKS (COST $36,846,918)		$37,602,961
INVESTMENT COMPANIES – 9.0%
ALTERNATIVE INVESTMENT FUND – 3.0%
Arbitrage Fund	320,538	4,118,911
EQUITY FUNDS – 6.0%
Professionally Managed Portfolios - The Osterweis Strategic Income Fund	677,507	8,055,557

TOTAL INVESTMENT COMPANIES (COST $12,118,541)		$12,174,468

	Par Value
CORPORATE BONDS – 17.1%
BEVERAGES – 0.8%
Beverages & More, Inc., Sr. Secured, 10.00%, 11/15/18•,Ω	$1,000,000	$1,015,000
DISTRIBUTORS – 1.1%
HD Supply, Inc., Company Guaranteed, 11.50%, 7/15/20	1,215,000	1,448,887
ENVIORNMENTAL CONTROL – 1.2%
ADS Waste Holdings, Inc., Company Guaranteed, 8.25%, 10/01/20	1,525,000	1,647,000
FOOD – 0.8%
Michael Foods Holding, Inc., Sr. Unsecured, 8.50%, 7/15/18•,Ω	1,000,000	1,050,000
HEALTH CARE PROVIDERS & SERVICES – 0.8%
Tenet Healthcare Corp., Sr. Unsecured, 8.13%, 4/01/22	1,000,000	1,097,500
LODGING – 0.9%
Marina District Finance Co., Inc., Sr. Secured, 9.88%, 8/15/18	1,150,000	1,239,125
MACHINERY – 1.3%
BC Mountain LLC / BC Mountain Finance, Inc., Company Guaranteed, 7.00%, 2/01/21•,Ω	750,000	774,375
BlueLine Rental Finance Corp., Secured, 7.00%, 2/01/19•,Ω	1,000,000	1,037,500

TOTAL MACHINERY		$1,811,875
OFFICE/BUSINESS EQUIPMENT – 0.5%
CDW LLC / CDW Finance Corp., Company Guaranteed, 12.54%, 10/12/17	579,000	606,502

January 31, 2014 (unaudited)

82     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Par Value	Value
RETAIL – 3.0%
Burlington Holdings LLC / Burlington Holding Finance, Inc., Sr. Unsecured, 9.00%, 2/15/18•,Ω	$1,137,000	$1,156,897
Michaels Finco Holding LLC / Michaels Finco, Inc., Sr. Unsecured, 7.50%, 8/01/18•,Ω	1,000,000	1,031,250
Neiman Marcus Group Ltd., Inc., Company Guaranteed, 8.75%, 10/15/21•,Ω	1,000,000	1,050,000
Wok Acquisition Corp., Company Guaranteed, 10.25%, 6/30/20•,Ω	775,000	842,813

TOTAL RETAIL		$4,080,960
SOFTWARE – 1.1%
SunGard Data Systems, Inc., Company Guaranteed, 7.38%, 11/15/18	1,450,000	1,544,250
TELECOMMUNICATIONS – 5.6%
Intelsat Jackson Holdings SA, Company Guaranteed, 7.25%, 10/15/20	1,350,000	1,471,500
Intelsat Jackson Holdings SA, Company Guaranteed, 7.50%, 4/01/21	150,000	165,938
Level 3 Financing, Inc., Company Guaranteed, 8.13%, 7/01/19	1,000,000	1,102,500
Sprint Corp., Company Guaranteed, 7.25%, 9/15/21•,Ω	1,025,000	1,109,563
West Corp., Company Guaranteed, 7.88%, 1/15/19	1,500,000	1,627,500
Wind Acquisition Finance SA, Secured, 11.75%, 7/15/17•,Ω	2,000,000	2,112,500

TOTAL TELECOMMUNICATIONS		$7,589,501

TOTAL CORPORATE BONDS (COST $23,055,115)		$23,130,600
U.S. GOVERNMENT OBLIGATIONS – 6.2%
U.S. TREASURY BILLS – 6.0%
0.09%, 10/16/14Ö	4,150,000	4,148,376
0.09%, 1/08/15Ö	4,000,000	3,996,795

TOTAL U.S. TREASURY BILLS		$8,145,171
U.S. TREASURY NOTES – 0.2%
0.25%, 3/31/14Ö	250,000	250,040

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,393,316)		$8,395,211

	Number of Shares
MONEY MARKET FUND – 38.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	51,533,145	$51,533,144

TOTAL MONEY MARKET FUND (COST $51,533,145)		$51,533,144

Description	Contracts	Value
PURCHASED OPTIONS – 0.0%**
CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $ 1,910.00, Expiring 2/28/2014	13	$390
S&P 500 Index, Strike Price $ 1,915.00, Expiring 2/24/2014	14	298
S&P 500 Index, Strike Price $ 1,915.00, Expiring 2/26/2014	14	373
S&P 500 Index, Strike Price $ 1,935.00, Expiring 2/22/2014	13	273
S&P 500 Index, Strike Price $ 1,950.00, Expiring 2/03/2014	13	—
S&P 500 Index, Strike Price $ 1,950.00, Expiring 2/20/2014	13	29
S&P 500 Index, Strike Price $ 1,955.00, Expiring 2/07/2014	13	65
S&P 500 Index, Strike Price $ 1,960.00, Expiring 2/10/2014	13	—
S&P 500 Index, Strike Price $ 1,960.00, Expiring 2/18/2014	13	10
S&P 500 Index, Strike Price $ 1,965.00, Expiring 2/05/2014	13	—
S&P 500 Index, Strike Price $ 1,965.00, Expiring 2/14/2014	13	195
S&P 500 Index, Strike Price $ 1,970.00, Expiring 2/12/2014	13	—

TOTAL CALL OPTIONS		$1,633
PUT OPTIONS – 0.0%**
S&P 500 Index, Strike Price $ 1,595.00, Expiring 2/28/2014	13	4,680
S&P 500 Index, Strike Price $ 1,600.00, Expiring 2/24/2014	14	4,664
S&P 500 Index, Strike Price $ 1,605.00, Expiring 2/26/2014	14	5,432
S&P 500 Index, Strike Price $ 1,630.00, Expiring 2/22/2014	13	4,680
S&P 500 Index, Strike Price $ 1,655.00, Expiring 2/03/2014	13	192
S&P 500 Index, Strike Price $ 1,660.00, Expiring 2/20/2014	13	6,384
S&P 500 Index, Strike Price $ 1,670.00, Expiring 2/07/2014	13	1,690
S&P 500 Index, Strike Price $ 1,670.00, Expiring 2/10/2014	13	3,534
S&P 500 Index, Strike Price $ 1,675.00, Expiring 2/05/2014	13	1,238
S&P 500 Index, Strike Price $ 1,675.00, Expiring 2/18/2014	13	6,899
S&P 500 Index, Strike Price $ 1,680.00, Expiring 2/14/2014	13	5,460

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     83

Wilmington Multi-Manager Alternatives Fund (continued)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,685.00, Expiring 2/12/2014	13	$5,791

TOTAL PUT OPTIONS		$50,644

TOTAL PURCHASED OPTIONS (COST $41,627)		$52,277

TOTAL INVESTMENTS IN SECURITIES – 98.2% (COST $131,988,662)		$132,888,661

	Number of Shares
SECURITIES SOLD SHORT – (13.0%)
INVESTMENT COMPANIES – (13.0%)
EQUITY FUNDS – (13.0%)
Consumer Staples Select Sector SPDR Fund	(6,970)	$(284,097)
Health Care Select Sector SPDR Fund	(7,850)	(439,286)
iShares Core S&P 500 ETF	(16,026)	(2,870,257)
iShares MSCI EMU ETF	(267,797)	(10,516,388)
iShares MSCI United Kingdom Index Fund	(17,420)	(346,832)
iShares U.S. Industrials ETF	(7,740)	(750,703)
iShares US Consumer Goods ETF	(14,950)	(1,352,078)
iShares US Technology ETF	(12,460)	(1,083,148)

TOTAL EQUITY FUNDS		$(17,642,789)

TOTAL INVESTMENT COMPANIES		$(17,642,789)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,658,913)		$(17,642,789)

	Contracts
WRITTEN OPTIONS – (0.2%)
CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,825.00, Expiring 2/28/2014	(13)	$(12,220)
S&P 500 Index, Strike Price $1,830.00, Expiring 2/24/2014	(14)	(8,914)
S&P 500 Index, Strike Price $1,830.00, Expiring 2/26/2014	(14)	(9,918)
S&P 500 Index, Strike Price $1,845.00, Expiring 2/22/2014	(13)	(3,770)
S&P 500 Index, Strike Price $1,860.00, Expiring 2/03/2014	(13)	(1)
S&P 500 Index, Strike Price $1,860.00, Expiring 2/20/2014	(13)	(1,825)
S&P 500 Index, Strike Price $1,865.00, Expiring 2/07/2014	(13)	(130)

Description	Contracts	Value
S&P 500 Index, Strike Price $1,870.00, Expiring 2/10/2014	(13)	$(192)
S&P 500 Index, Strike Price $1,870.00, Expiring 2/28/2014	(13)	(976)
S&P 500 Index, Strike Price $1,875.00, Expiring 2/05/2014	(13)	(6)
S&P 500 Index, Strike Price $1,875.00, Expiring 2/14/2014	(13)	(520)
S&P 500 Index, Strike Price $1,880.00, Expiring 2/12/2014	(13)	(201)

TOTAL CALL OPTIONS		$(38,673)
PUT OPTIONS – (0.2%)
S&P 500 Index, Strike Price $1,680.00, Expiring 2/28/2014	(13)	(11,440)
S&P 500 Index, Strike Price $1,685.00, Expiring 2/24/2014	(14)	(11,204)
S&P 500 Index, Strike Price $1,690.00, Expiring 2/26/2014	(14)	(13,034)
S&P 500 Index, Strike Price $1,720.00, Expiring 2/22/2014	(13)	(13,650)
S&P 500 Index, Strike Price $1,745.00, Expiring 2/03/2014	(13)	(3,005)
S&P 500 Index, Strike Price $1,750.00, Expiring 2/20/2014	(13)	(21,659)
S&P 500 Index, Strike Price $1,760.00, Expiring 2/07/2014	(13)	(13,650)
S&P 500 Index, Strike Price $1,760.00, Expiring 2/10/2014	(13)	(17,107)
S&P 500 Index, Strike Price $1,765.00, Expiring 2/05/2014	(13)	(11,331)
S&P 500 Index, Strike Price $1,765.00, Expiring 2/18/2014	(13)	(26,106)
S&P 500 Index, Strike Price $1,770.00, Expiring 2/14/2014	(13)	(23,400)
S&P 500 Index, Strike Price $1,775.00, Expiring 2/12/2014	(13)	(28,339)

TOTAL PUT OPTIONS		$(193,925)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $210,140)		$(232,598)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 85.0%		$115,013,274
OTHER ASSETS LESS LIABILITIES – 15.0%		20,240,641

TOTAL NET ASSETS – 100.0%		$135,253,915

Cost of investments for Federal income tax purposes is $132,499,423. The net unrealized appreciation/(depreciation) of investments was $389,238. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,871,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,482,736.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

January 31, 2014 (unaudited)

84     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund (concluded)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$37,602,961	$—	$—	$37,602,961
Investment Companies	12,174,468	—	—	12,174,468
Corporate Bonds	—	23,130,600	—	23,130,600
U.S. Government Obligations	—	8,395,211	—	8,395,211
Money Market Fund	51,533,144	—	—	51,533,144
Purchased Options	17,433	34,844	—	52,277

Total Investments	$101,328,006	$31,560,655	$—	$132,888,661

Other Financial Instruments^
Financial Futures Contracts	—	456,130	—	456,130
Forward Foreign Currency Contracts	—	280,699	—	280,699

Total Assets	$101,328,006	$32,297,484	$—	$133,625,490

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$—	$(3,487)	$—	$(3,487)
Forward Foreign Currency Contracts	—	(1,328)	—	(1,328)
Securities Sold Short	(17,642,789)	—	—	(17,642,789)
Written Options	(78,780)	(153,818)	—	(232,598)

Total Liabilities	$(17,721,569)	$(158,633)	$—	$(17,880,202)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At January 31, 2014, the Wilmington Multi-Manager Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/3/2014	Bank of New York	35,134 Euro	$47,951	$47,386	$(565)
2/3/2014	Bank of New York	2,717 Pound Sterling	4,499	4,466	(33)
2/4/2014	Bank of New York	45,657 Pound Sterling	75,265	75,053	(212)
2/4/2014	Bank of New York	34,615 Euro	46,904	46,686	(218)
2/5/2014	Bank of New York	58,462 Pound Sterling	96,117	96,102	(15)
2/28/2014	Bank of New York	792,000 Swedish Krona	121,123	120,838	(285)
CONTRACTS SOLD
2/5/2014	Bank of New York	160,019 Norwegian Krone	25,516	25,487	29
2/5/2014	Bank of New York	42,361 Danish Krone	7,662	7,657	5
2/28/2014	Bank of New York	20,764,000 Swedish Krona	3,228,234	3,168,022	60,212
2/28/2014	Bank of New York	19,926,000 Norwegian Krone	3,234,793	3,171,187	63,606
2/28/2014	Bank of New York	11,580,000 Danish Krone	2,122,473	2,093,661	28,812
2/28/2014	Bank of New York	3,694,000 Euro	5,051,619	4,982,130	69,489
2/28/2014	Bank of New York	3,108,000 Pound Sterling	5,151,479	5,108,218	43,261

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     85

Wilmington Multi-Manager Alternatives Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
2/28/2014	Bank of New York	1,510,000 Norwegian Krone	$245,824	$240,314	$5,510
2/28/2014	Bank of New York	1,060,000 Swedish Krona	164,847	161,727	3,120
2/28/2014	Bank of New York	475,000 Danish Krone	85,936	85,880	56
2/28/2014	Bank of New York	235,000 Euro	321,015	316,947	4,068
2/28/2014	Bank of New York	113,000 Pound Sterling	185,748	185,724	24
2/28/2014	Bank of New York	74,000 Pound Sterling	122,566	121,624	942
2/28/2014	Bank of New York	59,000 Euro	79,643	79,574	69
2/28/2014	Bank of New York	49,000 Pound Sterling	81,127	80,535	592
2/28/2014	Bank of New York	48,000 Euro	65,039	64,738	301
2/28/2014	Bank of New York	44,000 Pound Sterling	72,519	72,317	202
2/28/2014	Bank of New York	25,000 Euro	34,119	33,718	401
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$279,371

At January 31, 2014, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
Long POSITIONS:
Czech Koruna Cross Future	March 2014	1	$99,951	$100,991	$1,040
Japanese Yen Future	March 2014	10	1,196,931	1,221,875	24,944
Norwegian Krone Cross Future	March 2014	15	1,504,967	1,526,968	22,001
Swedish Krona Cross Future	March 2014	5	501,030	501,964	934
Short POSITIONS:
Australian Dollar Future	March 2014	6	542,316	523,260	19,056
Brazil Real Future	March 2014	2	84,189	82,160	2,029
British Pound Future	March 2014	4	410,477	410,700	(223)
Canadian Dollar Future	March 2014	6	535,416	538,680	(3,264)
Euro Fx Future	March 2014	101	17,332,257	17,023,550	308,707
Mexican Peso Future	March 2014	4	151,678	149,450	2,228
New Zealand Future	March 2014	4	329,014	322,200	6,814
South African Rand Future	March 2014	2	90,889	89,525	1,364
Swiss Franc Future	March 2014	31	4,338,813	4,271,800	67,013
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$452,643

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
INFLATION-LINKED & FIXED INCOME SECURITIES – 43.1%
ASSET-BACKED SECURITIES – 0.1%
DIVERSIFIED FINANCIAL SERVICES – 0.1%
Venture VII CDO Ltd., 0.50%, 1/20/22Δ,•,Ω	$400,000	$393,383

TOTAL ASSET-BACKED SECURITIES (COST $366,216)		$393,383
CORPORATE BONDS – 0.9%
FINANCIALS – 0.9%
Ally Financial, Inc., Company Guaranteed, 5.50%, 2/15/17	569,000	615,231
Banco Santander Brasil SA, Sr. Unsecured, 2.37%, 3/18/14Δ,•,Ω	500,000	500,039
CIT Group, Inc., Sr. Unsecured, 4.25%, 8/15/17	594,000	620,730
Eksportfinans ASA, Sr. Unsecured, 5.50%, 6/26/17	1,000,000	1,063,750
Ford Motor Credit Co. LLC, Sr. Unsecured,
5.63%, 9/15/15	400,000	429,293
8.00%, 6/01/14	200,000	204,832
International Lease Finance Corp., Sr. Unsecured, 8.63%, 9/15/15	200,000	220,625
Intesa Sanpaolo SpA, Sr. Unsecured, 3.13%, 1/15/16	100,000	102,064
MAGI Funding PLC, 1.31%, 4/11/21•,Ω	200,034	266,181

TOTAL FINANCIALS		$4,022,745

TOTAL CORPORATE BONDS (COST $3,943,278)		$4,022,745
EXCHANGE-TRADED FUNDS – 1.1%
DEBT FUND – 1.1%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund#	200,000	4,990,000

TOTAL EXCHANGE-TRADED FUNDS (COST $5,005,780)		$4,990,000

Description	Par Value		Value
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 23.2%
DIVERSIFIED – 0.1%
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/37	$148,672	GBP	$304,573
GOVERNMENT – 23.1%
Australia Government Bond,
2.50%, 9/20/30	250,000	AUD	258,835
4.00%, 8/20/20	150,000	AUD	241,820
5.50%, 4/21/23	2,720,000	AUD	2,673,015
Brazil Notas do Tesouro Nacional Series B,
6.00%, 5/15/35	300,000	BRL	267,415
6.00%, 5/15/45	1,508,000	BRL	1,314,870
6.00%, 8/15/50	800,000	BRL	704,516
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/23	30,650,000	BRL	10,713,929
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	7,296,473	EUR	10,690,666
Canadian Government Bond, 4.00%, 12/01/31	780,674	CAD	1,068,572
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/23	3,090,000	EUR	4,287,644
1.75%, 4/15/20	316,657	EUR	478,329
France Government Bond OAT,
0.25%, 7/25/18	2,950,000	EUR	4,225,525
0.25%, 7/25/24	200,000	EUR	262,686
1.00%, 7/25/17	676,656	EUR	966,346
1.10%, 7/25/22	500,000	EUR	774,550
1.30%, 7/25/19	106,131	EUR	155,249
1.80%, 7/25/40	228,300	EUR	359,363
1.85%, 7/25/27	80,000	EUR	130,169
2.10%, 7/25/23	350,000	EUR	597,507
2.25%, 7/25/20	243,248	EUR	375,083
3.15%, 7/25/32	369,690	EUR	682,863
3.40%, 7/25/29	124,634	EUR	232,161
Japanese Government CPI Linked Bond,
0.10%, 9/10/23	68,476,000	JPY	715,966
1.40%, 3/10/18	14,955,000	JPY	168,679
Mexican Bonos, 7.50%, 5/29/31	16,220,000	MXN	1,247,679
Mexican Udibonos, 4.00%, 11/15/40	10,200,834	MXN	764,606

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     87

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
4.50%, 11/22/35	$16,321,334	MXN	$1,320,849
New Zealand Government Bond, 3.00%, 9/20/30	1,000,000	NZD	828,117
New Zealand Index Linked, 2.02%, 9/20/25	4,700,000	NZD	3,639,371
Poland Government Bond, 3.00%, 8/24/16	2,339,687	PLN	776,060
Slovenia Government International Bond, Sr. Unsecured, 4.70%, 11/01/16•,Ω	200,000	EUR	283,339
Sweden Government Bond,
4.29%, 12/01/15	11,400,000	SEK	2,271,872
4.29%, 12/01/28	2,200,000	SEK	561,577
5.16%, 12/01/20	900,000	SEK	217,053
U.K. Gilt Inflation Linked,
0.13%, 3/22/24	10,919,055	GBP	18,525,112
0.13%, 3/22/29	1,359,104	GBP	2,267,495
0.13%, 3/22/44	2,620,523	GBP	4,399,847
0.13%, 3/22/68	50,480	GBP	88,927
0.38%, 3/22/62	128,276	GBP	248,841
0.50%, 3/22/50	484,341	GBP	933,482
0.63%, 3/22/40	349,284	GBP	659,977
0.63%, 11/22/42	889,890	GBP	1,715,186
0.75%, 3/22/34	3,256,620	GBP	6,108,715
0.75%, 11/22/47	1,116,282	GBP	2,281,389
1.13%, 11/22/37	685,570	GBP	1,420,370
1.25%, 11/22/27	1,234,050	GBP	2,402,331
1.25%, 11/22/32	348,303	GBP	705,920
1.25%, 11/22/55	393,486	GBP	982,903
1.88%, 11/22/22	527,090	GBP	1,047,658
6.21%, 7/17/24	150,000	GBP	807,873
7.23%, 4/16/20	250,000	GBP	1,492,316

TOTAL GOVERNMENT			$100,344,623

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $101,375,119)			$100,649,196
FOREIGN GOVERNMENT SECURITIES – 0.7%
GOVERNMENT – 0.7%
Autonomous Community of Catalonia, 4.75%, 6/04/18	100,000	EUR	141,507
Mexican Bonos de Proteccion al Ahorro,
3.99%, 4/01/18Δ	15,500,000	MXN	1,151,814
4.32%, 1/30/20Δ	3,900,000	MXN	300,164
South Africa Government Bond, Series R207, Sr. Unsecured, 7.25%, 1/15/20	15,475,000	ZAR	1,311,415

TOTAL GOVERNMENT			$2,904,900

TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,521,898)			$2,904,900

Description	Par Value	Value
MORTGAGE-BACKED SECURITIES – 0.1%
WHOLE LOAN – 0.1%
WAMU Mortgage Pass-Through Certificates,
2.38%, 11/25/36Δ	$413,314	$321,416
2.55%, 3/25/37Δ	182,342	172,751

TOTAL WHOLE LOAN		$494,167

TOTAL MORTGAGE-BACKED SECURITIES (COST $439,528)		$494,167
U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 17.0%
U.S. TREASURY INFLATION INDEXED BONDS – 7.4%
U.S. Treasury Inflation Indexed Bond,
0.13%, 4/15/18	1,500,000	1,562,961
0.75%, 2/15/42	1,870,000	1,668,656
1.38%, 1/15/20	600,000	707,610
1.75%, 1/15/28	6,200,000	7,674,923
1.88%, 7/15/19	7,441,000	9,160,442
2.00%, 1/15/26	1,118,000	1,506,074
2.13%, 2/15/40	300,000	385,771
2.13%, 2/15/41	300,000	381,499
2.38%, 1/15/25	1,123,000	1,650,603
2.50%, 1/15/29	4,650,000	6,160,350
3.38%, 4/15/32	324,000	590,859
3.88%, 4/15/29	350,000	704,574

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$32,154,322
U.S. TREASURY INFLATION INDEXED NOTES – 9.6%
U.S. Treasury Inflation Indexed Note,
0.13%, 4/15/16	1,000,000	1,089,185
0.13%, 1/15/22	5,650,000	5,749,224
0.38%, 7/15/23#	8,950,000	8,934,774
0.63%, 7/15/21	2,580,000	2,778,240
1.13%, 1/15/21	1,200,000	1,373,063
1.25%, 4/15/14	40,000	44,296
1.25%, 7/15/20	2,500,000	2,917,281
1.63%, 1/15/15ø	400,000	502,763
1.63%, 1/15/18	1,750,000	2,137,652
1.88%, 7/15/15	900,000	1,136,632
2.00%, 7/15/14	8,600,000	10,852,147
2.00%, 1/15/16	508,000	636,769
2.13%, 1/15/19	2,100,000	2,579,546
2.38%, 1/15/17	550,000	702,968

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$41,434,540

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $73,951,457)		$73,588,862

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $188,603,276)		$187,043,253

January 31, 2014 (unaudited)

88     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
REAL ESTATE RELATED SECURITIES – 38.7%
COMMON STOCKS – 10.8%
DEPARTMENT STORES – 0.3%
Lifestyle International Holdings Ltd.	835,400	$1,497,819
DIVERSIFIED REAL ESTATE ACTIVITIES – 5.6%
CapitaLand Ltd.	562,150	1,215,221
City Developments Ltd.	205,000	1,404,934
Daito Trust Construction Co. Ltd.	5,601	533,951
Daiwa House Industry Co. Ltd.	147,006	2,825,876
Hang Lung Properties Ltd.	478,100	1,327,063
Kerry Properties Ltd.	395,000	1,269,385
Mitsubishi Estate Co. Ltd.	188,210	4,688,210
Mitsui Fudosan Co. Ltd.	179,689	5,784,449
Sumitomo Realty & Development Co. Ltd.	55,600	2,498,925
Sun Hung Kai Properties Ltd.	164,467	2,008,226
Tokyo Tatemono Co. Ltd.	40,100	380,709
Wharf Holdings Ltd.	69,000	471,032

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$24,407,981
FINANCIALS – 0.1%
Brixmor Property Group, Inc.	16,300	337,084
Fabege AB	4,800	60,921
Unite Group PLC	9,200	61,978

TOTAL FINANCIALS		$459,983
HOTELS, RESTAURANTS & LEISURE – 1.2%
Extended Stay America, Inc.*	5,700	145,065
Hilton Worldwide Holdings, Inc.*	24,500	530,425
Melia Hotels International SA	119,500	1,553,685
Shangri-La Asia Ltd.	632,416	1,050,796
Starwood Hotels & Resorts Worldwide, Inc.	23,700	1,770,627

TOTAL HOTELS, RESTAURANTS & LEISURE		$5,050,598
REAL ESTATE DEVELOPMENT – 1.0%
Cheung Kong Holdings Ltd.	53,634	793,754
China Overseas Land & Investment Ltd.	661,500	1,785,005
China Resources Land Ltd.	268,000	631,011
Guangzhou R&F Properties Co. Ltd.	470,000	623,535
Sino Land Co. Ltd.	268,982	357,543
Wing Tai Holdings Ltd.	195,975	265,547

TOTAL REAL ESTATE DEVELOPMENT		$4,456,395
REAL ESTATE OPERATING COMPANIES – 2.6%
Aeon Mall Co. Ltd.	73,700	2,185,681
Castellum AB	94,618	1,510,676
Central Pattana PCL	832,000	945,168
Central Pattana PCL NVDR	116,000	131,778
Global Logistic Properties Ltd.	364,300	801,788

Description	Number of Shares	Value
Hongkong Land Holdings Ltd.	385,681	$2,321,800
Hufvudstaden AB	14,624	196,098
Hulic Co. Ltd.	22,220	285,552
Hysan Development Co. Ltd.	430,617	1,702,767
LEG Immobilien AG*	8,600	512,033
PSP Swiss Property AG	3,625	312,262
Swire Properties Ltd.	101,500	262,124

TOTAL REAL ESTATE OPERATING COMPANIES		$11,167,727

TOTAL COMMON STOCKS
(COST $38,556,040)		$47,040,503
EXCHANGE-TRADED FUNDS – 3.4%
EQUITY FUNDS – 3.4%
SPDR Dow Jones International Real Estate ETFS	231,800	9,151,464
Vanguard REIT ETFS	83,700	5,634,684

TOTAL EQUITY FUNDS		$14,786,148

TOTAL EXCHANGE-TRADED FUNDS (COST $15,320,013)		$14,786,148
PREFERRED STOCKS – 0.0%**
CONSUMER FINANCE – 0.0%**
SLM Corp.	3,000	71,160

TOTAL PREFERRED STOCKS (COST $71,100)		$71,160
REAL ESTATE INVESTMENT TRUSTS – 24.5%
DIVERSIFIED – 4.0%
British Land Co. PLC	63,445	684,711
Dexus Property Group	680,443	592,513
Duke Realty Corp.	47,000	738,370
Fonciere Des Regions	3,146	257,977
GPT Group	305,000	963,585
ICADE	25,061	2,200,379
Kenedix Realty Investment Corp.	72	360,106
Land Securities Group PLC	178,861	3,025,562
Lexington Realty Trust	33,400	361,054
Liberty Property Trust	21,800	793,520
Mapletree Greater China Commercial Trust	350,900	223,993
Mirvac Group	614,970	898,780
Shaftesbury PLC	61,233	627,117
Stockland	580,060	1,842,733
US Urban Consumers NSA	249	372,635
Vornado Realty Trust	35,697	3,278,056

TOTAL DIVERSIFIED		$17,221,091
FINANCIALS – 0.8%
Activia Properties, Inc.	31	259,421
American Homes 4 Rent	47,800	797,304
Atrium European Real Estate Ltd.	10,500	58,997

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     89

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
CapitaMalls Asia Ltd.	239,600	$330,289
Corio NV	2,950	125,528
Gecina SA	2,280	278,354
GLP J-Reit	176	183,114
Japan Hotel REIT Investment Corp.	262	126,936
Lifestyle Properties Development Ltd.*	41,770	7,155
Nieuwe Steen Investments NV	73,760	437,616
Orix JREIT, Inc.	200	266,223
Spirit Realty Capital, Inc.	30,100	319,060
Suntec Real Investment Trust	204,700	258,130

TOTAL FINANCIALS		$3,448,127
INDUSTRIALS – 1.4%
Ascendas Real Estate Investment Trust	47,800	79,745
Goodman Group	149,145	609,549
Nippon Prologis REIT, Inc.	30	303,905
Prologis, Inc.	133,021	5,155,894

TOTAL INDUSTRIALS		$6,149,093
OFFICE – 4.7%
Alexandria Real Estate Equities, Inc.	33,300	2,335,329
BioMed Realty Trust, Inc.	26,500	517,015
Boston Properties, Inc.	37,700	4,074,993
Brandywine Realty Trust	28,500	406,125
CapitaCommercial Trust	505,000	561,660
Derwent London PLC	55,758	2,282,346
Douglas Emmett, Inc.	20,800	528,944
Great Portland Estates PLC	237,514	2,360,264
Highwoods Properties, Inc.	9,900	367,686
Investa Office Fund	110,707	300,345
Japan Real Estate Investment Corp.	153	792,180
Kilroy Realty Corp.	63,100	3,331,680
Nippon Building Fund, Inc.	76	433,669
SL Green Realty Corp.	23,100	2,166,087

TOTAL OFFICE		$20,458,323
REAL ESTATE OPERATING COMPANIES – 0.1%
Safestore Holdings PLC	63,600	200,740
RESIDENTIAL – 2.9%
American Campus Communities, Inc.	43,800	1,522,488
AvalonBay Communities, Inc.	4,429	546,981
Boardwalk Real Estate Investment Trust	5,600	294,141
BRE Properties, Inc.	26,300	1,554,330
Equity Residential	71,200	3,943,056
Essex Property Trust, Inc.	18,350	2,906,090
Post Properties, Inc.	12,400	581,932
UDR, Inc.	39,819	969,194

TOTAL RESIDENTIAL		$12,318,212

Description	Number of Shares	Value
RETAIL – 7.2%
Calloway Real Estate Investment Trust	4,200	$93,710
CapitaMall Trust	82,042	120,163
CFS Retail Property Trust Group	305,000	517,827
DDR Corp.	101,510	1,590,662
Eurocommercial Properties NV	6,127	252,038
Federal Realty Investment Trust	20,100	2,190,900
Federation Centres Ltd.	205,000	407,252
Frasers Centrepoint Trust	76,000	101,194
General Growth Properties, Inc.	51,974	1,046,756
Hammerson PLC	187,925	1,623,425
Japan Retail Fund Investment Corp.	474	954,309
Kimco Realty Corp.	33,200	694,212
Klepierre	28,132	1,220,970
Link REIT (The)	121,300	548,395
Macerich Co. (The)	35,184	1,991,414
Mercialys SA	6,120	125,380
Ramco-Gershenson Properties Trust	11,700	186,849
RioCan Real Estate Investment TrustS	108,745	2,419,484
Simon Property Group, Inc.	52,999	8,206,365
Tanger Factory Outlet Centers	5,310	177,248
Taubman Centers, Inc.	33,400	2,171,668
Unibail-Rodamco SE	14,434	3,478,800
Westfield Group	31,041	277,089
Westfield Retail Trust	380,763	1,006,340

TOTAL RETAIL		$31,402,450
SPECIALIZED – 3.4%
HCP, Inc.	6,900	270,135
Health Care REIT, Inc.	66,600	3,857,472
Healthcare Realty Trust, Inc.	17,100	391,932
Healthcare Trust of America, Inc.	17,500	187,775
Host Hotels & Resorts, Inc.	207,614	3,818,021
LaSalle Hotel Properties	16,300	501,388
Pebblebrook Hotel Trust	9,800	295,274
Plum Creek Timber Co., Inc.	32,000	1,378,240
Public Storage	4,850	764,312
Senior Housing Properties Trust	16,600	373,832
Strategic Hotels & Resorts, Inc.*	35,800	333,298
Sunstone Hotel Investors, Inc.	19,700	252,751
Ventas, Inc.	33,584	2,095,306
Weyerhaeuser Co.	10,600	316,728

TOTAL SPECIALIZED		$14,836,464

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $90,486,142)		$106,034,500

TOTAL REAL ESTATE RELATED SECURITIES
(COST $144,433,295)		$167,932,311

January 31, 2014 (unaudited)

90     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value
COMMODITY RELATED SECURITIES – 13.1%
EXCHANGE-TRADED FUND – 4.0%
COMMODITY FUND – 4.0%
PowerShares DB Commodity Index Tracking Fund ETP*,S	699,500	$17,403,560

TOTAL EXCHANGE-TRADED FUND
(COST $18,704,368)		$17,403,560
INVESTMENT COMPANIES – 8.2%
COMMODITY FUNDS – 8.2%
Credit Suisse Commodity Return Strategy Fund	1,724,196	12,379,729
PIMCO CommoditiesPLUS Strategy Fund	2,217,377	23,260,285

TOTAL COMMODITY FUNDS		$35,640,014

TOTAL INVESTMENT COMPANIES
(COST $36,576,944)		$35,640,014
	Par Value
STRUCTURED NOTE – 0.9%
FINANCIALS – 0.9%
Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index, 0.04%, 07/22/2014‡	$4,000,000	3,556,400

TOTAL STRUCTURED NOTE
(COST $4,000,000)		$3,556,400

TOTAL COMMODITY RELATED SECURITY
(COST $59,281,312)		$56,599,974

	Number of Shares
SHORT-TERM INVESTMENTS – 8.7%
MONEY MARKET FUNDS – 7.6%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	33,074,945	33,074,945

TOTAL MONEY MARKET FUNDS
(COST $33,074,945)		$33,074,945

	Par Value
REPURCHASE AGREEMENT – 1.1%
BNP Paribas Securities Corp., Inc., 0.04%, dated 01/31/14, due 02/03/14, repurchase price $4,800,016, collateralized by a U.S. Treasury Security 0.38%, maturing 07/15/23; total market value of $4,903,768.	$4,800,000	4,800,000

TOTAL REPURCHASE AGREEMENTS
(COST $4,800,000)		$4,800,000

TOTAL SHORT-TERM INVESTMENT
(COST $37,874,945)		$37,874,945

Description	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%
REPURCHASE AGREEMENTS – 1.0%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.62% to 8.00%, maturing 03/01/14 to 08/15/53, total market value of $1,020,000.	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,000,003, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $1,020,000.	1,000,000	1,000,000
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $1,000,002, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $1,020,006.	1,000,000	1,000,000
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $499,940, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $509,938.	499,939	499,939
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $616,311, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15814 to 06/15/55, total market value of $628,637.	616,309	616,309

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,116,248)		$4,116,248

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 104.6%
(COST $434,309,076)		$453,566,731

	Contracts
WRITTEN OPTIONS – 0.0%**
PUT OPTIONS – 0.0%**
INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(260)	$(2,614)
U.S. 5Y Futures, Strike Price $2.85, Expiring 4/14/2014	(270)	(551)

TOTAL PUT OPTIONS		$(3,165)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $55,480)		$(3,165)

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     91

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Value

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 104.6%	$453,563,566
COLLATERAL FOR SECURITIES ON LOAN – (1.0%)	(4,116,248)
OTHER LIABILITIES LESS ASSETS – (3.6%)	(15,681,715)

TOTAL NET ASSETS – 100.0%	$433,765,603

Cost of investments for Federal income tax purposes is $450,933,492. The net unrealized appreciation/(depreciation) of investments was $2,633,239. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $29,918,914 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,285,675.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2014 (unaudited)

92     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$393,383	$—	$393,383
Corporate Bonds	—	4,022,745	—	4,022,745
Exchange-Traded Funds	4,990,000	—	—	4,990,000
Foreign Government Inflation-Linked Securities	—	100,649,196	—	100,649,196
Foreign Government Securities	—	2,904,900	—	2,904,900
Mortgage-Backed Securities	—	494,167	—	494,167
U.S. Government Inflation-Linked Securities	—	73,588,862	—	73,588,862
Real Estate Related Securities
Common Stocks	47,040,503	—	—	47,040,503
Exchange-Traded Funds	14,786,148	—	—	14,786,148
Preferred Stocks	71,160	—	—	71,160
Real Estate Investment Trusts	106,034,500	—	—	106,034,500
Commodity Related Securities
Exchange-Traded Fund	17,403,560	—	—	17,403,560
Investment Companies	35,640,014	—	—	35,640,014
Structured Note	—	3,556,400	—	3,556,400
Short-Term Investments
Money Market Funds	33,074,945	—	—	33,074,945
Repurchase Agreements	—	8,916,248	—	8,916,248

Total Investments	259,040,830	194,525,901	—	453,566,731

Other Financial Instruments^
Forward Foreign Currency Contracts	—	2,130,413	—	2,130,413
Financial Futures Contracts	—	45,446	—	45,446
Credit Default Swaps	—	2,307	—	2,307
Interest Rate Swaps	—	6,434	—	6,434

Total Assets	$259,040,830	$196,710,501	$—	$455,751,331

Liabilities
Other Financial Instruments^
Written Options	—	(3,165)	—	(3,165)
Forward Foreign Currency Contracts	—	(1,624,731)	—	(1,624,731)
Financial Futures Contracts	—	(52,334)	—	(52,334)
Credit Default Swaps	—	(42,125)	—	(42,125)
Interest Rate Swaps	—	(235,401)	—	(235,401)

Total Liabilities	$—	$(1,957,756)	$—	$(1,957,756)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, credit default swaps, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     93

Wilmington Multi-Manager Real Asset Fund (continued)

At January 31, 2014, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/3/2014	Bank of Tokyo	16,898 Singapore Dollar	$13,245	$13,235	$(10)
2/3/2014	Bank of Tokyo	16,453 Swedish Krona	2,546	2,511	(35)
2/4/2014	Banc of America Securities	32,400,000 Japanese Yen	313,953	317,124	3,171
2/4/2014	Banc of America Securities	19,806,000 Pound Sterling	32,845,221	32,558,130	(287,091)
2/4/2014	Credit Suisse	14,240,000 Danish Krone	2,629,894	2,574,022	(55,872)
2/4/2014	Banc of America Securities	13,028,415 Brazilian Real	5,368,115	5,393,239	25,124
2/4/2014	Credit Suisse	11,250,665 Euro	15,368,408	15,173,868	(194,540)
2/4/2014	HSBC Securities, Inc.	11,225,000 Swedish Krona	1,747,749	1,713,268	(34,481)
2/4/2014	Morgan Stanley & Co., Inc.	6,364,122 Brazilian Real	2,622,974	2,634,490	11,516
2/4/2014	Societe Generale Securities	6,256,395 New Zealand Dollar	5,182,060	5,057,596	(124,464)
2/4/2014	Barclays Bank International	5,906,333 Brazilian Real	2,493,702	2,444,984	(48,718)
2/4/2014	Credit Suisse	5,765,466 Brazilian Real	2,376,238	2,386,671	10,433
2/4/2014	Barclays Bank International	4,430,151 Brazilian Real	1,864,542	1,833,904	(30,638)
2/4/2014	JP Morgan Securities	4,332,521 Brazilian Real	1,785,649	1,793,489	7,840
2/4/2014	Royal Bank of Canada	4,327,322 Brazilian Real	1,783,506	1,791,337	7,831
2/4/2014	Barclays Bank International	3,770,000 Canadian Dollar	3,538,856	3,384,665	(154,191)
2/4/2014	Societe Generale Securities	3,057,000 Australian Dollar	2,691,380	2,674,673	(16,707)
2/4/2014	Deutsche Bank	2,985,939 Brazilian Real	1,236,926	1,236,059	(867)
2/4/2014	Credit Suisse	2,928,899 Brazilian Real	1,236,344	1,212,446	(23,898)
2/4/2014	Morgan Stanley & Co., Inc.	2,339,601 Brazilian Real	984,473	968,501	(15,972)
2/4/2014	Barclays Bank International	886,025 Brazilian Real	374,000	366,779	(7,221)
2/4/2014	Royal Bank of Scotland	834,000 New Zealand Dollar	683,503	674,196	(9,307)
2/4/2014	Bank of Tokyo	534,529 Japanese Yen	5,203	5,232	29
2/4/2014	HSBC Securities, Inc.	393,000 Pound Sterling	648,312	646,034	(2,278)
2/4/2014	Chase Manhattan Corp.	111,000 Euro	150,377	149,707	(670)
2/4/2014	Bank of Tokyo	14,411 Singapore Dollar	11,305	11,287	(18)
2/4/2014	Bank of Tokyo	8,258 Swedish Krona	1,267	1,260	(7)
2/4/2014	Bank of Tokyo	1,750 Pound Sterling	2,885	2,877	(8)
2/5/2014	Bank of Tokyo	1,090,061 Japanese Yen	10,665	10,670	5
2/5/2014	Bank of Tokyo	33,126 Swedish Krona	5,065	5,056	(9)
2/5/2014	Bank of Tokyo	4,009 Singapore Dollar	3,144	3,140	(4)
2/21/2014	UBS AG	597,284 Australian Dollar	529,029	522,033	(6,996)
2/21/2014	Societe Generale Securities	489,075 Pound Sterling	798,652	803,870	5,218
2/21/2014	Societe Generale Securities	101,955 Canadian Dollar	93,070	91,500	(1,570)
3/4/2014	Banc of America Securities	32,400,000 Japanese Yen	315,482	317,162	1,680
3/4/2014	HSBC Securities, Inc.	1,000,000 New Zealand Dollar	825,585	806,907	(18,678)
CONTRACTS SOLD
2/3/2014	Bank of Tokyo	859,705 Japanese Yen	8,422	8,415	7
2/4/2014	Banc of America Securities	32,400,000 Japanese Yen	315,438	317,124	(1,686)
2/4/2014	Barclays Bank International	19,982,000 Pound Sterling	32,523,263	32,847,448	(324,185)
2/4/2014	HSBC Securities, Inc.	14,250,000 Danish Krone	2,597,138	2,575,830	21,308
2/4/2014	Banc of America Securities	13,028,415 Brazilian Real	5,369,663	5,393,239	(23,576)
2/4/2014	Citigroup Global Markets	9,656,665 Euro	13,294,031	13,024,027	270,004
2/4/2014	Deutsche Bank	7,090,395 New Zealand Dollar	5,775,028	5,731,792	43,236
2/4/2014	Barclays Bank International	6,872,758 Brazilian Real	2,832,609	2,845,045	(12,436)
2/4/2014	Credit Suisse	4,376,648 Brazilian Real	1,852,432	1,811,756	40,676

January 31, 2014 (unaudited)

94     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
2/4/2014	Morgan Stanley & Co., Inc.	4,351,861 Brazilian Real	$1,854,302	$1,801,495	$52,807
2/4/2014	Morgan Stanley & Co., Inc.	4,351,861 Brazilian Real	1,848,395	1,801,495	46,900
2/4/2014	Barclays Bank International	4,349,751 Brazilian Real	1,837,043	1,800,622	36,421
2/4/2014	JP Morgan Securities	4,332,521 Brazilian Real	1,842,607	1,793,489	49,118
2/4/2014	Royal Bank of Canada	4,327,322 Brazilian Real	1,850,192	1,791,337	58,855
2/4/2014	Credit Suisse	4,317,718 Brazilian Real	1,825,288	1,787,361	37,927
2/4/2014	Banc of America Securities	3,057,000 Australian Dollar	2,704,115	2,674,673	29,442
2/4/2014	Deutsche Bank	2,097,681 Brazilian Real	884,444	868,355	16,089
2/4/2014	HSBC Securities, Inc.	1,705,000 Euro	2,341,170	2,299,548	41,622
2/4/2014	Deutsche Bank	888,258 Brazilian Real	366,096	367,703	(1,607)
2/4/2014	Chase Manhattan Corp.	171,000 Pound Sterling	283,150	281,099	2,051
2/4/2014	Banc of America Securities	46,000 Pound Sterling	75,166	75,617	(451)
2/13/2014	Citigroup Global Markets	26,414,000 Swedish Krona	3,991,678	4,030,998	(39,320)
2/14/2014	JP Morgan Securities	178,714 Turkish Lira	81,515	78,763	2,752
2/18/2014	HSBC Securities, Inc.	36,000,000 Japanese Yen	362,532	352,381	10,151
2/21/2014	UBS AG	52,859,147 Japanese Yen	512,711	517,411	(4,700)
2/21/2014	Societe Generale Securities	35,600,496 Japanese Yen	343,656	348,475	(4,819)
2/21/2014	Societe Generale Securities	8,622,773 Pound Sterling	14,025,251	14,172,845	(147,594)
2/21/2014	UBS Warburg LLC	7,071,783 Euro	9,707,500	9,537,775	169,725
2/21/2014	Societe Generale Securities	5,307,534 Swedish Krona	804,089	809,873	(5,784)
2/21/2014	UBS Warburg LLC	1,283,340 Canadian Dollar	1,202,395	1,151,741	50,654
2/21/2014	Societe Generale Securities	1,190,622 Australian Dollar	1,056,700	1,040,617	16,083
3/4/2014	Banc of America Securities	19,806,000 Pound Sterling	32,838,348	32,551,601	286,747
3/4/2014	Credit Suisse	11,250,665 Euro	15,368,014	15,173,882	194,132
3/4/2014	Societe Generale Securities	6,256,395 New Zealand Dollar	5,171,755	5,048,329	123,426
3/4/2014	Societe Generale Securities	3,057,000 Australian Dollar	2,686,311	2,669,988	16,323
3/6/2014	Morgan Stanley & Co., Inc.	24,631,751 Mexican Peso	1,864,700	1,836,900	27,800
3/6/2014	Societe Generale Securities	22,927,806 Mexican Peso	1,750,321	1,709,829	40,492
3/6/2014	Banc of America Securities	13,028,415 Brazilian Real	5,328,377	5,351,840	(23,463)
3/6/2014	Citigroup Global Markets	6,702,000 Mexican Peso	498,938	499,798	(860)
3/6/2014	Barclays Bank International	5,906,333 Brazilian Real	2,475,516	2,426,216	49,300
3/6/2014	Barclays Bank International	4,430,151 Brazilian Real	1,851,141	1,819,827	31,314
3/6/2014	Deutsche Bank	2,985,939 Brazilian Real	1,227,973	1,226,570	1,403
3/6/2014	Credit Suisse	2,928,899 Brazilian Real	1,227,355	1,203,139	24,216
3/6/2014	Barclays Bank International	2,660,000 Mexican Peso	199,719	198,368	1,351
3/6/2014	Morgan Stanley & Co., Inc.	2,339,601 Brazilian Real	977,236	961,066	16,170
3/20/2014	Citigroup Global Markets	3,723,000 Canadian Dollar	3,507,912	3,339,098	168,814
4/15/2014	Citigroup Global Markets	16,217,706 South African Rand	1,498,725	1,442,901	55,824
4/30/2014	JP Morgan Securities	2,644,636 Polish Zloty	858,543	834,117	24,426
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$505,682

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     95

Wilmington Multi-Manager Real Asset Fund (continued)

At January 31, 2014, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
2/21/2014	Societe Generale Securities	68,288 Euro	$92,868	$92,102	$766
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$766

At January 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
90 DAY STERLING	June 2015	361	$72,042,306	$72,087,752	$45,446
SHORT POSITIONS:
EURO-BOBL FUTURE	March 2014	20	3,411,293	3,443,548	(32,255)
EURO-BUND FUTURE	March 2014	4	778,127	781,599	(3,472)
LONG 10YR GILT FUT	March 2014	10	1,791,097	1,805,575	(14,478)
U.S. 10YR TREASURY NOTE	March 2014	4	500,871	503,000	(2,129)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(6,888)

At January 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank#	12/11/15	$5,000,000	4.00%	3 Month NZD Bank Bill	$(7,853)	$(257)	$(7,596)
Barclays Bank PLC#	12/11/15	4,200,000	4.00	3 Month NZD Bank Bill	(6,597)	(663)	(5,934)
Citibank NA#	12/11/15	1,200,000	4.00	3 Month NZD Bank Bill	(1,885)	(878)	(1,007)
Barclays Bank PLC#	06/18/44	600,000	3.75	3 Month USD LIBOR	(9,292)	(9,180)	(112)
Barclays Bank PLC#	12/11/23	2,000,000	5.25	6 Month BBR BBSW Index	(4,564)	(10,998)	6,434
Chicago Mercantile Exchange#	09/18/23	260,000,000	1.00	6 Month JPY LIBOR	(59,120)	(15,364)	(43,756)
Morgan Stanley Capital Servives#	01/04/21	2,700,000	13.16	BRL Cetip Interbank Deposit	(2,433)	(980)	(1,453)
Barclays Bank PLC*	12/19/15	2,800,000	1.73	US Urban Consumers NSA	(2,585)	—	(2,585)
Deutsche Bank AG*	11/29/16	3,500,000	1.85	US Urban Consumers NSA	(6,683)	—	(6,683)
Deutsche Bank AG*	11/29/16	900,000	1.82	US Urban Consumers NSA	(1,170)	—	(1,170)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42	US Urban Consumers NSA	(13,624)	—	(13,624)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25	US Urban Consumers NSA	(61,984)	173	(62,157)
Citibank NA*	07/15/17	200,000	2.25	US Urban Consumers NSA	(428)	35	(463)
Goldman Sachs Group, Inc.*	07/15/22	1,600,000	2.50	US Urban Consumers NSA	(42,128)	27,067	(69,195)
Deutsche Bank AG*	07/15/22	400,000	2.50	US Urban Consumers NSA	(10,532)	5,154	(15,686)
Citibank NA*	07/17/22	500,000	2.50	US Urban Consumers NSA	(684)	3,296	(3,980)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(231,562)	$(2,595)	$(228,967)

January 31, 2014 (unaudited)

96     PORTFOLIO OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (concluded)

At January 31, 2014, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at January 31, 2014(b)	Fair Value(c)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services##	03/20/19	$800,000	1.00%	BRL LA SP	2.07%	$(38,866)	$(40,358)	$1,492
Bank of America NA##	03/20/19	300,000	1.00	BRL LA SP BCA	2.09	(14,575)	(15,390)	815
Barclays Bank PLC##	12/20/18	2,200,000	5.00	CDX.EM.20	2.84	166,591	208,716	(42,125)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$113,150	$152,968	$(39,818)

*	Portfolio pays the fixed rate and receives the floating rate.

# Portfolio pays the floating rate and receives the fixed rate.

## The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 99.9%
ALTERNATIVE INVESTMENT FUND – 2.5%
AQR Managed Futures Strategy Fund, Class I	103,740	$1,064,374
ASSET ALLOCATION FUND – 2.2%
Legg Mason BW Absolute Return Opportunities Fund, Class I	74,163	912,201
COMMODITY FUNDS – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I	49,046	352,153
DEBT FUNDS – 64.3%
Federated Ultrashort Bond Fund, Institutional Shares¤	280,151	2,568,982
MFS Emerging Markets Debt Fund, Class I	178,416	2,556,701
PIMCO Unconstrained Bond Fund, Institutional Shares	180,103	2,008,147
RidgeWorth Seix Floating Rate High Income Fund, Class I	264,666	2,403,164
Wilmington Intermediate-Term Bond Fund, Class I§	1,767,710	17,836,189

TOTAL DEBT FUNDS		$27,373,183
EQUITY FUNDS – 23.5%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	6,318	212,208
Diamond Hill Large Cap Fund, Class Y	30,731	638,889
Gateway Fund, Class Y	51,357	1,465,224
LSV Value Equity Fund	30,771	636,030
Morgan Stanley Focus Growth Fund, Class I	12,324	667,330
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	18,975	382,353
Sterling Capital Mid Value Fund, Institutional Class	36,561	682,226

Description	Number of Shares	Value
T Rowe Price Institutional Large-Cap Growth Fund	24,422	$659,386
Wilmington Large-Cap Strategy Fund, Class I§	33,507	550,528
Wilmington Mid-Cap Growth Fund, Class I§	37,715	678,871
Wilmington Multi-Manager International Fund, Class I§	409,371	3,070,286
Wilmington Small-Cap Strategy Fund, Class I§	23,825	346,657

TOTAL EQUITY FUNDS		$9,989,988
EXCHANGE-TRADED FUNDS – 4.5%
iShares Cohen & Steers REIT ETF	5,150	402,627
iShares TIPS ETF	9,350	1,049,163
SPDR Dow Jones International Real Estate ETF	11,850	467,838

TOTAL EXCHANGE-TRADED FUNDS		$1,919,628
MONEY MARKET FUNDS – 2.1%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^§	899,748	899,748

TOTAL INVESTMENT COMPANIES
(COST $41,340,202)		$42,511,275
MONEY MARKET FUND – 0.0%**
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	10,150	10,150

TOTAL MONEY MARKET FUND
(COST $10,150)		$10,150

TOTAL INVESTMENTS – 99.9%
(COST $41,350,352)		$42,521,425
OTHER ASSETS LESS LIABILITIES – 0.1%		24,776

TOTAL NET ASSETS – 100.0%		$42,546,201

Cost of investments for Federal income tax purposes is $41,738,885. The net unrealized appreciation/(depreciation) of investments was $782,540. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,665,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $883,399.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2014 (unaudited)

98     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Conservative Fund

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$42,511,275	$—	$—	$42,511,275
Money Market Fund	10,150	—	—	10,150

Total	$42,521,425	$—	$—	$42,521,425

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 87.7%
ALTERNATIVE INVESTMENT FUND – 2.5%
AQR Managed Futures Strategy Fund, Class I	148,864	$1,527,344
ASSET ALLOCATION FUND – 2.3%
Legg Mason BW Absolute Return Opportunities Fund, Class I	117,433	1,444,422
COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I	67,439	484,210
DEBT FUNDS – 17.7%
Federated Ultrashort Bond Fund, Institutional Shares¤	207,836	1,905,858
MFS Emerging Markets Debt Fund, Class I	216,121	3,097,020
PIMCO Unconstrained Bond Fund, Institutional Shares	215,304	2,400,639
RidgeWorth Seix Floating Rate High Income Fund, Class I	378,889	3,440,316

TOTAL DEBT FUNDS		$10,843,833
EQUITY FUNDS – 59.0%
DFA U.S. Small Cap Value Portfolio, Institutional Shares	26,668	895,791
Diamond Hill Large Cap Fund, Class Y	134,652	2,799,409
Gateway Fund, Class Y	88,967	2,538,220
Harbor International Fund, Institutional Shares	66,441	4,486,073
Lazard Emerging Markets Equity Portfolio, Institutional Shares	32,284	553,992
LSV Value Equity Fund	135,676	2,804,430
MFS International New Discovery Fund, Class I	22,088	614,720
Morgan Stanley Focus Growth Fund, Class I	59,242	3,207,971
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	85,995	1,732,795
Sterling Capital Mid Value Fund, Institutional Class	158,769	2,962,622
T Rowe Price Institutional Large-Cap Growth Fund	112,609	3,040,438
Wilmington Mid-Cap Growth Fund, Class I§	164,928	2,968,697
Wilmington Multi-Manager International Fund, Class I§	818,287	6,137,152
Wilmington Small-Cap Strategy Fund, Class I§	103,236	1,502,077

TOTAL EQUITY FUNDS		$36,244,387

Description	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 4.3%
iShares Cohen & Steers REIT ETF#	7,100	$555,078
iShares TIPS ETF	12,850	1,441,898
SPDR Dow Jones International Real Estate ETF	16,300	643,524

TOTAL EXCHANGE-TRADED FUNDS		$2,640,500
MONEY MARKET FUND – 1.1%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	676,006	676,006

TOTAL INVESTMENT COMPANIES
(COST $48,400,656)		$53,860,702

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$1,392	$1,571
Series 2012-114, Class VM, 3.50%, 10/25/25	183,318	191,425

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$192,996
WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	57,056	55,130
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.75%, 11/25/35Δ	37,992	34,014

TOTAL WHOLE LOAN		$89,144

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $300,821)		$282,140
CORPORATE BONDS – 6.0%
AEROSPACE & DEFENSE – 0.1%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	85,000	90,777
BANKS – 0.0%**
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	20,000	20,054
BEVERAGES – 0.3%
Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	130,000	144,489
Diageo Capital PLC,
Company Guaranteed, 3.88%, 4/29/43	15,000	13,638
Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,592

TOTAL BEVERAGES		$167,719

January 31, 2014 (unaudited)

100     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
CAPITAL MARKETS – 0.4%
BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	$38,000	$38,678
Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,209
Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	100,000	103,115
Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	35,000	35,534
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19Δ	30,000	29,816

TOTAL CAPITAL MARKETS		$222,352
CHEMICALS – 0.1%
Dow Chemical Co.,
Sr. Unsecured, 3.00%, 11/15/22	70,000	66,231
COMMERCIAL BANKS – 0.1%
HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	41,059
Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	33,671

TOTAL COMMERCIAL BANKS		$74,730
COMMERCIAL FINANCE – 0.1%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	72,285
COMPUTERS – 0.2%
Apple, Inc.,
Sr. Unsecured, 3.85%, 5/04/43	35,000	30,067
Hewlett-Packard Co.,
Sr. Unsecured, 4.75%, 6/02/14	80,000	81,118

TOTAL COMPUTERS		$111,185
CONSUMER FINANCE – 0.2%
American Express Co.,
Sr. Unsecured, FRN, 0.85%, 5/22/18Δ	30,000	30,032
Capital One Financial Corp.,
Sr. Unsecured, 7.38%, 5/23/14	100,000	102,089

TOTAL CONSUMER FINANCE		$132,121
DIVERSIFIED FINANCIAL SERVICES – 0.6%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	50,059
Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	114,406
FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	122,198
Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	35,000	37,522
Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	25,000	25,206
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	20,000	18,806

TOTAL DIVERSIFIED FINANCIAL SERVICES		$368,197

Description	Par Value	Value
ELECTRIC – 0.4%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	$35,000	$38,400
DTE Energy Co.,
Sr. Unsecured, 3.85%, 12/01/23	10,000	10,152
Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	96,592
UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	70,000	73,288

TOTAL ELECTRIC		$218,432
ENVIORNMENTAL CONTROL – 0.1%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	62,409
FOOD – 0.2%
Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	105,182
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	100,000	105,255
HEALTH CARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	23,607
HOME FURNISHINGS – 0.1%
Whirlpool Corp.,s
Sr. Unsecured, 4.70%, 6/01/22	65,000	69,307
Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	10,289

TOTAL HOME FURNISHINGS		$79,596
HOUSEHOLD PRODUCTS – 0.1%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	62,348
INSURANCE – 0.3%
American International Group, Inc.,
Sr. Unsecured, 3.80%, 3/22/17	100,000	107,295
Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	20,000	18,551
WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,385

TOTAL INSURANCE		$189,231
MEDIA – 0.2%
COX Communications, Inc.,
Sr. Unsecured, 4.50%, 6/30/43•,Ω	100,000	87,728
Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	62,300

TOTAL MEDIA		$150,028
METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	78,885

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     101

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
MISCELLANEOUS MANUFACTURING – 0.1%
General Electric Co., Sr. Unsecured, 4.13%, 10/09/42	$35,000	$32,810
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,165

TOTAL MISCELLANEOUS MANUFACTURING		$52,975
OFFICE/BUSINESS EQUIPMENT – 0.0%**
Xerox Corp., Sr. Unsecured, 2.75%, 3/15/19	30,000	30,331
OIL & GAS – 0.3%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	46,565
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	45,000	42,306
Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	70,000	63,771
Petrobras Global Finance BV, Company Guaranteed, 2.00%, 5/20/16	30,000	29,808

TOTAL OIL & GAS		$182,450
PHARMACEUTICALS – 0.1%
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	19,269
Zoetis, Inc., Sr. Unsecured, 4.70%, 2/01/43	15,000	14,811

TOTAL PHARMACEUTICALS		$34,080
PIPELINES – 0.2%
Buckeye Partners LP, Sr. Unsecured, 2.65%, 11/15/18	40,000	40,002
Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	33,253
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	45,000	50,788

TOTAL PIPELINES		$124,043
REAL ESTATE INVESTMENT TRUSTS – 1.0%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	15,805
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	111,671
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	111,426
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	111,310
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	109,343
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	38,037
Mack-Cali Realty LP, Sr. Unsecured, 2.50%, 12/15/17	90,000	90,446
ProLogis LP, Company Guaranteed, 3.35%, 2/01/21	35,000	34,561

TOTAL REAL ESTATE INVESTMENT TRUSTS		$622,599

Description	Par Value	Value
RETAIL – 0.1%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	$49,000	$55,904
SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	33,127
TELECOMMUNICATIONS – 0.2%
AT&T, Inc., FRN, Sr. Unsecured, 1.15%, 11/27/18Δ	55,000	55,658
Verizon Communications, Inc., Sr. Unsecured, 6.40%, 9/15/33	35,000	41,267

TOTAL TELECOMMUNICATIONS		$96,925
TRANSPORTATION – 0.1%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	25,921
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,290

TOTAL TRANSPORTATION		$82,211

TOTAL CORPORATE BONDS
(COST $3,627,851)		$3,715,269
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%
AIRLINES – 0.2%
Continental Airlines 2009-2, Series A, Pass-Through Certificates, 7.25%, 11/10/19	66,086	76,206
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 8/10/22	53,820	61,960

TOTAL AIRLINES		$138,166

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $119,496)		$138,166
MORTGAGE-BACKED SECURITIES – 2.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.2%
Pool A15865, 5.50%, 11/01/33	80,221	88,498
Pool A19412, 5.00%, 3/01/34	194,120	212,450
Pool C00478, 8.50%, 9/01/26	2,894	3,334
Pool C03517, 4.50%, 9/01/40	62,103	66,540
Pool C04305, 3.00%, 11/01/42	239,905	233,241
Pool C09020, 3.50%, 11/01/42	247,191	250,657
Pool G05774, 5.00%, 1/01/40	433,470	475,282

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,330,002
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%
Pool 533246, 7.50%, 4/01/30	18,719	19,744
Pool AB4089, 3.00%, 12/01/26	57,367	59,361
Pool AJ4050, 4.00%, 10/01/41	178,401	187,377

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$266,482

January 31, 2014 (unaudited)

102     PORTFOLIO OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.1%
Pool 354677, 7.50%, 10/15/23	$22,843	$26,019
Pool 354765, 7.00%, 2/15/24	29,574	33,698
Pool 354827, 7.00%, 5/15/24	27,700	31,563

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$91,280

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,662,434)		$1,687,764
U.S. TREASURY – 2.1%
U.S. TREASURY BONDS – 0.7%
2.75%, 8/15/42	35,000	29,604
3.63%, 8/15/43	71,000	71,260
4.38%, 5/15/40	240,000	275,456
4.75%, 2/15/37	21,000	25,395

TOTAL U.S. TREASURY BONDS		$401,715
U.S. TREASURY NOTES – 1.4%
0.20%, 2/15/14	40,000	40,063
0.63%, 9/30/17	40,000	39,455
1.50%, 12/31/18	87,000	87,119
1.50%, 3/31/19	100,000	99,700
1.63%, 11/15/22	96,000	89,148
2.13%, 5/31/15	65,000	66,660
2.13%, 8/31/20	115,000	115,790
3.50%, 5/15/20	100,000	109,609
4.50%, 2/15/16	100,000	108,446
4.50%, 5/15/17	100,000	111,825

TOTAL U.S. TREASURY NOTES		$867,815

TOTAL U.S. TREASURY
(COST $1,212,557)		$1,269,530

Description	Number of Shares	Value
MONEY MARKET FUND – 0.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	482,496	$482,496

TOTAL MONEY MARKET FUND
(COST $482,496)		$482,496

TOTAL INVESTMENTS IN SECURITIES – 100.0%
(COST $55,806,311)		$61,436,067

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%
REPURCHASE AGREEMENTS – 0.9%
Deutsche Bank Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $556,504, collateralized by U.S. Treasury Securities 0.00% to 6.75%, maturing 08/15/14 to 08/15/42, total market value of $567,633.	$556,503	$556,503

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $556,503)		$556,503

TOTAL INVESTMENTS – 100.9%
(COST $56,362,814)		$61,992,570
COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(556,503)
OTHER LIABILITIES LESS ASSETS – 0.0%**		(20,659)

TOTAL NET ASSETS – 100.0%		$61,415,408

Cost of investments for Federal income tax purposes is $57,123,870. The net unrealized appreciation/(depreciation) of investments was $4,868,700. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,240,626 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,371,926.

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     103

Wilmington Strategic Allocation Moderate Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$53,860,702	$—	$—	$53,860,702
Collateralized Mortgage Obligations	—	282,140	—	282,140
Corporate Bonds	—	3,715,269	—	3,715,269
Enhanced Equipment Trust Certificates	—	138,166	—	138,166
Mortgage-Backed Securities	—	1,687,764	—	1,687,764
U.S. Treasury	—	1,269,530	—	1,269,530
Money Market Fund	482,496	—	—	482,496
Repurchase Agreement	—	556,503	—	556,503

Total	$54,343,198	$7,649,372	$—	$61,992,570

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Number of Shares	Value
INVESTMENT COMPANIES – 100.0%
ALTERNATIVE INVESTMENT FUND – 1.6%
AQR Managed Futures Strategy Fund, Class I	59,350	$608,935
COMMODITY FUND – 0.8%
Credit Suisse Commodity Return Strategy Fund, Class I	43,324	311,068
EQUITY FUNDS – 89.6%
DFA U.S. Small Cap Value Portfolio, Institutional Class	23,015	773,072
Diamond Hill Large Cap Fund, Class Y	124,325	2,584,725
Gateway Fund, Class Y	40,352	1,151,247
Harbor International Fund, Institutional Shares	41,495	2,801,722
LSV Value Equity Fund	129,972	2,686,525
MFS International New Discovery Fund, Class I	16,649	463,337
Morgan Stanley Focus Growth Fund, Class I	49,475	2,679,098
Morgan Stanley Institutional Fund, Inc. - Small Company Growth Portfolio, Class I	75,996	1,531,323
Sterling Capital Mid Value Fund Institutional Class	157,765	2,943,893
T Rowe Price Institutional Large-Cap Growth Fund	104,072	2,809,953
Wilmington Large-Cap Strategy Fund, Class I§	14,861	244,167

Description	Number of Shares	Value
Wilmington Mid-Cap Growth Fund, Class I§	179,033	$3,222,588
Wilmington Multi-Manager International Fund, Class I§	1,199,385	8,995,390
Wilmington Small-Cap Strategy Fund, Class I§	104,344	1,518,210

TOTAL EQUITY FUNDS		$34,405,250
EXCHANGE-TRADED FUNDS – 4.4%
iShares Cohen & Steers REIT ETF	4,550	355,719
iShares TIPS ETF	8,250	925,732
SPDR Dow Jones International Real Estate ETF	10,500	414,540

TOTAL EXCHANGE-TRADED FUNDS		$1,695,991
MONEY MARKET FUND – 3.6%
Wilmington Prime Money Market Fund, Institutional Class, 0.01%^§	1,370,867	1,370,867

TOTAL INVESTMENT COMPANIES
(COST $32,705,316)		$38,392,111
MONEY MARKET FUND – 0.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	30,796	30,796

TOTAL MONEY MARKET FUND
(COST $30,796)		$30,796

TOTAL INVESTMENTS – 100.1%
(COST $32,736,112)		$38,422,907
OTHER LIABILITIES LESS ASSETS – (0.1%)**		(48,359)

TOTAL NET ASSETS – 100.0%		$38,374,548

Cost of investments for Federal income tax purposes is $36,917,836. The net unrealized appreciation/(depreciation) of investments was $1,505,071. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,832,487 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,327,416.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$38,392,111	$—	$—	$38,392,111
Money Market Fund	30,796	—	—	30,796

Total	$38,422,907	$—	$—	$38,422,907

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS -

MULTI-MANAGED AND STRATEGIC ALLOCATION FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2014, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager International Fund	$1,859,384	0.4%
Multi-Manager Alternatives Fund	11,179,898	8.3%
Multi-Manager Real Asset Fund	1,442,942	0.3%
Strategic Allocation Moderate Fund	235,132	0.4%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Multi-Manager International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$26,977
Ambuja Cements Ltd.	11/01/2012	64,415	42,549
Axis Bank Ltd.	03/19/2010	16,746	11,748
Axis Bank Ltd.	03/27/2012	43,358	33,818
Bank Alfalah Ltd.	10/22/2013	26,729	33,818
Container Corp. of India	02/08/2010	29,219	18,983
Container Corp. of India	01/13/2011	38,773	24,161
DG Khan Cement Co. Ltd.	10/22/2013	29,545	39,479
Fauji Fertilizer Co. Ltd.	10/22/2013	36,364	39,809
FPT Corp.	10/13/2010	25,843	22,794
FPT Corp.	01/13/2011	38,488	42,575
HDFC Bank Ltd.	12/20/2010	121,868	127,066
HDFC Bank Ltd.	01/13/2011	26,322	26,649
Hub Power Co. Ltd.	10/22/2013	41,351	42,440
Jaiprakash Associates Ltd.	06/21/2010	34,593	7,635
Jaiprakash Associates Ltd.	01/13/2011	36,608	10,907
Jaiprakash Associates Ltd.	11/01/2012	35,223	13,859
Lucky Cement Ltd.	10/22/2013	53,636	68,158
MCB Bank Ltd.	10/22/2013	103,830	113,863
National Bank of Pakistan	10/22/2013	27,192	30,454
Nishat Mills Ltd.	10/22/2013	16,596	24,114
NTPC Ltd.	10/12/2009	102,375	45,710
NTPC Ltd.	01/13/2011	52,888	25,000
NTPC Ltd.	03/27/2012	63,330	38,770
Oil & Gas Development Co. Ltd.	10/22/2013	98,207	111,668
Pakistan State Oil Co. Ltd.	10/22/2013	31,024	38,581
Pakistan Telecommunication Co. Ltd.	10/22/2013	22,996	24,928
PetroVietnam Drilling and Well Services JSC	10/11/2012	23,747	49,223
Petrovietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	53,136
Pha Lai Thermal Power JSC	10/13/2010	23,704	47,478
Reliance Industries Ltd. GDR	07/03/2007	169,670	105,042
Reliance Industries Ltd. GDR	01/20/2012	42,433	35,663

January 31, 2014 (unaudited)

106     Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Reliance Industries Ltd. GDR	03/27/2012	82,122	74,955
Reliance Industries Ltd. GDR	04/02/2012	41,493	36,820
Reliance Industries Ltd. GDR	11/01/2012	66,561	57,860
Steel Authority of India Ltd.	04/16/2009	20,302	10,035
Steel Authority of India Ltd.	03/27/2012	44,175	26,001
SUI Southern Gas Co. Ltd.	10/22/2013	22,024	22,633
Sun Pharmaceutical Industries Ltd.	02/08/2010	38,759	112,264
Tata Steel Ltd.	09/21/2011	45,297	26,963
Vingroup JSC	10/13/2010	24,321	44,465
Vingroup JSC	10/14/2010	2,963	5,281
Vingroup JSC	11/01/2012	51,422	65,052
			$1,859,384	0.4%
Multi-Manager Alternatives Fund
BC Mountain LLC	09/03/2013	511,250	516,250
BC Mountain LLC	11/06/2013	250,625	258,125
Beverages & More, Inc.	11/08/2013	1,015,000	1,015,000
BlueLine Rental Finance Corp.	01/22/2014	1,037,500	1,037,500
Burlington Holdings LLC	09/04/2013	130,810	129,222
Burlington Holdings LLC	11/07/2013	309,000	305,250
Burlington Holdings LLC	11/08/2013	515,000	508,750
Burlington Holdings LLC	01/08/2014	215,775	213,675
Michael Foods Holding, Inc.	11/13/2013	530,625	525,000
Michael Foods Holding, Inc.	11/18/2013	530,000	525,000
Michaels Finco Holdings LLC / Michaels Finco, Inc.	08/01/2013	406,000	412,500
Michaels Finco Holdings LLC / Michaels Finco, Inc.	11/06/2013	258,750	257,813
Michaels Finco Holdings LLC / Michaels Finco, Inc.	11/07/2013	363,125	360,937
Neiman Marcus Group Ltd., Inc.	11/06/2013	769,688	787,500
Neiman Marcus Group Ltd., Inc.	11/18/2013	256,250	262,500
Sprint Corp.	09/09/2013	482,125	514,188
Sprint Corp.	11/07/2013	321,750	324,750
Sprint Corp.	11/19/2013	269,063	270,625
Wind Acquisition Finance SA	11/08/2013	533,125	528,125
Wind Acquisition Finance SA	11/13/2013	533,125	528,125
Wind Acquisition Finance SA	12/03/2013	533,125	528,125
Wind Acquisition Finance SA	01/08/2014	533,750	528,125
Wok Acquisition Corp.	12/06/2012	504,687	516,563
Wok Acquisition Corp.	11/07/2013	325,500	326,250
			$11,179,898	8.3%
Multi-Manager Real Asset Fund
Banco Santander Brasil SA	03/17/2011	500,000	500,039
MAGI Funding PLC	05/12/2011	268,651	266,181
Slovenia Government International Bond	11/15/2013	268,742	283,339
Venture CDO Ltd.	08/02/2010	358,224	393,383
			$1,442,942	0.3%
Strategic Allocation Moderate Fund
COX Communications, Inc.	04/24/2013	99,875	87,728
FMR LLC	06/28/2010	102,666	122,198
Hyundai Capital America	08/06/2013	24,985	25,206
			$235,132	0.4%

^	7-Day net yield.

§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.

January 31, 2014 (unaudited)

Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds      107

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments. At January 31, 2014, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager International Fund	$87,145	0.0	%**

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.

∑	All or a portion of this security was segregated for extended settlement contracts.

Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the fund. The total value of all securities segregated at January 31, 2014 was:

Fund	Amount
Multi-Manager Alternatives Fund	$30,554,557

ø	All or a portion of this security is segregated as collateral in connection with the fund’s futures positions. The total value of all securities segregated at January 31, 2014 was:

Fund	Amount	Percentage of Total Net Assets
Multi-Manager Real Asset Fund	$67,868	0.0	%**

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

CPI – Consumer Price Index

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FRN – Floating Rate Note

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

NVDR – Non-Voting Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depository Receipts

TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
ZAR	South African Rand

January 31, 2014 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES – 0.8%
FINANCIAL SERVICES – 0.6%
LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26•,Ω	$1,005,651	$1,147,931
WHOLE LOAN – 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24Δ,∑,•,Ω	385,442	387,232

TOTAL ASSET-BACKED SECURITIES (COST $1,391,093)		$1,535,163
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.9%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.63%, 4/10/49Δ,∑	133,466	136,131
Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31•,Ω	800,000	779,563
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	588,000	644,425
Morgan Stanley Capital I Trust, Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ,∑	253,434	255,248
Morgan Stanley Capital I Trust, Series 2005-T19, Class AAB, 4.85%, 6/12/47∑	941	942

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,816,309
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Series 1988-23, Class C, 9.75%, 9/25/18	4,177	4,715
Series 2005-29, Class WC, 4.75%, 4/25/35	62,901	68,853
Series 2012-114, Class VM, 3.50%, 10/25/25	2,474,792	2,584,232

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,657,800
WHOLE LOAN – 1.5%
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ,∑	283,243	273,679
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	865,809	886,730
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.75%, 11/25/35Δ	759,846	680,290

Description	Par Value	Value
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$1,046,332	$1,084,139

TOTAL WHOLE LOAN		$2,924,838

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,621,786)		$7,398,947
CORPORATE BONDS – 54.3%
AEROSPACE & DEFENSE – 1.5%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,852,921
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,065,694

TOTAL AEROSPACE & DEFENSE		$2,918,615
AUTOMOTIVE – 4.1%
Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	262,272
Ford Motor Credit Co., LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	268,012
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,248,840
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	289,939
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	568,402
Ford Motor Credit Co., LLC, Sr. Unsecured, 4.25%, 9/20/22	450,000	459,625
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43•,Ω	2,000,000	2,130,000
General Motors Financial Co, Inc., Company Guaranteed, 2.75%, 5/15/16•,Ω	600,000	607,500
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17•,Ω	300,000	318,750
Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14•,Ω	500,000	521,638
Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17•,Ω	250,000	265,458
Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	252,577
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16•,Ω	575,000	579,729
Hyundai Capital Services, Inc., Sr. Unsecured, 3.50%, 9/13/17•,Ω	250,000	261,713

TOTAL AUTOMOTIVE		$8,034,455
BEVERAGES – 0.2%
Diageo Capital PLC, Company Guaranteed, 3.88%, 4/29/43	390,000	354,585

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS      109

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
BUILDING MATERIALS – 0.5%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	$1,000,000	$1,047,827
CAPITAL MARKETS – 2.5%
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	287,046
Charles Schwab Corp., Sr. Unsecured, 2.20%, 7/25/18	370,000	375,161
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	276,597
Goldman Sachs Group, Inc., Sr. Unsecured, 1.44%, 4/30/18Δ,∑	1,850,000	1,872,383
Morgan Stanley, Sr. Unsecured, 1.51%, 2/25/16Δ,∑	1,050,000	1,066,033
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,063,617

TOTAL CAPITAL MARKETS		$4,940,837
COAL – 0.6%
CONSOL Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17∑	1,125,000	1,186,875
COMMERCIAL BANKS – 3.5%
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	732,697
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,351,757
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,258,826
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	530,000	531,440
KeyBank NA/Cleveland OH, Sr. Unsecured, BKNT, 1.10%, 11/25/16	1,000,000	1,002,084
Morgan Stanley, Sr. Unsecured, 1.09%, 1/24/19Δ	810,000	805,044
PNC Bank N.A., Subordinated Note, 2.95%, 1/30/23	350,000	331,390
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	533,577
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	242,056

TOTAL COMMERCIAL BANKS		$6,788,871
COMMERCIAL FINANCE – 0.2%
General Electric Capital Corp., Subordinated Note, 5.30%, 2/11/21	250,000	281,516
COMPUTERS – 0.8%
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	511,313
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	522,085
Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	514,610

TOTAL COMPUTERS		$1,548,008

Description	Par Value	Value
CONSUMER FINANCE – 0.3%
American Express Co., Sr. Unsecured, 0.85%, 5/22/18Δ,∑	$655,000	$655,691
DIVERSIFIED FINANCIAL SERVICES – 4.7%
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,407,059
Bank of America Corp., Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,276,511
Bank of America Corp., Sr. Unsecured, MTN, 1.32%, 3/22/18Δ,∑	1,500,000	1,527,650
Citigroup, Inc., Sr. Unsecured, 1.25%, 1/15/16	500,000	502,600
Citigroup, Inc., Sr. Unsecured, 1.70%, 7/25/16	1,155,000	1,170,175
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	271,294
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	320,008
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,221,980
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	516,451
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	173,057
JPMorgan Chase & Co., Sr. Unsecured, 4.63%, 5/10/21	100,000	108,833
JPMorgan Chase Capital XXIII, Limited Guarantee, 1.26%, 5/15/47Δ,∑	1,000,000	730,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,225,618
ELECTRIC – 4.6%
Appalachian Power Co., Sr. Unsecured, 5.00%, 6/01/17	1,500,000	1,645,703
CMS Energy Corp., Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,099,146
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17∑	300,000	349,071
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	558,396
DTE Energy Co., Sr. Unsecured, 3.85%, 12/01/23	305,000	309,620
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	1,300,000	1,395,224
Exelon Generation Co. LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	740,955
FirstEnergy Corp., Series A, Sr. Unsecured, 2.75%, 3/15/18	1,285,000	1,290,034
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	507,833

TOTAL ELECTRIC		$8,895,982
ENVIORNMENTAL CONTROL – 0.8%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,523,826

January 31, 2014 (unaudited)

110     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
FOOD PRODUCTS – 0.6%
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	$500,000	$580,142
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	526,934
WM Wrigley Jr. Co., Sr. Unsecured, 1.40%, 10/21/16•,Ω	125,000	125,516

TOTAL FOOD PRODUCTS		$1,232,592
FOOD RETAILING – 0.3%
Kroger Co.,
Company Guaranteed, 8.00%, 9/15/29	500,000	656,386
FOREST PRODUCTS & PAPER – 1.1%
International Paper Co., Sr. Unsecured, 5.30%, 4/01/15	2,000,000	2,105,097
HEALTH CARE PROVIDERS & SERVICES – 0.3%
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	288,654
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	261,363

TOTAL HEALTH CARE PROVIDERS & SERVICES		$550,017
HOME FURNISHINGS – 1.1%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	350,000	390,055
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,599,401
Whirlpool Corp., Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	216,072

TOTAL HOME FURNISHINGS		$2,205,528
INSURANCE – 3.5%
American International Group, Inc., Sr. Unsecured, 3.80%, 3/22/17	1,000,000	1,072,945
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.30%, 5/15/43	425,000	394,208
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,151,379
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,046,918
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	400,000	423,767
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	244,858
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,048,809
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	280,000	338,982
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,056,421

TOTAL INSURANCE		$6,778,287
IRON/STEEL – 0.5%
Cliffs Natural Resources, Inc., Sr. Unsecured, 3.95%, 1/15/18#	1,030,000	1,028,550

Description	Par Value	Value
MEDIA – 2.0%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	$500,000	$525,313
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.15%, 3/15/42	500,000	461,604
NBCUniversal Enterprise, Inc.,
Company Guaranteed,
0.78%, 4/15/16Δ,∑,•,Ω	420,000	421,499
TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	447,582
Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,149,165
Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	872,632

TOTAL MEDIA		$3,877,795
METALS & MINING – 0.8%
Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	550,000	597,087
Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	867,987

TOTAL METALS & MINING		$1,465,074
MISCELLANEOUS MANUFACTURING – 1.9%
Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32	400,000	384,102
GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67	1,000,000	1,092,500
Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	900,000	981,840
John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,943
Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	500,000	529,374
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	480,000	483,971

TOTAL MISCELLANEOUS MANUFACTURING		$3,724,730
OFFICE/BUSINESS EQUIPMENT – 0.4%
Xerox Corp.,
Sr. Unsecured, 2.75%, 3/15/19	820,000	829,057
OIL & GAS – 4.4%
Anadarko Finance Co.,
Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,268,698
Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	251,128
Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,000,000	911,016
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16•,Ω	800,000	816,839
Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	511,267

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     111

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	$1,000,000	$1,128,631
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	680,000	675,639
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,309,321
Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	562,660
Sunoco, Inc.,
Company Guaranteed, 9.63%, 4/15/15	550,000	605,439
Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	450,000	480,605

TOTAL OIL & GAS		$8,521,243
OIL & GAS FIELD SERVICES – 0.6%
Weatherford International Ltd.,
Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,130,956
PHARMACEUTICALS – 0.4%
AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	443,187
Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	400,000	394,952

TOTAL PHARMACEUTICALS		$838,139
PIPELINES – 2.9%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	1,145,000	1,145,057
Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	826,587
Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68	2,000,000	2,230,000
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,008,237
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	400,466

TOTAL PIPELINES		$5,610,347
REAL ESTATE INVESTMENT TRUSTS – 5.3%
American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,000,000	1,035,159
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	415,000	437,268
BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,046,225
Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	650,000	686,410
CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	558,357
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	1,000,000	1,040,442
HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	564,599

Description	Par Value	Value
Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	$250,000	$272,604
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	2,215,000	2,225,978
Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	302,580
ProLogis LP,
Company Guaranteed, 2.75%, 2/15/19	450,000	453,406
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,229,371
Ventas Realty LP,
Company Guaranteed, 5.70%, 9/30/43	380,000	417,680

TOTAL REAL ESTATE INVESTMENT TRUSTS		$10,270,079
RETAIL – 0.1%
CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	244,000	278,378
TELECOMMUNICATIONS – 1.9%
Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•,Ω	2,000,000	2,141,308
Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,485,623

TOTAL TELECOMMUNICATIONS		$3,626,931
TRANSPORTATION – 1.4%
FedEx Corp.,
Company Guaranteed, 4.90%, 1/15/34	500,000	510,817
Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	292,550
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	308,268
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	515,190
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,182,098

TOTAL TRANSPORTATION		$2,808,923
TRUCKING & LEASING – 0.5%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,000,000	1,056,123

TOTAL CORPORATE BONDS (COST $102,408,521)		$105,996,938
ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.9%
AIRLINES – 0.9%
American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	428,172	461,623
Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	206,519	238,142
Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	336,375	387,252

January 31, 2014 (unaudited)

112     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	$331,557	$389,165
United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	300,487	345,748

TOTAL AIRLINES		$1,821,930

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,603,110)		$1,821,930
GOVERNMENT AGENCIES – 2.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.7%
1.25%, 10/02/19#	1,300,000	1,251,182
1.75%, 5/30/19S	2,000,000	1,996,596
2.38%, 1/13/22	125,000	122,135

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,369,913
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%
4.88%, 12/15/16#	700,000	782,555
6.25%, 5/15/29	750,000	972,436
7.25%, 5/15/30#	400,000	570,818

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,325,809

TOTAL GOVERNMENT AGENCIES
(COST $5,523,385)		$5,695,722
MORTGAGE-BACKED SECURITIES – 21.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.7%
Pool A13990, 4.50%, 10/01/33	79,733	86,153
Pool A93415, 4.00%, 8/01/40	3,780,782	3,969,613
Pool A93505, 4.50%, 8/01/40	3,339,971	3,581,771
Pool A97047, 4.50%, 2/01/41	2,356,496	2,526,041
Pool B17616, 5.50%, 1/01/20	99,849	102,291
Pool C00478, 8.50%, 9/01/26	26,042	30,009
Pool C01272, 6.00%, 12/01/31	65,037	72,370
Pool C03750, 3.50%, 2/01/42	628,814	637,828
Pool C04305, 3.00%, 11/01/42	4,226,800	4,109,403
Pool C09020, 3.50%, 11/01/42	4,675,294	4,740,849
Pool E09010, 2.50%, 9/01/27	1,899,800	1,915,050
Pool G01625, 5.00%, 11/01/33	92,083	100,779
Pool G02296, 5.00%, 6/01/36	547,605	599,143
Pool G02390, 6.00%, 9/01/36	20,603	22,900
Pool G03703, 5.50%, 12/01/37	64,849	71,195
Pool G04776, 5.50%, 7/01/38	233,537	256,391
Pool G06222, 4.00%, 1/01/41	3,580,699	3,749,467
Pool G08097, 6.50%, 11/01/35	36,433	41,024
Pool G12709, 5.00%, 7/01/22	135,576	145,787

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$26,758,064

Description	Par Value	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.5%
Pool 254007, 6.50%, 10/01/31	$34,088	$38,438
Pool 254759, 4.50%, 6/01/18	134,427	144,231
Pool 254833, 4.50%, 8/01/18	23,356	25,074
Pool 256515, 6.50%, 12/01/36	51,518	57,978
Pool 256639, 5.00%, 2/01/27	34,131	37,531
Pool 256752, 6.00%, 6/01/27	59,716	66,546
Pool 329794, 7.00%, 2/01/26	43,201	49,525
Pool 398162, 6.50%, 1/01/28	14,771	15,318
Pool 402255, 6.50%, 12/01/27	4,231	4,435
Pool 535939, 6.00%, 5/01/16	32,184	33,789
Pool 629603, 5.50%, 2/01/17	15,170	16,153
Pool 638023, 6.50%, 4/01/32	63,405	69,514
Pool 642345, 6.50%, 5/01/32	84,332	95,434
Pool 651292, 6.50%, 7/01/32	194,191	213,034
Pool 686398, 6.00%, 3/01/33	231,619	256,627
Pool 695818, 5.00%, 4/01/18	140,277	150,639
Pool 745412, 5.50%, 12/01/35	65,116	71,913
Pool 838891, 6.00%, 7/01/35	34,302	35,635
Pool 888789, 5.00%, 7/01/36	672,089	736,518
Pool 975207, 5.00%, 3/01/23	142,251	153,070
Pool AB1796, 3.50%, 11/01/40	1,675,276	1,705,488
Pool AE2520, 3.00%, 1/01/26	1,145,659	1,187,984
Pool Pool, 5.00%, 2/15/44	8,600,000	9,399,531

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$14,564,405
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 2077, 7.00%, 9/20/25	15,878	17,990
Pool 354677, 7.50%, 10/15/23	36,333	41,383
Pool 354713, 7.50%, 12/15/23	23,510	26,778
Pool 354765, 7.00%, 2/15/24	51,823	59,050
Pool 354827, 7.00%, 5/15/24	46,166	52,605
Pool 360869, 7.50%, 5/15/24	28,484	29,443
Pool 361843, 7.50%, 10/15/24	17,055	17,524
Pool 373335, 7.50%, 5/15/22	11,306	11,644
Pool 385623, 7.00%, 5/15/24	52,869	60,242
Pool 503405, 6.50%, 4/15/29	61,938	69,834

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$386,493

TOTAL MORTGAGE-BACKED SECURITIES
(COST $41,554,062)		$41,708,962
U.S. TREASURY – 19.5%
U.S. TREASURY BONDS – 4.3%
2.75%, 8/15/42	2,815,000	2,380,993
3.00%, 5/15/42	500,000	446,821
3.63%, 8/15/43	881,000	884,228

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     113

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
5.25%, 2/15/29	$500,000	$625,789
5.38%, 2/15/31	600,000	767,083
6.25%, 5/15/30	500,000	694,472
6.38%, 8/15/27	450,000	618,339
7.50%, 11/15/16	300,000	356,800
8.88%, 2/15/19	1,130,000	1,538,024

TOTAL U.S. TREASURY BONDS		$8,312,549
U.S. TREASURY NOTES – 15.2%
0.25%, 5/15/16	195,000	194,224
0.63%, 8/31/17	1,810,000	1,788,177
0.63%, 9/30/17	750,000	739,787
0.75%, 12/31/17	500,000	493,196
1.00%, 5/31/18	3,100,000	3,065,448
1.25%, 10/31/18	2,085,000	2,069,274
1.25%, 1/31/19	250,000	247,061
1.38%, 9/30/18	1,240,000	1,239,170
1.38%, 2/28/19	2,500,000	2,481,553
1.50%, 12/31/18#	2,486,000	2,489,401
1.63%, 11/15/22	1,928,000	1,790,390
1.75%, 5/15/22	380,000	360,584
1.75%, 5/15/23	5,430,000	5,046,726
2.00%, 11/15/21	1,000,000	977,519
2.13%, 8/15/21	250,000	247,777
2.25%, 7/31/18	500,000	520,524
2.50%, 8/15/23	3,200,000	3,167,167
2.63%, 11/15/20	500,000	518,518
3.13%, 5/15/19	750,000	808,458
3.63%, 2/15/20	750,000	828,160
4.00%, 8/15/18	500,000	559,277

TOTAL U.S. TREASURY NOTES		$29,632,391

TOTAL U.S. TREASURY
(COST $37,857,469)		$37,944,940

Description	Number of Shares	Value
MONEY MARKET FUND – 0.6%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	1,174,246	$1,174,246

TOTAL MONEY MARKET FUND
(COST $1,174,246)		$1,174,246

TOTAL INVESTMENTS IN SECURITIES – 104.2%
(COST $199,133,672)		$203,276,848

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%
REPURCHASE AGREEMENTS – 2.2%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,005,101, collateralized by U.S. Government & Treasury Securities 0.00% to 6.03%, maturing 04/07/14 to 03/15/31, total market value of $1,025,200.	$1,005,098	$1,005,098
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,005,101, collateralized by U.S. Government Securities 2.50% to 6. 00%, maturing 07/01/21 to 01/01/44, total market value of $1,025,200.	1,005,098	1,005,098
RBC Capital Markets LLC, 0.02% dated 01/31/14 due 02/03/14, repurchase price $1,005,100, collateralized by U.S. Government Securities 2.06% to 4. 50%, maturing 08/01/26 to 12/01/43, total market value of $1,025,200.	1,005,098	1,005,098
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $211, 598, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $215,830.	211,598	211,598
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,005,101, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $1,025,203.	1,005,098	1,005,098

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,231,990)		$4,231,990

TOTAL INVESTMENTS – 106.4%
(COST $203,365,662)		$207,508,838
COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(4,231,990)
OTHER LIABILITIES LESS ASSETS – (4.2%)		(8,273,955)

TOTAL NET ASSETS – 100.0%		$195,002,893

January 31, 2014 (unaudited)

114     PORTFOLIO OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $203,365,662. The net unrealized appreciation/(depreciation) of investments was $4,143,176. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,787,909 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,644,733.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,535,163	$—	$1,535,163
Collateralized Mortgage Obligations	—	7,398,947	—	7,398,947
Corporate Bonds	—	105,996,938	—	105,996,938
Enhanced Equipment Trust Certificates	—	1,821,930	—	1,821,930
Government Agencies	—	5,695,722	—	5,695,722
Mortgage-Backed Securities	—	41,708,962	—	41,708,962
U.S. Treasury	—	37,944,940	—	37,944,940
Money Market Fund	1,174,246	—	—	1,174,246
Repurchase Agreements	—	4,231,990	—	4,231,990

Total	$1,174,246	$206,334,592	$—	$207,508,838

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITY – 0.3%
WHOLE LOAN – 0.3%
SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.18%, 10/15/24Δ,•,Ω	$385,442	$387,232

TOTAL ASSET-BACKED SECURITY
(COST $385,442)		$387,232
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.2%
Morgan Stanley Capital I Trust,
Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	253,434	255,248
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Series 2005-29, Class WC, 4.75%, 4/25/35	136,285	149,182
WHOLE LOAN – 0.4%
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	759,846	680,290

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,159,814)		$1,084,720
CORPORATE BONDS – 52.5%
AEROSPACE & DEFENSE – 1.3%
L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	266,991
L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,332,117
Northrop Grumman Corp.,
Sr. Unsecured, 1.75%, 6/01/18	425,000	422,216

TOTAL AEROSPACE & DEFENSE		$2,021,324
AUTOMOTIVE – 1.9%
Ford Motor Credit Co. LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	289,939
Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,142,976
General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16S,•, Ω	300,000	303,750
General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17S,•, Ω	250,000	265,625
General Motors Financial Co., Inc.,
Sr. Unsecured, 3.50%, 10/02/18•, Ω	220,000	225,500
Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	721,531

TOTAL AUTOMOTIVE		$2,949,321
BANKS – 2.1%
Bank of America Corp.,
Sr. Unsecured, 1.28%, 1/15/19	500,000	504,615

Description	Par Value	Value
Bank of America Corp.,
Sr. Unsecured, MTN, 4.13%, 1/22/24	$325,000	$328,990
Fifth Third Bancorp,
Subordinated, 4.30%, 1/16/24	750,000	752,038
Morgan Stanley,
Sr. Unsecured, 1.09%, 1/24/19	550,000	546,635
Morgan Stanley,
Sr. Unsecured, 2.50%, 1/24/19	325,000	324,269
US Bank NA/Cincinnati OH,
Sr. Unsecured, BKNT, 1.10%, 1/30/17	750,000	753,315

TOTAL BANKS		$3,209,862
BEVERAGES – 0.8%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 7.75%, 1/15/19	1,000,000	1,257,224
CAPITAL MARKETS – 1.9%
BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	746,320
Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	751,489
Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	750,000	759,074
TD Ameritrade Holding Corp.,
Company Guaranteed, 5.60%, 12/01/19	500,000	582,498

TOTAL CAPITAL MARKETS		$2,839,381
CHEMICALS – 1.0%
Dow Chemical Co.,
Sr. Unsecured, 4.13%, 11/15/21	500,000	520,252
Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	474,055
Ecolab, Inc.,
Sr. Unsecured, 4.35%, 12/08/21	500,000	535,481

TOTAL CHEMICALS		$1,529,788
COAL – 0.7%
Consol Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17	1,000,000	1,055,000
COMMERCIAL BANKS – 7.4%
Bank of Nova Scotia,
Sr. Unsecured, 1.38%, 12/18/17	1,000,000	992,905
BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,046,710
BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.11%, 6/15/18Δ	500,000	506,714
Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,039,813
Fifth Third Bancorp,
Sr. Unsecured, 3.63%, 1/25/16	850,000	895,016

January 31, 2014 (unaudited)

116     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
KeyCorp,
Sr. Unsecured, MTN, 3.75%, 8/13/15	$750,000	$784,349
SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	1,475,000	1,554,740
SunTrust Banks, Inc.,
Sr. Unsecured, 2.35%, 11/01/18	600,000	604,738
Wachovia Corp.,
Subordinated, FRN, 0.61%, 10/15/16Δ	750,000	744,319
Wells Fargo & Co.,
Sr. Unsecured, 2.15%, 1/15/19	750,000	752,507
Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	759,794
Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	825,000	841,073
Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	843,407

TOTAL COMMERCIAL BANKS		$11,366,085
COMMERCIAL FINANCE – 0.5%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	774,480
COMMERCIAL SERVICES & SUPPLIES – 0.1%
Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	200,000	199,235
COMPUTERS – 0.3%
Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	511,313
CONSUMER FINANCE – 1.9%
American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	868,750
American Express Co.,
Sr. Unsecured, FRN, 0.85%, 5/22/18Δ	1,080,000	1,081,140
Capital One Financial Corp.,
Sr. Unsecured, 2.15%, 3/23/15	905,000	919,894

TOTAL CONSUMER FINANCE		$2,869,784
DIVERSIFIED FINANCIAL SERVICES – 3.2%
Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	250,000	250,296
Bank of America Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 3/22/16Δ	750,000	754,321
Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	250,000	253,285
Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	650,000	725,009
Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	750,000	872,748
JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	288,429
JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, FRN,
0.89%, 2/26/16Δ	1,005,000	1,010,191
JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	855,000	803,958

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,958,237

Description	Par Value	Value
ELECTRIC – 1.1%
CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	$625,000	$727,230
Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	227,986
Exelon Generation Co. LLC,
Sr. Unsecured, 4.25%, 6/15/22	750,000	739,876

TOTAL ELECTRIC		$1,695,092
ELECTRONICS – 0.7%
Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	1,000,000	1,028,733
FOOD PRODUCTS – 1.4%
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	500,000	502,333
Mondelez International, Inc.,
Sr. Unsecured, 4.13%, 2/09/16	500,000	531,504
Mondelez International, Inc.,
Sr. Unsecured, 4.00%, 2/01/24	800,000	809,555
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	250,000	251,033

TOTAL FOOD PRODUCTS		$2,094,425
HEALTH CARE PROVIDERS & SERVICES – 0.4%
UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	500,000	577,307
HOME FURNISHINGS – 0.9%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,114,442
Whirlpool Corp.,
Sr. Unsecured, MTN, 3.70%, 3/01/23	275,000	272,393

TOTAL HOME FURNISHINGS		$1,386,835
HOUSEHOLD PRODUCTS – 0.8%
Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	1,250,000	1,298,923
INSURANCE – 2.9%
American International Group, Inc.,
Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	789,864
Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	750,000	812,499
MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	730,000	773,374
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	515,379
Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	754,445
WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	859,560
TOTAL INSURANCE		$4,505,121
MEDIA – 2.2%
Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	500,000	552,443

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     117

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	$250,000	$262,657
Time Warner Entertainment Co. LP,
Company Guaranteed, 8.38%, 3/15/23	175,000	210,461
Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	890,000	1,004,772
Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	799,533
Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	650,000	621,488

TOTAL MEDIA		$3,451,354
METALS & MINING – 0.8%
Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	1,100,000	1,194,173
MISCELLANEOUS MANUFACTURING – 3.5%
General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	660,000	751,663
Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	2,015,000	2,198,231
Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,011,621
Textron, Inc.,
Sr. Unsecured, 3.65%, 3/01/21	425,000	428,516

TOTAL MISCELLANEOUS MANUFACTURING		$5,390,031
OIL & GAS – 3.9%
Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	801,334
BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	535,529
BP Capital Markets PLC,
Company Guaranteed, 3.25%, 5/06/22	250,000	248,034
Hess Corp.,
Sr. Unsecured, 8.13%, 2/15/19	700,000	879,347
Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	750,000	752,919
Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,150,811
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	230,000	228,525
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	523,728
Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	823,532

TOTAL OIL & GAS		$5,943,759
PHARMACEUTICALS – 1.8%
AbbVie, Inc.,
Company Guaranteed, 1.20%, 11/06/15	250,000	252,636
AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	500,000	502,153
AstraZeneca PLC,
Sr. Unsecured, 5.90%, 9/15/17	500,000	579,284

Description	Par Value	Value
Bristol-Myers Squibb Co,
Sr. Unsecured, 2.00%, 8/01/22	$500,000	$455,202
Express Scripts Holding Co.,
Company Guaranteed, 3.50%, 11/15/16	500,000	531,116
Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23	500,000	482,391

TOTAL PHARMACEUTICALS		$2,802,782
PIPELINES – 1.8%
Buckeye Partners LP,
Sr. Unsecured, 2.65%, 11/15/18	450,000	450,022
Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	300,000	315,297
Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	351,583
Enterprise Products Operating LLC,
Company Guaranteed, 4.05%, 2/15/22	500,000	519,297
Plains All American Pipeline LP / PAA Finance Corp.,
Company Guaranteed, 5.00%, 2/01/21	500,000	558,803
Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	500,000	500,582

TOTAL PIPELINES		$2,695,584
REAL ESTATE INVESTMENT TRUSTS – 2.5%
American Tower Corp.,
Sr. Unsecured, 5.00%, 2/15/24	505,000	532,097
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	550,000	572,243
Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	251,239
ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	493,723
Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 3.13%, 11/30/15	965,000	1,003,933
Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	534,181
Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	500,000	515,018

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,902,434
RETAIL – 0.3%
Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	500,000	504,995
TELECOMMUNICATIONS – 1.1%
Verizon Communications, Inc.,
Sr. Unsecured, 2.50%, 9/15/16	250,000	258,955
Verizon Communications, Inc.,
Sr. Unsecured, 2.00%, 9/14/18Δ	665,000	702,348
Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	600,000	646,931

TOTAL TELECOMMUNICATIONS		$1,608,234
TRANSPORTATION – 2.3%
CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	534,199

January 31, 2014 (unaudited)

118     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
FedEx Corp.,
Company Guaranteed, 4.00%, 1/15/24	$500,000	$508,021
Ryder System, Inc.,
Sr. Unsecured, MTN, 7.20%, 9/01/15	590,000	647,263
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,850,000	1,893,404

TOTAL TRANSPORTATION		$3,582,887
TRUCKING & LEASING – 0.8%
GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	649,516
GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	628,890

TOTAL TRUCKING & LEASING		$1,278,406
UTILITIES – 0.2%
DTE Energy Co.,
F, Sr. Unsecured, 3.85%, 12/01/23	250,000	253,787

TOTAL CORPORATE BONDS
(COST $78,427,458)		$80,735,896
GOVERNMENT AGENCIES – 16.4%
FEDERAL HOME LOAN BANK (FHLB) – 2.5%
Series 1, 4.88%, 5/17/17#	1,615,000	1,823,287
Series 917, 1.00%, 6/21/17	2,000,000	2,004,180

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,827,467
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.8%
1.25%, 5/12/17	3,000,000	3,032,144
1.75%, 5/30/19#	2,400,000	2,395,916
2.38%, 1/13/22#	795,000	776,775
2.50%, 5/27/16#	2,500,000	2,617,114
4.38%, 7/17/15	100,000	105,939

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,927,888
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.1%
1.25%, 9/28/16	2,000,000	2,032,030
1.38%, 11/15/16#	2,500,000	2,547,779
5.00%, 5/11/17	3,000,000	3,386,266
0.88%, 5/21/18	2,750,000	2,690,377
1.00%, 9/20/17	1,750,000	1,745,934

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$12,402,386

TOTAL GOVERNMENT AGENCIES
(COST $24,805,686)		$25,157,741
MORTGAGE-BACKED SECURITIES – 2.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%
Pool A18401, 6.00%, 2/01/34	88,847	98,809
Pool B19228, 4.50%, 4/01/20	48,995	52,448
Pool C90293, 7.50%, 9/01/19	153,686	174,229

Description	Par Value	Value
Pool C90504, 6.50%, 12/01/21	$47,910	$53,663
Pool E76204, 5.50%, 4/01/14	25	25
Pool E83022, 6.00%, 4/01/16	13,627	14,128
Pool E92817, 5.00%, 12/01/17	138,009	147,714
Pool G01625, 5.00%, 11/01/33	92,083	100,779
Pool G02390, 6.00%, 9/01/36	36,055	40,076
Pool G08097, 6.50%, 11/01/35	58,958	66,387
Pool G08193, 6.00%, 4/01/37	100,581	111,545
Pool G11311, 5.00%, 10/01/17	79,555	85,149

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$944,952
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.5%
Pool 254240, 7.00%, 3/01/32	93,829	107,387
Pool 254833, 4.50%, 8/01/18	31,142	33,432
Pool 256639, 5.00%, 2/01/27	68,263	75,062
Pool 256752, 6.00%, 6/01/27	74,645	83,183
Pool 257007, 6.00%, 12/01/27	130,227	145,061
Pool 526062, 7.50%, 12/01/29	14,553	15,291
Pool 612514, 2.47%, 5/01/33Δ	68,033	71,419
Pool 619054, 5.50%, 2/01/17	58,648	62,811
Pool 629603, 5.50%, 2/01/17	25,283	26,922
Pool 688996, 8.00%, 11/01/24	12,413	12,999
Pool 745412, 5.50%, 12/01/35	65,637	72,488
Pool 839291, 5.00%, 9/01/20	8,894	9,570
Pool AE2520, 3.00%, 1/01/26	1,453,267	1,506,956

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,222,581
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	73,362	83,749
Pool 2701, 6.50%, 1/20/29	136,855	153,633
Pool 426727, 7.00%, 2/15/29	16,133	17,674
Pool 780825, 6.50%, 7/15/28	128,619	145,016
Pool 781231, 7.00%, 12/15/30	65,573	75,452

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$475,524

TOTAL MORTGAGE-BACKED SECURITIES
(COST $3,399,135)		$3,643,057
U.S. TREASURY – 26.9%
U.S. TREASURY NOTES – 26.9%
0.25%, 12/15/15	775,000	774,466
0.50%, 6/15/16#	1,000,000	1,001,026
0.88%, 1/31/17	4,000,000	4,019,194
1.00%, 8/31/16	1,750,000	1,770,676
1.00%, 5/31/18	1,000,000	988,854
1.00%, 9/30/19	1,000,000	960,131
1.25%, 11/30/18	2,500,000	2,477,250

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     119

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
1.25%, 1/31/19	$2,450,000	$2,421,198
1.25%, 2/29/20	1,500,000	1,446,069
1.38%, 6/30/18	2,500,000	2,508,080
1.38%, 5/31/20#	2,250,000	2,173,334
1.50%, 8/31/18	1,750,000	1,761,131
1.63%, 8/15/22	500,000	466,811
1.75%, 5/15/23	1,100,000	1,022,357
2.00%, 4/30/16	1,600,000	1,656,386
2.00%, 7/31/20	1,000,000	1,001,402
2.00%, 11/15/21	500,000	488,759
2.00%, 2/15/22	1,000,000	972,523
2.13%, 8/15/21#	750,000	743,332
2.63%, 4/30/16	485,000	508,913
2.63%, 8/15/20	750,000	779,531
2.63%, 11/15/20	500,000	518,518
2.75%, 2/15/19	1,500,000	1,590,656
2.75%, 11/15/23	750,000	756,607
3.63%, 2/15/20	500,000	552,107
4.00%, 8/15/18	1,000,000	1,118,555
4.13%, 5/15/15	125,000	131,278
4.25%, 11/15/17	1,500,000	1,678,347
4.50%, 2/15/16	1,500,000	1,626,682
4.75%, 8/15/17	3,000,000	3,398,858

TOTAL U.S. TREASURY NOTES		$41,313,031

TOTAL U.S. TREASURY
(COST $40,871,823)		$41,313,031

	Number of Shares
MONEY MARKET FUND – 3.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	5,127,841	$5,127,841

TOTAL MONEY MARKET FUND
(COST $5,127,841)		$5,127,841

TOTAL INVESTMENTS IN SECURITIES – 102.5%
(COST $154,177,199)		$157,449,518

	Par Value	Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.4%
REPURCHASE AGREEMENTS – 4.4%
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,621,325, collateralized by U.S. Government Securities 2.50% to 6.00%, maturing 07/01/21 to 01/01/44, total market value of $1,653,747.	$1,621,321	1,621,321
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $1,621,324, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $1,653,756.	1,621,321	1,621,321
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $341,328, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $348,154.	341,327	341,327
Royal Bank of Scotland PLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,621,325, collateralized by U.S. Government & Treasury Securities 5.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $1,653,752.	1,621,321	1,621,321
TD Securities (USA) LLC, 0.03% dated 01/31/14 due 02/03/14, repurchase price $1,621,325, collateralized by U.S. Government & Treasury Securities 0.00% to 5.50%, maturing 02/27/14 to 12/01/43, total market value of $1,653,748.	1,621,321	1,621,321

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $6,826,611)		$6,826,611

TOTAL INVESTMENTS – 106.9%
(COST $161,003,810)		$164,276,129
COLLATERAL FOR SECURITIES ON LOAN – (4.4%)		(6,826,611)
OTHER LIABILITIES LESS ASSETS – (2.5%)		(3,817,988)

TOTAL NET ASSETS – 100.0%		$153,631,530

Cost of investments for Federal income tax purposes is $161,008,229. The net unrealized appreciation/(depreciation) of investments was $3,267,900. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,809,297 and net unrealized depreciation from investments for those securities having an excess of cost over value of $541,397.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2014 (unaudited)

120     PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$387,232	$—	$387,232
Collateralized Mortgage Obligations	—	1,084,720	—	1,084,720
Corporate Bonds	—	80,735,896	—	80,735,896
Government Agencies	—	25,157,741	—	25,157,741
Mortgage-Backed Securities	—	3,643,057	—	3,643,057
U.S. Treasury	—	41,313,031	—	41,313,031
Money Market Fund	5,127,841	—	—	5,127,841
Repurchase Agreements	—	6,826,611	—	6,826,611

Total	$5,127,841	$159,148,288	$—	$164,276,129

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, 2.19%, 9/01/27Δ	$58	$61

TOTAL ADJUSTABLE RATE MORTGAGE (COST $58)		$61
ASSET-BACKED SECURITY – 0.3%
WHOLE LOAN – 0.3%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.17%, 10/15/24Δ,●,Ω	513,923	516,310

TOTAL ASSET-BACKED SECURITY (COST $513,923)		$516,310
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.3%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.1%
Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31●,Ω	505,000	492,099
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	587,000	643,329
Morgan Stanley Capital I Trust, Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	506,868	510,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$1,645,923
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Series 2003-2632, Class A, 4.00%, 1/15/18	81,729	82,382
Series 2003-2649, Class KA, 4.50%, 7/15/18	134,246	140,363

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$222,745

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,956,377)		$1,868,668
CORPORATE BONDS – 85.7%
AEROSPACE & DEFENSE – 0.9%
L-3 Communications Corp., Company Guaranteed, 3.95%, 11/15/16	1,235,000	1,318,938
AUTO PARTS & EQUIPMENT – 0.8%
Johnson Controls, Inc., Sr. Unsecured, 5.50%, 1/15/16	1,000,000	1,085,738
AUTOMOTIVE – 1.5%
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	412,089

Description	Par Value	Value
General Motors Financial Co, Inc., Company Guaranteed, 2.75%, 5/15/16S,●,Ω	$560,000	$567,000
General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17S,●,Ω	200,000	212,500
Hyundai Capital America, Sr. Unsecured, 1.63%, 10/02/15●,Ω	250,000	252,577
Hyundai Capital America, Sr. Unsecured, 1.88%, 8/09/16●,Ω	400,000	403,290
Hyundai Motor Manufacturing Czech, Company Guaranteed, 4.50%, 4/15/15●,Ω	250,000	260,211

TOTAL AUTOMOTIVE		$2,107,667
BEVERAGES – 0.3%
Diageo Capital PLC, Company Guaranteed, 0.63%, 4/29/16	475,000	473,829
BUILDING MATERIALS – 0.7%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,047,827
CAPITAL MARKETS – 3.2%
Goldman Sachs Group, Inc., Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	3,000,000	3,036,296
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,595,425

TOTAL CAPITAL MARKETS		$4,631,721
CHEMICALS – 0.3%
Ecolab, Inc., Sr. Unsecured, 1.00%, 8/09/15	500,000	502,519
COMMERCIAL BANKS – 9.7%
American Express Bank FSB, Sr. Unsecured, BKNT, 6.00%, 9/13/17	1,400,000	1,619,780
BB&T Corp., Sr. Unsecured, MTN, 1.60%, 8/15/17	564,000	566,521
Comerica Bank, Subordinated, BKNT, 5.75%, 11/21/16	2,000,000	2,255,242
Fifth Third Bancorp, Subordinated, FRN, 0.67%, 12/20/16Δ	3,000,000	2,969,604
KeyBank N.A., Subordinated, BKNT, 5.70%, 11/01/17	900,000	1,015,044
KeyBank N.A., Subordinated, MTN, 5.45%, 3/03/16	1,000,000	1,090,855
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,041,895
SunTrust Banks, Inc., Sr. Unsecured, 3.60%, 4/15/16	3,000,000	3,162,183
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	259,201

TOTAL COMMERCIAL BANKS		$13,980,325

January 31, 2014 (unaudited)

122     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
COMMERCIAL FINANCE – 1.4%
General Electric Capital Corp.,
Sr. Unsecured, MTN, 5.63%, 9/15/17	$1,726,000	$1,973,062
COMPUTERS – 1.4%
Hewlett-Packard Co.,
Sr. Unsecured, 2.13%, 9/13/15	2,000,000	2,039,463
CONSUMER FINANCE – 1.6%
Capital One Financial Corp.,
Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,016,458
Capital One Financial Corp.,
Sr. Unsecured, 1.00%, 11/06/15	150,000	150,314
Capital One Financial Corp.,
Sr. Unsecured, 6.75%, 9/15/17	1,000,000	1,177,301

TOTAL CONSUMER FINANCE		$2,344,073
DIVERSIFIED FINANCIAL SERVICES – 3.9%
Bank of America Corp.,
Sr. Unsecured, FRN, 1.32%, 3/22/18Δ	2,500,000	2,546,083
JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 0.87%, 1/28/19Δ	2,000,000	1,993,553
JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,003,869

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,543,505
ELECTRIC – 5.2%
Appalachian Power Co.,
Sr. Unsecured, 5.00%, 6/01/17	1,000,000	1,097,136
CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,099,146
Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	119,460
Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,049,832
Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,155,754

TOTAL ELECTRIC		$7,521,328
ELECTRONICS – 0.7%
Agilent Technologies, Inc.,
Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,075,044
ENVIORNMENTAL CONTROL – 0.8%
Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,144,170
FOOD PRODUCTS – 2.9%
General Mills, Inc.,
Sr. Unsecured, FRN, 0.54%, 1/29/16Δ	500,000	501,546
Kroger Co.,
Sr. Unsecured, 1.20%, 10/17/16	600,000	602,800
McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,170,221

Description	Par Value	Value
WM Wrigley Jr Co.,
Sr. Unsecured, 4.65%, 7/15/15	$690,000	$727,207
WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16●,Ω	160,000	160,661

TOTAL FOOD PRODUCTS		$4,162,435
FOREST PRODUCTS & PAPER – 1.7%
International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	2,250,000	2,434,545
HEALTH CARE PROVIDERS & SERVICES – 2.1%
UnitedHealth Group, Inc.,
Sr. Unsecured, 0.85%, 10/15/15	2,000,000	2,014,356
WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	1,000,000	1,028,967

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,043,323
HOME FURNISHINGS – 0.6%
Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	750,000	835,832
INSURANCE – 3.6%
American International Group, Inc.,
Sr. Unsecured, 3.80%, 3/22/17	1,000,000	1,072,945
Aon Corp.,
Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,853,792
WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	1,150,000	1,209,434

TOTAL INSURANCE		$5,136,171
MEDIA – 5.8%
CBS Corp.,
Company Guaranteed, 1.95%, 7/01/17	1,750,000	1,772,277
COX Communications, Inc.,
Sr. Unsecured, 5.45%, 12/15/14	2,000,000	2,084,472
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,101,253
News America, Inc.,
Company Guaranteed, 5.30%, 12/15/14	1,000,000	1,041,393
Time Warner Cable, Inc.,
Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,010,840
Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	43,000	48,545
Viacom, Inc.,
Sr. Unsecured, 1.25%, 2/27/15	300,000	301,982

TOTAL MEDIA		$8,360,762
MISCELLANEOUS MANUFACTURING – 2.9%
Eaton Corp.,
Company Guaranteed, 0.95%, 11/02/15	2,000,000	2,011,608
Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	2,000,000	2,117,496

TOTAL MISCELLANEOUS MANUFACTURING		$4,129,104
OIL & GAS – 10.1%
Devon Energy Corp.,
Sr. Unsecured, 1.20%, 12/15/16	1,000,000	999,875

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     123

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value
Diamond Offshore Drilling, Inc.,
Sr. Unsecured, 4.88%, 7/01/15	$1,000,000	$1,060,987
Hess Corp.,
Sr. Unsecured, 7.00%, 2/15/14	1,390,000	1,393,564
Husky Energy, Inc.,
Sr. Unsecured, 6.20%, 9/15/17	1,000,000	1,147,680
Marathon Oil Corp., Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,817,045
Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16●,Ω	400,000	408,420
Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	285,000	283,172
Phillips 66,
Company Guaranteed, 1.95%, 3/05/15	1,000,000	1,015,270
Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,047,457
Pioneer Natural Resources Co., Sr. Unsecured, 6.65%, 3/15/17	1,000,000	1,151,839
Transocean, Inc.,
Company Guaranteed, 5.05%, 12/15/16	2,000,000	2,199,595
Valero Energy Corp.,
Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,077,511

TOTAL OIL & GAS		$14,602,415
PHARMACEUTICALS – 4.2%
AbbVie, Inc.,
Sr. Unsecured, 1.20%, 11/06/15	2,700,000	2,728,466
Cardinal Health, Inc.,
Sr. Unsecured, 5.80%, 10/15/16	2,000,000	2,248,602
Zoetis, Inc.,
Sr. Unsecured, 1.15%, 2/01/16	1,000,000	1,005,621

TOTAL PHARMACEUTICALS		$5,982,689
PIPELINES – 7.8%
Buckeye Partners LP,
Sr. Unsecured, 5.30%, 10/15/14	1,700,000	1,751,638
Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	1,000,000	1,050,989
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	2,500,000	2,601,075
Kinder Morgan Energy Partners LP, Sr. Unsecured, 5.63%, 2/15/15	2,500,000	2,623,894
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.95%, 9/15/15	3,000,000	3,154,703

TOTAL PIPELINES		$11,182,299
REAL ESTATE INVESTMENT TRUSTS – 6.5%
Boston Properties LP,
Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,059,653
Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	1,000,000	1,056,016
Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	2,000,000	2,080,885

Description	Par Value	Value
HCP, Inc.,
Sr. Unsecured, 2.70%, 2/01/14	$110,000	$110,005
ProLogis LP,
Company Guaranteed, 6.13%, 12/01/16	1,000,000	1,131,637
Simon Property Group LP,
Sr. Unsecured, 5.10%, 6/15/15	1,325,000	1,406,175
Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	2,000,000	2,022,611
Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	435,000	448,066

TOTAL REAL ESTATE INVESTMENT TRUSTS		$9,315,048
RETAIL – 0.9%
CVS Caremark Corp.,
Sr. Unsecured, 1.20%, 12/05/16	200,000	201,146
Walgreen Co.,
Sr. Unsecured, 1.00%, 3/13/15	1,000,000	1,004,683
Wal-Mart Stores Pass-Through Trust 1994,
Series A-2, Pass-Through Certificates,
8.85%, 1/02/15	101,363	106,431

TOTAL RETAIL		$1,312,260
TELECOMMUNICATIONS – 1.6%
Verizon Communications, Inc.,
Sr. Unsecured, FRN, 1.78%, 9/15/16Δ	2,300,000	2,372,149
TRANSPORTATION – 1.6%
CSX Corp.,
Sr. Unsecured, 6.25%, 4/01/15	265,000	282,231
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	1,500,000	1,541,338
Ryder System, Inc.,
Sr. Unsecured, MTN, 3.60%, 3/01/16	400,000	418,291

TOTAL TRANSPORTATION		$2,241,860
TRUCKING & LEASING – 1.0%
GATX Corp.,
Sr. Unsecured, 4.75%, 5/15/15	1,400,000	1,470,802

TOTAL CORPORATE BONDS
(COST $122,372,729)		$123,370,903
U.S. TREASURY – 8.0%
U.S. TREASURY NOTES – 8.0%
0.25%, 12/31/15	2,200,000	2,198,152
0.75%, 1/15/17#	9,250,000	9,272,692

TOTAL U.S. TREASURY NOTES		$11,470,844

TOTAL U.S. TREASURY
(COST $11,450,612)		$11,470,844

	Number of Shares
MONEY MARKET FUND – 0.9%
Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	1,329,859	$1,329,859

TOTAL MONEY MARKET FUND
(COST $1,329,859)		$1,329,859

January 31, 2014 (unaudited)

124     PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (concluded)

Description	Number of Shares	Value
TOTAL INVESTMENTS IN SECURITIES – 96.2%
(COST $137,623,558)		$138,556,645

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 6.4%
REPURCHASE AGREEMENTS – 6.4%
Citigroup Global Markets, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $2,183,178, collateralized by U.S. Government Securities 1.62% to 8.00%, maturing 03/01/14 to 08/15/53, total market value of $2,226,836.	$2,183,173	$2,183,173
Deutsche Bank Securities, Inc., 0.03% dated 01/31/14 due 02/03/14, repurchase price $2,183,178, collateralized by U.S. Government Securities 2.50% to 6. 00%, maturing 07/01/21 to 01/01/44, total market value of $2,226,836.	2,183,173	2,183,173
HSBC Securities USA, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $2,183,177, collateralized by U.S. Government & Treasury Securities 0.00% to 9.38%, maturing 04/15/14 to 02/15/43, total market value of $2,226,849.	2,183,173	2,183,173

Description	Par Value	Value
RBS Securities, Inc., 0.02% dated 01/31/14 due 02/03/14, repurchase price $459,610, collateralized by U.S. Treasury Securities 0.63% to 3.88%, maturing 01/15/25 to 02/15/43, total market value of $468,802.	$459,609	$459,609
Royal Bank of Scotland PLC, 0.02% dated 01/31/14 due 02/03/14, repurchase price $2,183,177, collateralized by U.S. Government & Treasury Securities 2.00% to 7.25%, maturing 02/15/14 to 06/15/55, total market value of $2,226,842.	2,183,173	2,183,173

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $9,192,301)		$9,192,301

TOTAL INVESTMENTS – 102.6%
(COST $146,815,859)		$147,748,946
COLLATERAL FOR SECURITIES ON LOAN – (6.4%)		(9,192,301)
OTHER ASSETS LESS LIABILITIES – 3.8%		5,390,244

TOTAL NET ASSETS – 100.0%		$143,946,889

Cost of investments for Federal income tax purposes is $146,816,409. The net unrealized appreciation/(depreciation) of investments was $932,537. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,054,078 and net unrealized depreciation from investments for those securities having an excess of cost over value of $121,541.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$61	$—	$61
Asset-Backed Security	—	516,310	—	516,310
Collateralized Mortgage Obligations	—	1,868,668	—	1,868,668
Corporate Bonds	—	123,370,903	—	123,370,903
U.S. Treasury	—	11,470,844	—	11,470,844
Money Market Fund	1,329,859	—	—	1,329,859
Repurchase Agreements	—	9,192,301	—	9,192,301

Total	$1,329,859	$146,419,087	$—	$147,748,946

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 26.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.3%
Series 1988-6, Class C, 9.05%, 6/15/19	$9,912	$10,755
Series 1989-112, Class I, 6.50%, 1/15/21	1,882	2,053
Series 1990-136, Class E, 6.00%, 4/15/21	5,042	5,499
Series 1990-141, Class D, 5.00%, 5/15/21	2,139	2,284
Series 1993-1577, Class PK,
6.50%, 9/15/23	74,811	83,639
Series 1993-1644, Class K,
6.75%, 12/15/23	64,173	71,567
Series 1994-1686, Class PJ,
5.00%, 2/15/24	8,324	8,954
Series 2004-2844, Class PV,
5.00%, 8/15/15	221,135	224,938
Series 2005-3062, Class LU,
5.50%, 10/15/16	2,546,014	2,651,540
Series 2005-3074, Class BG,
5.00%, 9/15/33	482,857	492,357
Series 2009-3610, Class AB,
1.40%, 12/15/14	138,671	138,914
Series 2011-3799, Class GK,
2.75%, 1/15/21	302,995	310,687
Series 2012-K710, Class A1,
1.44%, 1/25/19	2,814,464	2,842,939
Series 3893, Class DJ, 2.00%, 10/15/20	2,933,399	2,994,084

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,840,210
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 9.7%
Series 1993-113, Class PK, 6.50%, 7/25/23	54,625	61,126
Series 1993-127, Class H, 6.50%, 7/25/23	51,730	57,664
Series 1993-202, Class J, 6.50%, 11/25/23	28,358	31,876
Series 1994-3, Class PL, 5.50%, 1/25/24	55,968	61,399
Series 1994-55, Class H, 7.00%, 3/25/24	58,303	66,289
Series 2002-52, Class QA, 6.00%, 7/18/32	27,717	29,915
Series 2002-94, Class HQ, 4.50%, 1/25/18	1,208,588	1,266,664
Series 2003-3, Class BC, 5.00%, 2/25/18	856,314	908,030
Series 2003-45, Class AB, 3.75%, 5/25/33	9,571	9,684
Series 2009-70, Class NM, 3.25%, 8/25/19	1,951,138	2,018,923
Series 2011-66, Class QE, 2.00%, 7/25/21	1,063,608	1,075,822
Series 2011-71, Class DJ, 3.00%, 3/25/25	1,301,355	1,339,236
Series 2011-81, Class PA, 3.50%, 8/25/26	3,134,466	3,289,021

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,215,649

Description	Par Value	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 5.7%
Series 2005-44, Class PC, 5.00%, 12/20/33 $	1,223,891	$1,287,424
Series 2010-17, Class K, 4.00%, 3/16/22	4,089,862	4,246,962
Series 2010-91, Class PA, 3.00%, 8/20/31	522,878	524,752

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$6,059,138
WHOLE LOAN – 1.6%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.79%, 2/25/34Δ	303,620	293,368
Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.87%, 3/25/34Δ	220,524	214,625
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.70%, 11/25/35Δ	1,266,409	1,133,816

TOTAL WHOLE LOAN		$1,641,809

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $27,935,381)		$27,756,806
CORPORATE BOND – 0.6%
TRANSPORTATION – 0.6%
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	499,000	593,847

TOTAL CORPORATE BOND
(COST $499,000)		$593,847
GOVERNMENT AGENCIES – 49.7%
FEDERAL HOME LOAN BANK (FHLB) – 10.7%
4.00%, 3/19/14‡	3,000,000	2,999,315
0.50%, 11/20/15	2,000,000	2,004,899
1.75%, 9/11/15	4,000,000	4,088,075
5.38%, 5/18/16	2,000,000	2,222,206

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$11,314,495
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 17.8%
0.50%, 5/13/16	2,000,000	2,002,121
0.63%, 12/29/14	3,000,000	3,012,811
0.88%, 10/14/16	3,000,000	3,017,448
1.00%, 3/08/17	3,000,000	3,021,225
2.00%, 8/25/16	1,000,000	1,036,122
4.75%, 1/19/16	1,000,000	1,085,236
4.88%, 6/13/18	1,000,000	1,145,430

January 31, 2014 (unaudited)

126     PORTFOLIO OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value
5.13%, 10/18/16	$2,000,000	$2,239,464
5.25%, 4/18/16	2,000,000	2,209,619

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$18,769,476
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 21.0%
0.38%, 3/16/15	4,000,000	4,005,487
0.38%, 12/21/15	3,000,000	3,002,103
0.38%, 7/05/16	2,000,000	1,992,591
0.50%, 5/27/15	3,000,000	3,011,265
0.50%, 3/30/16	5,000,000	5,004,060
2.25%, 3/15/16	5,000,000	5,191,673

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,207,179
SMALL BUSINESS ADMINISTRATION – 0.2%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	14,496	15,137
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	122,507	129,098
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	57,469	60,619
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	2,810	3,003
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	5,599	6,100

TOTAL SMALL BUSINESS ADMINISTRATION		$213,957

TOTAL GOVERNMENT AGENCIES
(COST $51,432,185)		$52,505,107
MORTGAGE-BACKED SECURITIES – 16.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.7%
Pool 287773, 7.50%, 3/01/17	633	660
Pool 538733, 9.00%, 9/01/19	272	280
Pool A18401, 6.00%, 2/01/34	732,204	814,305
Pool C78010, 5.50%, 4/01/33	1,094,333	1,226,221
Pool C80328, 7.50%, 7/01/25	43,710	49,798
Pool G01425, 7.50%, 5/01/32	92,927	106,539
Pool G01831, 6.00%, 5/01/35	230,644	256,506
Pool G12709, 5.00%, 7/01/22	206,860	222,441
Pool G14695, 4.50%, 6/01/26	1,196,483	1,286,431

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,963,181
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.9%
Pool 202957, 8.00%, 8/01/21	3,684	3,890
Pool 252439, 6.50%, 5/01/29	40,098	45,164
Pool 255933, 5.50%, 11/01/35	231,372	255,452

Description	Par Value	Value
Pool 323419, 6.00%, 12/01/28	$69,073	$77,049
Pool 334593, 7.00%, 5/01/24	76,592	86,747
Pool 39862, 9.75%, 9/01/17	5,454	5,774
Pool 436746, 6.50%, 8/01/28	48,053	51,124
Pool 440401, 6.50%, 8/01/28	185,714	208,306
Pool 485678, 6.50%, 3/01/29	39,075	44,414
Pool 494375, 6.50%, 4/01/29	17,958	19,043
Pool 545051, 6.00%, 9/01/29	128,363	143,025
Pool 604867, 7.00%, 1/01/25	453	463
Pool 625596, 7.00%, 2/01/32	17,035	17,837
Pool 725418, 6.50%, 5/01/34	198,010	223,274
Pool 833143, 5.50%, 9/01/35	1,197,552	1,323,871
Pool 843323, 5.50%, 10/01/35	107,616	118,816
Pool AE2520, 3.00%, 1/01/26	484,422	502,319
Pool MA0909, 3.00%, 11/01/21	1,077,735	1,133,380
Pool MA0921, 3.00%, 12/01/21	7,877,685	8,284,423

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$12,544,371
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 1061, 9.00%, 4/20/23	16,896	17,612
Pool 1886, 9.00%, 10/20/24	1,321	1,401
Pool 188603, 9.00%, 11/15/16	5,063	5,207
Pool 208196, 9.00%, 2/15/17	7,848	8,080
Pool 306066, 8.50%, 7/15/21	4,857	5,571
Pool 307983, 8.50%, 7/15/21	16,701	17,194
Pool 341948, 8.50%, 1/15/23	9,778	10,045
Pool 346572, 7.00%, 5/15/23	12,453	14,190
Pool 484269, 7.00%, 9/15/28	45,669	49,643
Pool 581522, 6.00%, 5/15/33	233,432	261,829
Pool 592505, 6.00%, 4/15/33	152,554	162,796
Pool 780440, 8.50%, 11/15/17	1,277	1,434

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$555,002

TOTAL MORTGAGE-BACKED SECURITIES
(COST $16,495,358)		$17,062,554
MUNICIPAL BOND – 0.1%
DEVELOPMENT – 0.1%
City of Miami, FL, Rent Revenue, Series 1998, (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	115,000	138,561

TOTAL MUNICIPAL BOND
(COST $124,643)		$138,561
U.S. TREASURY – 8.3%
U.S. TREASURY INFLATION INDEXED NOTE – 1.2%
1.13%, 1/15/21	1,100,000	1,258,641

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     127

Wilmington Short Duration Government Bond Fund (concluded)

Description	Par Value	Value
U.S. TREASURY NOTE – 7.1%
0.25%, 4/30/14	$7,500,000	$7,503,367

TOTAL U.S. TREASURY
(COST $8,682,403)		$8,762,008
MONEY MARKET FUND – 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%^	591,790	591,790

Description	Par Value	Value
TOTAL MONEY MARKET FUND
(COST $591,790)		$591,790

TOTAL INVESTMENTS – 101.7%
(COST $105,760,760)		$107,410,673
OTHER LIABILITIES LESS ASSETS – (1.7%)		(1,774,800)

TOTAL NET ASSETS – 100.0%		$105,635,873

Cost of investments for Federal income tax purposes is $105,769,144. The net unrealized appreciation/(depreciation) of investments was $1,641,529. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,072,762 and net unrealized depreciation from investments for those securities having an excess of cost over value of $431,233.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$27,756,806	$—	$27,756,806
Corporate Bond	—	593,847	—	593,847
Government Agencies	—	52,505,107	—	52,505,107
Mortgage-Backed Securities	—	17,062,554	—	17,062,554
Municipal Bond	—	138,561	—	138,561
U.S. Treasury	—	8,762,008	—	8,762,008
Money Market Fund	591,790	—	—	591,790

Total	$591,790	$106,818,883	$—	$107,410,673

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.1%
ALABAMA – 0.5%
MEDICAL – 0.5%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,118,120

TOTAL ALABAMA		$1,118,120
ARIZONA – 2.1%
LEASE – 0.5%
City of Tucson, AZ, Certificate Participation Bonds, Public Improvements, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,095,260
WATER & SEWER – 1.6%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,438,930

TOTAL ARIZONA		$4,534,190
CALIFORNIA – 8.8%
AIRPORT – 1.5%
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding Revenue Bonds, 5.00%, 5/01/26	2,925,000	3,272,900
GENERAL OBLIGATIONS – 1.6%
State of California, CA, GO Unlimited, Public Improvements, 5.00%, 10/01/21	3,000,000	3,584,880
LEASE – 2.1%
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,523,240
MEDICAL – 0.2%
California Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	485,000	514,701
SCHOOL DISTRICT – 0.8%
San Ramon Valley Unified School District, CA, GO Unlimited, Refunding Bonds, 5.00%, 8/01/27	1,450,000	1,649,738
WATER & SEWER – 2.6%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C), 5.00%, 11/01/27	5,000,000	5,679,500

TOTAL CALIFORNIA		$19,224,959
COLORADO – 1.0%

Description	Par Value	Value
AIRPORT – 1.0%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	$2,000,000	$2,224,600

TOTAL COLORADO		$2,224,600
DISTRICT OF COLUMBIA – 1.1%
DEDICATED TAX – 1.1%
District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,289,640

TOTAL DISTRICT OF COLUMBIA		$2,289,640
FLORIDA – 0.5%
LEASE – 0.5%
City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	1,000,000	1,114,620

TOTAL FLORIDA		$1,114,620
GEORGIA – 2.8%
GENERAL OBLIGATIONS – 1.0%
State of Georgia, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,274,980
HIGHER EDUCATION – 1.0%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,147,652
MEDICAL – 0.8%
Cobb County Kennestone Hospital Authority, Refunding Revenue Bonds, 5.00%, 4/01/27	1,500,000	1,654,650

TOTAL GEORGIA		$6,077,282
ILLINOIS – 1.4%
DEDICATED TAX – 1.4%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,129,800

TOTAL ILLINOIS		$3,129,800
INDIANA – 1.7%
GENERAL OBLIGATIONS – 0.7%
Indianapolis-Marion County Public Library, GO Unlimited, Refunding Revenue Bonds, (State Intercept Program), 5.00%, 1/01/19	1,270,000	1,486,154

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     129

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
MEDICAL – 1.0%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	$2,000,000	$2,196,360

TOTAL INDIANA		$3,682,514
MARYLAND – 1.1%
LEASE – 1.1%
County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	2,000,000	2,350,620

TOTAL MARYLAND		$2,350,620
MASSACHUSETTS – 2.4%
DEDICATED TAX – 1.1%
Massachusetts Bay Transportation Authority, MA, Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,490,220
WATER & SEWER – 1.3%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,754,730

TOTAL MASSACHUSETTS		$5,244,950
MICHIGAN – 7.0%
DEDICATED TAX – 3.0%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	3,500,000	4,109,175
Michigan Finance Authority, Refunding Revenue Bonds, (Series B), 5.00%, 7/01/21	2,000,000	2,264,160

TOTAL DEDICATED TAX		$6,373,335
SCHOOL DISTRICT – 1.5%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,137,760
Lansing School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,157,280

TOTAL SCHOOL DISTRICT		$3,295,040
UTILITIES – 1.5%
Lansing Board of Water & Light, Revenue Bonds, (Series A), 5.00%, 7/01/29	3,000,000	3,274,230
WATER & SEWER – 1.0%
Michigan Municipal Bond Authority, Revenue Bonds, Water Utility Improvements, 5.00%, 10/01/19	2,075,000	2,217,905

TOTAL MICHIGAN		$15,160,510
MISSOURI – 0.5%
AIRPORT – 0.5%
City of St Louis MO, Airport Revenue, Refunding Revenue Bonds, (Series A), (Lambert International Airport), (AGM), 5.00%, 7/01/23	1,000,000	1,097,240

Description	Par Value	Value

TOTAL MISSOURI		$1,097,240
NEVADA – 3.1%
DEDICATED TAX – 1.1%
County of Clark, NV, Refunding Revenue Bonds, 5.00%, 7/01/18	$2,000,000	$2,319,880
GENERAL OBLIGATIONS – 1.5%
County of Clark, NV, GO Limited, Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,091,540
Las Vegas Valley Water District, NV, GO Limited, Water Utility Improvements, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,197,000

TOTAL GENERAL OBLIGATIONS		$3,288,540
SCHOOL DISTRICT – 0.5%
Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,115,400

TOTAL NEVADA		$6,723,820
NEW YORK – 10.4%
DEDICATED TAX – 6.1%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, 5.00%, 11/15/21	1,960,000	2,359,213
New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,794,281
New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,785,555
New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,147,495
New York State Environmental Facilities Corp., Revenue Bonds, Recreational Facility Improvements, (Series A), 5.00%, 12/15/21	2,000,000	2,158,920

TOTAL DEDICATED TAX		$13,245,464
GENERAL OBLIGATIONS – 0.6%
County of Sullivan, NY, GO Limited, Refunding Revenue Bonds, 5.00%, 7/15/18	1,100,000	1,279,036
LEASE – 0.5%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,157,670
TOBACCO – 0.5%
Tobacco Settlement Financing Corp., NY, Refunding Revenue Bonds, (Series B), 5.00%, 6/01/22	1,000,000	1,114,370
TRANSPORTATION – 2.7%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series E), 5.00%, 11/15/19	2,565,000	3,008,129

January 31, 2014 (unaudited)

130     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Airport & Marina Improvements), 5.00%, 12/01/23	$2,500,000	$2,937,275

TOTAL TRANSPORTATION		$5,945,404

TOTAL NEW YORK		$22,741,944
OHIO – 3.7%
DEDICATED TAX – 0.8%
County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,674,165
GENERAL OBLIGATIONS – 1.7%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,306,097
City of Akron, OH, GO Limited, Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/24	1,275,000	1,367,298

TOTAL GENERAL OBLIGATIONS		$3,673,395
WATER & SEWER – 1.2%
Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,737,371

TOTAL OHIO		$8,084,931
PENNSYLVANIA – 22.1%
DEDICATED TAX – 0.6%
Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,250,000	1,382,175
GENERAL OBLIGATIONS – 1.6%
City of Philadelphia, PA, GO Unlimited, Public Improvements, (CIFG), 5.00%, 8/01/23	1,000,000	1,048,300
City of Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 9/15/21	2,040,000	2,324,111

TOTAL GENERAL OBLIGATIONS		$3,372,411
HIGHER EDUCATION – 5.9%
Huntingdon County General Authority, PA, Refunding Revenue Bonds, (Series A), (Juniata College, OBG), 5.00%, 5/01/27	1,765,000	1,879,690
Lancaster Higher Education Authority, PA, Refunding Revenue Bonds, (Franklin & Marshall College, OBG), 5.00%, 4/15/18	2,350,000	2,538,963
Montgomery County Higher Education & Health Authority, PA, Revenue Bonds, University & College Improvements, (Series FF1), (Dickinson College Project, OBG)/(CIFG), 5.00%, 5/01/20	1,490,000	1,629,881
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Drexel University, OBG), 5.00%, 5/01/18	1,000,000	1,149,150
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG), 5.00%, 1/01/23	1,620,000	1,798,799

Description	Par Value	Value
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University & College Improvements, (Drexel University College of Medicine, OBG)/(National Reinsurance), 5.00%, 5/01/27	$1,250,000	$1,333,550
State Public School Building Authority, PA, Revenue Bonds, University & College Improvements, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,423,136

TOTAL HIGHER EDUCATION		$12,753,169
LEASE – 0.7%
Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,522,230
MEDICAL – 4.0%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,638,422
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,146,700
Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG) 5.00%, 3/15/19	1,485,000	1,643,093
5.00%, 3/15/23	1,770,000	1,933,477
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,385,796

TOTAL MEDICAL		$8,747,488
PRE-REFUNDED/ESCROW – 4.5%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19S	4,775,000	6,908,565
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,945,189

TOTAL PRE-REFUNDED/ESCROW		$9,853,754
SCHOOL DISTRICT – 2.9%
Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,800,334
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,036,387
School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,479,348

TOTAL SCHOOL DISTRICT		$6,316,069

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     131

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
TRANSPORTATION – 1.9%
Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	$1,400,000	$1,589,028
Pittsburgh Public Parking Authority, PA, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,640,257

TOTAL TRANSPORTATION		$4,229,285

TOTAL PENNSYLVANIA		$48,176,581
TENNESSEE – 1.4%
GENERAL OBLIGATIONS – 0.8%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,847,733
HIGHER EDUCATION – 0.6%
Tennessee School Bond Authority, TN, Revenue Bonds, University & College Improvements, (Series A), (State Intercept Program), 5.00%, 5/01/19	1,035,000	1,228,266

TOTAL TENNESSEE		$3,075,999
TEXAS – 14.0%
AIRPORT – 2.0%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D)
5.25%, 11/01/23	2,500,000	2,863,300
5.25%, 11/01/26	1,410,000	1,553,665

TOTAL AIRPORT		$4,416,965
HIGHER EDUCATION – 3.3%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,563,236
Permanent University Fund, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	3,000,000	3,517,590

TOTAL HIGHER EDUCATION		$7,080,826
MEDICAL – 6.2%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,159,240
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,521,000
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	6,882,548

TOTAL MEDICAL		$13,562,788

Description	Par Value	Value
SCHOOL DISTRICT – 2.5%
San Antonio Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (PSF-GTD), 5.00%, 8/15/21	$5,000,000	$5,339,200

TOTAL TEXAS		$30,399,779
UTAH – 1.1%
MEDICAL – 1.1%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,025,000	1,142,475
5.00%, 5/15/26	1,200,000	1,328,496

TOTAL MEDICAL		$2,470,971

TOTAL UTAH		$2,470,971
VIRGINIA – 2.2%
HIGHER EDUCATION – 2.2%
Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,770,160

TOTAL VIRGINIA		$4,770,160
WASHINGTON – 8.2%
DEDICATED TAX – 1.3%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,730,008
GENERAL OBLIGATIONS – 2.7%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	5,000,000	5,902,700
HIGHER EDUCATION – 2.4%
University of Washington, WA, Revenue Bonds, University & College Improvements, 5.00%, 7/01/27	4,550,000	5,253,294
LEASE – 1.3%
Washington Economic Development Finance Authority, Revenue Bonds, Economic Improvements, (Washington Biomedical Research Properties, OBG)/(National Reinsurance)
5.00%, 6/01/23	1,510,000	1,648,059
5.25%, 6/01/21	1,000,000	1,080,540

TOTAL LEASE		$2,728,599
POWER – 0.5%
County of Lewis Public Utility District No. 1, WA, Current Refunding Revenue Bonds, 5.25%, 10/01/28	1,000,000	1,163,600

TOTAL WASHINGTON		$17,778,201

TOTAL MUNICIPAL BONDS (COST $204,399,451)		$211,471,431

January 31, 2014 (unaudited)

132     PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

	Number of Shares
MONEY MARKET FUND – 1.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	4,195,651	$4,195,651

TOTAL MONEY MARKET FUND (COST $4,195,651)		$4,195,651

Description	Number of Shares	Value
TOTAL INVESTMENTS – 99.0% (COST $208,595,102)		$215,667,082
OTHER ASSETS LESS LIABILITIES – 1.0%		2,095,318

TOTAL NET ASSETS – 100.0%		$217,762,400

Cost of investments for Federal income tax purposes is $208,595,102. The net unrealized appreciation/(depreciation) of investments was $7,071,980. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,144,996 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,073,016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$211,471,431	$—	$211,471,431
Money Market Fund	4,195,651	—	—	4,195,651

Total	$4,195,651	$211,471,431	$—	$215,667,082

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.5%
MARYLAND – 97.5%
CONTINUING CARE – 1.4%
Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,251,156
DEDICATED TAX – 3.8%
Maryland State Department of Transportation, Revenue Bonds, Transit Improvements
5.00%, 2/15/28	1,375,000	1,546,806
5.50%, 2/15/17	1,740,000	1,974,309

TOTAL DEDICATED TAX		$3,521,115
GENERAL OBLIGATIONS – 35.5%
Anne Arundel County, MD, Tax Allocation, Refunding Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,237,532
Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,183,440
Baltimore County, MD, GO Unlimited, Refunding Notes, Public Improvements, 5.00%, 2/01/28	1,000,000	1,140,100
Cecil County, MD, GO Unlimited, Public Improvements, (AGM), 4.00%, 12/01/16	1,000,000	1,098,830
Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,061,302
Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	3,020,000	3,599,508
Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,816,485
Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,250,340
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,943,025
Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,415,560
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A)
5.00%, 8/01/19	1,240,000	1,485,656
5.00%, 7/01/22	2,000,000	2,327,640
Prince George’s County, MD, GO Limited, Public Improvements, (Series A),
5.00%, 9/15/27	3,020,000	3,445,669

Description	Par Value	Value
Queen Anne’s County, MD, GO Unlimited, Refunding Bonds, (National Reinsurance), 5.00%, 11/15/16	$1,000,000	$1,080,830
Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	1,000,000	1,213,320
Washington Suburban Sanitary Commission, MD, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	1,000,000	1,172,840

TOTAL GENERAL OBLIGATIONS		$32,472,077
HIGHER EDUCATION – 10.2%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Goucher College), 5.00%, 7/01/26	1,000,000	1,094,020
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,401,420
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (John Hopkins University)
5.00%, 7/01/24	2,000,000	2,333,580
5.00%, 7/01/26	3,000,000	3,455,400

TOTAL HIGHER EDUCATION		$9,284,420
LEASE – 5.8%
Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	2,880,816
Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,184,830
Maryland Stadium Authority, MD, Refunding Revenue Bonds, 5.00%, 6/15/17	1,055,000	1,205,749

TOTAL LEASE		$5,271,395
MEDICAL – 17.1%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)
5.00%, 7/01/22	1,000,000	1,141,390
5.00%, 7/01/25	1,000,000	1,099,330
5.00%, 7/01/26	1,100,000	1,199,264
5.00%, 7/01/27	535,000	577,265
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,122,803

January 31, 2014 (unaudited)

134     PORTFOLIO OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	$1,935,000	$2,032,156
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,637,400
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)
5.00%, 7/01/19	1,000,000	1,187,430
5.00%, 7/01/22	1,000,000	1,174,180
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health)
5.00%, 8/15/26	1,500,000	1,628,520
5.00%, 8/15/27	1,000,000	1,074,330
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System), 5.00%, 5/15/28	675,000	745,929

TOTAL MEDICAL		$15,619,997
PRE-REFUNDED/ESCROW – 5.9%
Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,251,020
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 5/01/19	1,000,000	1,143,910

TOTAL PRE-REFUNDED/ESCROW		$5,394,930
TRANSPORTATION – 17.8%
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/17	2,000,000	2,284,100

Description	Par Value	Value
5.00%, 5/01/18	$825,000	$965,052
Maryland State Department of Transportation, Revenue Bonds, Highway Improvements, 5.50%, 2/01/16	1,000,000	1,103,890
Maryland State Transportation Authority, Refunding Revenue Bonds
5.00%, 7/01/18	2,500,000	2,930,400
5.00%, 7/01/25	1,000,000	1,155,430
Maryland State Transportation Authority, Revenue Bonds, Highway Improvements, 5.25%, 3/01/18	3,520,000	4,124,666
Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds
4.00%, 6/01/16	1,440,000	1,558,051
5.00%, 6/01/21	1,820,000	2,161,359

TOTAL TRANSPORTATION		$16,282,948

TOTAL MARYLAND		$89,098,038

TOTAL MUNICIPAL BONDS (COST $87,225,037)		$89,098,038

	Number of Shares
MONEY MARKET FUND – 1.8%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	1,628,198	$1,628,198

TOTAL MONEY MARKET FUND
(COST $1,628,198)		$1,628,198

TOTAL INVESTMENTS – 99.3%
(COST $88,853,235)		$90,726,236
OTHER ASSETS LESS LIABILITIES – 0.7%		662,237

TOTAL NET ASSETS – 100.0%		$91,388,473

Cost of investments for Federal income tax purposes is $88,792,529. The net unrealized appreciation/(depreciation) of investments was $1,933,707. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,508,043 and net unrealized depreciation from investments for those securities having an excess of cost over value of $574,336.

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     135

Wilmington Maryland Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$89,098,038	$—	$89,098,038
Money Market Fund	1,628,198	—	—	1,628,198

Total	$1,628,198	$89,098,038	$—	$90,726,236

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 97.0%
NEW YORK – 97.0%
DEDICATED TAX – 19.0%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/24	$1,000,000	$1,153,370
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	1,000,000	1,121,510
Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,203,680
New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,599,100
New York State Dormitory Authority, Revenue Bond, University and College Improvements, (Series A), 5.00%, 7/01/28	1,000,000	1,130,990
New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	5,000,000	5,781,050
New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	2,500,000	2,862,175
New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,123,650

TOTAL DEDICATED TAX		$17,975,525
GENERAL OBLIGATIONS – 8.0%
New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,394,950
New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Witholding), 5.00%, 12/15/21	2,090,000	2,516,715
Westchester County, NY, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 10/15/17	1,425,000	1,650,506

TOTAL GENERAL OBLIGATIONS		$7,562,171
HIGHER EDUCATION – 4.3%
New York State Dormitory Authority, Revenue Refunding Bonds, University & College Improvements, (Columbia University), 5.00%, 10/01/19	1,865,000	2,239,585
New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,844,175

TOTAL HIGHER EDUCATION		$4,083,760

Description	Par Value	Value
LEASE – 16.9%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/17	$1,400,000	$1,588,986
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	1,000,000	1,144,120
Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,415,890
Monroe County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (Rochester School Modernization Project), 5.00%, 5/01/16	2,000,000	2,197,540
New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,101,957
New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,129,520
New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,433,380

TOTAL LEASE		$16,011,393
MEDICAL – 5.1%
Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,045,860
New York State Dormitory Authority, Revenue Refunding Bonds, (Series A), (North Shore Long Island Jewish) 5.00%, 5/01/16	1,000,000	1,094,400
5.00%, 5/01/17	1,300,000	1,462,006
New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,224,595

TOTAL MEDICAL		$4,826,861
POWER – 3.3%
New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO of Authority), 5.00%, 11/15/22	2,575,000	3,081,760

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     137

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value
PRE-REFUNDED/ESCROW – 4.6%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	$3,500,000	$4,380,950
SCHOOL DISTRICT – 12.9%
Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,163,260
Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Witholding), 4.00%, 11/15/21	1,625,000	1,806,724
East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,560,743
Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,153,870
New Rochelle City School District, NY, GO Limited, Refunding Bonds, (State Aid Withholding)
4.00%, 9/01/16	1,000,000	1,093,180
5.00%, 9/01/17	1,530,000	1,764,809
New York State Dormitory Authority, Revenue Refunding Bonds, School Improvements, (Series C), (State Aid Withholding), 7.25%, 10/01/28	3,000,000	3,633,420

TOTAL SCHOOL DISTRICT		$12,176,006
TRANSPORTATION – 15.7%
Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,123,080
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, (Series E), (Transit Improvements), 5.00%, 11/15/28	2,000,000	2,186,840
Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series A), 5.00%, 11/15/25	1,405,000	1,556,290
Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	4,000,000	4,699,640
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B) 5.00%, 11/15/25	1,000,000	1,170,270

Description	Par Value	Value
5.00%, 11/15/28	$1,500,000	$1,695,015
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Highway Improvements, (Series A), 5.00%, 11/15/20	2,070,000	2,463,983

TOTAL TRANSPORTATION		$14,895,118
WATER & SEWER – 7.2%
New York City, NY, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	5,686,500
New York State Environmental Facilities Corp., Refunding Revenue Bonds, NYC Municipal Water, 5.00%, 6/15/17	1,020,000	1,167,992

TOTAL WATER & SEWER		$6,854,492

TOTAL NEW YORK		$91,848,036

TOTAL MUNICIPAL BONDS (COST $88,395,465)		$91,848,036

	Number of Shares
MONEY MARKET FUND – 2.2%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,062,389	$2,062,389

TOTAL MONEY MARKET FUND (COST $2,062,389)		$2,062,389

TOTAL INVESTMENTS – 99.2% (COST $90,457,854)		$93,910,425
OTHER ASSETS LESS LIABILITIES – 0.8%		761,712

TOTAL NET ASSETS – 100.0%		$94,672,137

Cost of investments for Federal income tax purposes is $90,395,551. The net unrealized appreciation/(depreciation) of investments was $3,514,874. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,834,777 and net unrealized depreciation from investments for those securities having an excess of cost over value of $319,903.

January 31, 2014 (unaudited)

138     PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$91,848,036	$—	$91,848,036
Money Market Fund	2,062,389	—	—	2,062,389

Total	$2,062,389	$91,848,036	$—	$93,910,425

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - FIXED INCOME AND MUNICIPAL FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2014, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Broad Market Bond Fund	$12,241,505	6.3%
Intermediate-Term Bond Fund	1,433,140	0.9%
Short-Term Corporate Bond Fund	3,273,068	2.3%

—	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Broad Market Bond Fund
Crown Castle Towers LLC	07/29/2010	$1,000,000	$1,070,654
Crown Castle Towers LLC	08/04/2010	1,003,370	1,070,654
Daimler Finance North America LLC	09/07/2011	247,588	262,272
Extended Stay America Trust 2013-ESH	01/25/2013	797,998	779,563
FMR LLC	10/28/2009	997,720	1,221,980
General Motors Financial Co., Inc.	08/13/2012	300,000	318,750
General Motors Financial Co., Inc.	05/08/2013	600,000	607,500
General Motors Financial Co., Inc.	09/24/2013	2,000,000	2,130,000
Harley-Davidson Funding Corp.	11/19/2009	499,195	521,638
Hyundai Capital America	12/01/2011	248,878	265,458
Hyundai Capital America	09/24/2012	249,855	252,577
Hyundai Capital America	08/06/2013	574,666	579,729
Hyundai Capital Services, Inc.	03/06/2012	249,073	261,713
LA Areana Funding LLC	04/23/1999	1,005,651	1,147,931
Nabors Industries, Inc.	09/04/2013	799,536	816,839
NBCUniversal Enterprise	03/20/2013	420,475	421,499
SLM Student Loan Trust	04/14/2011	385,442	387,232
WM Wrigley Jr. Co.	10/17/2013	124,861	125,516
			$12,241,505	6.3%
Intermediate-Term Bond Fund
General Motors Financial Co., Inc.	08/13/2012	250,000	265,625
General Motors Financial Co., Inc.	05/07/2013	300,000	303,750
General Motors Financial Co., Inc.	09/24/2013	220,000	225,500
SLM Student Loan Trust	04/14/2011	385,442	387,232
WM Wrigley Jr. Co.	10/16/2013	249,722	251,033
			$1,433,140	0.9%
Short-Term Corporate Bond Fund
Extended Stay America Trust 2013-ESH	01/25/2013	503,736	492,099
General Motors Financial Co., Inc.	08/13/2012	200,000	212,500
General Motors Financial Co., Inc.	05/08/2013	560,000	567,000
Hyundai Capital America	08/06/2013	399,768	403,290
Hyundai Capital America	09/24/2012	249,855	252,577
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	260,211
Nabors Industries, Inc.	09/04/2013	399,768	408,420

January 31, 2014 (unaudited)

140      Notes to Portfolios of Investments - Fixed Income and Municipal Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
SLM Education Loan Trust	04/14/2011	$513,923	$516,310
WM Wrigley Jr. Co.	10/17/2013	159,822	160,661
			$3,273,068	2.3%

^	7-Day net yield.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments.
S	All or a portion of this security was segregated for extended settlement contracts.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal

AMBAC – American Bond Assurance Corporation

BKNT – Bank Note

CAPMAC – Capital Markets Assurance Corporation

CIFG – IXIS Financial Guarantee

CMBS – Commercial Mortgage Backed Securities

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FGIC – Financial Guarantee Insurance Company

FNMA – Federal National Mortgage Association

FRN – Float Rate Note
GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

IDA – Industrial Development Authority/Agency

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

NATL-RE – National Reinsurance

OBG – Obligation

PLC – Public Limited Company

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

REIT – Real Estate Investment Trust

UPMC – University of Pittsburgh Medical Center

January 31, 2014 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
ASSET-BACKED COMMERCIAL PAPER – 7.6%¿
Chariot Funding LLC
0.30%, 2/14/14•,Ω	$25,000,000	$24,997,292
0.30%, 4/04/14•,Ω	50,000,000	49,974,167
0.32%, 2/10/14•,Ω	25,000,000	24,998,000
CRC Funding LLC
0.17%, 3/17/14•,Ω	30,000,000	29,993,767
0.18%, 3/07/14•,Ω	50,000,000	49,991,500
Old Line Funding LLC,
0.22%, 4/04/14•,Ω	50,000,000	49,981,056
Thunder Bay Funding LLC,
0.24%, 5/08/14•,Ω	50,000,000	49,968,000

TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $279,903,782)		$279,903,782
CERTIFICATE OF DEPOSIT – 15.0%
Bank of America, NA,
0.21%, 5/19/14	50,000,000	50,000,000
0.22%, 3/21/14	50,000,000	50,000,000
Bank of Montreal, CHI
0.16%, 4/08/14	50,000,000	50,000,000
0.17%, 3/17/14	50,000,000	50,000,000
Bank of Nova Scotia, HOU
0.21%, 7/30/14	50,000,000	50,000,000
0.22%, 3/11/14	50,000,000	50,000,000
JPMorgan Chase & Co.,
0.29%, 11/06/13Δ	50,000,000	50,000,000
Toronto Dominion Bank, NY
0.22%, 11/18/14	50,000,000	50,000,000
0.23%, 2/20/14	50,000,000	50,000,000
Wells Fargo Bank, NA,
0.14%, 2/13/14	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT (COST $550,000,000)		$550,000,000
CORPORATE NOTES & BONDS – 2.1%
Johnson & Johnson, Sr. Unsecured, 0.33%, 5/15/14Δ	75,000,000	75,039,556

TOTAL CORPORATE NOTES & BONDS (COST $75,039,556)		$75,039,556
FINANCIAL COMPANY COMMERCIAL PAPER – 11.4%¿
Australia & New Zealand Banking Group Ltd.,
0.18%, 3/25/14•,Ω	71,090,000	71,072,030

Description	Par Value	Value
Commonwealth Bank of Australia,
0.20%, 11/24/14•,Ω	$50,000,000	$50,000,000
JPMorgan Chase & Co.,
0.35%, 2/03/14•,Ω	50,000,000	49,999,028
National Australia Funding,
0.04%, 2/03/14•,Ω	100,000,000	99,999,778
PNC Bank, NA
0.24%, 7/01/14	25,000,000	24,975,000
0.26%, 9/10/14	25,000,000	24,960,097
0.30%, 10/17/14	50,000,000	50,000,000
Westpac Banking Corp.,
0.14%, 3/11/14•,Ω	50,000,000	49,992,611

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $420,998,544)		$420,998,544
MUNICIPAL COMMERCIAL PAPER – 6.7%¿
Salt River Project Agriculture Improvement & Power District
0.10%, 2/03/14	45,000,000	44,999,750
0.10%, 2/06/14	30,000,000	29,999,583
University of California
0.10%, 2/10/14	50,000,000	49,998,750
0.14%, 2/19/14	50,000,000	49,996,500
University of Chicago,
0.10%, 3/17/14	50,000,000	49,993,889
University of Utah,
0.12%, 3/10/14	20,000,000	20,000,000

TOTAL MUNICIPAL COMMERCIAL PAPER (COST $244,988,472)		$244,988,472
MUNICIPAL NOTES & BONDS – 13.5%
Connecticut State Health and Educational Facilities Authority, Revenue Bonds, (Series T-2) Weekly VRDNs, (Yale University, OBG), 0.02%, 2/07/14	39,250,000	39,250,000
Gulf Coast, TX, Individual Development Authority, Revenue Bonds, (Exxon Mobil, OBG), Daily VRDNs, 0.05%, 2/01/14	76,030,000	76,030,000
Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG), 0.03%, 2/07/14	23,685,000	23,685,000

January 31, 2014 (unaudited)

142     PORTFOLIO OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value
Loudoun County Industrial Development Authority, VA, Revenue Bonds, (Series B) Weekly VRDNs, (Howard Hughes Medical Institute, OBG), 0.03%, 2/07/14	$65,000,000	$65,000,000
Lower Neches Valley Authority Industrial Development Corp., TX, Revenue Bonds, Daily VRDNs, (Exxon Mobil, OBG), 0.04%, 2/01/14	20,300,000	20,300,000
Mississippi Business Finance Corp., Revenue Bonds, (Series F) Daily VRDNs, (Chevron Corp., OBG), 0.04%, 2/01/14	23,550,000	23,550,000
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series K) Daily VRDNs, (Chevron Corp., OBG), 0.05%, 2/01/14	50,000,000	50,000,000
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-1) Weekly VRDNs, (Emory University, OBG), 0.03%, 2/07/14	43,295,000	43,295,000
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series 2005C-5) Weekly VRDNs, (Emory University, OBG), 0.03%, 2/07/14	22,000,000	22,000,000
State of Texas, GO Unlimited Bonds, (Series B) Weekly VRDNs, (Multi-Mode Mobility Fund, OBG)
0.04%, 2/07/14	40,405,000	40,405,000
0.05%, 2/07/14	34,805,000	34,805,000
University of Michigan, Refunding Revenue Bonds, (Series B), Weekly VRDNs (U.S. Bank, N.A., SPA), 0.03%, 2/07/14	60,000,000	60,000,000

TOTAL MUNICIPAL NOTES & BONDS (COST $498,320,000)		$498,320,000
OTHER COMMERCIAL PAPER – 36.0%¿
American Honda Motor Corp.
0.13%, 4/22/14	40,000,000	39,988,444
0.13%, 4/23/14	30,000,000	29,991,225
Army & Air Force Exchange
0.11%, 4/08/14•,Ω	25,000,000	24,994,958
0.12%, 3/04/14•,Ω	40,000,000	39,995,867
Baker Hughes, Inc.
0.05%, 2/03/14•,Ω	44,700,000	44,699,876
0.15%, 2/10/14•,Ω	45,000,000	44,998,313
BMW US Capital LLC,
0.12%, 3/19/14•,Ω	25,000,000	24,996,167
Catholic Health Initiatives,
0.15%, 2/04/14	30,000,000	29,999,625
Coca-Cola Co.,
0.17%, 7/08/14•,Ω	50,000,000	49,962,931
CPPIB Capital, Inc.,
0.15%, 2/20/14•,Ω	100,000,000	99,992,083
General Electric Co.
0.04%, 2/07/14	50,000,000	49,999,667

Description	Par Value	Value
0.14%, 4/01/14	$50,000,000	$49,988,528
Honeywell International, Inc.,
0.13%, 2/27/14•,Ω	33,000,000	32,996,902
Medtronic, Inc.
0.10%, 3/11/14•,Ω	50,000,000	49,994,722
0.10%, 3/13/14•,Ω	50,000,000	49,994,444
Novartis Finance Corp.,
0.03%, 2/03/14•,Ω	30,000,000	29,999,950
Philip Morris International, Inc.,
0.15%, 4/23/14•,Ω	99,000,000	98,966,587
Procter & Gamble Co.,
0.16%, 2/06/14	60,000,000	60,000,140
Province of Ontario,
0.10%, 4/08/14	100,000,000	99,981,667
Reckitt Benckiser Treasury Services PLC,
0.21%, 4/03/14•,Ω	44,250,000	44,234,254
Roche Holdings, Inc.,
0.10%, 4/28/14•,Ω	30,000,000	29,992,833
Sanofi-Aventis,
0.10%, 3/06/14•,Ω	100,000,000	99,990,833
Siemens Capital Co., LLC
0.10%, 3/24/14•,Ω	50,000,000	49,992,917
0.11%, 3/20/14•,Ω	50,000,000	49,992,819
Toyota Motors Credit Corp.
0.22%, 7/02/14	50,000,000	49,953,861
0.22%, 7/07/14	50,000,000	49,952,333

TOTAL OTHER COMMERCIAL PAPER (COST $1,325,651,946)		$1,325,651,946
U.S. TREASURY OBLIGATIONS – 4.9%
U.S. TREASURY NOTES – 4.9%
0.25%, 4/30/14	81,000,000	81,031,102
1.25%, 4/15/14	50,000,000	50,114,682
1.88%, 4/30/14	50,000,000	50,205,576

TOTAL U.S. TREASURY OBLIGATIONS (COST $181,351,360)		$181,351,360
REPURCHASE AGREEMENTS – 2.8%
Credit Suisse First Boston LLC, 0.01%,dated 01/31/14, due 02/03/14, repurchase price $24,000,020, collateralized by U.S. Treasury Security 2.38%, maturing 01/15/17; total market value of $24,485,452.	24,000,000	24,000,000
TD Securities, Inc., 0.03%, dated 01/31/14,due 02/03/14, repurchase price $80,000,200 collateralized by U.S. Government Security 0.13%, maturing 01/23/15; total market value of $81,600,864.	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS (COST $104,000,000)		$104,000,000

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     143

Wilmington Prime Money Market Fund (concluded)

Value
TOTAL INVESTMENTS – 100.0% (COST $3,680,253,660)	$3,680,253,660
OTHER ASSETS LESS LIABILITIES – 0.0%**	647,804

TOTAL NET ASSETS – 100.0%	$3,680,901,464

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$279,903,782	$—	$279,903,782
Certificate of Deposit	—	550,000,000	—	550,000,000
Corporate Notes & Bonds	—	75,039,556	—	75,039,556
Financial Company Commercial Paper	—	420,998,544	—	420,998,544
Municipal Commercial Paper	—	244,988,472	—	244,988,472
Municipal Notes & Bonds	—	498,320,000	—	498,320,000
Other Commercial Paper	—	1,325,651,946	—	1,325,651,946
U.S. Treasury Obligations	—	181,351,360	—	181,351,360
Repurchase Agreements	—	104,000,000	—	104,000,000

Total	$—	$3,680,253,660	$—	$3,680,253,660

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 79.0%
FEDERAL FARM CREDIT BANK (FFCB) – 10.9%
0.09%, 3/24/14‡	$100,000,000	$99,987,250
0.09%, 8/04/14Δ	75,000,000	74,998,079
0.10%, 10/24/14Δ	42,000,000	41,998,410
0.11%, 1/26/15Δ	50,000,000	50,000,000
0.12%, 5/15/15Δ	75,000,000	74,997,467
0.13%, 7/06/15Δ	100,000,000	99,975,703

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$441,956,909
FEDERAL HOME LOAN BANK (FHLB) – 28.0%
0.04%, 3/19/14‡	25,000,000	24,998,562
0.06%, 4/02/14‡	100,000,000	99,989,583
0.07%, 4/30/14‡	100,000,000	99,981,667
0.08%, 2/12/14‡	25,000,000	24,999,351
0.09%, 2/19/14‡	65,700,000	65,697,043
0.09%, 3/07/14‡	18,900,000	18,898,304
0.09%, 3/21/14‡	100,000,000	99,988,000
0.10%, 2/05/14Δ	100,000,000	100,000,000
0.10%, 3/04/14‡	50,000,000	49,995,694
0.10%, 4/09/14‡	25,585,000	25,580,238
0.10%, 5/15/14Δ	50,000,000	50,000,000
0.10%, 7/29/14	25,000,000	24,998,387
0.10%, 2/28/14Δ	100,000,000	99,999,267
0.11%, 11/21/14Δ	50,000,000	49,997,953
0.11%, 11/20/14Δ	50,000,000	49,997,960
0.11%, 6/06/14Δ	50,000,000	50,000,000
0.11%, 4/21/14Δ	50,000,000	50,000,000
0.12%, 12/09/14Δ	100,000,000	100,000,000
0.12%, 2/12/15Δ	25,000,000	24,999,315
0.18%, 3/07/14	25,000,000	25,002,332

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,135,123,656
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 21.8%
0.05%, 4/07/14‡	69,000,000	68,993,771
0.06%, 3/24/14‡	50,000,000	49,995,467
0.07%, 2/05/14‡	50,000,000	49,999,500
0.07%, 3/25/14‡	48,510,000	48,504,745
0.07%, 4/24/14‡	61,500,000	61,490,194
0.08%, 2/18/14‡	100,000,000	99,995,939
0.08%, 3/03/14‡	27,800,000	27,798,147

Description	Par Value	Value
0.08%, 3/20/14‡	$50,000,000	$49,994,451
0.09%, 2/10/14‡	50,000,000	49,998,750
0.09%, 2/24/14‡	50,000,000	49,997,125
0.09%, 6/18/14‡	24,851,000	24,842,489
0.10%, 2/26/14‡	30,526,000	30,523,880
0.10%, 4/03/14‡	75,000,000	74,987,292
0.10%, 4/21/14‡	50,000,000	49,989,028
0.10%, 5/02/14‡	24,000,000	23,994,000
0.11%, 5/20/14‡	100,000,000	99,965,500
0.17%, 12/05/14Δ	25,000,000	25,009,316

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$886,079,594
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 18.3%
0.05%, 2/10/14‡	91,461,000	91,459,857
0.06%, 3/03/14‡	99,900,000	99,895,005
0.08%, 2/03/14‡	97,117,000	97,116,568
0.08%, 3/05/14‡	111,463,000	111,455,238
0.09%, 2/19/14‡	35,000,000	34,998,425
0.09%, 3/12/14‡	30,950,000	30,946,982
0.09%, 3/19/14‡	99,900,000	99,888,511
0.09%, 6/04/14‡	57,774,000	57,756,235
0.10%, 4/01/14‡	21,000,000	20,996,558
0.10%, 4/21/14‡	100,000,000	99,978,056

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$744,491,435

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $3,207,651,594)		$3,207,651,594
U.S. TREASURY OBLIGATIONS – 9.3%
U.S. TREASURY BILLS – 1.3%
0.09%, 4/24/14‡	50,000,000	49,989,465
U.S. TREASURY NOTES – 8.0%
0.25%, 4/30/14	50,000,000	50,019,199
1.25%, 3/15/14	100,000,000	100,138,309
1.25%, 4/15/14	125,000,000	125,289,065
2.25%, 5/31/14	50,000,000	50,356,380

TOTAL U.S. TREASURY OBLIGATIONS (COST $375,792,418)		$375,792,418

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     145

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 11.7%
Credit Suisse First Boston LLC, 0.01%, dated 01/31/14, due 02/03/14, repurchase price $75,000,063, collateralized by U.S. Treasury Security 3.125%, maturing 02/15/43; total market value of $76,500,302.	$75,000,000	$75,000,000
Deutsche Bank Securities, Inc., 0.02%, dated 01/31/14, due 02/03/14, repurchase price $100,000,167, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 02/14/14 to 11/15/30; total market value of $102,000,000.	100,000,000	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 01/31/14, due 02/03/14, repurchase price $100,000,167, collateralized by a U.S. Treasury Security 0.13%, maturing 07/15/22; total market value of $102,000,001.	100,000,000	100,000,000

Description	Par Value	Value
TD Securities, Inc., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $100,000,250, collateralized by U.S. Government Securities 0.13% to 4.88%, maturing 01/16/15 to 06/29/17; total market value of $102,001,379.	$100,000,000	$100,000,000
TD Securities, Inc., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $100,000,250, collateralized by U.S. Government Securities 0.13% to 6.63%, maturing 01/23/15 to 11/15/30; total market value of $102,013,803.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $475,000,000)		$475,000,000

TOTAL INVESTMENTS – 100.0%
(COST $4,058,444,012)		$4,058,444,012
OTHER ASSETS LESS LIABILITIES – 0.0%**		1,521,271

TOTAL NET ASSETS – 100.0%		$4,059,965,283

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$3,207,651,594	$—	$3,207,651,594
U.S. Treasury Obligations	—	375,792,418	—	375,792,418
Repurchase Agreements	—	475,000,000	—	475,000,000

Total	$—	$4,058,444,012	$—	$4,058,444,012

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 57.4%
U.S. TREASURY BILLS – 14.3%
0.07%, 2/20/14‡	$25,000,000	$24,999,004
0.06%, 4/10/14‡	25,000,000	24,997,167
0.08%, 4/24/14‡	75,000,000	74,985,422
0.08%, 7/03/14‡	25,000,000	24,991,028

TOTAL U.S. TREASURY BILLS		$149,972,621
U.S. TREASURY NOTES – 43.1%
4.00%, 2/15/14	25,000,000	25,037,576
1.25%, 3/15/14	100,000,000	100,134,797
1.25%, 4/15/14	100,000,000	100,231,724
0.25%, 4/30/14	75,000,000	75,028,936
1.88%, 4/30/14	25,000,000	25,109,482
0.25%, 5/31/14	25,000,000	25,013,156
2.25%, 5/31/14	50,000,000	50,356,380
2.63%, 7/31/14	25,000,000	25,314,750
2.38%, 8/31/14	25,000,000	25,326,011

TOTAL U.S. TREASURY NOTES		$451,552,812

TOTAL U.S. TREASURY OBLIGATIONS
(COST $601,525,433)		$601,525,433
REPURCHASE AGREEMENTS – 42.4%
Barclays Capital, Inc., 0.02%, dated 01/31/14, due 02/03/14, repurchase price $160,000,267, collateralized by a U.S. Treasury Security 0.25%, maturing 02/28/14; total market value of $163,200,060.	160,000,000	160,000,000

Description	Par Value	Value
Credit Suisse First Boston LLC, 0.01%, dated 01/31/14, due 02/03/14, repurchase price $24,000,020, collateralized by U.S. Treasury Security 2.38%, maturing 01/15/17; total market value of $24,485,452.	$24,000,000	$24,000,000
Deutsche Bank Securities, Inc., 0.02%, dated 01/31/14, due 02/03/14, repurchase price $160,000,267, collateralized by U.S. Treasury Securities 0.00% to 8.13%, maturing 12/31/15 to 11/15/43; total market value of $163,200,065.	160,000,000	160,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 01/31/14, due 02/03/14, repurchase price $100,000,167, collateralized by a U.S. Treasury Security 0.00%, maturing 11/15/27; total market value of $102,000,000.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $444,000,000)		$444,000,000

TOTAL INVESTMENTS – 99.8%
(COST $1,045,525,433)		$1,045,525,433
OTHER ASSETS LESS LIABILITIES – 0.2%		2,498,732

TOTAL NET ASSETS – 100.0%		$1,048,024,165

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$601,525,433	$—	$601,525,433
Repurchase Agreements	—	444,000,000	—	444,000,000

Total	$—	$1,045,525,433	$—	$1,045,525,433

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER – 57.1%
ARIZONA – 1.6%
Salt River Project Agricultural Improvement & Power District, (Series C), (US Bank, LIQ), 0.06%, 2/06/14	$8,400,000	$8,400,000

TOTAL ARIZONA		$8,400,000
ILLINOIS – 3.9%
Illinois Educational Facilities Authority, (Northern Trust, LOC)
0.08%, 3/06/14	13,710,000	13,710,000
0.08%, 3/06/14	7,083,000	7,083,000

TOTAL ILLINOIS		$20,793,000
MARYLAND – 4.7%
Johns Hopkins University,
0.05%, 2/20/14	4,861,000	4,861,000
Montgomery County, MD,
(Series 10-B), (State Street, LIQ), BANs,
0.10%, 2/13/14	20,395,000	20,395,000

TOTAL MARYLAND		$25,256,000
MASSACHUSETTS – 3.9%
Massachusetts State Health and Education, (Harvard University)
0.04%, 2/04/14	4,500,000	4,500,000
0.05%, 2/19/14	16,381,000	16,381,000

TOTAL MASSACHUSETTS		$20,881,000
MICHIGAN – 3.0%
University of Michigan,
0.05%, 3/10/14	8,305,000	8,305,000
University of Michigan,
(Series I), 0.10%, 2/05/14	7,760,000	7,760,000

TOTAL MICHIGAN		$16,065,000
MINNESOTA – 2.0%
University of Minnesota,
0.06%, 3/03/14	11,000,000	11,000,000

TOTAL MINNESOTA		$11,000,000
MISSOURI – 3.9%
Curators of the University of Missouri, (Series A)
0.05%, 2/18/14	4,500,000	4,500,000
0.10%, 2/04/14	16,400,000	16,400,000

TOTAL MISSOURI		$20,900,000

Description	Par Value	Value
NEVADA – 3.6%
Las Vegas Valley Water District, NV, (Series 04-A), (JPMorgan Chase, LIQ), GO
Notes, 0.07%, 2/12/14	$19,500,000	$19,500,000

TOTAL NEVADA		$19,500,000
NORTH CAROLINA – 2.6%
Charlotte, NC, Water and Sewer System, (Wells Fargo, LIQ), Revenue Bonds,
0.13%, 3/14/14	5,500,000	5,500,000
North Carolina Capital Facilities Finance Agency, Educational Facilities, (Duke University), Revenue Bonds,
0.12%, 2/11/14	8,500,000	8,500,000

TOTAL NORTH CAROLINA		$14,000,000
OHIO – 3.3%
Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.12%, 3/04/14	3,500,000	3,500,000
Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.10%, 3/04/14	14,000,000	14,000,000

TOTAL OHIO		$17,500,000
SOUTH CAROLINA – 2.6%
South Carolina State Public Service Authority, (Series A), (JPMorgan Chase, LIQ), 0.10%, 4/04/14	5,500,000	5,500,000
South Carolina State Public Service Authority, (Series B), (Wells Fargo, LIQ), 0.12%, 2/06/14	3,360,000	3,360,000
South Carolina State Public Service Authority, (Series E), (TD Bank, LIQ), 0.06%, 2/19/14	5,145,000	5,145,000

TOTAL SOUTH CAROLINA		$14,005,000
TENNESSEE – 3.7%
Metropolitan Government of Nashville & Davidson County, TN, (State Street/Calstrs/ Calpers, LIQ), 0.10%, 4/01/14	5,000,000	5,000,000
State of Tennessee, (Series 00-A), (TN Consolidated Retirement Systems, LOC), 0.09%, 2/10/14	15,000,000	15,000,000

TOTAL TENNESSEE		$20,000,000
TEXAS – 15.4%
City of San Antonio, TX, (Series A), (JPMorgan Chase, LIQ), 0.13%, 2/06/14	2,000,000	2,000,000

January 31, 2014 (unaudited)

148     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
City of San Antonio, TX, Electric & Gas Systems, (Series A), (JPMorgan Chase, LIQ), 0.07%, 2/05/14	$5,000,000	$5,000,000
City of San Antonio, TX, Water Systems, (Series B), (Wells Fargo, LIQ), 0.06%, 2/20/14	16,000,000	16,000,000
Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.09%, 4/03/14	10,000,000	10,000,000
Texas Public Finance Authority, (Series 2008), (Comptroller of Public Accounts TX, LIQ), 0.13%, 3/06/14	10,000,000	10,000,000
Texas Technical University, (Series A)
0.06%, 3/05/14	9,795,000	9,795,000
0.14%, 4/08/14	10,000,000	10,000,000
University of Texas,
0.07%, 4/07/14	20,000,000	20,000,000

TOTAL TEXAS		$82,795,000
VIRGINIA – 1.0%
University of Virginia,
(Series 03-A), 0.05%, 2/20/14	5,350,000	5,350,000

TOTAL VIRGINIA		$5,350,000
WISCONSIN – 1.9%
State of Wisconsin,
(Bank of New York, LIQ), 0.06%, 2/06/14	10,000,000	10,000,000

TOTAL WISCONSIN		$10,000,000

TOTAL COMMERCIAL PAPER
(COST $306,445,000)		$306,445,000
MUNICIPAL BONDS – 8.3%
CALIFORNIA – 3.6%
California State, Revenue Anticipation Note, (Series A-2), 2.00%, 6/23/14	4,500,000	4,530,923
City of Los Angeles, GO Unlimited Notes, (Series C), TRANs, 2.00%, 6/26/14	15,000,000	15,108,191

TOTAL CALIFORNIA		$19,639,114
IDAHO – 0.9%
State of Idaho, GO Unlimited Notes, TANs,
2.00%, 6/30/14	5,000,000	5,036,861

TOTAL IDAHO		$5,036,861
OREGON – 1.9%
State of Oregon, GO Limited Notes, TANs, (Series A), 1.50%, 7/31/14	10,000,000	10,065,112

TOTAL OREGON		$10,065,112
TEXAS – 1.9%
State of Texas, TRANs, 2.00%, 8/28/14	10,000,000	10,102,320

TOTAL TEXAS		$10,102,320

TOTAL MUNICIPAL BONDS
(COST $44,843,407)		$44,843,407

Description	Par Value	Value
SHORT-TERM MUNICIPAL BONDS – 34.5%
DELAWARE – 6.9%
Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.05%, 2/01/14	$16,200,000	$16,200,000
Delaware State Health Facilities Authority, Revenue Bonds, Weekly VRDNs, (Christiana Care Health Services, OBG), 0.03%, 2/07/14	4,000,000	4,000,000
University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.05%, 2/01/14	16,660,000	16,660,000

TOTAL DELAWARE		$36,860,000
FLORIDA – 0.7%
Orange County Housing Finance Authority, Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.04%, 2/07/14	3,815,000	3,815,000

TOTAL FLORIDA		$3,815,000
ILLINOIS – 0.7%
Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, (University of Chicago Medical Center), (JPMorgan Chase Bank N.A., LOC), 0.06%, 2/01/14	4,000,000	4,000,000

TOTAL ILLINOIS		$4,000,000
KENTUCKY – 0.7%
Shelby County, Revenue Bonds, (Series A), Daily VRDNs, (U.S. Bank N.A., LOC), 0.05%, 2/01/14	3,970,000	3,970,000

TOTAL KENTUCKY		$3,970,000
LOUISIANA – 0.5%
East Baton Rouge Parish, LA, Pool Control, Revenue Bonds, Daily VRDNs, (Exxon Mobil, OBG), 0.04%, 2/01/14	2,580,000	2,580,000

TOTAL LOUISIANA		$2,580,000
MASSACHUSETTS – 1.3%
Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.03%, 2/01/14	6,800,000	6,800,000

TOTAL MASSACHUSETTS		$6,800,000
MINNESOTA – 1.7%
City of Rochester, Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic, OBG), 0.03%, 2/07/14	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000
MISSISSIPPI – 1.6%
Mississippi Business Finance Corp., Gulf Opportunity, Revenue Bonds, (Series K), Daily VRDNs, (Chevron Corp., OBG), 0.05%, 2/01/14	6,500,000	6,500,000

January 31, 2014 (unaudited)

PORTFOLIO OF INVESTMENTS     149

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value
Mississippi Business Finance Corp., Gulf Opportunity,, Revenue Bonds, (Series I), Daily VRDNs, (Chevron Corp., OBG), 0.04%, 2/01/14	$2,200,000	$2,200,000

TOTAL MISSISSIPPI		$8,700,000
NEW HAMPSHIRE – 1.3%
New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.04%, 2/07/14	6,000,000	6,000,000
New Hampshire, HEFA, Revenue Bonds, (Series A), Daily VRDNs, (Dartmouth College, OBG)/(JPMorgan Chase Bank N.A., SPA), 0.05%, 2/01/14	990,000	990,000

TOTAL NEW HAMPSHIRE		$6,990,000
OHIO – 2.5%
Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.05%, 2/01/14	13,415,000	13,415,000

TOTAL OHIO		$13,415,000
OKLAHOMA – 2.9%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.05%, 2/01/14	15,700,000	15,700,000

TOTAL OKLAHOMA		$15,700,000
PENNSYLVANIA – 3.0%
Geisinger Authority, Refunding Revenue Bonds, (Series B), Daily VRDNs, (Geisinger Health Systems, OBG)/(U.S. Bank N.A., SPA), 0.03%, 2/01/14	4,000,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(Wells Fargo Bank N.A., SPA), 0.06%, 2/01/14	12,020,000	12,020,000

TOTAL PENNSYLVANIA		$16,020,000
TEXAS – 5.9%
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds, Weekly VRDNs, (Air Products & Chemicals Project, OBG), 0.04%, 2/07/14	9,000,000	9,000,000
Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.04%, 2/01/14	1,000,000	1,000,000
State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / Calpers, SPA), 0.04%, 2/07/14	10,480,000	10,480,000
Texas Water Development Board, Revenue Bonds, (Subseries A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.05%, 2/01/14	11,300,000	11,300,000

TOTAL TEXAS		$31,780,000

Description	Par Value	Value
UTAH – 1.4%
City of Murray, Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.05%, 2/01/14	$5,090,000	$5,090,000
Weber County Hospital, IHC Health Services, Revenue Bonds, (Series A), Daily VRDNs, 0.06%, 2/01/14	2,600,000	2,600,000

TOTAL UTAH		$7,690,000
VIRGINIA – 3.4%
Loudon County Industrial Development Authority, Revenue Bonds, (Series D), Weekly VRDNs, (Howard Hughes Medical Center), 0.03%, 2/07/14	18,000,000	18,000,000

TOTAL VIRGINIA		$18,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS
(COST $185,220,000)		$185,220,000

TOTAL INVESTMENTS – 99.9%
(COST $536,508,407)		$536,508,407
OTHER ASSETS LESS LIABILITIES – 0.1%		397,689

TOTAL NET ASSETS – 100.0%		$536,906,096

January 31, 2014 (unaudited)

150     PORTFOLIO OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (concluded)

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$306,445,000	$—	$306,445,000
Municipal Bonds	—	44,843,407	—	44,843,407
Short-Term Municipal Bonds	—	185,220,000	—	185,220,000

Total	$—	$536,508,407	$—	$536,508,407

See Notes to Portfolios of Investments

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MONEY MARKET FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
¿	Securities with discount rate at the time of purchase.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2014, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Prime Money Market Fund	1,466,763,685	39.8%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Prime Money Market Fund
Army and Air Force Exchange	12/04/2013	39,988,000	39,995,867
Army and Air Force Exchange	01/08/2014	24,993,125	24,994,958
Australia & New Zealand Banking Group Ltd.	11/26/2013	71,048,876	71,072,030
Baker Hughes, Inc.	11/15/2013	44,983,688	44,998,313
Baker Hughes, Inc.	01/31/2014	44,699,814	44,699,876
BMW US Capital LLC	12/30/2013	24,993,417	24,996,167
Chariot Funding LLC	05/16/2013	24,940,000	24,998,000
Chariot Funding LLC	05/21/2013	24,943,958	24,997,292
Chariot Funding LLC	07/09/2013	49,887,917	49,974,167
Coca-Cola Co.	01/08/2014	49,957,264	49,962,931
Commonwealth Bank of Australia	05/22/2013	50,000,000	50,000,000
CPPIB Capital, Inc.	10/23/2013	99,950,000	99,992,083
CRC Funding LLC	12/05/2013	49,977,000	49,991,500
CRC Funding LLC	12/17/2013	29,987,250	29,993,767
Honeywell International, Inc.	10/21/2013	32,984,627	32,996,902
JPMorgan Chase & Co.	04/30/2013	49,864,861	49,999,028
Medtronic, Inc.	12/03/2013	49,986,111	49,994,444
Medtronic, Inc.	12/10/2013	49,987,361	49,994,722
National Australia Funding	01/31/2014	99,999,667	99,999,778
Novartis Finance Corp.	01/31/2014	29,999,925	29,999,950
Old Line Funding LLC	10/08/2013	49,945,611	49,981,056
Philip Morris International, Inc.	01/27/2014	49,982,083	49,983,125
Philip Morris International, Inc.	01/28/2014	48,982,646	48,983,462
Reckitt Benckiser Treasury Services PLC	10/22/2013	44,207,926	44,234,254
Roche Holdings, Inc.	01/31/2014	29,992,750	29,992,833
Sanofi-Aventis	01/06/2014	99,983,611	99,990,833
Siemens Capital Co., LLC	12/30/2013	49,988,333	49,992,917
Siemens Capital Co., LLC	01/06/2014	49,988,847	49,992,819
Thunder Bay Funding LLC	10/25/2013	49,935,000	49,968,000
Westpac Banking Corp.	12/10/2013	49,982,306	49,992,611
			$1,466,763,685	39.8%

**	Represents less than 0.05%.

January 31, 2014 (unaudited)

152     Notes to Portfolios of Investments - Money Market Funds

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

HEFA – Health & Education Facility Authority

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

FFCB – Federal Farm Credit Bank

LOC – Letter of Credit

OBG – Obligation

PLC – Public Limited Company

SPA – Sales and Purchase Agreement

TANs – Tax Anticipation Notes

TRANs – Tax Revenue Anticipation Prerefunded

VRDNs – Variable Rate Demand Notes

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS     153

1. ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

January 31, 2014 (unaudited)

154     NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

For the period ended January 31, 2014, the Funds did not have any reverse repurchase agreements activity.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Swap agreements outstanding at period end, if any, are listed on the Portfolios of Investments.

Short Sales – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      155

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2014, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Growth Fund	$1,149,293	$1,178,433
Large-Cap Strategy Fund	4,040,563	4,158,791
Mid-Cap Growth Fund	19,549,329	20,107,878
Small-Cap Growth Fund	9,183,020	9,628,653
Small-Cap Strategy Fund	13,388,435	13,941,442
Multi-Manager International Fund	4,329,259	4,809,772
Multi-Manager Real Asset Fund	4,038,574	4,116,248
Strategic Allocation Moderate Fund	547,260	556,503
Broad Market Bond Fund	4,139,608	4,231,990
Intermediate-Term Bond Fund	6,669,055	6,826,611
Short-Term Corporate Bond Fund	9,012,054	9,192,301

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2014 are as follows:

January 31, 2014 (unaudited)

156      NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)

Affiliated Security Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2014	Value at 01/31/2014	Dividend Income(a)	Realized Gain/(Loss)(b)
Large-Cap Strategy Fund:
M&T Bank Corp.	3,410	—	—	3,410	$380,249	$7,161	$—

Multi-Manager International Fund:
Wilmington Prime Money Market Fund	—	12,150,544	12,150,544	—	$—	$29	$—

Multi-Manager Real Asset Fund:
Wilmington Prime Money Market Fund	2,650,807	69,816,722	72,467,529	—	$—	$1,134	$—

Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	710,281	9,299,364	9,109,897	899,748	$899,748	$64	$—
Wilmington Small-Cap Strategy Fund	26,932	297	3,404	23,825	346,657	4,059	26,942
Wilmington Large-Cap Strategy Fund	242,365	1,352	210,210	33,507	550,528	20,150	1,003,088
Wilmington Multi-Manager Real Asset Fund	175,518	1,320	176,838	—	—	18,447	559,682
Wilmington Mid-Cap Growth Fund	34,388	8,315	4,988	37,715	678,871	—	38,262
Wilmington Multi-Manager International Fund	434,816	53,921	79,366	409,371	3,070,286	50,112	59,020
Wilmington Intermediate-Term Bond Fund	2,276,678	75,354	584,322	1,767,710	17,836,189	280,302	331,385

TOTAL		9,439,923	10,169,025		$23,382,279	$373,134	$2,018,379

Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	1,223,157	9,573,663	10,120,814	676,006	$676,006	$91	$—
Wilmington Multi-Manager Real Asset Fund	221,091	1,663	222,754	—	—	23,237	(31,352)
Wilmington Small-Cap Growth Fund	56,897	—	56,897	—	—	—	656,025
Wilmington Small-Cap Strategy Fund	—	103,236	—	103,236	1,502,077	10,875	—
Wilmington Mid-Cap Growth Fund	188,417	361	23,850	164,928	2,968,697	—	162,395
Wilmington Large-Cap Growth Fund	211,542	—	211,542	—	—	—	786,643
Wilmington Large-Cap Value Fund	122,512	—	122,512	—	—	5,694	639,844
Wilmington Multi-Manager International Fund	942,860	—	124,573	818,287	6,137,152	107,175	226,433

TOTAL		9,678,923	10,882,942		$11,283,932	$147,072	$2,439,988
Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	643,033	9,645,482	8,917,648	1,370,867	$1,370,867	$91	$—
Wilmington Small-Cap Strategy Fund	69,393	34,951	—	104,344	1,518,210	14,041	—
Wilmington Large-Cap Strategy Fund	897,089	4,142	886,370	14,861	244,167	60,264	5,968,732
Wilmington Multi-Manager Real Asset Fund	125,870	946	126,816	—	—	13,229	444,824
Wilmington Mid-Cap Growth Fund	169,356	14,937	5,260	179,033	3,222,588	—	126,588

January 31, 2014 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS (continued)      157

Affiliated Security Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2014	Value at 01/31/2014	Dividend Income(a)	Realized Gain/(Loss)(b)
Wilmington Multi-Manager
International Fund	1,398,685	22,390	221,690	1,199,385	$8,995,390	$159,655	$273,882

TOTAL		9,722,848	10,157,784		$15,351,222	$247,280	$6,814,026
(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.
(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

4. CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Multi-Manager Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

January 31, 2014 (unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date    3/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date    3/26/2014

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date    3/26/2014

*	Print the name and title of each signing officer under his or her signature.